UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2021

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

August 31, 2021

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of August 31, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Funds by Macquarie® Minnesota municipal bond funds	September 7, 2021 (Unaudited)

Performance preview (for the year ended August 31, 2021)
Delaware Tax-Free Minnesota Fund (Institutional Class shares)	1-year return	+4.31%
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	+4.05%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+3.40%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+3.03%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 6.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in Minnesota.

Please see page 10 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund	1-year return	+3.29%
(Institutional Class shares)
Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	+3.13%
Bloomberg 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	+2.75%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	+1.85%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 11.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified state or city basis.

Please see page 14 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund	1-year return	+5.89%
(Institutional Class shares)
Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	+5.71%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+3.40%
Lipper Minnesota Municipal Debt Funds Average	1-year return	+3.03%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 16.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Minnesota Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in Minnesota.

Portfolio management review
Delaware Funds by Macquarie® Minnesota municipal bond funds

Please see page 19 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objectives

Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

Delaware Minnesota High-Yield Municipal Bond Fund seeks a high level of current income that is exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

Economic backdrop

During the fiscal year ended August 31, 2021, the US economy expanded at a rapid pace, as states and municipalities opened up their economies and ended or scaled back pandemic-related restrictions. A $1.9 trillion federal economic stimulus program – the American Rescue Plan Act, passed in March 2021 – and continued aggressive monetary policy further supported the economy’s recovery after a difficult 2020.

Investors’ optimism began to grow in late 2020, along with the introduction of vaccines for COVID-19, which helped lead to a dramatic decline in virus cases and hospitalization rates. Uncertainty returned in the final months of the fiscal year, however, as the Delta variant of COVID-19 aggressively spread and new concerns emerged about the future path of the economic recovery.

Against this backdrop, the US economy enjoyed robust growth throughout the fiscal year. In the third quarter of 2020, for example, US gross domestic product (GDP) – a measure of national economic output – expanded by an annualized 33.4%. This was the fastest such increase in the country’s history, following an equally unprecedented 31.4% decline in the prior three-month period. US GDP grew by 4.5% in the fourth quarter of 2020, followed by increases of 6.3% in the first quarter of 2021 and an estimated 6.6% in the second quarter of 2021.

Employment trends similarly reflected the favorable economic backdrop. After the US jobless rate peaked in April 2020 at 14.7% – the highest level seen since the Great Depression – the employment picture quickly improved as state and local economies reopened. At the beginning of the Funds’ fiscal year in September 2020, US unemployment stood at a still historically high 8.4%. A year later, the country’s jobless rate had fallen to 5.2%.

Early in the pandemic, the US Federal Reserve cut its benchmark short-term interest rate, the federal funds rate, to essentially zero, where the rate remained throughout the fiscal year ended August 31, 2021. As signs mounted that inflation was accelerating, the Fed suggested it would consider increasing interest rates as early as 2023, moving up its previous timeline by a year.

Sources: US Bureau of Economic Analysis, US Bureau of Labor Statistics, and Bloomberg.

Municipal bond market conditions

Overall, the municipal bond market, as measured by the Bloomberg Municipal Bond Index, gained 3.40% for the fiscal year ended August 31, 2021.

Municipal bonds benefited from a favorable technical backdrop, with robust demand for tax-exempt bonds accompanied by relatively limited supply. As the pandemic progressed, investors’ appetite for municipal debt remained strong, reflecting increased confidence in issuers’ underlying credit quality and expectations for higher tax rates in the future.

In this environment, longer-maturity bonds generally outperformed their intermediate- and shorter-dated counterparts, while lower-rated bonds outpaced higher-quality issues. High yield municipal debt – bonds with credit ratings below BBB – enjoyed particularly strong results.

The following tables show municipal bond returns by maturity length and by credit quality for the fiscal year ended August 31, 2021.

Returns by maturity
1 year	0.62%
3 years	1.17%
5 years	1.70%
10 years	3.10%
22+ years	5.54%

Returns by credit rating
AAA	1.70%
AA	2.50%
A	4.72%
BBB	8.52%
Source: Bloomberg.

A consistent management approach

For all three Funds discussed in this report, we continued to follow the same management strategy we use regardless of the market environment. We emphasize a bottom-up investment approach, meaning we rely on our team’s thorough credit research to choose bonds on an issuer-by-issuer basis. We regularly seek tax-exempt bonds that offer the Funds’ shareholders what we view as an attractive trade-off between return opportunity and risk.

In following this strategy, we generally position the Funds with relatively less exposure to highly rated, lower yielding bonds. Instead, we prefer to overweight bonds with lower-investment-grade or below-investment-grade credit ratings backed by what we believe is solid underlying credit quality, due to these securities’ tendency to offer better income characteristics.

In the three Funds covered by this report, however, we regularly balance this approach with the recognition that lower-rated, higher yielding bonds tend to be scarce in Minnesota relative to other state marketplaces. In Minnesota, municipal bond issuance tends to feature highly rated, lower-coupon state and local general obligation bonds. Accordingly, our focus with these Funds involves investing in bonds offering what we view as the most attractive risk-reward trade-offs available, while we regularly remain on the lookout for suitable lower-rated issues to support our portfolio management objectives.

As of August 31, 2021, roughly 29% of the net assets of Delaware Tax-Free Minnesota Fund was invested in bonds with lower-investment-grade credit ratings, while about 33% of the net assets of Delaware Tax-Free Minnesota Intermediate Fund was invested in these credit tiers. Both Funds also maintained allocations to high yield municipal bonds. By prospectus, both Funds may hold up to 20% of their net assets in high yield debt.

Consistent with its mandate, Delaware Minnesota High-Yield Municipal Bond Fund maintained the largest high yield exposure of the three Funds. As of August 31, 2021, about 40% of the Fund’s portfolio was held in bonds with credit ratings below BBB, including nonrated bonds.

Portfolio management review
Delaware Funds by Macquarie® Minnesota municipal bond funds

Consistently seeking value

At the start of the fiscal year, the US was only a few months into the coronavirus pandemic, and municipal bond valuations remained depressed in several sectors. This was especially true of market areas uniquely vulnerable to the spread of COVID-19, such as continuing care retirement communities and charter schools.

When possible, we prioritized opportunities to buy suitable higher yielding bonds in these and other sectors that we believed would allow us to enhance the Funds’ income-generating capability while also potentially providing total return opportunity.

Especially in Delaware Minnesota High-Yield Municipal Bond Fund, and to a far more limited extent in Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund, we bought higher yielding bonds early in the fiscal year at depressed valuations. These included select opportunities among bonds in the healthcare and education sectors. Over time, bonds in these sectors experienced narrowing credit spreads and provided lower yields, gradually making them less attractive areas for new investment, in our view.

To varying extents in each Fund, we also bought tax-exempt bonds affiliated with the US territory of Puerto Rico, where we continued to find value amid that commonwealth’s ongoing financial restructuring.

Over time, as credit spreads narrowed, we became especially selective with new investments, focusing on purchasing bonds that we believed offered the Funds’ shareholders a favorable risk-reward trade-off. As attractive value opportunities became harder to find, we continued to prioritize our research efforts to try to find higher yielding Minnesota bonds that we believed represented long-term value, and we were willing to remain patient while pursuing this goal.

Individual performance effects

As we mentioned, longer-duration bonds – those with more sensitivity to interest rates – generally outperformed shorter-duration bonds, and lower-rated bonds outpaced higher-quality bonds. Often during this fiscal year, the Funds’ leading individual contributors and detractors reflected these performance trends.

In all three Funds, for example, the strongest-performing securities were bonds affiliated with Puerto Rico. (Bonds issued by Puerto Rico and other US territories are generally fully tax-exempt for US residents.) In Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, Puerto Rico Electric Power Authority bonds were the leading individual performers. These bonds, yielding 5.25% and maturing in 2024, returned nearly 45% for the Funds, benefiting from investors’ increased optimism about the issuer’s debt restructuring efforts and the bonds’ relatively low valuation to begin the fiscal year. Meanwhile, Delaware Tax-Free Minnesota Intermediate Fund similarly benefited from a position in Puerto Rico general obligation debt, which gained 30%.

In addition, all three Funds benefited from exposure to senior-housing bonds that came into the fiscal year at depressed valuations but enjoyed strong results as investors eased their concerns about issuers’ credit quality. For example, nonrated bonds of Chosen Valley Care Center, a skilled-nursing facility in Chatwood, gained more than 25%, lifting the performance of Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund, while bonds for the senior living facility project in Apple Valley and the Deephaven Woods project gained more than 25% and close to 20%, respectively, boosting results for Delaware Tax-Free Minnesota Fund.

Further adding value for Delaware Minnesota High-Yield Municipal Bond Fund were bonds for

Stride Academy, a St. Cloud charter school. As the issuer’s underlying credit quality strengthened during the fiscal year, these bonds continued to gain in value, rising more than 40%.

In contrast, most of the Funds’ weakest-performing bonds – many of which still managed a small positive return – featured relatively high credit quality or short durations. In both Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund, for instance, holdings in pre-refunded state general obligation bonds produced a relatively flat return, lagging the overall market by several percentage points. Pre-refunded bonds, with their high degree of credit quality and short durations, were relative laggards in a market environment that rewarded bonds of lower quality and longer durations.

Meanwhile, AAA-rated Metropolitan Council (St. Paul) water-and-sewer debt gained only modestly for Delaware Tax-Free Minnesota Fund, while similarly high-rated debt for Hennepin County did the same for Delaware Tax-Free Minnesota Intermediate Fund.

For Delaware Minnesota High-Yield Municipal Bond Fund, University of Minnesota bonds’ modest return reflected their addition to the Fund’s portfolio at a relative high point for the market, leading to a lower return for the Fund’s fiscal year. A holding in pre-refunded bonds for the HealthEast Care System also lagged the benchmark.

Minnesota economic backdrop

Minnesota finished its 2021 fiscal year with $26.6 billion in its General Fund, outpacing earlier projections by more than 11% and representing a $2.9 billion swing from the budget deficit that had been projected in mid-2020. The state’s corporate tax revenues ended the fiscal year 38.4% above projections, while personal income taxes finished 12.4% higher. The state’s new biennial budget (which begins on July 1 of every odd-numbered year) is $52 billion, representing a 7.7% increase over the previous biennial budget. Of the new budget, about 41% represents spending on K-12 education and 36% on Human Services. The budget also includes $1 billion in tax relief related to COVID-19. In April 2021, Minnesota received $2.8 billion from the American Rescue Plan Act, and in 2020 the state received $1.9 billion in Coronavirus Aid, Relief, and Economic Security (CARES) Act funding. As of July 2021, the state’s unemployment rate was down to 3.9%, higher than the July 2019 rate of 3.1% but below the pandemic high of 11.3% in May 2020.

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. February 27, 1984)
Excluding sales charge	+4.05%	+2.69%	+3.65%	+6.00%
Including sales charge	-0.65%	+1.74%	+3.17%	+5.87%
Class C (Est. May 4, 1994)
Excluding sales charge	+3.35%	+1.94%	+2.88%	+3.91%
Including sales charge	+2.35%	+1.94%	+2.88%	+3.91%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+4.31%	+2.95%	—	+4.11%
Including sales charge	+4.31%	+2.95%	—	+4.11%
Bloomberg Municipal Bond Index	+3.40%	+3.30%	+4.05%	+4.34%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Performance summaries
Delaware Tax-Free Minnesota Fund

[2]

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.60% of the Fund’s average daily net assets from September 1, 2020 to August 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	0.93%	1.68%	0.68%
Net expenses (including fee
waivers, if any)	0.85%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

Performance of a $10,000 investment1

Class A shares
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$14,874
Delaware Tax-Free Minnesota Fund – Class A shares	$9,550	$13,664

Institutional Class shares
Average annual total returns from December 31, 2013 (inception date) through August 31, 2021

For period beginning December 31, 2013 through August 31, 2021	Starting value	Ending value
Delaware Tax-Free Minnesota Fund – Institutional Class shares	$10,000	$13,621
Bloomberg Municipal Bond Index	$10,000	$13,550

Performance summaries
Delaware Tax-Free Minnesota Fund

[1]

The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2011, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2011.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 6 through 10.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Gross domestic product, mentioned on page 2, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class C	DMOCX	928918408
Institutional Class	DMNIX	928918705

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. October 27, 1985)
Excluding sales charge	+3.13%	+2.32%	+2.98%	+4.58%
Including sales charge	+0.33%	+1.75%	+2.70%	+4.50%
Class C (Est. May 4, 1994)
Excluding sales charge	+2.26%	+1.43%	+2.10%	+3.15%
Including sales charge	+1.26%	+1.43%	+2.10%	+3.15%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+3.29%	+2.45%	–	+3.32%
Including sales charge	+3.29%	+2.45%	–	+3.32%
Bloomberg 3–15 Year Blend Municipal Bond
Index	+2.75%	+3.05%	+3.57%	+3.80%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]

Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 13. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. This fee was contractually limited to 0.15% of average daily net assets from September 1, 2020 through August 31, 2021.* Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

[2]

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.56% of the Fund’s average daily net assets from September 1, 2020 to August 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	1.02%	1.77%	0.77%
Net expenses (including fee waivers, if any)	0.71%	1.56%	0.56%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

Performance of a $10,000 investment1

Class A shares
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$14,195
Delaware Tax-Free Minnesota Intermediate Fund — Class A shares	$9,725	$13,054

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

Institutional Class shares
Average annual total returns from December 31, 2013 (inception date) through August 31, 2021

For period beginning December 31, 2013 through August 31, 2021	Starting value	Ending value
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$13,141
Delaware Tax-Free Minnesota Intermediate Fund — Institutional Class shares	$10,000	$12,845

[1]

The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2011, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg 3-15 Year Blend Municipal Bond Index as of August 31, 2011.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg 3-15 Year Blend Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 13. Please note additional details on pages 11 through 15.

The Bloomberg 3-15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

Gross domestic product, mentioned on page 2, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205
Institutional Class	DMIIX	92910U109

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. June 4, 1996)
Excluding sales charge	+5.71%	+3.28%	+4.10%	+4.95%
Including sales charge	+0.94%	+2.34%	+3.63%	+4.76%
Class C (Est. June 7, 1996)
Excluding sales charge	+4.92%	+2.51%	+3.33%	+4.17%
Including sales charge	+3.92%	+2.51%	+3.33%	+4.17%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+5.89%	+3.54%	—	+4.64%
Including sales charge	+5.89%	+3.54%	—	+4.64%
Bloomberg Municipal Bond Index	+3.40%	+3.30%	+4.05%	+4.34%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]

Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed in the “Fund expense ratios” table on page 18. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.64% of the Fund’s average daily net assets from September 1, 2020 to August 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	0.97%	1.72%	0.72%
Net expenses (including fee
waivers, if any)	0.89%	1.64%	0.64%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

Performance of a $10,000 investment1

Class A shares
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$14,874
Delaware Minnesota High-Yield Municipal Bond Fund — Class A
shares	$9,550	$14,285

Institutional Class shares
Average annual total returns from December 31, 2013 (inception date) through August 31, 2021

For period beginning December 31, 2013 through August 31, 2021	Starting value	Ending value
Delaware Minnesota High-Yield Municipal Bond Fund —
Institutional Class shares	$10,000	$14,158
Bloomberg Municipal Bond Index	$10,000	$13,550

[1]	The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2011, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2011.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 18. Please note additional details on pages 16 through 20.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Gross domestic product, mentioned on page 2, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class C	DVMMX	928928282
Institutional Class	DMHIX	928928175

Disclosure of Fund expenses
For the six-month period from March 1, 2021 to August 31, 2021 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2021 to August 31, 2021.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from March 1, 2021 to August 31, 2021 (Unaudited)

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,025.80	0.85%	$4.34
Class C	1,000.00	1,022.70	1.60%	8.16
Institutional Class	1,000.00	1,027.90	0.60%	3.07
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,023.80	0.71%	$3.62
Class C	1,000.00	1,019.40	1.56%	7.94
Institutional Class	1,000.00	1,024.50	0.56%	2.86
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.63	0.71%	$3.62
Class C	1,000.00	1,017.34	1.56%	7.93
Institutional Class	1,000.00	1,022.38	0.56%	2.85

Delaware Minnesota High-Yield Municipal Bond Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,032.30	0.89%	$4.56
Class C	1,000.00	1,028.40	1.64%	8.38
Institutional Class	1,000.00	1,033.60	0.64%	3.28
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.72	0.89%	$4.53
Class C	1,000.00	1,016.94	1.64%	8.34
Institutional Class	1,000.00	1,021.98	0.64%	3.26

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.50%
Corporate Revenue Bonds	1.38%
Education Revenue Bonds	18.07%
Electric Revenue Bonds	7.57%
Healthcare Revenue Bonds	22.84%
Housing Revenue Bonds	0.54%
Lease Revenue Bonds	2.72%
Local General Obligation Bonds	13.16%
Pre-Refunded/Escrowed to Maturity Bonds	7.13%
Special Tax Revenue Bonds	3.19%
State General Obligation Bonds	12.88%
Transportation Revenue Bonds	6.16%
Water & Sewer Revenue Bonds	2.86%
Short-Term Investments	1.08%
Total Value of Securities	99.58%
Receivables and Other Assets Net of Liabilities	0.42%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.37%
Minnesota	95.28%
Puerto Rico	3.59%
US Virgin Islands	0.34%
Total Value of Securities	99.58%

Security type / sector / state / territory allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.70%
Corporate Revenue Bond	1.00%
Education Revenue Bonds	15.00%
Electric Revenue Bonds	5.98%
Healthcare Revenue Bonds	23.12%
Housing Revenue Bonds	0.66%
Lease Revenue Bonds	4.16%
Local General Obligation Bonds	17.24%
Pre-Refunded/Escrowed to Maturity Bonds	5.01%
Special Tax Revenue Bonds	3.09%
State General Obligation Bonds	15.78%
Transportation Revenue Bonds	5.44%
Water & Sewer Revenue Bonds	2.22%
Short-Term Investments	0.88%
Total Value of Securities	99.58%
Receivables and Other Assets Net of Liabilities	0.42%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.74%
Minnesota	96.13%
Puerto Rico	2.71%
Total Value of Securities	99.58%

Security type / sector / state / territory allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.00%
Corporate Revenue Bonds	1.86%
Education Revenue Bonds	22.79%
Electric Revenue Bonds	5.34%
Healthcare Revenue Bonds	30.98%
Housing Revenue Bonds	1.70%
Lease Revenue Bonds	1.99%
Local General Obligation Bonds	7.74%
Pre-Refunded/Escrowed to Maturity Bonds	4.71%
Special Tax Revenue Bonds	4.42%
State General Obligation Bonds	8.41%
Transportation Revenue Bonds	5.06%
Water & Sewer Revenue Bonds	1.00%
Short-Term Investments	3.42%
Total Value of Securities	99.42%
Receivables and Other Assets Net of Liabilities	0.58%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Minnesota	94.80%
Puerto Rico	4.62%
Total Value of Securities	99.42%

Schedules of investments
Delaware Tax-Free Minnesota Fund	August 31, 2021

	Principal amount°	Value (US $)
Municipal Bonds – 98.50%
Corporate Revenue Bonds – 1.38%
Cottonwood Revenue
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$1,029,200
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	7,250,000	7,393,260
		8,422,460
Education Revenue Bonds – 18.07%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	915,239
Series A 4.25% 7/1/47	1,550,000	1,674,852
Series A 4.375% 7/1/52	400,000	433,264
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,406,674
Series A 5.00% 3/1/39	385,000	407,103
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	268,528
Series A 5.00% 7/1/45	1,390,000	1,477,278
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	2,000,000	2,242,680
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	786,744
Series A 5.00% 11/1/48	2,800,000	3,103,968
Duluth Independent School District No. 709 Certificates of
Participation
Series B 5.00% 2/1/28	350,000	432,870
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	461,032
Series A 5.375% 8/1/50	1,690,000	1,952,271
Series A 5.50% 8/1/36	580,000	608,472
Series A 5.75% 8/1/44	1,190,000	1,250,524
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	835,602
Series A 5.00% 7/1/47	2,290,000	2,476,933

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	$617,891
Series A 5.00% 7/1/44	1,770,000	1,865,297
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	967,447
Series A 5.00% 7/1/47	2,300,000	2,470,039
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	504,173
5.50% 8/1/49	2,260,000	2,424,935
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	6,126,073
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,415,600
5.00% 5/1/47	250,000	279,583
(Carleton College)
4.00% 3/1/35	1,000,000	1,135,530
4.00% 3/1/36	415,000	471,008
5.00% 3/1/44	2,110,000	2,530,903
(College of St. Benedict)
Series 8-K 4.00% 3/1/43	1,000,000	1,078,650
(College of St. Scholastica)
4.00% 12/1/29	280,000	336,568
4.00% 12/1/30	290,000	345,947
4.00% 12/1/33	500,000	588,495
4.00% 12/1/34	500,000	586,805
4.00% 12/1/40	1,200,000	1,387,056
(Gustavus Adolphus College)
5.00% 10/1/47	5,600,000	6,681,864
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	1,045,398
Series A 5.00% 10/1/35	875,000	1,060,815
Series A 5.00% 10/1/45	2,120,000	2,519,578
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	580,470
Series 8-I 5.00% 10/1/33	250,000	290,060
(St. Olaf College)
3.00% 10/1/41	1,585,000	1,743,579

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
4.00% 10/1/46	750,000	$890,040
4.00% 10/1/50	565,000	668,050
Series 8-G 5.00% 12/1/31	745,000	871,948
Series 8-G 5.00% 12/1/32	670,000	783,431
Series 8-N 4.00% 10/1/35	500,000	568,725
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,064,453
Series B 5.00% 10/1/38	1,000,000	1,113,450
Series B 5.00% 10/1/39	170,000	188,821
Series B 5.00% 10/1/40	625,000	693,594
Series B 5.00% 10/1/47	1,060,000	1,165,597
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,709,434
4.00% 10/1/37	750,000	881,685
4.00% 10/1/44	1,255,000	1,451,997
5.00% 10/1/40	500,000	627,735
Series 8-L 5.00% 4/1/35	1,250,000	1,455,637
Series A 4.00% 10/1/34	400,000	461,480
Series A 4.00% 10/1/36	500,000	574,955
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program)
2.65% 11/1/38 (AMT)	1,000,000	1,032,280
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	551,434
Series A 5.00% 9/1/44	1,165,000	1,221,747
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	875,000	798,796
St. Paul Housing & Redevelopment Authority Charter School Lease
Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,945,000	2,094,843
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	331,077
Series A 144A 5.50% 7/1/52 #	735,000	831,741
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	750,000	904,927
Series A 5.75% 9/1/46	1,000,000	1,166,090

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease
Revenue
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	$531,260
Series A 4.125% 9/1/47	1,750,000	1,849,977
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	1,440,000	1,594,685
University of Minnesota
Series A 5.00% 11/1/32	985,000	1,322,894
Series A 5.00% 4/1/34	925,000	1,097,022
Series A 5.00% 9/1/34	2,625,000	3,228,566
Series A 5.00% 4/1/35	3,175,000	3,765,455
Series A 5.00% 4/1/36	2,650,000	3,142,821
Series A 5.00% 4/1/37	1,125,000	1,334,216
Series A 5.00% 9/1/40	1,560,000	1,898,520
Series A 5.00% 9/1/41	1,750,000	2,129,103
Series A 5.00% 4/1/44	3,000,000	3,762,990
		110,549,274
Electric Revenue Bonds – 7.57%
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	350,000	413,182
Series A 5.00% 10/1/30	1,150,000	1,357,598
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,127,030
5.00% 10/1/29	395,000	449,893
5.00% 10/1/30	500,000	569,485
5.00% 10/1/33	1,205,000	1,370,471
5.00% 10/1/47	2,000,000	2,371,200
Series A 5.00% 10/1/30	1,060,000	1,207,308
Series A 5.00% 10/1/34	750,000	852,248
Series A 5.00% 10/1/35	1,525,000	1,730,905
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	639,322
5.00% 1/1/28	560,000	667,874
5.00% 1/1/29	805,000	954,783
5.00% 1/1/30	520,000	611,505
5.00% 1/1/31	200,000	240,976
5.00% 1/1/32	210,000	252,710
5.00% 1/1/35	160,000	191,725
5.00% 1/1/36	180,000	214,927

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/41	400,000	$475,280
Series A 5.00% 1/1/25	125,000	132,621
Series A 5.00% 1/1/26	425,000	450,560
Series A 5.00% 1/1/31	520,000	551,132
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	421,400
Series AAA 5.25% 7/1/25 ‡	250,000	245,938
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,844,531
Series WW 5.00% 7/1/28 ‡	1,775,000	1,739,500
Series WW 5.25% 7/1/33 ‡	1,250,000	1,229,687
Series XX 4.75% 7/1/26 ‡	260,000	253,825
Series XX 5.25% 7/1/40 ‡	750,000	737,812
Series XX 5.75% 7/1/36 ‡	925,000	915,750
Series ZZ 4.75% 7/1/27 ‡	210,000	205,013
Series ZZ 5.25% 7/1/24 ‡	350,000	344,313
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,669,076
Series A 5.00% 12/1/47	2,265,000	2,688,396
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,530,172
Series A 5.00% 1/1/42	1,500,000	1,817,130
Series A 5.00% 1/1/46	2,000,000	2,321,380
Series A 5.00% 1/1/47	3,130,000	3,766,579
Southern Minnesota Municipal Power Agency Revenue Capital
Appreciation
Series A 4.965% 1/1/25 ^	5,000,000	4,888,300
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,418,163
Series A 4.00% 10/1/31	885,000	1,011,785
Series A 4.00% 10/1/33	365,000	414,341
		46,295,826
Healthcare Revenue Bonds – 22.84%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,162,843
5.375% 11/1/34	320,000	344,566
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	465,000	491,100
5.00% 9/1/58	3,220,000	3,381,419

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	$1,285,514
2nd Tier Series B 5.25% 1/1/37	480,000	422,266
4th Tier Series D 7.00% 1/1/37	1,585,000	1,293,328
4th Tier Series D 7.25% 1/1/52	2,580,000	2,000,945
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project)
Series A 5.50% 12/1/48	2,350,000	2,501,246
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	470,259
5.00% 6/1/48	1,000,000	1,039,630
5.00% 6/1/53	2,450,000	2,544,962
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	582,695
4.00% 11/1/41	800,000	918,776
5.00% 11/1/26	500,000	565,165
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
5.00% 9/1/44	500,000	530,250
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	105,225
5.00% 5/1/44	1,500,000	1,568,835
5.00% 5/1/51	1,585,000	1,647,243
Dakota County Community Development Agency Senior Housing
Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	286,869
Series A 144A 5.00% 8/1/46 #	2,380,000	2,432,931
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	743,403
Series A 5.00% 4/1/40	705,000	717,076
Series A 5.00% 4/1/48	315,000	319,429
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	2,300,460
Series A 5.00% 2/15/48	1,850,000	2,224,347

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	3,750,000	$3,883,462
6.00% 6/15/39	3,570,000	3,693,094
Series A 3.00% 6/15/44	850,000	877,251
Series A 4.00% 6/15/34	215,000	254,306
Series A 4.00% 6/15/36	990,000	1,154,217
Series A 4.00% 6/15/37	380,000	437,597
Series A 4.00% 6/15/38	150,000	175,460
Series A 4.00% 6/15/39	150,000	174,818
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	509,425
4.00% 4/1/25	660,000	671,708
4.00% 4/1/31	60,000	60,701
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	670,712
5.75% 2/1/44	500,000	510,025
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	575,000	580,244
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,253,320
5.00% 5/1/27	1,400,000	1,719,200
5.00% 5/1/29	1,000,000	1,216,430
5.00% 5/1/30	850,000	1,028,288
5.00% 5/1/31	500,000	602,525
5.00% 5/1/32	500,000	601,015
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,146,590
5.00% 9/1/32	1,000,000	1,144,760
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project)
5.00% 7/1/54	3,500,000	3,732,155
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	6,376,664
Series A 5.00% 11/15/33	825,000	993,298
Series A 5.00% 11/15/34	500,000	582,385
Series A 5.00% 11/15/35	1,000,000	1,256,920

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/44	1,000,000	$1,160,290
Series A 5.00% 11/15/49	3,475,000	4,251,454
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	508,670
5.25% 11/1/45	1,950,000	1,981,200
5.375% 11/1/50	455,000	462,817
Minneapolis – St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/28	1,550,000	1,914,932
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	435,044
Series A 5.00% 11/1/32	330,000	333,871
Series A 5.00% 11/1/42	1,250,000	1,264,662
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	2,980,000	3,204,692
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,622,728
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,306,944
Series A 5.30% 9/1/37	1,200,000	1,236,864
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	1,350,000	1,363,824
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	968,244
5.00% 9/1/24	575,000	647,059
5.00% 9/1/25	750,000	838,995
5.00% 9/1/26	575,000	641,113
5.00% 9/1/27	405,000	450,060
5.00% 9/1/28	425,000	469,379
5.00% 9/1/29	425,000	467,900
5.00% 9/1/34	730,000	790,831

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	$6,090,458
5.00% 5/1/48	5,090,000	6,272,305
Series A 4.00% 5/1/37	965,000	1,085,403
Series A 5.00% 5/1/46	3,715,000	4,384,629
St. Paul Housing & Redevelopment Authority Health Care Facilities
Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,810,566
Series A 5.00% 11/15/47	1,560,000	1,893,778
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,580,204
Series A 5.00% 7/1/32	3,000,000	3,510,960
Series A 5.00% 7/1/33	1,260,000	1,473,028
St. Paul Housing & Redevelopment Authority Housing & Health Care
Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	3,100,000	3,123,095
St. Paul Housing & Redevelopment Authority Multifamily Housing
Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	500,670
Series A 5.375% 5/1/43	500,000	500,435
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	527,040
4.00% 8/1/44	800,000	841,880
5.00% 8/1/49	1,000,000	1,079,560
5.00% 8/1/54	875,000	942,051
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	255,218
4.75% 11/1/52	750,000	765,277
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	852,227
4.65% 7/1/26	540,000	541,431
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	529,265

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,605,000	$1,688,845
		139,757,250
Housing Revenue Bonds – 0.54%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	690,000	688,399
Series I 2.20% 1/1/51	1,290,000	1,276,068
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	1,330,000	1,373,664
		3,338,131
Lease Revenue Bonds – 2.72%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,346,475
Series A 5.00% 6/1/43	3,835,000	4,118,445
Series B 5.00% 3/1/28	2,500,000	2,559,400
Series B 5.00% 3/1/29	1,000,000	1,023,710
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,769,545
Series C 5.00% 8/1/35	1,645,000	1,857,452
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities Funding
Project)
Series A 5.00% 8/1/35	3,960,000	3,975,801
		16,650,828
Local General Obligation Bonds – 13.16%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	812,543
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,706,730
Series A 4.00% 2/1/43	3,500,000	3,950,310
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	1,026,242
Series A 4.00% 2/1/29	1,800,000	2,003,562

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/27	1,905,000	$2,282,285
Duluth
(DECC Improvement)
Series A 5.00% 2/1/30	630,000	749,599
Series A 5.00% 2/1/32	1,000,000	1,188,390
Series A 5.00% 2/1/33	3,585,000	4,255,216
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	183,630
Series A 4.00% 2/1/28	1,250,000	1,430,213
Hennepin County
Series A 5.00% 12/1/26	2,635,000	3,254,093
Series A 5.00% 12/1/33	2,000,000	2,687,860
Series A 5.00% 12/1/36	940,000	1,149,921
Series A 5.00% 12/1/37	5,495,000	6,770,095
Series A 5.00% 12/1/38	3,310,000	4,102,778
Series B 5.00% 12/1/30	1,000,000	1,230,280
Series C 5.00% 12/1/28	1,500,000	1,952,970
Series C 5.00% 12/1/30	1,245,000	1,531,699
Series C 5.00% 12/1/37	3,000,000	3,664,740
Lakeville Independent School District No. 194
Series B 4.00% 2/1/28	1,975,000	2,379,124
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/30	445,000	514,687
Marshall
Series B 4.00% 4/1/28	275,000	332,307
Series B 4.00% 4/1/29	285,000	350,445
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	536,382
Series A 4.00% 2/1/37	600,000	713,292
Series A 4.00% 2/1/38	625,000	741,406
Series A 5.00% 2/1/33	1,420,000	2,006,347
Series B 4.00% 2/1/36	945,000	1,126,402
Series B 4.00% 2/1/37	1,255,000	1,491,969
Series B 4.00% 2/1/38	1,305,000	1,548,056
(School Building)
Series B 4.00% 2/1/37	1,000,000	1,210,250

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/43	3,000,000	$3,394,320
Mountain Iron-Buhl Independent School District No. 712
(School Building)
Series A 4.00% 2/1/26	1,315,000	1,515,551
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	1,865,000	2,243,427
Virginia, Minnesota Sales Tax Revenue
(General Obligation Sales Tax)
Series A 4.00% 2/1/35 (AGM)	500,000	575,310
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,403,004
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	10,645,000	11,505,648
		80,521,083
Pre-Refunded/Escrowed to Maturity Bonds – 7.13%
Dakota & Washington Counties Housing & Redevelopment Authority
Single Family Residential Mortgage Revenue
(City of Bloomington)
Series B 8.375% 9/1/21	14,115,000	14,115,000
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24-21 §	2,555,000	2,565,092
Series A Unrefunded Balance 5.00% 10/1/27-21 §	5,200,000	5,220,540
(State Trunk Highway)
Series B 5.00% 10/1/29-21 §	5,000,000	5,019,750
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22 §	350,000	368,281
Series 7-Q 5.00% 10/1/24-22 §	475,000	499,809
Series 7-Q 5.00% 10/1/27-22 §	200,000	210,446
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	2,355,000	2,458,149
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27-23 §	295,000	327,084
Series B 5.00% 12/1/28-23 §	275,000	304,909
Series B 5.00% 12/1/31-23 §	1,365,000	1,513,457
Series B 5.00% 12/1/33-23 §	300,000	332,628

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/24-23 §	295,000	$320,630
5.00% 7/1/33-23 §	650,000	706,472
St. Paul Housing & Redevelopment Authority Hospital Facility
Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	1,083,855
Series A 5.00% 11/15/30-25 §	670,000	798,004
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,451,160
Series A 5.00% 1/1/46-24 §	3,000,000	3,338,370
		43,633,636
Special Tax Revenue Bonds – 3.19%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,042,570
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/30	250,000	270,860
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	10,200,000	11,672,880
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	748,488
Series G 5.00% 11/1/31	1,500,000	1,713,585
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien)
5.00% 10/1/29 (AGM)	2,000,000	2,065,400
		19,513,783
State General Obligation Bonds – 12.88%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	2,530,000	2,337,087
Minnesota
(State Trunk Highway)
Series E 5.00% 10/1/26	3,395,000	4,181,384
(Various Purposes)
Series A 5.00% 8/1/27	7,590,000	8,969,179
Series A 5.00% 8/1/29	3,200,000	3,780,096
Series A 5.00% 8/1/30	14,480,000	18,209,921

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A 5.00% 8/1/32	3,875,000	$4,397,195
Series A 5.00% 8/1/33	3,750,000	4,894,606
Series A 5.00% 10/1/33	3,000,000	3,743,550
Series A 5.00% 8/1/35	5,975,000	7,706,044
Series A 5.00% 8/1/38	5,335,000	6,863,632
Series A 5.00% 8/1/40	1,750,000	2,292,465
Series A Unrefunded Balance 4.00% 8/1/27	955,000	987,947
Series D 5.00% 8/1/26	6,000,000	7,351,320
Series D 5.00% 8/1/27	2,525,000	3,081,283
		78,795,709
Transportation Revenue Bonds – 6.16%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	1,506,836
Series C 5.00% 1/1/29	410,000	501,221
Series C 5.00% 1/1/33	850,000	1,028,551
Series C 5.00% 1/1/36	600,000	723,306
Series C 5.00% 1/1/41	600,000	721,482
Series C 5.00% 1/1/46	1,595,000	1,918,434
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,104,550
Series A 5.00% 1/1/44	3,000,000	3,733,980
Series A 5.00% 1/1/49	5,000,000	6,204,200
Series B 5.00% 1/1/26	575,000	584,108
Series B 5.00% 1/1/27	1,160,000	1,178,374
Series B 5.00% 1/1/28	2,750,000	2,793,092
Series B 5.00% 1/1/29	120,000	121,864
Series B 5.00% 1/1/30	1,675,000	1,700,845
Series B 5.00% 1/1/31	1,750,000	1,777,003
Series B 5.00% 1/1/44 (AMT)	3,595,000	4,465,601
Series B 5.00% 1/1/49 (AMT)	6,150,000	7,595,619
		37,659,066
Water & Sewer Revenue Bonds – 2.86%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,240,769
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,490,096

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 5.00% 9/1/25	2,000,000	$2,095,000
Series C 4.00% 3/1/31	3,120,000	3,643,224
Series C 4.00% 3/1/32	3,225,000	3,755,867
Series E 5.00% 9/1/23	2,000,000	2,095,000
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,162,640
		17,482,596
Total Municipal Bonds (cost $566,515,166)		602,619,642

Short-Term Investments – 1.08%
Variable Rate Demand Notes – 1.08%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.02% 11/15/48 (LOC – Wells
Fargo Bank N.A.)	3,950,000	3,950,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health
Care Revenue
(Allina Health System)
Series B-1 0.01% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	2,630,000	2,630,000
Total Short-Term Investments (cost $6,580,000)		6,580,000
Total Value of Securities–99.58%
(cost $573,095,166)		$609,199,642

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $14,763,227, which represents 2.41% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”

Schedules of investments
Delaware Tax-Free Minnesota Fund

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2021.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2021

	Principal
	amount°	Value (US $)
Municipal Bonds – 98.70%
Corporate Revenue Bond – 1.00%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	885,000	$902,488
		902,488
Education Revenue Bonds – 15.00%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	425,000	463,067
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	485,000	516,477
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	331,013
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	400,000	449,568
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	440,618
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/29	530,000	569,432
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	500,000	546,580
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	525,000	563,173
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	750,000	858,420
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	530,000
5.00% 10/1/35	555,000	675,302
(St. Catherine University)
Series A 5.00% 10/1/35	565,000	684,983
(St. John’s University)
Series 8-I 5.00% 10/1/31	130,000	151,226
(St. Olaf College)
3.00% 10/1/41	415,000	456,521
Series 8-G 5.00% 12/1/31	125,000	146,300

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/32	125,000	$146,163
(University of St. Thomas)
4.00% 10/1/36	300,000	353,676
5.00% 10/1/34	350,000	445,403
5.00% 10/1/35	750,000	952,792
Series 7-U 4.00% 4/1/26	1,400,000	1,476,776
Series A 5.00% 10/1/29	630,000	778,730
St. Paul Housing & Redevelopment Authority Charter School Lease
Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	340,000	366,194
(Great River School Project)
Series A 144A 5.25% 7/1/33 #	140,000	160,681
(Hmong College Prep Academy Project)
Series A 5.00% 9/1/40	1,000,000	1,215,580
(Twin Cities Academy Project)
Series A 5.30% 7/1/45	260,000	287,929
		13,566,604
Electric Revenue Bonds – 5.98%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/23	1,000,000	1,015,680
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	295,130
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	569,485
Series A 5.00% 10/1/30	240,000	273,353
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	176,676
5.00% 1/1/30	235,000	283,584
5.00% 1/1/31	350,000	411,425
Series A 5.00% 1/1/25	200,000	212,194
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	368,562
Series A 5.00% 12/1/29	500,000	612,525
Series A 5.00% 12/1/31	575,000	702,408
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	488,032
		5,409,054

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 23.12%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	270,000	$290,728
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	475,000	394,863
3rd Tier Series C 5.00% 1/1/32	400,000	305,404
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project)
Series A 5.50% 12/1/48	250,000	266,090
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.00% 6/1/38	250,000	261,255
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	681,552
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	102,766
4.00% 9/1/39	100,000	100,912
Crookston Health Care Facilities Revenue
(RiverView Health Project)
5.00% 5/1/38	400,000	420,900
Dakota County Community Development Agency Senior Housing
Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	480,000	491,774
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 5.00% 2/15/37	750,000	910,440
Series A 5.00% 2/15/48	390,000	468,917
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	750,000	776,692
Series A 4.00% 6/15/33	380,000	452,299
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	274,609
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	348,334	349,107

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	$563,330
5.00% 5/1/28	1,000,000	1,223,500
(North Memorial Health Care)
5.00% 9/1/31	320,000	366,909
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	583,060
Series A 5.00% 11/15/34	500,000	582,385
Series A 5.00% 11/15/35	500,000	628,460
Series A 5.00% 11/15/49	1,000,000	1,223,440
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	530,000	539,190
Minneapolis – St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/27	1,205,000	1,491,585
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series C 4.50% 11/15/38 •	925,000	933,112
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,050,000
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	575,000	580,888
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.00% 5/1/48	810,000	998,147
St. Paul Housing & Redevelopment Authority Health Care Facilities
Revenue
(Fairview Health Services)
Series A 5.00% 11/15/47	275,000	333,839
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/32	1,000,000	1,170,320
Series A 5.00% 7/1/33	200,000	233,814
St. Paul Housing & Redevelopment Authority Housing & Health Care
Facilities Revenue
(Episcopal Homes Project)
5.00% 5/1/33	500,000	507,215

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
5.00% 8/1/34	125,000	$136,386
5.00% 8/1/35	150,000	163,529
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	522,485
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	529,265
		20,909,167
Housing Revenue Bonds – 0.66%
Minnesota Housing Finance Agency Residential Housing Finance
Series I 2.00% 7/1/40	300,000	299,304
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	285,000	294,357
		593,661
Lease Revenue Bonds – 4.16%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,184,898
Series A 5.00% 6/1/43	715,000	767,846
Series B 5.00% 3/1/27	1,000,000	1,023,760
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure)
Series A 4.00% 8/1/33	655,000	785,070
		3,761,574
Local General Obligation Bonds – 17.24%
Chaska Independent School District No. 112
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,195,140
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	286,042
Hennepin County
Series A 5.00% 12/1/36	1,500,000	1,834,980
Series A 5.00% 12/1/38	1,055,000	1,307,683
Series C 5.00% 12/1/30	1,500,000	1,845,420
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/30	2,365,000	3,217,535

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	220,000	$262,231
Series B 4.00% 2/1/36	465,000	554,262
Series B 4.00% 2/1/37	600,000	726,150
St. Michael-Albertville Independent School District No. 885
(School Building)
Series A 5.00% 2/1/27	500,000	601,455
Virginia, Minnesota
(General Obligation Sales Tax Revenue)
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,142,380
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,420,000	2,615,657
		15,588,935
Pre-Refunded/Escrowed to Maturity Bonds – 5.01%
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24-21 §	1,000,000	1,003,950
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/22	425,000	447,198
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	325,000	339,235
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	165,000	196,523
Series A 5.00% 11/15/30-25 §	120,000	142,926
University of Minnesota
Series D 5.00% 12/1/26-21 §	1,000,000	1,012,130
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33-24 §	1,250,000	1,390,987
		4,532,949
Special Tax Revenue Bonds – 3.09%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/27	150,000	166,051
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	955,097
Series A-1 4.75% 7/1/53	655,000	749,582
Series A-2 4.536% 7/1/53	378,000	427,522

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	435,000	$497,088
		2,795,340
State General Obligation Bonds – 15.78%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	345,000	318,694
Minnesota
Series A 5.00% 8/1/30	450,000	578,295
Series A 5.00% 8/1/30	2,000,000	2,635,860
Series A 5.00% 8/1/33	285,000	365,219
Series A 5.00% 8/1/34	1,000,000	1,279,470
Series A 5.00% 8/1/35	2,000,000	2,600,600
Series A 5.00% 8/1/40	750,000	982,485
Series D 5.00% 8/1/26	2,500,000	3,063,050
Series D 5.00% 8/1/27	1,500,000	1,830,465
Series E 5.00% 10/1/26	500,000	615,815
		14,269,953
Transportation Revenue Bonds – 5.44%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series B 5.00% 1/1/26	710,000	721,246
Series B 5.00% 1/1/31	750,000	761,573
Series B 5.00% 1/1/44 (AMT)	1,600,000	1,987,472
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	485,644
Series A 4.00% 8/1/27	545,000	585,439
Series A 4.00% 8/1/28	350,000	374,332
		4,915,706
Water & Sewer Revenue Bonds – 2.22%
Guam Government Waterworks Authority Water & Wastewater
System Revenue
5.00% 7/1/37	575,000	670,226
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	659,750

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/32	585,000	$681,297
		2,011,273
Total Municipal Bonds (cost $84,654,906)		89,256,704

Short-Term Investments – 0.88%
Variable Rate Demand Note – 0.88%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Allina Health System) Series B-1 0.01% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	800,000	800,000
Total Short-Term Investments (cost $800,000)		800,000
Total Value of Securities–99.58%
(cost $85,454,906)		$90,056,704

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $1,894,178, which represents 2.09% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2021.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2021

	Principal
	amount°	Value (US $)
Municipal Bonds – 96.00%
Corporate Revenue Bonds – 1.86%
Cottonwood
(Extreme Holdings LLC Project)
Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	$1,245,332
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT) #	2,975,000	3,033,786
		4,279,118
Education Revenue Bonds – 22.79%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/37	850,000	919,878
Series A 4.25% 7/1/47	750,000	810,413
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/39	1,270,000	1,342,911
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	268,527
Series A 5.00% 7/1/45	230,000	244,442
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/50	1,000,000	1,121,340
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/48	1,000,000	1,108,560
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.375% 8/1/50	660,000	762,425
Series A 5.75% 8/1/44	585,000	614,753
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	256,688
Series A 5.00% 7/1/47	710,000	767,957
(Parnassus Preparatory School Project)
Series A 5.00% 11/1/47	650,000	721,253
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	175,779
Series A 5.00% 7/1/44	495,000	521,651

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	$1,080,770
Series A 5.00% 7/1/47	800,000	859,144
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	796,830
144A 5.00% 8/1/53 #	570,000	608,538
5.25% 8/1/39	800,000	858,168
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,150,000	1,316,244
5.00% 5/1/47	1,500,000	1,677,495
(Carleton College)
4.00% 3/1/37	635,000	718,890
(Gustavus Adolphus College)
5.00% 10/1/47	1,000,000	1,193,190
(Macalester College)
3.00% 3/1/40	365,000	402,580
3.00% 3/1/43	325,000	354,880
4.00% 3/1/31	125,000	156,591
4.00% 3/1/32	155,000	192,557
4.00% 3/1/33	150,000	185,517
4.00% 3/1/34	150,000	184,976
4.00% 3/1/35	125,000	153,339
4.00% 3/1/36	125,000	152,716
4.00% 3/1/37	100,000	121,873
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	260,932
4.00% 5/1/25	200,000	208,396
4.00% 5/1/26	100,000	104,039
(St. Catherine University)
Series A 4.00% 10/1/37	580,000	653,846
Series A 5.00% 10/1/32	715,000	874,023
Series A 5.00% 10/1/45	670,000	796,282
(St. John’s University)
Series 8-I 5.00% 10/1/34	215,000	249,041
(St. Olaf College)
3.00% 10/1/41	530,000	583,026
4.00% 10/1/50	935,000	1,105,535
Series 8-G 5.00% 12/1/31	205,000	239,932

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/32	205,000	$239,707
Series 8-N 4.00% 10/1/34	800,000	911,016
Series 8-N 4.00% 10/1/35	590,000	671,095
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	334,383
Series B 5.00% 10/1/39	770,000	855,247
(University of St. Thomas)
4.00% 10/1/37	500,000	587,790
4.00% 10/1/41	1,000,000	1,164,700
4.00% 10/1/44	950,000	1,099,121
Series A 4.00% 10/1/35	400,000	460,848
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/44	1,435,000	1,504,899
St. Cloud Charter School Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	750,000	684,683
St. Paul Housing & Redevelopment Authority Charter School Lease
Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	1,750,000	1,884,820
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	265,000	299,879
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	250,000	301,643
Series A 5.00% 9/1/55	1,000,000	1,192,990
Series A 5.75% 9/1/46	500,000	583,045
Series A 6.00% 9/1/51	3,500,000	4,113,445
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,349,400
Series A 4.125% 9/1/47	500,000	528,565
(Twin Cities Academy Project)
Series A 5.375% 7/1/50	1,500,000	1,662,330
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,508,326
Series A 5.00% 9/1/40	900,000	1,095,300
Series A 5.00% 9/1/41	620,000	754,311
Woodbury Charter School Lease Revenue
(MSA Building Company)
Series A 4.00% 12/1/50	450,000	490,743

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Woodbury Charter School Lease Revenue
(Woodbury Leadership Academy Project)
Series A 4.00% 7/1/51	660,000	$724,409
Series A 4.00% 7/1/56	575,000	629,223
		52,357,845
Electric Revenue Bonds – 5.34%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,521,825
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	519,425
Series A 5.00% 12/1/26	360,000	381,103
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	188,039
5.00% 10/1/28	500,000	569,485
5.00% 10/1/47	745,000	883,272
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	593,380
5.00% 1/1/28	500,000	590,560
5.00% 1/1/29	470,000	553,585
5.00% 1/1/33	225,000	270,187
5.00% 1/1/34	200,000	239,982
Series A 5.00% 1/1/24	335,000	355,612
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	161,700
Series AAA 5.25% 7/1/25 ‡	95,000	93,456
Series CCC 5.25% 7/1/27 ‡	650,000	639,438
Series WW 5.00% 7/1/28 ‡	585,000	573,300
Series XX 4.75% 7/1/26 ‡	105,000	102,506
Series XX 5.25% 7/1/40 ‡	295,000	290,206
Series XX 5.75% 7/1/36 ‡	370,000	366,300
Series ZZ 4.75% 7/1/27 ‡	85,000	82,981
Series ZZ 5.25% 7/1/24 ‡	130,000	127,888
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	547,897
Series A 5.00% 12/1/35	500,000	607,625
Series A 5.00% 12/1/36	520,000	630,734
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	467,228

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	$911,432
		12,269,146
Healthcare Revenue Bonds – 30.98%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	400,000	422,852
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	874,062
5.00% 9/1/43	535,000	565,029
5.00% 9/1/58	1,175,000	1,233,903
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	419,360
4th Tier Series D 7.00% 1/1/37	490,000	399,830
4th Tier Series D 7.25% 1/1/52	1,495,000	1,159,462
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System - St. Peter Communities Project)
Series A 5.50% 12/1/48	1,280,000	1,362,381
Bethel Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project)
5.25% 6/1/58	1,475,000	1,537,068
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project)
Series A 5.50% 11/1/35	645,000	640,685
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	252,280
5.00% 9/1/52	1,500,000	1,576,740
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,546,470
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/51	1,025,000	1,065,252
Dakota County Community Development Agency Senior Housing
Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/51 #	870,000	888,949

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	$341,151
Series A 5.00% 4/1/40	315,000	320,396
Series A 5.00% 4/1/48	185,000	187,601
Duluth Economic Development Authority
(Benedictine Health System)
Series A 4.00% 7/1/41	930,000	1,020,517
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,500,000	2,875,575
Series A 5.00% 2/15/48	1,590,000	1,911,736
(St. Luke’s Hospital of Duluth Obligated Group)
5.75% 6/15/32	2,000,000	2,071,180
6.00% 6/15/39	1,000,000	1,034,480
Series A 4.00% 6/15/38	400,000	458,936
Series A 4.00% 6/15/39	250,000	285,748
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	187,161
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	762,172
(St. John’s Lutheran Home of Albert Lea Project)
5.375% 10/1/44	165,000	166,505
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,301,292
5.00% 5/1/26	1,300,000	1,554,644
5.00% 5/1/29	500,000	608,215
(North Memorial Health Care)
5.00% 9/1/30	610,000	701,024
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project)
5.00% 7/1/49	1,000,000	1,068,190
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	1,000,000	1,138,690
Series A 5.00% 11/15/33	1,200,000	1,399,344
Series A 5.00% 11/15/34	500,000	582,385
Series A 5.00% 11/15/44	1,000,000	1,160,290
Series A 5.00% 11/15/49	1,450,000	1,773,988

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.375% 11/1/50	1,700,000	$1,729,206
Minneapolis – St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/29	415,000	512,152
Morris Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	503,220
4.20% 8/1/49	1,500,000	1,508,550
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	185,484
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	1,790,000	1,832,709
Rochester, Minnesota
(The Homestead at Rochester Project)
Series A 6.875% 12/1/48	950,000	1,021,630
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/22	1,080,000	1,108,415
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home)
5.125% 1/1/39	825,000	833,448
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	137,565
5.00% 9/1/34	105,000	113,749
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	250,000	286,475
5.00% 5/1/48	3,900,000	4,805,892
Series A 4.00% 5/1/37	1,440,000	1,619,669
Series A 5.00% 5/1/46	2,000,000	2,360,500
St. Joseph Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project)
5.00% 7/1/55	1,000,000	1,027,100

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities
Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	$739,925
Series A 5.00% 11/15/47	485,000	588,770
(HealthPartners Obligated Group Project)
Series A 4.00% 7/1/33	1,320,000	1,462,019
Series A 5.00% 7/1/29	1,000,000	1,172,820
Series A 5.00% 7/1/32	900,000	1,053,288
Series A 5.00% 7/1/33	1,540,000	1,800,368
St. Paul Housing & Redevelopment Authority Housing & Health Care
Facilities Revenue
(Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,712,665
Series A 5.15% 11/1/42	775,000	775,744
St. Paul Housing & Redevelopment Authority Multifamily Housing
Revenue
(Marian Center Project)
Series A 5.375% 5/1/43	1,000,000	1,000,870
St. Paul Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project)
Series A 5.00% 12/1/36	1,000,000	1,219,060
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project)
5.00% 8/1/39	1,500,000	1,501,080
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
4.00% 8/1/38	500,000	529,365
4.00% 8/1/39	400,000	423,028
4.00% 8/1/44	350,000	368,323
5.00% 8/1/54	350,000	376,820
		71,165,452
Housing Revenue Bonds – 1.70%
Bethel Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project)
5.00% 5/1/54	1,000,000	1,059,320
Minneapolis – St. Paul Housing Finance Board Single Family
Mortgage-Backed Securities Program
(City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	296	297
Minnesota Housing Finance Agency
Series I 2.20% 1/1/51	680,000	672,656

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure)
Series C 5.00% 8/1/33	100,000	$113,195
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program)
5.50% 7/1/45	1,275,000	1,316,858
Stillwater Multifamily Housing Revenue
(Orleans Homes Project)
5.50% 2/1/42 (AMT)	750,000	750,795
		3,913,121
Lease Revenue Bonds – 1.99%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,885,065
Series A 5.00% 6/1/43	1,000,000	1,073,910
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure)
Series C 5.00% 8/1/32	1,415,000	1,602,586
		4,561,561
Local General Obligation Bonds – 7.74%
Anoka-Hennepin Independent School District No. 11
Series A 3.00% 2/1/43	500,000	541,695
Duluth General Obligation Entertainment Convention Center
Improvement
Series A 5.00% 2/1/34	1,000,000	1,185,040
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	504,984
Series A 4.20% 3/1/34	750,000	805,522
Hennepin County
Series A 5.00% 12/1/33	1,560,000	2,096,531
Series A 5.00% 12/1/37	910,000	1,130,001
Series C 5.00% 12/1/37	2,500,000	3,053,950
Lakeville Independent School District No. 194
Series B 4.00% 2/1/29	1,625,000	1,992,656
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,158,080
Series A 5.00% 2/1/29	1,000,000	1,156,600
Series A 5.00% 2/1/31	1,000,000	1,156,230
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	160,000	190,714
Series A 4.00% 2/1/37	215,000	255,596

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Minneapolis Special School District No. 1
Series A 4.00% 2/1/38	220,000	$260,975
Series B 4.00% 2/1/36	335,000	399,307
Series B 4.00% 2/1/37	445,000	529,025
Series B 4.00% 2/1/38	465,000	551,606
Wayzata Independent School District No. 284
(School Building)
Series A 5.00% 2/1/28	650,000	801,002
		17,769,514
Pre-Refunded/Escrowed to Maturity Bonds – 4.71%
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project)
Series A 5.50% 7/1/43-23 §	500,000	547,035
Minnesota
Series A Unrefunded Balance 5.00% 10/1/24-21 §	985,000	988,891
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/25-22 §	325,000	341,975
Series 7-Q 5.00% 10/1/26-22 §	280,000	294,624
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School)
Series A 144A 5.00% 8/1/22 #	1,520,000	1,586,576
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	363,933
5.00% 7/1/27-23 §	245,000	266,286
5.00% 7/1/28-23 §	225,000	244,548
St. Paul Housing & Redevelopment Authority Charter School Lease
Revenue
(Nova Classical Academy Project)
Series A 6.625% 9/1/42-21 §	1,500,000	1,500,000
St. Paul Housing & Redevelopment Authority Hospital Facility
Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	275,000	327,539
Series A 5.00% 11/15/30-25 §	205,000	244,165
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30-24 §	500,000	556,395
Series A 5.00% 1/1/33-24 §	750,000	834,592
Series A 5.00% 1/1/34-24 §	450,000	500,756

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/40-24 §	2,000,000	$2,225,580
		10,822,895
Special Tax Revenue Bonds – 4.42%
Minneapolis Revenue
(YMCA Greater Twin Cities Project)
4.00% 6/1/31	250,000	269,413
Minneapolis Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	205,722
4.00% 3/1/30	260,000	266,276
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	722,330
4.00% 3/1/27	650,000	668,304
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,155,000	3,610,582
Series A-1 5.00% 7/1/58	275,000	318,409
Series A-2 4.536% 7/1/53	3,000,000	3,393,030
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	685,638
		10,139,704
State General Obligation Bonds – 8.41%
Commonwealth of Puerto Rico
(Public Improvement)
Series B 5.75% 7/1/38 ‡	920,000	849,850
Minnesota
Series A 5.00% 8/1/27	750,000	886,283
Series A 5.00% 8/1/29	1,000,000	1,181,280
Series A 5.00% 8/1/30	1,250,000	1,606,375
Series A 5.00% 8/1/33	660,000	845,770
Series A 5.00% 8/1/34	2,185,000	2,795,642
Series A 5.00% 8/1/35	1,000,000	1,300,300
Series D 5.00% 8/1/26	1,000,000	1,225,220
Series D 5.00% 8/1/27	1,000,000	1,220,310
Series E 5.00% 10/1/26	1,085,000	1,336,319
(Various Purposes)
Series A 5.00% 8/1/32	1,915,000	2,173,065
Series A 5.00% 8/1/38	1,000,000	1,270,290

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota
(Various Purposes)
Series A 5.00% 8/1/38	2,000,000	$2,632,500
		19,323,204
Transportation Revenue Bonds – 5.06%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series C 5.00% 1/1/46	185,000	222,514
(Subordinate)
Series A 5.00% 1/1/32	500,000	552,890
Series A 5.00% 1/1/49	1,500,000	1,861,260
Series B 5.00% 1/1/29	2,130,000	2,163,079
Series B 5.00% 1/1/44 (AMT)	4,000,000	4,968,680
Series B 5.00% 1/1/49 (AMT)	1,500,000	1,852,590
		11,621,013
Water & Sewer Revenue Bonds – 1.00%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,126,830
Series C 4.00% 3/1/32	1,000,000	1,164,610
		2,291,440
Total Municipal Bonds (cost $207,844,606)		220,514,013

Short-Term Investments – 3.42%
Variable Rate Demand Notes – 3.42%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.02% 11/15/48 (LOC – Wells
Fargo Bank N.A.)	3,200,000	3,200,000
Minneapolis – St. Paul Housing & Redevelopment Authority Health
Care Revenue
(Allina Health System)
Series B-1A 0.01% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	3,650,000	3,650,000

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis – St. Paul Housing & Redevelopment Authority Health
Care Revenue
(Allina Health System)
Series B-2 0.01% 11/15/35
(LOC – JPMorgan Chase Bank N.A.)	1,005,000	$1,005,000
Total Short-Term Investments (cost $7,855,000)		7,855,000
Total Value of Securities–99.42%
(cost $215,699,606)		$228,369,013

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $8,459,890, which represents 3.68% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2021.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	August 31, 2021

			Delaware
			Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Assets:
Investments, at value*	$609,199,642	$90,056,704	$228,369,013
Cash	146,559	125,894	287,364
Interest receivable	6,723,592	866,878	2,431,944
Receivable for fund shares sold	445,016	1,385	176,586
Total Assets	616,514,809	91,050,861	231,264,907
Liabilities:
Payable for securities purchased	3,073,990	452,310	744,865
Payable for fund shares redeemed	956,208	56,442	576,799
Investment management fees payable to
affiliates	248,103	31,585	92,337
Distribution payable	194,007	14,830	17,324
Distribution fees payable to affiliates	94,603	10,654	36,079
Dividend disbursing and transfer agent
fees and expenses payable to
non-affiliates	60,877	10,528	25,885
Other accrued expenses	58,040	16,473	32,394
Accounting and administration expenses
payable to non-affiliates	32,764	15,894	20,294
Audit and tax fees payable	4,950	4,950	4,950
Dividend disbursing and transfer agent
fees and expenses payable to affiliates	4,437	657	1,662
Accounting and administration expenses
payable to affiliates	2,190	614	1,033
Trustees’ fees and expenses payable to
affiliates	1,798	266	670
Legal fees payable to affiliates	1,537	228	573
Reports and statements to shareholders
expenses payable to affiliates	745	110	280
Total Liabilities	4,734,249	615,541	1,555,145
Total Net Assets	$611,780,560	$90,435,320	$229,709,762

Net Assets Consist of:
Paid-in capital	$576,138,172	$85,993,759	$217,735,288
Total distributable earnings (loss)	35,642,388	4,441,561	11,974,474
Total Net Assets	$611,780,560	$90,435,320	$229,709,762

Statements of assets and liabilities

			Delaware
			Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Net Asset Value

Class A:
Net assets	$375,799,001	$63,499,498	$112,606,029
Shares of beneficial interest outstanding,
unlimited authorization, no par	29,579,246	5,659,465	9,933,434
Net asset value per share	$12.70	$11.22	$11.34
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset
value per share / (1 - sales charge)	$13.30	$11.54	$11.87
Class C:
Net assets	$17,095,736	$2,989,658	$14,316,383
Shares of beneficial interest outstanding,
unlimited authorization, no par	1,341,176	265,910	1,260,454
Net asset value per share	$12.75	$11.24	$11.36
Institutional Class:
Net assets	$218,885,823	$23,946,164	$102,787,350
Shares of beneficial interest outstanding,
unlimited authorization, no par	17,232,229	2,133,456	9,069,993
Net asset value per share	$12.70	$11.22	$11.33
____________________
*Investments, at cost	$573,095,166	$85,454,906	$215,699,606

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year ended August 31, 2021

			Delaware Minnesota
		Delaware Tax-Free	High-Yield
	Delaware Tax-Free	Minnesota	Municipal Bond
	Minnesota Fund	Intermediate Fund	Fund
Investment Income:
Interest	$18,735,878	$2,436,939	$7,166,291
Expenses:
Management fees	3,225,990	447,955	1,156,633
Distribution expenses — Class A	934,860	152,566	267,816
Distribution expenses — Class C	203,386	38,835	162,333
Dividend disbursing and transfer agent fees and expenses	382,930	61,585	154,759
Accounting and administration expenses	133,963	53,269	72,551
Registration fees	54,792	15,654	18,691
Reports and statements to shareholders expenses	49,083	14,392	19,561
Audit and tax fees	41,723	40,626	41,006
Legal fees	34,957	5,325	12,056
Trustees’ fees and expenses	25,516	3,854	8,908
Custodian fees	17,599	2,856	6,538
Other	58,272	22,241	33,478
	5,163,071	859,158	1,954,330
Less expenses waived	(453,391)	(165,941)	(178,624)
Less waived distribution expenses — Class A	—	(61,027)	—
Less expenses paid indirectly	(206)	(34)	(86)
Total operating expenses	4,709,474	632,156	1,775,620
Net Investment Income	14,026,404	1,804,783	5,390,671
Net Realized and Unrealized Gain:
Net realized gain on investments	363,044	8,561	131,524
Net change in unrealized appreciation (depreciation) of investments	9,593,632	950,052	6,128,862
Net Realized and Unrealized Gain	9,956,676	958,613	6,260,386
Net Increase in Net Assets Resulting from Operations	$23,983,080	$2,763,396	$11,651,057

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,026,404	$14,887,472
Net realized gain	363,044	932,823
Net change in unrealized appreciation (depreciation)	9,593,632	(8,816,749)
Net increase in net assets resulting from operations	23,983,080	7,003,546

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(8,602,767)	(10,479,934)
Class C	(317,142)	(567,741)
Institutional Class	(5,112,180)	(5,376,871)
	(14,032,089)	(16,424,546)

Capital Share Transactions:
Proceeds from shares sold:
Class A	32,776,523	30,564,638
Class C	2,912,226	2,044,174
Institutional Class	50,547,588	49,162,276
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,926,134	9,360,817
Class C	317,438	554,458
Institutional Class	3,667,541	3,892,433
	98,147,450	95,578,796

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(44,859,294)	$(47,198,375)
Class C	(11,729,082)	(6,825,961)
Institutional Class	(19,881,471)	(37,945,871)
	(76,469,847)	(91,970,207)
Increase in net assets derived from capital share transactions	21,677,603	3,608,589
Net Increase (Decrease) in Net Assets	31,628,594	(5,812,411)

Net Assets:
Beginning of year	580,151,966	585,964,377
End of year	$611,780,560	$580,151,966

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,804,783	$1,942,599
Net realized gain (loss)	8,561	(68,890)
Net change in unrealized appreciation (depreciation)	950,052	(916,519)
Net increase in net assets resulting from operations	2,763,396	957,190

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,225,791)	(1,346,270)
Class C	(45,202)	(98,584)
Institutional Class	(533,028)	(497,364)
	(1,804,021)	(1,942,218)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,198,066	8,419,718
Class C	203,775	635,657
Institutional Class	2,572,951	11,917,665
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,062,594	1,146,384
Class C	45,232	94,088
Institutional Class	517,558	463,348
	12,600,176	22,676,860

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,194,808)	$(6,850,828)
Class C	(2,455,208)	(2,655,009)
Institutional Class	(4,259,309)	(5,203,976)
	(10,909,325)	(14,709,813)
Increase in net assets derived from capital share transactions	1,690,851	7,967,047
Net Increase in Net Assets	2,650,226	6,982,019

Net Assets:
Beginning of year	87,785,094	80,803,075
End of year	$90,435,320	$87,785,094

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,390,671	$5,533,266
Net realized gain	131,524	180,719
Net change in unrealized appreciation (depreciation)	6,128,862	(4,939,126)
Net increase in net assets resulting from operations	11,651,057	774,859

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,693,124)	(2,770,295)
Class C	(287,866)	(393,155)
Institutional Class	(2,391,905)	(2,354,836)
	(5,372,895)	(5,518,286)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,985,779	12,533,954
Class C	1,946,841	3,689,377
Institutional Class	37,821,169	28,268,095

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	2,555,804	2,475,879
Class C	286,098	369,511
Institutional Class	2,344,543	2,262,483
	59,940,234	49,599,299

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(12,024,584)	$(12,513,039)
Class C	(7,801,987)	(5,297,308)
Institutional Class	(15,296,157)	(28,132,087)
	(35,122,728)	(45,942,434)
Increase in net assets derived from capital share transactions	24,817,506	3,656,865
Net Increase (Decrease) in Net Assets	31,095,668	(1,086,562)

Net Assets:
Beginning of year	198,614,094	199,700,656
End of year	$229,709,762	$198,614,094

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.49	$12.68	$12.14	$12.54	$12.87

0.29	0.31	0.36	0.37	0.38
0.21	(0.16)	0.54	(0.34)	(0.32)
0.50	0.15	0.90	0.03	0.06

(0.29)	(0.31)	(0.36)	(0.37)	(0.39)
—	(0.03)	—	(0.06)	—
(0.29)	(0.34)	(0.36)	(0.43)	(0.39)

$12.70	$12.49	$12.68	$12.14	$12.54

4.05%	1.30%	7.54%	0.26%	0.49%

$375,799	$373,691	$386,790	$390,477	$423,497
0.85%	0.85%	0.85%	0.85%	0.85%
0.93%	0.93%	0.93%	0.94%	0.95%
2.30%	2.53%	2.92%	2.99%	3.08%
2.22%	2.45%	2.84%	2.90%	2.98%
3%	15%	13%	16%	17%

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.53	$12.72	$12.18	$12.58	$12.91

0.20	0.22	0.27	0.28	0.29
0.22	(0.16)	0.54	(0.34)	(0.33)
0.42	0.06	0.81	(0.06)	(0.04)

(0.20)	(0.22)	(0.27)	(0.28)	(0.29)
—	(0.03)	—	(0.06)	—
(0.20)	(0.25)	(0.27)	(0.34)	(0.29)

$12.75	$12.53	$12.72	$12.18	$12.58

3.35%	0.54%	6.73%	(0.49% )	(0.25% )

$17,096	$25,219	$29,933	$35,642	$51,045
1.60%	1.60%	1.60%	1.60%	1.60%
1.68%	1.68%	1.68%	1.69%	1.70%
1.55%	1.78%	2.17%	2.24%	2.33%
1.47%	1.70%	2.09%	2.15%	2.23%
3%	15%	13%	16%	17%

Financial highlights
Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.49	$12.68	$12.14	$12.54	$12.87

0.32	0.34	0.39	0.40	0.41
0.21	(0.16)	0.54	(0.34)	(0.32)
0.53	0.18	0.93	0.06	0.09

(0.32)	(0.34)	(0.39)	(0.40)	(0.42)
—	(0.03)	—	(0.06)	—
(0.32)	(0.37)	(0.39)	(0.46)	(0.42)

$12.70	$12.49	$12.68	$12.14	$12.54

4.31%	1.55%	7.81%	0.51%	0.75%

$218,886	$181,242	$169,241	$119,894	$88,826
0.60%	0.60%	0.60%	0.60%	0.60%
0.68%	0.68%	0.68%	0.69%	0.70%
2.55%	2.78%	3.17%	3.24%	3.33%
2.47%	2.70%	3.09%	3.15%	3.23%
3%	15%	13%	16%	17%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.10	$11.25	$10.82	$11.17	$11.44

0.23	0.27	0.31	0.30	0.31
0.11	(0.15)	0.43	(0.31)	(0.25)
0.34	0.12	0.74	(0.01)	0.06

(0.22)	(0.27)	(0.31)	(0.30)	(0.31)
—	—	—	(0.04)	(0.02)
(0.22)	(0.27)	(0.31)	(0.34)	(0.33)

$11.22	$11.10	$11.25	$10.82	$11.17

3.13%	1.08%	7.00%	(0.01% )	0.55%

$63,499	$57,788	$55,918	$59,284	$68,934
0.71%	0.71%	0.71%	0.79%	0.84%
1.00%	1.02%	1.04%	1.00%	0.99%
2.01%	2.39%	2.87%	2.77%	2.79%
1.72%	2.08%	2.54%	2.56%	2.64%
7%	20%	19%	17%	22%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.12	$11.27	$10.84	$11.19	$11.47

0.13	0.17	0.22	0.21	0.22
0.12	(0.15)	0.43	(0.31)	(0.26)
0.25	0.02	0.65	(0.10)	(0.04)

(0.13)	(0.17)	(0.22)	(0.21)	(0.22)
—	—	—	(0.04)	(0.02)
(0.13)	(0.17)	(0.22)	(0.25)	(0.24)

$11.24	$11.12	$11.27	$10.84	$11.19

2.26%	0.22%	6.09%	(0.86% )	(0.39% )

$2,990	$5,149	$7,167	$8,558	$11,885
1.56%	1.56%	1.56%	1.64%	1.69%
1.75%	1.77%	1.79%	1.75%	1.74%
1.16%	1.54%	2.02%	1.92%	1.94%
0.97%	1.33%	1.79%	1.81%	1.89%
7%	20%	19%	17%	22%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.10	$11.25	$10.83	$11.17	$11.45

0.24	0.28	0.33	0.32	0.33
0.12	(0.15)	0.42	(0.30)	(0.26)
0.36	0.13	0.75	0.02	0.07

(0.24)	(0.28)	(0.33)	(0.32)	(0.33)
—	—	—	(0.04)	(0.02)
(0.24)	(0.28)	(0.33)	(0.36)	(0.35)

$11.22	$11.10	$11.25	$10.83	$11.17

3.29%	1.23%	7.06%	0.23%	0.61%

$23,946	$24,848	$17,718	$11,470	$18,800
0.56%	0.56%	0.56%	0.64%	0.69%
0.75%	0.77%	0.79%	0.75%	0.74%
2.16%	2.54%	3.02%	2.92%	2.94%
1.97%	2.33%	2.79%	2.81%	2.89%
7%	20%	19%	17%	22%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.00	$11.21	$10.66	$10.88	$11.13

0.28	0.29	0.32	0.32	0.33
0.34	(0.21)	0.55	(0.22)	(0.25)
0.62	0.08	0.87	0.10	0.08

(0.28)	(0.29)	(0.32)	(0.32)	(0.33)
(0.28)	(0.29)	(0.32)	(0.32)	(0.33)

$11.34	$11.00	$11.21	$10.66	$10.88

5.71%	0.81%	8.33%	0.95%	0.84%

$112,606	$103,913	$103,487	$98,980	$98,491
0.89%	0.89%	0.89%	0.89%	0.89%
0.97%	0.97%	0.99%	0.99%	0.99%
2.52%	2.69%	2.97%	2.98%	3.08%
2.44%	2.61%	2.87%	2.88%	2.98%
3%	18%	12%	14%	19%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.02	$11.23	$10.68	$10.90	$11.15

0.20	0.21	0.24	0.24	0.25
0.34	(0.21)	0.55	(0.22)	(0.25)
0.54	— [2]	0.79	0.02	— [2]

(0.20)	(0.21)	(0.24)	(0.24)	(0.25)
(0.20)	(0.21)	(0.24)	(0.24)	(0.25)

$11.36	$11.02	$11.23	$10.68	$10.90

4.92%	0.05%	7.51%	0.19%	0.09%

$14,317	$19,376	$21,059	$21,651	$32,223
1.64%	1.64%	1.64%	1.64%	1.64%
1.72%	1.72%	1.74%	1.74%	1.74%
1.77%	1.94%	2.22%	2.23%	2.33%
1.69%	1.86%	2.12%	2.13%	2.23%
3%	18%	12%	14%	19%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.00	$11.20	$10.66	$10.87	$11.12

0.31	0.32	0.35	0.35	0.36
0.33	(0.20)	0.54	(0.21)	(0.25)
0.64	0.12	0.89	0.14	0.11

(0.31)	(0.32)	(0.35)	(0.35)	(0.36)
(0.31)	(0.32)	(0.35)	(0.35)	(0.36)

$11.33	$11.00	$11.20	$10.66	$10.87

5.89%	1.15%	8.50%	1.30%	1.09%

$102,787	$75,325	$75,155	$53,501	$44,805
0.64%	0.64%	0.64%	0.64%	0.64%
0.72%	0.72%	0.74%	0.74%	0.74%
2.77%	2.94%	3.22%	3.23%	3.33%
2.69%	2.86%	3.12%	3.13%	3.23%
3%	18%	12%	14%	19%

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds	August 31, 2021

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or together, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Tax-Free Minnesota High-Yield Fund prior to December 2, 2019, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; and for shares of Delaware Tax-Free Minnesota Intermediate Fund, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Minnesota Fund or Delaware Minnesota High-Yield Municipal Bond Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Boards.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2021, and for all open tax years (years ended August 31, 2018–August 31, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2021, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any,

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

1. Significant Accounting Policies (continued)

annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the year ended August 31, 2021.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2021, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free Minnesota Fund	$206
Delaware Tax-Free Minnesota Intermediate Fund	34
Delaware Minnesota High-Yield Municipal Bond Fund	86

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2020 through August 31, 2021.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Operating expense
limitation as
a percentage
of average
Fund	daily net assets
Delaware Tax-Free Minnesota Fund	0.60%
Delaware Tax-Free Minnesota Intermediate Fund	0.56%
Delaware Minnesota High-Yield Municipal Bond Fund	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$24,322
Delaware Tax-Free Minnesota Intermediate Fund	7,055
Delaware Minnesota High-Yield Municipal Bond Fund	11,183

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$51,258
Delaware Tax-Free Minnesota Intermediate Fund	7,717
Delaware Minnesota High-Yield Municipal Bond Fund	18,101

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

“Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from September 1, 2020 through August 31, 2021.* The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2021, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Minnesota Fund	$18,829
Delaware Tax-Free Minnesota Intermediate Fund	2,832
Delaware Minnesota High-Yield Municipal Bond Fund	6,637

For the year ended August 31, 2021, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free Minnesota Fund	$13,588
Delaware Tax-Free Minnesota Intermediate Fund	4,108
Delaware Minnesota High-Yield Municipal Bond Fund	6,439

For the year ended August 31, 2021, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Minnesota Fund	$—	$631
Delaware Tax-Free Minnesota Intermediate Fund	150	101
Delaware Minnesota High-Yield Municipal Bond Fund	4,624	590

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended August 31, 2021, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/ trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended August 31, 2021, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Minnesota Fund	$16,807,978	$10,587,914	$70,219
Delaware Tax-Free Minnesota
Intermediate Fund	3,291,428	3,180,040	—
Delaware Minnesota High-Yield
Municipal Bond Fund	10,236,740	8,977,566	85,207
____________________

Delaware Tax-Free Minnesota Intermediate Fund did not have any realized gains (losses) during the year ended August 31, 2021.

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

3. Investments

For the year ended August 31, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Minnesota Fund	$50,815,590	$19,757,824
Delaware Tax-Free Minnesota Intermediate Fund	9,900,899	6,007,467
Delaware Minnesota High-Yield Municipal Bond Fund	27,236,355	5,650,987

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximates the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
Fund	investments	of investments	of investments	of investments
Delaware Tax-Free
Minnesota Fund	$573,273,076	$37,487,425	$(1,560,859)	$35,926,566
Delaware Tax-Free
Minnesota
Intermediate Fund	85,452,125	4,807,876	(203,297)	4,604,579
Delaware Minnesota
High-Yield Municipal
Bond Fund	215,736,037	13,308,430	(675,454)	12,632,976

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2021:

Delaware Tax-Free Minnesota Fund
Level 2
Securities
Assets:
Municipal Bonds	$602,619,642
Short-Term Investments	6,580,000
Total Value of Securities	$609,199,642

Delaware Tax-Free Minnesota Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$89,256,704
Short-Term Investments	800,000
Total Value of Securities	$90,056,704

Delaware Minnesota High-Yield Municipal Bond Fund
Level 2
Securities
Assets:
Municipal Bonds	$220,514,013
Short-Term Investments	7,855,000
Total Value of Securities	$228,369,013

During the year ended August 31, 2021, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

3. Investments (continued)

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the year ended August 31, 2021, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2021 and 2020 were as follows:

			Long-term
	Tax-exempt	Ordinary	capital
	income	income	gains	Total
Year ended August 31, 2021:
Delaware Tax-Free Minnesota Fund	$13,865,208	$52,559	$114,322	$14,032,089
Delaware Tax-Free Minnesota Intermediate Fund	1,804,021	—	—	1,804,021
Delaware Minnesota High-Yield Municipal
Bond Fund	5,372,873	22	—	5,372,895

Year ended August 31, 2020:
Delaware Tax-Free Minnesota Fund	14,903,273	843,521	677,752	16,424,546
Delaware Tax-Free Minnesota Intermediate Fund	1,942,218	—	—	1,942,218
Delaware Minnesota High-Yield Municipal
Bond Fund	5,518,266	20	—	5,518,286

5. Components of Net Assets on a Tax Basis

As of August 31, 2021, the components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$576,138,172	$85,993,759	$217,735,288
Undistributed tax-exempt
income	—	10,640	17,324
Qualified late year loss
deferrals	(90,171)	—	—
Distributions payable	(194,007)	(14,830)	(17,324)
Capital loss carryforwards	—	(158,828)	(658,502)
Unrealized appreciation of
investments	35,926,566	4,604,579	12,632,976
Net assets	$611,780,560	$90,435,320	$229,709,762

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, as applicable.

Qualified late year ordinary and capital losses (including currency and specified gain (loss) items) represent losses realized from January 1, 2021 through August 31, 2021 and November 1, 2020 through August 31, 2021, respectively, that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2021, the Funds had no reclassifications.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2021, the Funds utilized capital loss carryforwards as follows:

Delaware Tax-Free Minnesota Fund	$—
Delaware Tax-Free Minnesota Intermediate Fund	8,561
Delaware Minnesota High-Yield Municipal Bond Fund	131,523

At August 31, 2021, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free
Minnesota
Intermediate Fund	$158,828	$—	$158,828
Delaware Minnesota
High-Yield Municipal
Bond Fund	658,502	—	658,502

At August 31, 2021, Delaware Tax-Free Minnesota Fund did not have any capital loss carryforwards.

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Year ended		Year ended		Year ended
	8/31/21	8/31/20	8/31/21	8/31/20	8/31/21	8/31/20
Shares sold:
Class A	2,598,178	2,470,484	733,303	760,322	1,335,478	1,132,737
Class C	229,665	162,787	18,231	58,542	173,126	332,654
Institutional Class	4,005,429	3,968,576	230,335	1,097,848	3,378,165	2,563,763

Shares issued upon reinvestment of dividends and distributions:
Class A	628,677	756,678	95,192	104,225	228,413	227,598
Class C	25,115	44,653	4,046	8,531	25,557	33,910
Institutional Class	290,920	314,844	46,357	42,075	209,471	208,101
	7,777,984	7,718,022	1,127,464	2,071,543	5,350,210	4,498,763

Shares redeemed:
Class A	(3,561,554)	(3,813,207)	(375,043)	(629,289)	(1,077,601)	(1,146,037)
Class C	(925,806)	(547,958)	(219,279)	(240,006)	(696,408)	(483,508)
Institutional Class	(1,575,505)	(3,120,080)	(380,986)	(476,666)	(1,367,958)	(2,628,916)
	(6,062,865)	(7,481,245)	(975,308)	(1,345,961)	(3,141,967)	(4,258,461)
Net increase	1,715,119	236,777	152,156	725,582	2,208,243	240,302

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the “Statements of changes in net assets.” For the years ended August 31, 2021 and 2020, each Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund
Year ended
8/31/21	98,743	222,179	218,722	103,060	$4,062,123
8/31/20	73,750	57,333	55,209	76,105	1,625,460
Delaware Tax-Free Minnesota Intermediate Fund
Year ended
8/31/21	—	37,029	37,119	—	415,214
8/31/20	—	20,392	20,195	252	225,863

			Exchange
	Exchange Redemptions		Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Minnesota High-Yield Municipal Bond Fund
Year ended
8/31/21	629	56,466	56,330	936	$636,964
8/31/20	4,022	46,853	45,608	5,405	559,234

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, each Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Funds had no amounts outstanding as of August 31, 2021, or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact

Notes to financial statements
Delaware Funds by Macquarie® Minnesota municipal bond funds

8. Geographic, Credit, and Market Risks (continued)

investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm

To the Board of Trustees of Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds and Voyageur Mutual Funds and Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax-Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax-Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2021, the related statements of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2021 and each of the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2021

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Minnesota municipal bond funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of each Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Minnesota municipal bond funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2021, each Fund reports distributions paid during the year as follows:

	(A)
	Long-Term	(B)	(C)
	Capital Gains	Ordinary Income	Tax-Exempt	Total
	Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free
Minnesota Fund	0.82%	0.37%	98.81%	100.00%
Delaware Tax-Free
Minnesota Intermediate
Fund	–	–	100.00%	100.00%
Delaware Minnesota
High-Yield Municipal
Bond Fund	–	–	100.00%	100.00%
____________________

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

The percentage of the ordinary dividends reported by Delaware Minnesota High-Yield Municipal Bond Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100.00%.

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Minnesota municipal bond funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held August 10-12, 2021 (continued)

Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Tax-Free Minnesota Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year, 5-year, and since inception periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” intermediate municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the third quartile of its Performance Universe and the Fund’s total return for the 5-year and since inception periods was in the first quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the performance attribution included in the Meeting materials, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Delaware Minnesota High-Yield Municipal Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds category. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the third quartile of its Performance Universe and the Fund’s total return for the five-year and since inception periods was in the fourth quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the performance attribution included in the Meeting materials, as well as the numerous investment and performance reports and other information delivered

110

by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve comparative Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group and, for comparative consistency, included 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Tax-Free Minnesota Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2021 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting and fund accounting oversight services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2021 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting and fund accounting oversight services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Minnesota High-Yield Municipal Bond Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2021 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight, and

111

Other Fund information (Unaudited)
Delaware Funds by Macquarie® Minnesota municipal bond funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at a meeting held August 10-12, 2021 (continued)

custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed each Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2021, Delaware Tax-Free Minnesota Fund’s net assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders. Although, as of March 31, 2021, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund had each not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

112

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Interested Trustee

Shawn K. Lytle[1]	President,	President and	Global Head of Macquarie	150	Trustee — UBS Relationship
610 Market Street	Chief Executive	Chief Executive	Investment Management[2]		Funds, SMA Relationship Trust,
Philadelphia, PA	Officer,	Officer	(January 2019–Present)		and UBS Funds
19106-2354	and Trustee	since August 2015	Head of Americas of		(May 2010–April 2015)
February 1970		Trustee since	Macquarie Group
		September 2015	(December 2017–Present)
Deputy Global Head of
Macquarie Investment
Management
(2017–2019)
Head of Macquarie Investment
Management Americas
(2015–2017)

113

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Independent Trustees

Jerome D.	Trustee	Since January 2019	Managing Member, Stonebrook	150	None
Abernathy			Capital Management, LLC
610 Market Street			(financial technology: macro
Philadelphia, PA			factors and databases)
19106-2354			(January 1993-Present)
July 1959

Thomas L. Bennett	Chair and Trustee	Trustee since March	Private Investor	150	None
610 Market Street		2005	(March 2004–Present)
Philadelphia, PA		Chair since March
19106-2354		2015
October 1947

Ann D. Borowiec	Trustee	Since March 2015	Chief Executive Officer, Private	150	Director — Banco Santander
610 Market Street			Wealth Management		International
Philadelphia, PA			(2011–2013) and Market		(October 2016–December 2019)
19106-2354			Manager, New Jersey Private		Director — Santander Bank, N.A.
November 1958			Bank (2005–2011) — J.P.		(December 2016–December
			Morgan Chase & Co.		2019)

114

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Joseph W. Chow	Trustee	Since January 2013	Private Investor	150	Director and Audit Committee
610 Market Street			(April 2011–Present)		Member — Hercules Technology
Philadelphia, PA					Growth Capital, Inc.
19106-2354					(July 2004–July 2014)
January 1953

John A. Fry	Trustee	Since January 2001	President — Drexel University	150	Director; Compensation
610 Market Street			(August 2010–Present)		Committee and Governance
Philadelphia, PA			President — Franklin & Marshall		Committee Member —
19106-2354			College		Community Health Systems
May 1960			(July 2002–June 2010)		(May 2004–Present)
Director — Drexel Morgan & Co.
(2015–2019)
Director, Audit and
Compensation Committee
Member — vTv Therapeutics Inc.
(2017–Present)
Director and Audit Committee
Member — FS Credit Real Estate
Income Trust, Inc.
(2018–Present)
Director — Federal Reserve
Bank of Philadelphia
(January 2020–Present)

115

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Frances A.	Trustee	Since September	Private Investor	150	Trust Manager and Audit
Sevilla-Sacasa		2011	(January 2017–Present)		Committee Chair — Camden
610 Market Street			Chief Executive Officer — Banco		Property Trust
Philadelphia, PA			Itaú International		(August 2011–Present)
19106-2354			(April 2012–December 2016)		Director; Audit
January 1956			Executive Advisor to Dean		and Compensation
			(August 2011–March 2012) and		Committee Member —
			Interim Dean		Callon Petroleum Company
			(January 2011–July 2011) —		(December 2019–Present)
			University of Miami School of		Director — New Senior
			Business Administration		Investment Group Inc.
			President — U.S. Trust, Bank of		(January 2021–Present)
			America Private Wealth		Director; Audit Committee
			Management (Private Banking)		Member — Carrizo Oil & Gas,
			(July 2007-December 2008)		Inc. (March 2018–December
2019)

116

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Thomas K. Whitford	Trustee	Since January 2013	Vice Chairman — PNC Financial	150	Director — HSBC North America
610 Market Street			Services Group		Holdings Inc.
Philadelphia, PA			(2010–April 2013)		(December 2013–Present)
19106-2354					Director — HSBC USA Inc.
March 1956					(July 2014–Present)
Director — HSBC Bank USA,
National Association
(July 2014–March 2017)
Director — HSBC Finance
Corporation
(December 2013–April 2018)

117

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Christianna Wood	Trustee	Since January 2019	Chief Executive Officer and	150	Director; Finance Committee and
610 Market Street			President — Gore Creek Capital,		Audit Committee Member —
Philadelphia, PA			Ltd. (August 2009–Present)		H&R Block Corporation
19106-2354					(July 2008–Present)
August 1959					Director; Investments
Committee, Capital and Finance
Committee, and Audit
Committee Member — Grange
Insurance (2013–Present)
Trustee; Chair of Nominating and
Governance Committee and
Audit Committee Member —
The Merger Fund
(2013–October 2021),
The Merger Fund VL
(2013–October 2021); WCM
Alternatives: Event-Driven Fund
(2013–October 2021), and WCM
Alternatives: Credit Event Fund
(December 2017–October 2021)
Director; Chair of Governance
Committee and Audit Committee
Member — International
Securities Exchange (2010–2016)

118

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Janet L. Yeomans	Trustee	Since April 1999	Vice President and Treasurer	150	Director; Personnel and
610 Market Street			(January 2006–July 2012), Vice		Compensation Committee Chair;
Philadelphia, PA			President — Mergers &		Member of Nominating,
19106-2354			Acquisitions		Investments, and Audit
July 1948			(January 2003–January 2006),		Committees for various periods
			and Vice President and Treasurer		throughout directorship —
			(July 1995–January 2003) — 3M		Okabena Company (2009–2017)
Company
Officers

David F. Connor	Senior Vice President,	Senior Vice President,	David F. Connor has served in	150	None[3]
610 Market Street	General Counsel, and	since May 2013;	various capacities at different
Philadelphia, PA	Secretary	General Counsel	times at Macquarie Investment
19106-2354		since May 2015;	Management.
December 1963		Secretary since
October 2005

Daniel V. Geatens	Senior Vice President	Senior Vice President	Daniel V. Geatens has served in	150	None[3]
610 Market Street	and Treasurer	and Treasurer since	various capacities at different
Philadelphia, PA		October 2007	times at Macquarie Investment
19106-2354			Management.
October 1972

119

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Richard Salus	Senior Vice President	Senior Vice President	Richard Salus has served in	150	None
610 Market Street	and Chief Financial	and Chief Financial	various capacities at different
Philadelphia, PA	Officer	Officer since	times at Macquarie Investment
19106-2354		November 2006	Management.
October 1963

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3]	David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

120

About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds by Macquarie® Philadelphia, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO

Jerome D. Abernathy Managing Member, Stonebrook Capital Management, LLC Jersey City, NJ	Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

121

Annual report

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

August 31, 2021

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of August 31, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Funds by Macquarie® national tax-free funds	September 7, 2021 (Unaudited)

Performance preview (for the year ended August 31, 2021)
Delaware Tax-Free USA Fund (Institutional Class shares)	1-year return	+9.34%
Delaware Tax-Free USA Fund (Class A shares)	1-year return	+9.03%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+3.40%
Lipper General & Insured Municipal Debt Funds Average	1-year return	+4.73%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free USA Fund, please see the table on page 6.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper General & Insured Municipal Debt Funds Average compares funds that either invest primarily in municipal debt issues in the top three credit ratings or invest primarily in municipal debt issues insured as to timely payment.

Please see page 9 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free USA Intermediate Fund (Institutional Class shares)	1-year return	+5.92%
Delaware Tax-Free USA Intermediate Fund (Class A shares)	1-year return	+5.79%
Bloomberg 3-15 Year Blend Municipal Bond Index (benchmark)	1-year return	+2.75%
Lipper Intermediate Municipal Debt Funds Average	1-year return	+3.55%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free USA Intermediate Fund, please see the table on page 11. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.

Please see page 14 for a description of the Index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware National High-Yield Municipal Bond Fund	1-year return	+12.32%
(Institutional Class shares)
Delaware National High-Yield Municipal Bond Fund (Class A shares)	1-year return	+12.12%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+3.40%
Lipper High Yield Municipal Debt Funds Average	1-year return	+9.40%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware National High-Yield Municipal Bond Fund, please see the table on page 16.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper High Yield Municipal Debt Funds Average compares funds that invest at least 50% of assets in lower-rated municipal debt issues.

Please see page 19 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

1

Portfolio management review
Delaware Funds by Macquarie® national tax-free funds

Investment objectives

Delaware Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Delaware Tax-Free USA Intermediate Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

Delaware National High-Yield Municipal Bond Fund seeks a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

Economic backdrop

During the fiscal year ended August 31, 2021, the US economy expanded at a rapid pace, as states and municipalities opened up their economies and ended or scaled back pandemic-related restrictions. A $1.9 trillion federal economic stimulus program – the American Rescue Plan Act, passed in March 2021 – and continued aggressive monetary policy further supported the economy’s recovery after a difficult 2020.

Investors’ optimism began to grow in late 2020, along with the introduction of vaccines for COVID-19, which helped lead to a dramatic decline in virus cases and hospitalization rates. Uncertainty returned in the final months of the fiscal year, however, as the Delta variant of COVID-19 aggressively spread and new concerns emerged about the future path of the economic recovery.

Against this backdrop, the US economy enjoyed robust growth throughout the fiscal year. In the third quarter of 2020, for example, US gross domestic product (GDP) – a measure of national economic output – expanded by an annualized 33.4%. This was the fastest such increase in the country’s history, following an equally unprecedented 31.4% decline in the prior three-month period. US GDP grew by 4.5% in the fourth quarter of 2020, followed by increases of 6.3% in the first quarter of 2021 and an estimated 6.6% in the second quarter of 2021.

Employment trends similarly reflected the favorable economic backdrop. After the US jobless rate peaked in April 2020 at 14.7% – the highest level seen since the Great Depression – the employment picture quickly improved as state and local economies reopened. At the beginning of the Funds’ fiscal year in September 2020, US unemployment stood at a still historically high 8.4%. A year later, the country’s jobless rate had fallen to 5.2%.

Early in the pandemic, the US Federal Reserve cut its benchmark short-term interest rate, the federal funds rate, to essentially zero, where the rate remained throughout the fiscal year ended August 31, 2021. As signs mounted that inflation was accelerating, the Fed suggested it would consider increasing interest rates as early as 2023, moving up its previous timeline by a year.

Sources: US Bureau of Economic Analysis, US Bureau of Labor Statistics, and Bloomberg.

Municipal bond market conditions

Overall, the municipal bond market, as measured by the Bloomberg Municipal Bond Index, gained 3.40% for the fiscal year ended August 31, 2021.

Municipal bonds benefited from a favorable technical backdrop, with robust demand for tax-exempt bonds accompanied by relatively

2

limited supply. As the pandemic progressed, investors’ appetite for municipal debt remained strong, reflecting increased confidence in issuers’ underlying credit quality and expectations for higher tax rates in the future.

In this environment, longer-maturity bonds generally outperformed their intermediate- and shorter-dated counterparts, while lower-rated bonds outpaced higher-quality issues. High yield municipal debt – bonds with credit ratings below BBB – enjoyed particularly strong results.

The following tables show municipal bond returns by maturity length and by credit quality for the fiscal year ended August 31, 2021.

Returns by maturity
1 year	0.62%
3 years	1.17%
5 years	1.70%
10 years	3.10%
22+ years	5.54%

Returns by credit rating
AAA	1.70%
AA	2.50%
A	4.72%
BBB	8.52%

Source: Bloomberg.

A consistent management approach

For all three Funds discussed in this report, we continued to follow the same management strategy we use regardless of the market environment. We emphasize a bottom-up investment approach, meaning we rely on our team’s thorough credit research to choose bonds on an issuer-by-issuer basis. We regularly seek tax-exempt bonds that offer the Funds’ shareholders what we view as an attractive trade-off between return opportunity and risk.

In following this strategy, we generally position the Funds with relatively less exposure to highly rated, lower yielding bonds. Instead, we prefer to overweight bonds with lower-investment-grade or below-investment-grade credit ratings backed by what we believe is solid underlying credit quality, due to these securities’ tendency to offer better income characteristics.

Reflecting this approach, we continued to prioritize bonds with lower-investment-grade credit ratings (A and BBB) in Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. We also maintained a portion of each Fund’s portfolio in high yield tax-exempt bonds (rated below BBB). We believe that by focusing on higher yielding securities of solid underlying credit quality, we have more opportunity to add value for the Funds’ shareholders.

As of August 31, 2021, roughly 30% of the net assets of Delaware Tax-Free USA Fund was invested in bonds with lower-investment-grade credit ratings, while about 37% of the net assets of Delaware Tax-Free USA Intermediate Fund was invested in these credit tiers. Both Funds also maintained sizable allocations to high yield municipal bonds. By prospectus, both Funds may hold up to 20% of their net assets in high yield debt.

Consistent with its mandate, Delaware National High-Yield Municipal Bond Fund maintained the largest high yield exposure of the three Funds. As of August 31, 2021, about 65% of the Fund’s portfolio was held in bonds with credit ratings below BBB, including nonrated bonds.

Consistently seeking value

At the start of the fiscal year, the US was only a few months into the coronavirus pandemic, and municipal bond valuations remained depressed in several sectors. This was especially true of market areas uniquely vulnerable to the spread of COVID-19, such as continuing care retirement communities and charter schools.

3

Portfolio management review
Delaware Funds by Macquarie® national tax-free funds

We prioritized opportunities to buy suitable higher yielding bonds in these and other sectors that we believed would allow us to enhance the Funds’ income-generating capability while also potentially providing total return opportunity.

Especially in Delaware National High-Yield Municipal Bond Fund, and to a lesser extent in Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, we bought higher yielding bonds early in the fiscal year at depressed valuations. These included select opportunities among senior living, charter school, and infrastructure bonds, among others. Over time, bonds in these sectors experienced narrowing credit spreads and provided lower yields, gradually making them less attractive areas for new investment, in our view.

To varying extents in each Fund, we also bought tax-exempt bonds affiliated with the US territory of Puerto Rico, where we continued to find value amid that commonwealth’s ongoing financial restructuring.

Over time, as credit spreads narrowed, we became especially selective with new investments, focusing on purchasing bonds that we believed offered the Funds’ shareholders a favorable risk-reward trade-off.

Individual performance effects

As we mentioned, longer-duration bonds – those with more sensitivity to interest rates – generally outperformed shorter-duration bonds during the fiscal year, and lower-rated bonds outpaced higher-quality bonds. Often, the Funds’ leading individual contributors and detractors reflected these performance trends.

In both Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, for example, the strongest-performing securities were Puerto Rico dedicated-tax bonds. (Bonds issued by Puerto Rico and other US territories are generally fully tax-exempt for US residents.) These bonds, with a credit rating below investment grade and a 2040 maturity date, returned more than 45% for the Funds, benefiting from Puerto Rico’s improved credit quality, investors’ optimism about its debt restructuring plan, and the bonds’ relatively low valuation to begin the fiscal year.

Both Funds similarly benefited from California zero-coupon Inland Empire tobacco-securitization bonds. Older tobacco bonds such as these continued to benefit from their relative scarcity, rising in price as many tobacco issuers have refinanced outstanding debt and replaced older bonds with newer, lower-coupon issues.

Wisconsin-issued bonds for the American Dream project in the New Jersey Meadowlands also outperformed for Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Coming into the fiscal year, these bonds were depressed in value because of pandemic-related delays in the opening of this widely anticipated entertainment and retail destination. As economies reopened and financial prospects for this mall improved along with shoppers’ arrival, these nonrated bonds enjoyed a strong return for the Funds, regaining value lost earlier in the pandemic.

Bonds for the Brightline (formerly Virgin Trains) Florida private-rail project also contributed to Delaware Tax-Free USA Intermediate Fund. These securities gained more than 25% for the Fund over the fiscal year. As investors became more confident in Brightline’s credit prospects, the securities recovered in value. We continued to see solid long-term potential for this credit, as the issuer is scheduled to restart its South Florida rail service later in 2021 while working to expand service.

In contrast, several of the Funds’ individual detractors included bonds of lower-rated retirement communities whose pre-existing financial challenges worsened because of the

4

pandemic. In Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, for example, nonrated bonds for Tapestry Senior Living in Moon Township, Pa., hampered returns. These securities shed significant value during the fiscal year, as the facility could not attract as many new residents as expected amid the spread of COVID-19.

Meanwhile, nonrated bonds for Tuscan Gardens, a Florida senior-living center, hurt the performance of both Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free USA Intermediate Fund, while bonds of The Buckingham, a Texas senior-living community, further weighed on the performance of Delaware National High-Yield Municipal Bond Fund.

Many other relative underperformers produced only slightly negative or even positive returns, however, as their relatively high credit quality or short durations limited their upside in a generally favorable market environment. In Delaware Tax-Free USA Fund, for example, AAA-rated, noncallable bonds of the University of Texas produced an incrementally negative return. In Delaware Tax-Free USA Intermediate Fund, the Fund’s position in AAA-rated general obligation bonds of Chesterfield County, Va., maturing in 2022, produced a slightly positive return that lagged the benchmark by several percentage points.

5

Performance summaries
Delaware Tax-Free USA Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. January 11, 1984)
Excluding sales charge	+9.03%	+4.48%	+5.05%	+6.45%
Including sales charge	+4.15%	+3.51%	+4.57%	+6.32%
Class C (Est. November 29, 1995)
Excluding sales charge	+8.22%	+3.69%	+4.26%	+3.97%
Including sales charge	+7.22%	+3.69%	+4.26%	+3.97%
Institutional Class (Est. December 31, 2008)
Excluding sales charge	+9.34%	+4.74%	+5.31%	+6.27%
Including sales charge	+9.34%	+4.74%	+5.31%	+6.27%
Bloomberg Municipal Bond Index	+3.40%	+3.30%	+4.05%	+4.95%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding

6

sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

7

Performance summaries
Delaware Tax-Free USA Fund

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.56% of the Fund’s average daily net assets from September 1, 2020 to August 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	0.95%	1.70%	0.70%
Net expenses (including fee
waivers, if any)	0.81%	1.56%	0.56%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

8

Performance of a $10,000 investment1
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Delaware Tax-Free USA Fund — Institutional Class shares	$10,000	$16,775
Delaware Tax-Free USA Fund — Class A shares	$9,550	$15,627
Bloomberg Municipal Bond Index	$10,000	$14,874

[1]	The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on August 31, 2011, and includes the effect of a 4.50% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 6 through 10.

The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2011. The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Gross domestic product, mentioned on page 2, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

9

Performance summaries
Delaware Tax-Free USA Fund

	Nasdaq symbols	CUSIPs
Class A	DMTFX	245909106
Class C	DUSCX	245909700
Institutional Class	DTFIX	24610H104

10

Performance summaries
Delaware Tax-Free USA Intermediate Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. January 7, 1993)
Excluding sales charge	+5.79%	+3.40%	+3.60%	+4.68%
Including sales charge	+2.85%	+2.82%	+3.31%	+4.58%
Class C (Est. November 29, 1995)
Excluding sales charge	+4.90%	+2.52%	+2.72%	+3.54%
Including sales charge	+3.90%	+2.52%	+2.72%	+3.54%
Institutional Class (Est. December 31, 2008)
Excluding sales charge	+5.92%	+3.55%	+3.75%	+4.56%
Including sales charge	+5.92%	+3.55%	+3.75%	+4.56%
Bloomberg 3–15 Year Blend Municipal
Bond Index	+2.75%	+3.05%	+3.57%	+4.33%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]

Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 13. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. This fee was contractually limited to 0.15% of average daily net assets from December 4, 2020 through December 29, 2021.* Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic

11

Performance summaries
Delaware Tax-Free USA Intermediate Fund

conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

12

[2]

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.50% of the Fund’s average daily net assets during the period from September 1, 2020 to August 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	0.89%	1.64%	0.64%
Net expenses (including fee
waivers, if any)	0.65%	1.50%	0.50%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

13

Performance summaries
Delaware Tax-Free USA Intermediate Fund

Performance of a $10,000 investment1
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Delaware Tax-Free USA Intermediate Fund — Institutional
Class shares	$10,000	$14,452
Bloomberg 3–15 Year Blend Municipal Bond Index	$10,000	$14,195
Delaware Tax-Free USA Intermediate Fund — Class A shares	$9,725	$13,850

[1]

The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on August 31, 2011, and includes the effect of a 2.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 13. Please note additional details on pages 11 through 15.

The graph also assumes $10,000 invested in the Bloomberg 3–15 Year Blend Municipal Bond Index as of August 31, 2011. The Bloomberg 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

Gross domestic product, mentioned on page 2, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

14

	Nasdaq symbols	CUSIPs
Class A	DMUSX	245909304
Class C	DUICX	245909882
Institutional Class	DUSIX	24610H203

15

Performance summaries
Delaware National High-Yield Municipal Bond Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. September 22, 1986)
Excluding sales charge	+12.12%	+5.21%	+6.55%	+6.31%
Including sales charge	+7.03%	+4.24%	+6.07%	+6.17%
Class C (Est. May 26, 1997)
Excluding sales charge	+11.25%	+4.42%	+5.76%	+4.79%
Including sales charge	+10.25%	+4.42%	+5.76%	+4.79%
Institutional Class (Est. December 31, 2008)
Excluding sales charge	+12.32%	+5.46%	+6.82%	+8.67%
Including sales charge	+12.32%	+5.46%	+6.82%	+8.67%
Bloomberg Municipal Bond Index	+3.40%	+3.30%	+4.05%	+4.95%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]

Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 18. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the

16

bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

17

Performance summaries
Delaware National High-Yield Municipal Bond Fund

[2]

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.60% of the Fund’s average daily net assets from September 1, 2020 to August 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	0.91%	1.66%	0.66%
Net expenses (including fee
waivers, if any)	0.85%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

18

Performance of a $10,000 investment1
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Delaware National High-Yield Municipal Bond Fund — Institutional Class shares	$10,000	$19,333
Delaware National High-Yield Municipal Bond Fund — Class A shares	$9,550	$18,020
Bloomberg Municipal Bond Index	$10,000	$14,874

[1]

The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on August 31, 2011, and includes the effect of a 4.50% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 18. Please note additional details on pages 16 through 20.

The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2011. The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Gross domestic product, mentioned on page 2, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

19

Performance summaries
Delaware National High-Yield Municipal Bond Fund

	Nasdaq symbols	CUSIPs
Class A	CXHYX	928928241
Class C	DVHCX	928928225
Institutional Class	DVHIX	24610H302

20

Disclosure of Fund expenses
For the six-month period from March 1, 2021 to August 31, 2021 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2021 to August 31, 2021.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

21

Disclosure of Fund expenses
For the six-month period from March 1, 2021 to August 31, 2021 (Unaudited)

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,050.40	0.82%	$4.24
Class C	1,000.00	1,045.60	1.57%	8.09
Institutional Class	1,000.00	1,051.40	0.57%	2.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.29	1.57%	7.98
Institutional Class	1,000.00	1,022.33	0.57%	2.91

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,035.10	0.64%	$3.28
Class C	1,000.00	1,030.60	1.49%	7.63
Institutional Class	1,000.00	1,035.60	0.49%	2.51
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.98	0.64%	$3.26
Class C	1,000.00	1,017.69	1.49%	7.58
Institutional Class	1,000.00	1,022.74	0.49%	2.50

22

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,062.90	0.85%	$4.42
Class C	1,000.00	1,058.80	1.60%	8.30
Institutional Class	1,000.00	1,063.90	0.60%	3.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

*

“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

23

Security type / sector / state / territory allocations
Delaware Tax-Free USA Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.99%
Corporate Revenue Bonds	12.27%
Education Revenue Bonds	8.51%
Electric Revenue Bonds	3.53%
Healthcare Revenue Bonds	11.77%
Housing Revenue Bonds	0.06%
Lease Revenue Bonds	5.87%
Local General Obligation Bonds	5.21%
Pre-Refunded/Escrowed to Maturity Bonds	2.92%
Resource Recovery Revenue Bond	0.18%
Special Tax Revenue Bonds	15.45%
State General Obligation Bonds	15.04%
Transportation Revenue Bonds	15.95%
Water & Sewer Revenue Bonds	2.23%
Short-Term Investments	2.26%
Total Value of Securities	101.25%
Liabilities Net of Receivables and Other Assets	(1.25%)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	2.17%
Arizona	5.41%
California	11.01%
Colorado	3.44%
Connecticut	0.85%
District of Columbia	0.80%
Florida	4.85%
Georgia	1.89%
Guam	0.21%
Idaho	0.09%
Illinois	8.44%
Indiana	0.61%
Kansas	0.29%
Louisiana	0.22%
Maryland	1.06%
Massachusetts	3.43%
Michigan	0.69%

24

State / territory	Percentage of net assets
Minnesota	0.60%
Mississippi	1.68%
Missouri	0.54%
Nebraska	0.58%
New Jersey	4.12%
New York	10.53%
North Carolina	3.72%
Ohio	3.00%
Oklahoma	1.19%
Oregon	0.02%
Pennsylvania	3.16%
Puerto Rico	14.47%
Rhode Island	0.12%
South Carolina	0.05%
Tennessee	0.50%
Texas	6.68%
Utah	0.83%
Virginia	1.39%
Washington	2.40%
Wisconsin	0.21%
Total Value of Securities	101.25%

25

Security type / sector / state / territory allocations
Delaware Tax-Free USA Intermediate Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	102.76%
Corporate Revenue Bonds	12.03%
Education Revenue Bonds	6.27%
Electric Revenue Bonds	5.07%
Healthcare Revenue Bonds	8.91%
Lease Revenue Bonds	6.33%
Local General Obligation Bonds	4.67%
Pre-Refunded/Escrowed to Maturity Bonds	5.20%
Special Tax Revenue Bonds	18.94%
State General Obligation Bonds	16.58%
Transportation Revenue Bonds	16.54%
Water & Sewer Revenue Bonds	2.22%
Short-Term Investments	0.91%
Total Value of Securities	103.67%
Liabilities Net of Receivables and Other Assets	(3.67%)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	0.69%
Arizona	8.33%
California	11.88%
Colorado	2.11%
Connecticut	0.64%
District of Columbia	1.00%
Florida	4.24%
Georgia	2.14%
Guam	0.09%
Hawaii	0.29%
Idaho	0.40%
Illinois	12.14%
Iowa	0.04%
Kansas	0.10%
Kentucky	0.46%
Louisiana	1.41%
Maryland	0.99%
Massachusetts	2.34%
Michigan	1.49%

26

State / territory	Percentage of net assets
Minnesota	0.22%
Mississippi	0.46%
Missouri	0.41%
Montana	0.04%
Nebraska	0.03%
New Hampshire	0.21%
New Jersey	5.37%
New York	18.48%
North Carolina	0.33%
Ohio	1.99%
Oklahoma	0.66%
Oregon	1.05%
Pennsylvania	5.61%
Puerto Rico	8.66%
South Carolina	0.71%
Texas	3.62%
Utah	1.72%
Virginia	2.27%
Washington	0.73%
Wisconsin	0.32%
Total Value of Securities	103.67%

27

Security type / sector / state / territory allocations
Delaware National High-Yield Municipal Bond Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.67%
Corporate Revenue Bonds	22.03%
Education Revenue Bonds	16.73%
Electric Revenue Bonds	4.07%
Healthcare Revenue Bonds	19.51%
Housing Revenue Bond	0.05%
Lease Revenue Bonds	3.44%
Local General Obligation Bonds	1.71%
Pre-Refunded/Escrowed to Maturity Bonds	2.39%
Resource Recovery Revenue Bonds	0.76%
Special Tax Revenue Bonds	10.91%
State General Obligation Bonds	12.38%
Transportation Revenue Bonds	3.65%
Water & Sewer Revenue Bonds	2.04%
Short-Term Investments	0.19%
Total Value of Securities	99.86%
Receivables and Other Assets Net of Liabilities	0.14%
Total Net Assets	100.00%

*	As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alabama	2.78%
Arizona	6.84%
California	12.52%
Colorado	2.47%
Delaware	0.08%
District of Columbia	1.37%
Florida	4.65%
Georgia	1.40%
Guam	0.16%
Hawaii	0.18%
Idaho	0.72%
Illinois	6.33%
Indiana	0.74%
Iowa	0.25%
Kansas	0.27%
Kentucky	0.51%
Louisiana	1.26%

28

State / territory	Percentage of net assets
Maryland	0.44%
Massachusetts	1.49%
Michigan	0.95%
Minnesota	0.76%
Mississippi	0.06%
Missouri	1.26%
Montana	0.09%
Nevada	0.68%
New Hampshire	0.27%
New Jersey	3.32%
New York	5.37%
North Carolina	1.72%
Ohio	4.44%
Oklahoma	0.12%
Oregon	0.69%
Pennsylvania	3.78%
Puerto Rico	15.78%
South Carolina	0.64%
Tennessee	0.46%
Texas	6.29%
Utah	0.20%
Virginia	4.07%
Washington	0.97%
West Virginia	0.16%
Wisconsin	3.32%
Total Value of Securities	99.86%

29

Schedules of investments
Delaware Tax-Free USA Fund	August 31, 2021

	Principal
	amount°	Value (US $)
Municipal Bonds – 98.99%
Corporate Revenue Bonds – 12.27%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #	8,380,000	$10,100,917
Buckeye, Ohio Tobacco Settlement Financing Authority
(Senior)
Series A-2 3.00% 6/1/48	8,000,000	8,312,320
Series A-2 4.00% 6/1/48	5,550,000	6,378,892
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	375,000	243,750
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,810,000	3,695,375
Series A 5.00% 9/1/35	2,160,000	3,021,775
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment)
5.00% 6/1/34	100,000	123,067
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed)
Series A 144A 1.495% 6/1/60 #, ^	82,695,000	4,509,358
Florida Development Finance Surface Transportation Facilities
Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	9,270,000	10,192,550
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, ●	3,345,000	3,463,681
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	5,000,000	6,015,800
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond)
144A 7.00% 3/1/39 (AMT) #	3,030,000	2,938,070
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.944% 6/1/57 #, ^	151,190,000	10,416,991
Series F 144A 1.395% 6/1/57 #, ^	99,010,000	5,851,491
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing LLC Project)
144A 7.75% 4/1/39 #	450,000	469,818
Liberty New York Development Corporation Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	175,000	251,610

30

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,500,000	$6,108,705
Series A 5.00% 9/1/46	2,975,000	4,426,086
Michigan Finance Authority Revenue
Series B-1 5.00% 6/1/49	1,500,000	1,835,580
Minneapolis, Minnesota
Series A 6.25% 12/1/30	300,000	304,443
Monroe County, Michigan Economic Development Revenue
(The Detroit Edison Company Project)
Series AA 6.95% 9/1/22 (NATL)	500,000	533,300
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,870,000	2,370,449
Series B 6.50% 11/1/39	5,250,000	8,630,423
Series C 6.50% 11/1/39	2,500,000	4,109,725
New York Transportation Development Corporation Special
Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project)
5.00% 1/1/34 (AMT)	3,000,000	3,637,860
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	6,220,000	9,714,147
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,750,000	2,475,690
Shoals, Indiana
(National Gypsum Co. Project)
7.25% 11/1/43 (AMT)	2,065,000	2,236,560
South Carolina Jobs - Economic Development Authority
Educational Facilities Revenue
(AC East LLC Project - Green Bonds)
Series A 144A 7.00% 5/1/39 (AMT) #	600,000	589,200
Southern Ohio Port Authority
(Purecycle Project)
Series A 144A 7.00% 12/1/42 (AMT) #	1,000,000	1,164,630
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien)
Series C 0.546% 6/1/46 ^	16,970,000	3,570,658
(Capital Appreciation-3rd Subordinate Lien)
Capital Appreciation Third Subordinate Series D 0.301%
6/1/46 ^	2,795,000	497,398
Valparaiso, Indiana
(Pratt Paper, LLC Project)
7.00% 1/1/44 (AMT)	1,780,000	2,021,831

31

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Virginia Tobacco Settlement Financing
(Capital Appreciation)
Series C 2.298% 6/1/47 ^	24,215,000	$5,943,814
Series D 2.493% 6/1/47 ^	29,060,000	6,617,543
		142,773,507
Education Revenue Bonds – 8.51%
Arizona Industrial Development Authority Revenue
(GreatHearts Arizona Projects)
Series A 2.25% 7/1/46	1,500,000	1,448,415
Series A 2.375% 7/1/52	1,500,000	1,459,695
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,720,000	2,156,502
Bibb County, Georgia Development Authority Revenue
(Macon State College Student Housing Project)
Series A 5.75% 7/1/40 (AGM)	2,500,000	2,510,400
California Educational Facilities Authority Revenue
(Loma Linda University)
Series A 5.00% 4/1/47	1,000,000	1,179,770
(Stanford University)
Series T-1 5.00% 3/15/39	8,000,000	11,630,560
Series V-1 5.00% 5/1/49	8,275,000	12,916,034
Series V-2 2.25% 4/1/51	2,125,000	2,102,071
District of Columbia Revenue
5.00% 6/1/50	1,000,000	1,162,650
(KIPP DC Issue)
4.00% 7/1/44	500,000	567,655
4.00% 7/1/49	1,375,000	1,549,831
Idaho Housing & Finance Association
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	550,000	633,671
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,860,000	2,147,947
Series A 5.00% 2/15/50	540,000	622,620
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	3,000,000	4,818,690
New Jersey Economic Development Authority
(Provident Group - Montclair State University)
5.00% 6/1/42 (AGM)	1,250,000	1,496,275

32

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Northern Illinois University
(Auxiliary Facilities System Revenue)
4.00% 10/1/34 (BAM)	500,000	$599,425
4.00% 10/1/35 (BAM)	500,000	598,205
4.00% 10/1/36 (BAM)	550,000	656,150
4.00% 10/1/37 (BAM)	550,000	654,000
4.00% 10/1/38 (BAM)	650,000	770,841
4.00% 10/1/39 (BAM)	425,000	502,601
Rhode Island Health and Educational Building Revenue
(University of Rhode Island)
Series B 5.25% 9/15/29 (AGC)	1,415,000	1,420,688
Town of Davie, Florida
(Nova Southeastern University Project)
5.00% 4/1/38	3,000,000	3,642,750
University of North Carolina at Chapel Hill
Series B 5.00% 12/1/36	4,350,000	5,945,406
Series B 5.00% 12/1/37	6,760,000	9,207,864
Series B 5.00% 12/1/38	7,640,000	10,368,855
University of Texas System Board of Regents
Series B 5.00% 8/15/49	10,100,000	15,779,230
Virginia College Building Authority Revenue
(The Washington and Lee University Project)
5.75% 1/1/34	300,000	446,337
		98,995,138
Electric Revenue Bonds – 3.53%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	2,500,000	2,805,300
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/47	1,605,000	1,947,812
Series B 5.00% 9/1/41	3,000,000	3,591,570
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	4,800,000	4,704,000
Series A 5.05% 7/1/42 ‡	130,000	127,400
Series A 6.75% 7/1/36 ‡	2,270,000	2,284,187
Series AAA 5.25% 7/1/25 ‡	75,000	73,781
Series CCC 5.25% 7/1/27 ‡	2,625,000	2,582,344
Series TT 5.00% 7/1/32 ‡	3,165,000	3,101,700
Series WW 5.00% 7/1/28 ‡	1,205,000	1,180,900
Series WW 5.25% 7/1/33 ‡	3,250,000	3,197,187
Series WW 5.50% 7/1/38 ‡	2,170,000	2,140,163
Series XX 4.75% 7/1/26 ‡	265,000	258,706

33

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40 ‡	3,780,000	$3,718,575
Series XX 5.75% 7/1/36 ‡	940,000	930,600
Series ZZ 4.75% 7/1/27 ‡	210,000	205,013
Series ZZ 5.25% 7/1/24 ‡	105,000	103,294
Salt River, Arizona Project Agricultural Improvement & Power
District Electric Systems Revenue
(Salt River Project Electric System)
Series A 5.00% 1/1/30	6,000,000	7,553,940
Utah Associated Municipal Power Systems Revenue
(San Juan Project)
5.50% 6/1/22	500,000	502,105
		41,008,577
Healthcare Revenue Bonds – 11.77%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,074,220
Allegheny County, Pennsylvania Hospital Development Authority
Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	50,000	56,779
Series A 5.00% 4/1/47	1,850,000	2,228,824
Apple Valley Senior Living Revenue
(Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	2,380,000	1,865,563
Series D 7.25% 1/1/52	2,590,000	2,008,700
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 2nd Tier)
Series B 5.00% 1/1/49	400,000	395,624
Series B 5.125% 1/1/54	470,000	470,268
(Great Lakes Senior Living Communities LLC Project 4th Tier)
144A 7.75% 1/1/54 #	325,000	260,029
(Great Lakes Senior Living Communities LLC Project)
Series A 5.00% 1/1/54	1,070,000	1,126,550
(Phoenix Children’s Hospital)
Series A 4.00% 2/1/50	3,500,000	4,086,040
California Health Facilities Financing Authority Revenue
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	7,855,000	11,890,271
(Sutter Health)
Series A 5.00% 11/15/38	1,000,000	1,242,610

34

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	2,650,000	$3,173,534
Chester County Industrial Development Authority, Pennsylvania
(Longwood Gardens, Inc. Project)
4.00% 12/1/46	1,500,000	1,784,130
4.00% 12/1/51	3,000,000	3,555,030
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	3,775,000	4,056,539
Series A 4.00% 11/15/43	3,000,000	3,544,920
(American Baptist)
8.00% 8/1/43	2,170,000	2,321,748
(CommonSpirit Health)
Series A-2 4.00% 8/1/49	3,250,000	3,720,568
Series A-2 5.00% 8/1/44	3,000,000	3,723,720
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	1,875,000	2,042,625
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,235,000	2,669,931
5.50% 2/15/57	3,000,000	3,579,090
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project)
Series A 5.00% 5/15/56	2,500,000	2,849,550
Hamilton County, Ohio Hospital Facilities Revenue
(Cincinnati Children’s Hospital Medical Center)
Series CC 5.00% 11/15/49	7,010,000	10,996,447
Harris County Cultural Education Facilities Finance
(Texas Children’s Hospital)
Series A 4.00% 10/1/42	6,500,000	7,854,210
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.50% 5/15/54	375,000	398,955
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	500,000	574,515
Lake County, Ohio Port & Economic Development Authority
(Tapestry Wicklife, LLC Project)
Series A 144A 6.75% 12/1/52 #, ‡	1,300,000	461,500

35

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,500,000	$2,507,425
Maricopa County, Arizona Industrial Development Authority
Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project)
144A 6.00% 1/1/48 #	1,195,000	1,245,106
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated)
Series A 5.50% 1/1/46	2,000,000	2,399,760
Miami-Dade County, Florida Health Facilities Authority Revenue
(Nicklaus Children’s Hospital Project)
5.00% 8/1/42	1,500,000	1,808,475
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Foulkeways At Gwynedd Project)
5.00% 12/1/46	1,500,000	1,668,240
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
6.125% 7/1/50	2,250,000	2,431,373
Nash Health Care Systems Revenue, North Carolina
5.50% 11/1/26 (AGM)	1,000,000	1,004,390
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project)
Series A1 5.00% 7/1/46	125,000	130,155
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	2,250,000	2,390,287
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	482,884
144A 5.00% 12/1/35 #	1,200,000	1,446,624
144A 5.00% 12/1/37 #	800,000	961,024
Norfolk Economic Development Authority Revenue, Virginia
(Sentara Healthcare)
Series B 5.00% 11/1/43	1,000,000	1,051,490
Orange County, New York Funding Corporation Assisted Living
Residence Revenue
6.50% 1/1/46	2,900,000	2,933,814
Palm Beach County, Florida Health Facilities Authority Revenue
(Sinai Residences Boca Raton Project)
Series A 7.50% 6/1/49	610,000	646,417

36

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority First
Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	3,285,000	$1,938,150
Series A 144A 6.75% 12/1/53 #, ‡	3,765,000	2,221,350
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	2,000,000	2,270,640
(University Of Pennsylvania Health System)
4.00% 8/15/49	5,000,000	5,815,050
Rochester, Minnesota
(The Homestead at Rochester)
Series A 6.875% 12/1/48	2,350,000	2,527,190
Seminole County, Florida Industrial Development Authority
Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	4,000,000	4,455,080
Tarrant County, Texas Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	1,100,000	1,268,861
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village)
Series A 6.25% 12/1/46	1,000,000	1,007,400
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	1,830,000	2,034,850
University of North Carolina at Chapel Hill
5.00% 2/1/46	500,000	591,040
Washington State Housing Finance Commission
(Heron’s Key Senior Living)
Series A 144A 7.00% 7/1/45 #	5,095,000	5,655,399
		136,904,964
Housing Revenue Bonds – 0.06%
Massachusetts Housing Finance Agency
Series A 5.25% 12/1/35 (FHA)	695,000	700,831
		700,831
Lease Revenue Bonds – 5.87%
Arizona Industrial Development Authority Revenue
(Lincoln South Beltway Project)
5.00% 2/1/30	150,000	197,576

37

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Concord City, California
(2021 Capital Improvement Project)
2.125% 4/1/41	520,000	$502,471
Kansas City, Missouri
(Downtown Streetcar Project)
Series A 5.00% 9/1/34	4,000,000	4,015,160
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 12/15/42	3,000,000	3,460,440
Series A 4.00% 12/15/47	9,520,000	10,864,890
Series A 4.00% 6/15/50 (BAM)	2,000,000	2,292,120
Series A 4.00% 6/15/52	3,000,000	3,411,840
Series A 5.00% 6/15/50 (BAM)	2,850,000	3,558,538
Series A 5.00% 6/15/57	1,620,000	1,923,637
Series B 2.345% 12/15/54 (BAM) ^	10,000,000	4,149,000
Minnesota Housing Finance Agency
(State Appropriation)
5.00% 8/1/31	250,000	250,995
New Jersey Transportation Trust Fund Authority
(Federal Highway Reimbursement Revenue)
Series A 5.00% 6/15/31	100,000	118,557
(Transportation Program)
Series AA 4.00% 6/15/50 (BAM)	12,055,000	14,256,725
Series AA 5.00% 6/15/24	5,000,000	5,186,350
New York City, New York Transitional Finance Authority Building
Aid Revenue
Series S-1 5.00% 7/15/37	5,000,000	5,205,750
New York State Thruway Authority Revenue
Series A-1 4.00% 3/15/52	2,000,000	2,351,300
Phoenix City, Arizona Civic Improvement
(Junior Lien Water System)
Series A 5.00% 7/1/45	5,000,000	6,578,400
		68,323,749
Local General Obligation Bonds – 5.21%
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,217,495
Series A 5.50% 1/1/49	1,000,000	1,239,980
Series A 6.00% 1/1/38	525,000	653,247
Chicago, Illinois Board of Education
5.00% 4/1/42	1,160,000	1,374,310
5.00% 4/1/46	1,185,000	1,397,079

38

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	$2,967,175
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	2,500,000	2,925,250
Series A 5.00% 9/1/25	8,000,000	9,502,320
Montgomery County, Pennsylvania
Series A 5.00% 1/1/37	2,490,000	3,300,047
New York City, New York
Fiscal 2021 Series C 5.00% 8/1/43	1,500,000	1,917,000
Series A-1 4.00% 8/1/40	5,670,000	6,812,221
Series E 5.00% 3/1/41	100,000	123,117
Series E-1 5.00% 3/1/44	5,000,000	6,122,700
Series F-1 5.00% 4/1/45	5,355,000	6,559,447
Subseries B-1 5.00% 12/1/37	4,500,000	5,476,365
Subseries B-1 5.00% 12/1/41	5,000,000	6,073,350
Subseries D-1 4.00% 12/1/42	1,700,000	1,982,166
Subseries D-1 5.00% 10/1/36	20,000	20,077
		60,663,346
Pre-Refunded/Escrowed to Maturity Bonds – 2.92%
Broward County, Florida Airport System Revenue
Series C 5.25% 10/1/30-23 §	5,000,000	5,523,950
Kent Hospital Finance Authority Revenue, Michigan
(Spectrum Health System)
Series A 5.00% 11/15/29-21 §	1,000,000	1,009,950
Massachusetts School Building Authority Revenue
Series C 5.00% 8/15/31-25 §	1,480,000	1,751,195
Michigan State Building Authority Revenue
(Facilities Program)
Series I-A 5.00% 10/15/29-21 §	1,000,000	1,005,860
New York City, New York
Subseries D-1 5.00% 10/1/36-21 §	2,500,000	2,509,875
Oklahoma State Turnpike Authority Revenue
(First Senior)
6.00% 1/1/22	13,535,000	13,795,955
Philadelphia, Pennsylvania Water & Wastewater Revenue
5.00% 11/1/28-22 §	1,000,000	1,056,250
Richmond, Virginia Public Utility Revenue
Series A 5.00% 1/15/38-23 §	500,000	533,375
Rockwall Independent School District, Texas
5.00% 2/15/46-25 (PSF) §	2,000,000	2,327,140

39

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/43-23 §	2,000,000	$2,296,060
University of Massachusetts Building Authority Revenue
Senior Series 2013-1 5.00% 11/1/39-22 §	1,000,000	1,056,860
Waterbury, Connecticut
Lot A 5.00% 12/1/32-23 §	1,000,000	1,108,760
		33,975,230
Resource Recovery Revenue Bond – 0.18%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	1,950,000	2,066,376
		2,066,376
Special Tax Revenue Bonds – 15.45%
Bullhead City, Arizona Excise Taxes Revenue
2.55% 7/1/46	7,000,000	7,033,040
2.70% 7/1/51	3,000,000	3,012,720
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	2,200,000	2,292,114
CPR Custodial Receipt
(Taxable)
Series 2021-1 144A 0.649% 1/1/45 #	12,000,000	11,100,000
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	9,622,598	9,045,242
Illinois State
First Series 6.00% 6/15/26 (NATL)	1,000,000	1,252,910
Massachusetts Bay Transportation Authority Sales Tax Revenue
4.00% 5/1/25	16,000,000	18,138,880
Massachusetts School Building Authority Revenue
Series C 5.00% 8/15/31	1,020,000	1,200,836
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified)
Series B-2 5.00% 11/15/36	2,000,000	2,412,780
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/28	2,695,000	2,786,657
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2014)
Series A-1 5.00% 11/1/42	10,000,000	10,952,900

40

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Building
Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/37	2,500,000	$3,149,350
New York State Dormitory Authority Revenue
Series A 5.00% 2/15/31	100,000	122,444
Series A 5.00% 3/15/39	4,000,000	4,870,280
Series A 5.00% 3/15/42	2,000,000	2,426,440
Series B 5.00% 3/15/34	5,000,000	5,128,950
New York State Urban Development Revenue
(General Purpose)
Series A 5.00% 3/15/37	3,000,000	3,774,300
Series E 4.00% 3/15/38	2,755,000	3,273,050
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	2,155,000	2,478,250
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,456,000	1,675,448
Series A-1 4.75% 7/1/53	18,458,000	21,123,335
Series A-1 4.91% 7/1/51 ^	15,600,000	3,790,956
Series A-1 5.00% 7/1/58	21,607,000	25,017,665
Series A-1 5.433% 7/1/46 ^	23,920,000	7,992,390
Series A-2 4.329% 7/1/40	7,194,000	8,177,995
Series A-2 4.329% 7/1/40	4,289,000	4,875,650
Series A-2 4.784% 7/1/58	7,930,000	9,075,013
Sales Tax Securitization, Illinois
Series A 5.00% 1/1/40	150,000	181,743
Wyandotte County, Kansas City, Kansas Unified Government
Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	3,310,000	3,376,365
		179,737,703
State General Obligation Bonds – 15.04%
California State
4.00% 10/1/36	3,000,000	3,674,040
5.00% 9/1/32	2,415,000	3,319,756
(Various Purpose)
4.00% 3/1/36	5,000,000	6,092,650
5.00% 8/1/27	2,500,000	3,053,500
5.00% 3/1/30	5,000,000	5,805,950
5.00% 4/1/32	1,450,000	2,021,111

41

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purpose)
5.00% 4/1/37	5,000,000	$5,366,250
5.00% 10/1/47	2,145,000	2,546,051
Commonwealth of Massachusetts
Series A 5.50% 8/1/30 (AMBAC)	1,000,000	1,390,130
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,905,000	1,793,081
Series A 5.00% 7/1/41 ‡	4,360,000	3,744,150
Series A 5.125% 7/1/37 ‡	13,810,000	12,118,275
Series A 5.25% 7/1/22 ‡	1,820,000	1,717,625
Series A 5.25% 7/1/27 ‡	50,000	47,188
Series A 5.25% 7/1/30 ‡	6,000,000	5,662,500
Series A 5.25% 7/1/31 ‡	1,270,000	1,211,263
Series A 5.25% 7/1/34 ‡	1,565,000	1,484,794
Series A 5.375% 7/1/33 ‡	880,000	825,000
Series A 5.50% 7/1/39 ‡	2,835,000	2,551,500
Series A 5.75% 7/1/28 ‡	1,945,000	1,755,362
Series A 6.00% 7/1/38 ‡	545,000	519,113
Series A 8.00% 7/1/35 ‡	8,485,000	7,222,856
Series B 5.00% 7/1/35 ‡	1,295,000	1,220,537
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,863,426
Series E 5.00% 9/15/35	2,500,000	3,163,975
Series E 5.00% 9/15/37	2,250,000	2,844,608
Florida State
(Department Of Transportation Right-of-Way Acquisition and
Bridge Construction)
Series A 4.00% 7/1/33	2,500,000	3,010,025
Series A 4.00% 7/1/34	3,660,000	4,394,342
Georgia State
Series A 5.00% 7/1/33	9,745,000	13,350,553
Illinois State
5.00% 5/1/36	480,000	528,600
5.00% 11/1/36	1,780,000	2,070,781
5.00% 2/1/39	2,030,000	2,221,632
5.25% 2/1/30	3,490,000	3,874,737
5.25% 2/1/32	1,180,000	1,305,576
5.25% 2/1/33	740,000	817,811
5.50% 5/1/39	5,000,000	6,444,000

42

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
Series A 4.00% 12/1/33	1,010,000	$1,141,310
Series A 5.00% 4/1/38	885,000	934,932
Series D 5.00% 11/1/27	3,500,000	4,311,860
(Rebuild Illinois Program)
Series B 4.00% 11/1/39	10,700,000	12,275,682
Maryland State
Series A 5.00% 3/15/26	5,000,000	6,041,300
Series A 5.00% 3/15/28	3,000,000	3,841,830
Texas State
(Transportation Commission Mobility)
Series A 5.00% 10/1/33	1,755,000	2,187,607
Washington State
Series A 5.00% 8/1/35	10,890,000	14,348,555
Series C 5.00% 2/1/36	6,060,000	7,853,881
		174,969,705
Transportation Revenue Bonds – 15.95%
Broward County, Florida Airport System Revenue
Series A 4.00% 10/1/49 (AMT)	5,000,000	5,766,200
Series A 5.00% 10/1/33 (AMT)	100,000	128,171
Central Florida Expressway Authority Senior Lien Revenue
Series A 5.00% 7/1/33	100,000	128,643
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	2,025,000	2,232,725
Chicago, Illinois O’Hare International Airport
Series A 5.00% 1/1/37 (AMT)	1,690,000	2,099,369
Series A 5.00% 1/1/38 (AMT)	600,000	743,784
Series B 5.00% 1/1/33	2,345,000	2,689,785
Series D 5.25% 1/1/42	2,000,000	2,425,320
Chicago, Illinois Transit Authority Revenue
Series A 4.00% 12/1/50	2,000,000	2,312,160
Series A 5.00% 12/1/45	2,000,000	2,492,060
Dallas, Texas Fort Worth International Airport Revenue
Series F 5.25% 11/1/30	5,000,000	5,533,050
Denver City & County, Colorado Airport System Revenue
Series A 5.00% 12/1/43 (AMT)	6,000,000	7,360,380
Georgia State Road & Tollway Authority Revenue
(Managed Lane System)
Series A 4.00% 7/15/46	5,000,000	6,063,350
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,750,000	4,710,075

43

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Love Field Airport Modernization, Texas General Airport Revenue
Bonds
5.00% 11/1/35 (AMT)	1,000,000	$1,201,590
5.00% 11/1/36 (AMT)	1,000,000	1,200,930
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/37 (AMT)	4,000,000	5,011,080
Series A 5.00% 7/1/39 (AMT)	2,945,000	3,672,827
Series A 5.00% 7/1/40 (AMT)	1,825,000	2,271,596
Metropolitan Nashville, Tennessee Airport Authority
Series A 5.00% 7/1/45	5,020,000	5,831,383
Metropolitan Transportation Authority Revenue, New York
Series D 5.00% 11/15/33	1,485,000	1,828,763
(Green Bonds)
Series A-1 5.00% 11/15/47	2,000,000	2,465,160
Series C-1 5.25% 11/15/55	750,000	931,567
Metropolitan Washington, D.C. Airports Authority Dulles Toll
Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/49	4,280,000	4,928,976
Montgomery County, Texas Toll Road Authority Revenue
(Senior Lien)
5.00% 9/15/37	1,750,000	1,986,915
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,655,350
Series E 5.00% 1/1/45	6,000,000	6,862,860
New York Transportation Development Corporation Special
Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project)
4.375% 10/1/45 (AMT)	12,800,000	15,208,320
North Carolina Turnpike Authority Revenue
5.00% 1/1/36 (AGM)	3,000,000	3,774,180
North Texas Tollway Authority Revenue
(1st Tier) Series B 5.00% 1/1/40	2,000,000	2,123,320
(2nd Tier) Series A 5.00% 1/1/34	5,000,000	5,724,400
Series A 4.00% 1/1/38	225,000	244,584
Series A 5.00% 1/1/43	7,000,000	8,618,890
Ohio Turnpike & Infrastructure Commission
(Infrastructure Projects)
Series A-1 5.00% 2/15/28	300,000	320,676
Pennsylvania Turnpike Commission Revenue
Series A-2 5.00% 12/1/43	2,000,000	2,488,980

44

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Series C 5.00% 12/1/44	1,000,000	$1,134,850
Philadelphia City, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	4,090,000	4,794,625
Phoenix City, Arizona Civic Improvement Airport Revenue
Series B 5.00% 7/1/49 (AMT)	5,000,000	6,175,300
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/40	2,670,000	3,543,143
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	4,000,000	4,935,480
Series B 5.00% 7/1/42	3,450,000	4,201,720
San Francisco, California City International Airport Commission
Series A 5.00% 5/1/44 (AMT)	5,000,000	6,182,650
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	450,000	540,855
Series B 5.00% 1/1/42 (AMT)	1,450,000	1,733,823
Series B 5.00% 1/1/48 (AMT)	6,035,000	7,167,709
Texas Private Activity Bond Surface Transportation Corporate
Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3A and 3B
Facility)
6.75% 6/30/43 (AMT)	2,490,000	2,801,001
7.00% 12/31/38 (AMT)	1,830,000	2,068,833
(NTE Mobility Partners Segments 3 LLC Segment 3C Project)
5.00% 6/30/58 (AMT)	5,000,000	6,077,700
Triborough Bridge & Tunnel Authority Revenue,
New York
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/49	85,000	109,372
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project)
5.00% 12/31/56 (AMT)	1,220,000	1,462,475
Washington, Metropolitan Area Transit Authority Revenue,
Columbia
5.00% 7/1/43	1,000,000	1,209,240
Wayne County, Michigan Airport Authority
(Detroit Metropolitan Wayne County Airport)
Series A 5.00% 12/1/42	2,500,000	2,643,325
Series D 5.00% 12/1/45 (AGM)	750,000	882,563

45

Schedules of investments
Delaware Tax-Free USA Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Westchester County, New York Industrial Development Agency
(Million Air Two LLC General Aviation Facilities Project)
Series A 144A 7.00% 6/1/46 (AMT) #	775,000	$834,536
		185,536,619
Water & Sewer Revenue Bonds – 2.23%
Carefree Utilities Community Facilities District, Arizona
4.00% 7/1/41	1,350,000	1,603,017
4.00% 7/1/46	1,350,000	1,581,269
Collier County Water-Sewer District, Florida
4.00% 7/1/42	9,660,000	11,772,932
Decatur City, Alabama Water & Sewer Revenue
Series A 4.00% 8/15/50	5,365,000	6,329,305
Guam Government Waterworks Authority
Series A 5.00% 1/1/50	2,000,000	2,452,120
Mississippi Development Bank
(Jackson Water and Sewer System Revenue Bond Project)
6.75% 12/1/30 (AGM)	1,000,000	1,129,160
Toledo, Ohio Water System Revenue
5.00% 11/15/38	1,000,000	1,074,540
		25,942,343
Total Municipal Bonds (cost $1,043,340,171)		1,151,598,088

Short-Term Investments – 2.26%
Variable Rate Demand Notes – 2.26%¤
Arizona Industrial Development Authority Revenue
(Phoenix Children’s Hospital) Series A 0.01% 2/1/48
(LOC – JPMorgan Chase Bank N.A.)	300,000	300,000
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series C 0.01% 3/1/48
(LOC – US Bank N.A.)	425,000	425,000
Los Angeles Department of Water & Power Revenue
Series A 0.01% 7/1/45
(SPA - TD Bank N.A.)	2,750,000	2,750,000
(Power System) Subordinate Series A-1 0.01% 7/1/50	4,100,000	4,100,000
Mississippi Business Finance Corporation Gulf Opportunity Zone
Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series A 0.01% 12/1/30	2,690,000	2,690,000
Series B 0.01% 12/1/30	2,410,000	2,410,000
Series C 0.01% 12/1/30	3,310,000	3,310,000

46

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Mississippi Business Finance Corporation Gulf Opportunity Zone
Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series F 0.01% 12/1/30	3,250,000	$3,250,000
Series G 0.01% 11/1/35	4,040,000	4,040,000
Series G 0.01% 11/1/35	300,000	300,000
Series K 0.01% 11/1/35	1,965,000	1,965,000
Series L 0.01% 11/1/35	400,000	400,000
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 0.01% 8/1/34
(LOC - TD Bank N.A.)	300,000	300,000
Total Short-Term Investments (cost $26,240,000)		26,240,000
Total Value of Securities–101.25%
(cost $1,069,580,171)		$1,177,838,088

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $83,126,534, which represents 7.15% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”

47

Schedules of investments
Delaware Tax-Free USA Fund

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2021.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

48

Schedules of investments
Delaware Tax-Free USA Intermediate Fund	August 31, 2021

	Principal
	amount°	Value (US $)
Municipal Bonds – 102.76%
Corporate Revenue Bonds – 12.03%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 7.75% 7/1/50 #	5,520,000	$6,653,587
Black Belt Energy Gas District, Alabama
(Project No. 4)
Series A 4.00% 6/1/25	1,655,000	1,875,330
Buckeye, Ohio Tobacco Settlement Financing Authority
Series A-2 5.00% 6/1/32	1,270,000	1,647,558
Series A-2 5.00% 6/1/33	850,000	1,097,843
(Senior)
Series A-2 3.00% 6/1/48	2,425,000	2,519,672
Series A-2 4.00% 6/1/48	5,310,000	6,103,049
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	875,000	568,750
Central Plains Energy Project Nebraska
(Project No. 3)
Series A 5.00% 9/1/42	250,000	370,540
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
2.70% 12/1/37 (AMT) ●	2,700,000	2,818,800
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment)
5.00% 6/1/27	2,000,000	2,475,100
Denver City & County, Colorado Special Facilities Airport
Revenue
(United Airlines Project)
5.00% 10/1/32 (AMT)	1,190,000	1,267,088
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed)
Series A 144A 1.495% 6/1/60 #, ^	36,000,000	1,963,080
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	5,975,891
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, ●	1,710,000	1,770,671
George L Smith II Georgia World Congress Center Authority
Series A 4.00% 1/1/54	2,210,000	2,521,721
49

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Bonds)
Series A-1 5.00% 6/1/26	850,000	$1,023,927
Series A-1 5.00% 6/1/34	100,000	123,679
Series A-1 5.25% 6/1/47	750,000	776,692
(Capital Appreciation-Asset-Backed)
Series B 1.05% 6/1/47 ^	11,840,000	2,681,050
Houston, Texas Airport System Revenue
(United Airlines)
5.00% 7/1/29 (AMT)	3,010,000	3,302,361
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 1.33% 6/1/57 #, ^	62,600,000	4,313,140
Series F 144A 0.396% 6/1/57 #, ^	74,090,000	4,378,719
Jefferson County, Texas Industrial Development
(TRP Crude Marketing LLC Project)
144A 7.75% 4/1/39 #	925,000	965,737
Kentucky Public Energy Authority
(Gas Supply Revenue Bonds)
Series C-1 4.00% 12/1/49 ●	5,000,000	5,618,450
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	6,583,826
Michigan Finance Authority
Series A Class 1 4.00% 6/1/49	2,000,000	2,330,600
Monroe County, Michigan Economic Development
(The Detroit Edison Company Project)
Series AA 6.95% 9/1/22 (NATL)	4,500,000	4,799,700
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	3,485,000	5,728,957
New Jersey Economic Development Authority Special Facilities
Revenue
(Continental Airlines Project)
Series B 5.625% 11/15/30 (AMT)	1,890,000	2,110,147
New Jersey Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	4,455,000	5,297,485
New York Liberty Development Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	3,405,000	4,895,607

50

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Transportation Development Special Facilities
Revenue
(Delta Airlines, Inc.-LaGuardia Airport Terminals C&D
Redevelopment Project)
5.00% 1/1/34 (AMT)	7,210,000	$8,742,990
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	3,000,000	4,685,280
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.00% 12/1/32	3,850,000	5,161,733
5.00% 12/1/37	4,000,000	5,658,720
5.25% 12/1/24	3,050,000	3,496,825
South Carolina Jobs - Economic Development Authority
Educational Facilities Revenue
(AAC East LLC Project - Green Bonds)
Series A 144A 7.00% 5/1/39 (AMT) #	900,000	883,800
(Jasper Pellets, LLC Project - Green Bonds)
Series A 144A 7.00% 11/1/38 (AMT) #	1,250,000	1,119,075
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation Project)
Series B-2 2.125% 6/1/37 ●	2,250,000	2,342,273
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien)
Series C 0.511% 6/1/46 ^	9,040,000	1,902,107
(Capital Appreciation-3rd Subordinate Lien)
Series D 0.288% 6/1/46 ^	1,490,000	265,160
TSASC, New York
Series A 5.00% 6/1/30	475,000	577,268
Series A 5.00% 6/1/31	475,000	575,529
Series A 5.00% 6/1/41	1,000,000	1,173,940
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed)
Series B 5.20% 6/1/46 ●	1,250,000	1,250,987
Series C 2.388% 6/1/47 ^	52,780,000	12,955,379
Series D 2.161% 6/1/47 ^	6,955,000	1,583,793
		146,933,616
Education Revenue Bonds – 6.27%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,420,000	1,755,745
144A 6.00% 7/1/47 #	1,385,000	1,685,005
(Empower College Prep Project)
144A 6.00% 7/1/49 #	875,000	969,517

51

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Macombs Facility Project)
Series A 4.00% 7/1/61	2,000,000	$2,263,620
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	875,000	952,586
Bucks County, Pennsylvania Industrial Development Authority
Revenue
(School Lane Charter School Project)
5.125% 3/15/36	2,000,000	2,270,080
California Municipal Finance Authority
Series A 144A 5.50% 6/1/53 #	1,000,000	1,121,550
(Creative Center of Los Altos Project - Pinewood School &
Oakwood School)
Series B 144A 4.50% 11/1/46 #	500,000	522,210
California School Finance Authority
(View Park Elementary & Middle Schools)
Series A 4.75% 10/1/24	270,000	286,459
Series A 5.875% 10/1/44	300,000	332,847
California State University
(Systemwide)
Series A 5.00% 11/1/31	2,000,000	2,479,540
California Statewide Communities Development Authority
Revenue
(California Baptist University)
Series A 6.125% 11/1/33	2,215,000	2,460,400
(Green Dot Public Schools - Animo Inglewood Charter High
School Project)
Series A 7.25% 8/1/41	500,000	502,350
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	367,791
Series A 5.00% 8/1/55	800,000	961,704
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/43 #	2,000,000	2,371,160
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,465,358
4.00% 7/1/44	740,000	840,129
Fulton County, Georgia Development Authority Revenue
(Georgia Institute of Technology)
5.00% 6/15/44	3,100,000	3,887,865

52

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Anser Of Idaho, Inc. Project)
Series A 4.00% 5/1/28	230,000	$269,698
Series A 4.00% 5/1/30	250,000	299,868
(Sage International School of Boise Project)
Series A 4.00% 5/1/29	205,000	244,368
Series A 4.00% 5/1/30	160,000	192,925
Series A 4.00% 5/1/35	450,000	533,380
Series A 4.00% 5/1/40	1,330,000	1,557,350
Series A 4.00% 5/1/50	1,500,000	1,728,195
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	464,200
Series A 5.00% 2/15/27	200,000	237,670
Series A 5.00% 2/15/29	400,000	475,924
Series A 5.00% 2/15/31	365,000	430,649
Maricopa County, Arizona Industrial Development Authority
Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	293,025
Series A 144A 5.00% 7/1/50 #	175,000	202,029
(Highland Prep Project)
Series A 4.00% 7/1/29	315,000	381,197
Series A 4.00% 7/1/30	330,000	403,781
Series A 4.00% 7/1/31	345,000	427,465
Series A 4.00% 7/1/32	360,000	443,207
Series A 4.00% 7/1/33	375,000	458,381
Series A 4.00% 7/1/34	390,000	474,497
Series A 4.00% 7/1/35	405,000	491,216
Series A 4.00% 7/1/36	425,000	512,805
Series A 4.00% 7/1/37	440,000	527,807
Series A 4.00% 7/1/38	460,000	549,369
Series A 4.00% 7/1/39	480,000	571,618
Series A 4.00% 7/1/40	500,000	593,010
Series A 4.00% 7/1/41	520,000	613,371
Series A 4.00% 7/1/46	740,000	860,332
Massachusetts Development Finance Agency Revenue
(Harvard University)
Series A 5.00% 7/15/40	5,000,000	7,333,150
Massachusetts School Building Authority
Series C 5.00% 8/15/37	2,500,000	2,933,525

53

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	$598,458
Series A 5.00% 4/1/31	1,090,000	1,253,162
New York State Dormitory Authority Revenue
(New York University)
Series A 5.75% 7/1/27 (NATL)	8,800,000	10,394,736
(Touro College & University System)
Series A 5.25% 1/1/34	1,335,000	1,476,724
Newark, Texas Higher Education Finance
(Village Tech Schools)
Series A 5.125% 8/15/47	1,250,000	1,262,513
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	550,735
Series A 144A 5.00% 6/15/49 #	500,000	545,475
Phoenix, Arizona Industrial Development Authority Housing
Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State
University Project)
Series A 5.00% 7/1/30	350,000	429,495
Series A 5.00% 7/1/32	235,000	285,650
Pima County, Arizona Industrial Development Authority
Education Revenue
(Facility American Leadership Academy Project)
144A 5.00% 6/15/47 #	745,000	756,279
South Carolina Jobs - Economic Development Authority
Educational Facilities Revenue
(High Point Academy Project)
Series A 144A 5.75% 6/15/39 #	1,345,000	1,575,398
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,206,457
University of Washington
Series A 4.00% 4/1/35	1,000,000	1,244,540
		76,579,550
Electric Revenue Bonds – 5.07%
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,154,530
Long Island, New York Power Authority
5.00% 9/1/33	250,000	309,382
5.00% 9/1/35	1,000,000	1,240,850
Series A 5.00% 9/1/34	500,000	661,795

54

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project)
Series A 5.00% 1/1/39	6,250,000	$7,680,625
New York State Utility Debt Securitization Authority
(Restructuring Bonds)
5.00% 12/15/33	1,500,000	1,785,375
Piedmont Municipal Power Agency, South Carolina
Series D 5.75% 1/1/34 (AGC)	5,000,000	5,020,550
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	1,495,300
Series TT 5.00% 7/1/32 ‡	1,555,000	1,523,900
Series WW 5.25% 7/1/33 ‡	1,015,000	998,506
Series WW 5.50% 7/1/17 ‡	2,200,000	2,136,750
Series WW 5.50% 7/1/19 ‡	1,710,000	1,665,113
Series XX 5.25% 7/1/40 ‡	4,630,000	4,554,762
Series ZZ 5.00% 7/1/19 ‡	2,990,000	2,896,563
Salt River, Arizona Project Agricultural Improvement & Power
District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,648,640
Series A 5.00% 1/1/38	5,000,000	6,035,250
(Salt River Project Electric System)
5.00% 1/1/30	5,000,000	6,294,950
Utility Debt Securitization Authority, New York
(Restructuring Bonds)
5.00% 12/15/37	10,000,000	11,837,000
		61,939,841
Healthcare Revenue Bonds – 8.91%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project)
Series B 5.25% 1/1/37	915,000	804,944
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/30	5,000,000	5,715,000
California Health Facilities Financing Authority
(Children’s Hospital of Orange County)
Series A 2.125% 11/1/41	5,000,000	4,890,650
Series A 3.00% 11/1/39	2,750,000	3,059,100
(Kaiser Permanente)
Series A-1 5.00% 11/1/27	4,100,000	5,201,711

55

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority Senior Living
Revenue
(Lucile Salter Packard Children’s Hospital At Stanford)
Series A 5.00% 5/15/23	25,000	$26,114
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/41 #	1,685,000	1,898,085
Series A 5.25% 12/1/34	2,790,000	3,171,560
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center)
Series A 7.00% 4/1/35	1,630,000	912,996
Colorado Health Facilities Authority Revenue
(CommonSpirit Health)
Series A 4.00% 8/1/37	500,000	586,095
Series A 4.00% 8/1/38	1,500,000	1,753,080
Series A-2 5.00% 8/1/37	1,105,000	1,392,742
County of Hamilton, Ohio Hospital Facilities Revenue
(Cincinnati Children’s Hospital Medical Center)
Series CC 5.00% 11/15/49	7,510,000	11,780,787
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.00% 1/1/45	1,000,000	1,105,570
Cuyahoga County, Ohio
(The Metrohealth System)
5.00% 2/15/37	1,000,000	1,186,720
Escambia County, Health Facilities Authority Revenue
(Baptist Health Care Corporation Obligated Group)
Series A 4.00% 8/15/50	2,605,000	2,960,035
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.25% 11/15/46	875,000	900,988
(Royal Oaks Life Care Community)
4.00% 5/15/28	1,000,000	1,083,760
4.00% 5/15/30	1,385,000	1,493,695
4.00% 5/15/31	500,000	537,990
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	975,000	1,040,032
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.50% 5/15/54	875,000	930,895

56

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Iowa Finance Authority Senior Housing Revenue Bonds
(PHS Council Bluffs, Inc. Project)
5.00% 8/1/33	500,000	$525,110
Kalispell, Montana
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/32	435,000	483,820
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	510,189
5.00% 7/1/32	440,000	508,618
(St. Anne’s Retirement Community, Incorporated Project)
5.00% 4/1/27	1,425,000	1,452,103
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,934,079
Maricopa County, Arizona Industrial Development Authority
Revenue
(Banner Health Obligation Group)
Series A 5.00% 1/1/32	3,000,000	3,653,610
(Christian Care Surprise, Inc. Project)
144A 5.75% 1/1/36 #	1,540,000	1,616,553
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated)
Series A 5.50% 1/1/36	2,000,000	2,430,300
Massachusetts Development Finance Agency Revenue
Series A-2 4.00% 7/1/41	875,000	1,032,133
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/35	1,500,000	1,885,380
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	1,061,860
Series D 4.00% 12/1/38	1,450,000	1,723,151
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Albert Einstein Healthcare)
Series A 5.25% 1/15/45	2,500,000	2,812,225
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
5.625% 7/1/30	2,440,000	2,649,767

57

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
National Finance Authority Revenue, New Hampshire
(Springpoint Senior Living Project)
4.00% 1/1/51	1,330,000	$1,457,042
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,000,000	1,062,950
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,212,800
144A 5.00% 12/1/32 #	1,100,000	1,332,441
144A 5.00% 12/1/33 #	1,000,000	1,209,700
Northampton County, Philadelphia, Pennsylvania Industrial
Development Authority Revenue
(MorningStar Senior Living Project)
5.00% 7/1/32	1,275,000	1,304,822
5.00% 11/1/44	1,000,000	1,146,760
Oklahoma Development Finance Authority Health System
Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,790,000	2,200,340
Pennsylvania Economic Development Financing Authority First
Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	590,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	516,250
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	2,000,000	2,165,580
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary’s Woods at Marylhurst Project)
144A 5.00% 5/15/29 #	500,000	552,670
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	5,952,498
Series B-1 4.25% 11/15/26	3,000,000	3,034,980
Tempe, Arizona Industrial Development Authority
(Mirabella at ASU Project)
Series A 144A 6.00% 10/1/37 #	1,200,000	1,348,308
Virginia Small Business Financing Authority
(Lifespire of Virginia)
4.00% 12/1/36	1,210,000	1,386,962
4.00% 12/1/41	2,500,000	2,841,050

58

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington State Housing Finance Commission
(Heron’s Key Senior Living)
Series A 144A 7.00% 7/1/45 #	800,000	$887,992
Wisconsin Health & Educational Facilities Authority Revenue
(St. Camillus Health System)
Series A 5.00% 11/1/39	815,000	891,064
		108,805,656
Lease Revenue Bonds – 6.33%
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project)
5.125% 11/1/23	220,000	232,073
5.625% 11/1/33	1,000,000	1,093,990
Hudson Yards New York Infrastructure Revenue
Series A 4.00% 2/15/44	2,875,000	3,223,450
Los Angeles County, California
(Disney Concert Hall Parking)
5.00% 3/1/23	2,395,000	2,561,692
Maryland Stadium Authority
(Baltimore City Public Schools Construction)
Series A 5.00% 5/1/50	5,000,000	7,424,150
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 12/15/42	13,500,000	15,571,980
Series B 2.65% 12/15/54 (BAM) ^	8,000,000	3,319,200
Series B 2.88% 12/15/54 ^	16,500,000	6,347,880
New Jersey State Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	1,164,750
Series A 4.00% 11/1/39	1,000,000	1,160,960
New Jersey State Transportation Trust Fund Authority
Series AA 4.00% 6/15/45	5,000,000	5,812,250
(Highway Reimbursement)
Series A 5.00% 6/15/30	2,415,000	2,872,063
(Transportation System Bonds)
Series A 5.00% 12/15/25	5,000,000	5,948,050
New York City, New York Transitional Finance Authority Building
Aid Revenue
Series S-1 5.00% 7/15/31	5,000,000	5,777,350

59

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
Series 1 5.00% 1/15/28	750,000	$941,850
Series 1 5.00% 1/15/29	3,100,000	3,902,466
New York State Thruway Authority Revenue
Series A-1 4.00% 3/15/52	8,500,000	9,993,025
		77,347,179
Local General Obligation Bonds – 4.67%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,136,545
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	702,573
Series A 5.50% 1/1/35	1,980,000	2,514,976
Series C 5.00% 1/1/26	1,280,000	1,508,608
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	985,941
5.00% 4/1/36	320,000	381,834
(Dedicated Revenues)
Series A 5.00% 12/1/40	2,000,000	2,539,120
Series A 5.00% 12/1/41	1,225,000	1,237,777
Series C 5.00% 12/1/34	2,160,000	2,627,877
Series D 5.00% 12/1/31	2,160,000	2,643,278
City & County of San Francisco, California
Series D-1 4.00% 6/15/39	1,330,000	1,576,210
Series D-1 4.00% 6/15/40	1,385,000	1,631,571
Series D-1 4.00% 6/15/41	1,440,000	1,692,691
New York City, New York
Fiscal 2021 Series C 5.00% 8/1/33	2,000,000	2,625,620
Fiscal 2021 Series C 5.00% 8/1/43	3,500,000	4,473,000
Series D-1 5.00% 10/1/30	2,260,000	2,268,724
Series E 5.00% 8/1/23	3,685,000	4,028,663
Series F-1 5.00% 6/1/34	5,000,000	5,835,100
Subseries D-1 4.00% 12/1/42	4,300,000	5,013,714
San Francisco, California Bay Area Rapid Transit District
(Election 2004)
Series D 5.00% 8/1/31	4,000,000	4,704,600
Wake County, North Carolina
Series A 5.00% 3/1/27	3,200,000	3,986,816
		57,115,238

60

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 5.20%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	$5,861,600
California State
(Various Purpose)
5.25% 9/1/28-21 §	2,265,000	2,265,000
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	17,303
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	3,100,867
Denton Independent School District, Texas
(School Building)
Series A 5.00% 8/15/40-25 (PSF) §	4,000,000	4,732,960
East Hempfield Township, Pennsylvania Industrial Development
Authority
(Student Services - Student Housing Project at Millersville
University)
5.00% 7/1/39-24 §	875,000	991,620
5.00% 7/1/46-24 §	1,425,000	1,614,924
Fort Worth, Texas Independent School District
(School Building)
5.00% 2/15/27-24 (PSF) §	2,000,000	2,237,380
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced)
Series A 5.00% 6/1/35-25 §	3,000,000	3,533,580
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	5,195,000	5,893,675
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/30-22 §	5,000,000	5,203,300
Series A 5.00% 1/1/43-22 §	1,860,000	1,935,627
New York City, New York
Series D-1 5.00% 10/1/30-21 §	1,740,000	1,746,873
Pennsylvania State Turnpike Commission Revenue
Series C 5.00% 12/1/43-23 §	4,555,000	5,050,402
Philadelphia, Pennsylvania Water & Waste Water Revenue
5.00% 11/1/28-22 §	5,000,000	5,281,250
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio)
144A 5.00% 10/1/23-22 (AMT) #, §	1,135,000	1,175,247
Sacramento, California Water Revenue
5.00% 9/1/26-23 §	3,160,000	3,467,500

61

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Southwestern Illinois Development Authority
(Memorial Group)
7.125% 11/1/30-23 §	2,190,000	$2,514,186
Texas State
(Transportation Commission Highway Improvement)
5.00% 4/1/29-24 §	3,000,000	3,374,580
Virginia Commonwealth Transportation Board
(Gans-Garvee)
5.00% 3/15/24-23 §	3,250,000	3,492,775
		63,490,649
Special Tax Revenue Bonds – 18.94%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
(City Center Project)
144A 5.375% 5/1/42 #	2,900,000	3,434,151
(Forward Delivery)
5.00% 5/1/24	170,000	185,917
5.00% 5/1/25	500,000	564,885
5.00% 5/1/26	500,000	580,265
5.00% 5/1/27	550,000	653,367
5.00% 5/1/29	600,000	741,264
5.00% 5/1/31	670,000	853,908
5.00% 5/1/33	765,000	984,524
5.00% 5/1/34	750,000	961,523
Bullhead City, Arizona Excise Taxes Revenue
2.30% 7/1/41	2,000,000	1,999,780
2.55% 7/1/46	7,000,000	7,033,040
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program)
Series A 5.00% 1/15/40	5,000,000	5,696,000
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	290,000	309,955
5.00% 5/1/34	830,000	875,426
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	4,318,582
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,425,438
Series A 5.25% 1/1/23	5,375,000	5,384,567
Denver, Colorado Convention Center Hotel Authority
5.00% 12/1/26	2,500,000	3,023,800
5.00% 12/1/29	600,000	713,328

62

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver, Colorado Convention Center Hotel Authority
5.00% 12/1/31	900,000	$1,061,280
5.00% 12/1/32	1,800,000	2,117,178
5.00% 12/1/34	1,500,000	1,753,875
5.00% 12/1/35	1,200,000	1,401,288
5.00% 12/1/36	900,000	1,049,067
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority
Special Tax Revenue
5.00% 7/15/26	2,330,000	2,425,250
GDB Debt Recovery Authority, Guam
(Taxable)
7.50% 8/20/40	11,433,840	10,747,810
Harris County-Houston, Texas Sports Authority
(Senior Lien)
Series A 5.00% 11/15/30	1,805,000	2,017,954
Illinois State, Sales Tax Revenue
(Junior Obligation)
Series A 4.00% 6/15/29	2,250,000	2,742,075
Series A 4.00% 6/15/30	10,000,000	12,374,700
Series A 4.00% 6/15/31	10,000,000	12,555,500
Kansas City, Missouri Land Clearance Redevelopment Authority
Revenue
(Convention Center Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/40 #	200,000	218,294
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,921,933
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified)
Series B-2 5.00% 11/15/36	5,000,000	6,031,950
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,811,023
5.00% 6/15/23	1,250,000	1,293,500
New York City, New York Transitional Finance Authority Building
Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/28	4,400,000	5,657,036
New York City, New York Transitional Finance Authority Future
Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,165,539
Subseries B-1 5.00% 8/1/42	5,000,000	5,630,200
Subseries C 5.00% 11/1/27	4,150,000	4,671,530
Subseries D-1 5.00% 11/1/38	7,500,000	7,560,300

63

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Future
Tax Secured
Subseries E-1 5.00% 2/1/26	4,020,000	$4,101,244
Subseries E-1 5.00% 2/1/35	5,000,000	6,082,100
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/31	1,000,000	1,157,060
(General Purpose)
Series B 5.00% 3/15/35	5,000,000	5,128,650
Series D 5.00% 2/15/37	5,000,000	5,108,450
New York State Urban Development Revenue
(General Purpose)
Series B 5.00% 3/15/35	5,000,000	5,869,850
Series C 5.00% 3/15/33	3,000,000	3,985,920
Series E 4.00% 3/15/38	8,000,000	9,504,320
Series E 5.00% 3/15/33	2,000,000	2,622,660
Orange County, California Local Transportation Authority
5.00% 2/15/39	4,000,000	5,075,400
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	1,010,000	1,161,500
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	6,015,000	6,921,581
Series A-1 4.75% 7/1/53	7,890,000	9,029,316
Series A-1 5.00% 7/1/58	3,820,000	4,422,987
Series A-2 4.329% 7/1/40	18,625,000	21,172,528
Series A-2 4.329% 7/1/40	5,636,000	6,406,892
Series A-2 4.784% 7/1/58	1,460,000	1,670,809
Richmond Heights, Missouri Tax Increment & Transaction Sales
Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	715,000	715,701
Wyandotte County, Kansas City, Kansas Unified Government
Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	1,220,000	1,240,301
		231,324,271
State General Obligation Bonds – 16.58%
California State
(School Facilities)
5.00% 11/1/30	5,000,000	5,511,850

64

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purpose)
4.00% 3/1/36	1,000,000	$1,218,530
5.00% 8/1/26	3,120,000	3,817,570
5.00% 10/1/26	2,500,000	3,074,825
5.00% 8/1/28	3,000,000	3,874,200
5.00% 9/1/30	1,715,000	2,087,807
5.00% 4/1/32	1,410,000	1,965,357
5.00% 9/1/32	4,100,000	4,982,238
5.00% 8/1/33	5,000,000	5,770,050
5.00% 9/1/35	8,000,000	9,690,720
5.25% 9/1/28	5,485,000	5,494,379
5.25% 9/1/30	5,000,000	5,499,550
Series C 5.00% 9/1/30	5,985,000	7,072,235
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	9,594,750
Series A 5.00% 7/1/37	5,000,000	5,830,150
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	3,060,800
5.00% 7/15/28	3,870,000	4,971,209
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,070,000	1,007,137
Series A 5.00% 7/1/31 ‡	1,100,000	1,023,000
Series A 5.00% 7/1/34 ‡	2,900,000	2,729,625
Series A 5.125% 7/1/37 ‡	9,840,000	8,634,600
Series A 5.25% 7/1/27 ‡	3,410,000	3,218,187
Series A 5.25% 7/1/34 ‡	970,000	920,288
Series A 5.50% 7/1/39 ‡	5,550,000	4,995,000
Series A 8.00% 7/1/35 ‡	6,995,000	5,954,494
Series B 5.00% 7/1/35 ‡	730,000	688,025
Series C 5.75% 7/1/36 ‡	1,215,000	1,057,050
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,514,033
District of Columbia Revenue
Series C 5.00% 6/1/34	5,000,000	5,616,350
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,579,853
Illinois State
5.00% 1/1/28	1,630,000	1,903,058
5.00% 3/1/36	960,000	981,859

65

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.00% 11/1/36	1,965,000	$2,286,002
5.25% 2/1/30	2,410,000	2,675,678
5.25% 2/1/32	1,015,000	1,123,016
5.25% 2/1/33	480,000	530,472
5.50% 5/1/39	2,500,000	3,222,000
Series A 5.00% 3/1/30	2,000,000	2,569,480
Series A 5.00% 3/1/34	1,000,000	1,286,220
Series A 5.00% 3/1/35	2,800,000	3,590,244
Series A 5.125% 12/1/29	4,440,000	5,436,203
Series B 4.00% 11/1/34	5,000,000	5,815,500
Series B 4.00% 10/1/35	8,830,000	10,395,559
Series B 4.00% 11/1/35	2,200,000	2,552,990
Series C 4.00% 10/1/37	1,710,000	1,999,828
Series D 5.00% 11/1/25	1,220,000	1,433,244
Series D 5.00% 11/1/27	7,550,000	9,301,298
New Jersey State
Series A 4.00% 6/1/31	2,600,000	3,250,182
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/28	2,000,000	2,569,680
Series A 5.00% 5/1/44	5,000,000	6,305,550
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,452,910
(Various Purpose)
Series 2015-A-1 5.00% 8/1/30	3,000,000	3,404,280
		202,539,115
Transportation Revenue Bonds – 16.54%
Bay Area, California Toll Authority
(San Francisco Bay Area)
Series S-7 4.00% 4/1/34	1,000,000	1,168,540
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	2,100,415
Chicago, Illinois O’Hare International Airport Revenue
Series A 5.00% 1/1/37 (AMT)	5,000,000	6,211,150
Series B 5.00% 1/1/32	1,000,000	1,147,030
Series B 5.00% 1/1/33	1,520,000	1,743,486
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	3,143,175
Series B 5.00% 1/1/37	3,000,000	3,762,180

66

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Dallas Fort Worth International Airport, Texas
Series A 4.00% 11/1/34	2,500,000	$3,086,250
Series A 4.00% 11/1/35	1,000,000	1,231,950
Delaware River Port Authority Revenue
5.00% 1/1/30	350,000	388,497
Georgia State Road & Tollway Authority Revenue
(Managed Lane System)
Series A 4.00% 7/15/46	5,000,000	6,063,350
Hillsborough County, Florida Port District
(Tampa Port Authority Project)
Series B 5.00% 6/1/28 (AMT)	375,000	466,853
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization
Project)
Series D 5.00% 3/1/33 (AMT)	3,100,000	3,991,994
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	5,068,750
Metropolitan Washington D.C. Airports Authority Dulles Toll
Road Revenue
(Dulles Metrorail and Capital Improvement Project)
Series B 4.00% 10/1/37	1,500,000	1,770,825
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	6,477,081
New Jersey State Turnpike Authority Turnpike Revenue
Series A 4.00% 1/1/42	6,980,000	8,334,469
Series A 5.00% 1/1/33	1,770,000	2,155,170
Series E 5.00% 1/1/32	5,050,000	6,351,385
New Orleans, Louisiana Aviation Board
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,313,946
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,308,784
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,328,214
Series J 5.00% 1/1/32	5,000,000	5,540,050
Series K 5.00% 1/1/31	5,000,000	5,728,000
New York Transportation Development Special Facilities
Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	2,341,131
5.00% 1/1/33 (AMT)	790,000	960,450
5.00% 10/1/35 (AMT)	1,125,000	1,432,148

67

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities
Revenue
(JFK International Air Terminal Project)
Series A 5.00% 12/1/33 (AMT)	1,000,000	$1,295,990
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,285,280
Series C 4.00% 12/1/41	730,000	849,968
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,841,350
Pennsylvania State Turnpike Commission Revenue
Series B 5.00% 12/1/30	1,170,000	1,575,779
Series B 5.00% 12/1/31	1,750,000	2,403,993
Series B 5.00% 12/1/45	5,000,000	5,813,900
Series C 5.00% 12/1/43	1,445,000	1,585,136
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,117,730
Philadelphia, Pennsylvania Airport Revenue
Series C 5.00% 7/1/29 (AMT)	365,000	471,452
Series C 5.00% 7/1/31 (AMT)	800,000	1,047,728
Series C 5.00% 7/1/32 (AMT)	845,000	1,101,196
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,925,014
Series B 5.00% 7/1/49 (AMT)	10,900,000	13,462,154
Port Authority of New York & New Jersey
5.00% 9/15/25 (AMT)	7,000,000	8,251,530
5.00% 10/15/29 (AMT)	3,105,000	3,652,070
(194th Series)
5.00% 10/15/32	2,500,000	2,952,775
Port of Portland Oregon Airport Revenue
Series A 4.00% 7/1/50 (AMT)	2,440,000	2,811,319
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project)
Series B 4.00% 7/15/34	1,250,000	1,516,100
Series B 5.00% 1/15/29	600,000	763,716
Series B 5.00% 7/15/30	700,000	916,664
Series B 5.00% 7/15/31	1,050,000	1,385,947
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	10,000,000	12,338,700
Series A 5.00% 7/1/38 (AMT)	5,000,000	6,142,500
Series B 5.00% 7/1/31	500,000	615,545
Series B 5.00% 7/1/32	600,000	736,872

68

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/33	1,000,000	$1,225,210
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/24 (AMT)	180,000	198,115
Series B 5.00% 1/1/25 (AMT)	390,000	444,740
Series B 5.00% 1/1/30 (AMT)	230,000	281,844
Series B 5.00% 1/1/32 (AMT)	215,000	261,492
Series B 5.00% 1/1/33 (AMT)	705,000	855,962
Series B 5.00% 1/1/34 (AMT)	880,000	1,066,463
Series B 5.00% 1/1/35 (AMT)	675,000	816,507
Series B 5.00% 1/1/36 (AMT)	660,000	796,237
Series B 5.00% 1/1/37 (AMT)	430,000	517,970
Texas Private Activity Bond Surface Transportation Corporate
Senior Lien Revenue
(NTE Mobility Partners Segments 3 LLC Segment 3A and 3B
Facility)
7.00% 12/31/38 (AMT)	3,750,000	4,239,412
Washington Metropolitan Area Transit Authority
(Green Bonds - Climate Bond Certified)
Series A 5.00% 7/15/31	1,885,000	2,576,531
Wayne County, Michigan Airport Authority
Series D 5.00% 12/1/45 (AGM)	6,300,000	7,413,525
Westchester County, New York Industrial Development Agency
(Million Air Two LLC General Aviation Facilities Project)
Series A 144A 7.00% 6/1/46 (AMT) #	875,000	942,218
		202,111,907
Water & Sewer Revenue Bonds – 2.22%
Collier County Water-Sewer District
4.00% 7/1/45	10,365,000	12,536,571
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	450,000	463,959
Great Lakes, Michigan Water Authority Water Supply System
Revenue
(Senior Lien Bond)
Series C 5.00% 7/1/31	3,000,000	3,625,830
New York City, New York Municipal Water Finance Authority
Water & Sewer System Revenue
(General Resolution Revenue Bonds)
Series EE 5.00% 6/15/39	5,000,000	5,911,550
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,844,745

69

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/33	2,250,000	$2,763,563
		27,146,218
Total Municipal Bonds (cost $1,154,183,588)		1,255,333,240

Short-Term Investments – 0.91%
Variable Rate Demand Notes – 0.91%¤
Metropolitan Water District of Southern California
Series A-2 0.01% 7/1/37 (LOC - TD Bank N.A.)	5,000,000	5,000,000
Mississippi Business Finance Corporation Gulf Opportunity Zone
Industrial Development Revenue
(Chevron U.S.A. Inc. Project)
Series B 0.01% 11/1/35	330,000	330,000
Series C 0.01% 11/1/35	700,000	700,000
Series E 0.01% 12/1/30	1,200,000	1,200,000
Series E 0.01% 12/1/30	1,970,000	1,970,000
Series G 0.01% 12/1/30	500,000	500,000
Series I 0.01% 11/1/35	1,000,000	1,000,000
New York City, New York Transitional Finance Authority Future
Tax Secured
Fiscal 2019 Subordinate Series B-4 0.01% 8/1/42
(SPA - JPMorgan Chase Bank N.A.)	100,000	100,000
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.01% 11/15/52
(SPA - Northern Trust Company)	330,000	330,000
Total Short-Term Investments (cost $11,130,000)		11,130,000
Total Value of Securities–103.67%
(cost $1,165,313,588)		$1,266,463,240

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $61,052,323, which represents 5.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.

70

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2021.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

71

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	August 31, 2021

	Principal
	amount°	Value (US $)
Municipal Bonds – 99.67%
Corporate Revenue Bonds – 22.03%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue
(Environmental Improvement - US Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$2,058,120
Anuvia, Florida
144A 5.00% 1/1/29 #, =	136,374	102,280
Arizona Industrial Development Authority Revenue
(Legacy Cares Inc. Project)
Series A 144A 7.75% 7/1/50 #	15,330,000	18,478,169
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior)
Series B-2 5.00% 6/1/55	34,090,000	39,670,192
(Senior)
Series A-2 3.00% 6/1/48	1,775,000	1,844,296
Series A-2 4.00% 6/1/48	3,915,000	4,499,705
Calhoun County Navigation Industrial Development Authority
(Max Midstream Texas, LLC Project)
Series A 144A 3.625% 7/1/26 (AMT) #	8,285,000	8,625,845
California County Tobacco Securitization Agency Settlement
Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding
Corporation)
0.83% 6/1/55 ^	100,000,000	7,688,000
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #	1,600,000	1,498,704
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	3,412,500
Children’s Trust Fund, Puerto Rico
(Asset-Backed)
Series B 0.485% 5/15/57 ^	3,420,000	186,116
District of Columbia Tobacco Settlement Financing
(Capital Appreciation-Asset-Backed)
Series D 0.122% 6/15/55 ^	250,000,000	22,542,500
Erie, New York Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 1.536% 6/1/60 #, ^	192,305,000	10,486,392
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Brightline Passenger Rail Project)
Series B 144A 7.375% 1/1/49 (AMT) #	14,040,000	15,437,261
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.25% 1/1/49 (AMT) #, ●	4,000,000	4,114,560

72

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Florida Development Finance Corporation Surface
Transportation Facility Revenue
(Virgin Trains USA Passenger Rail Project)
Series A 144A 6.50% 1/1/49 (AMT) #, ●	8,905,000	$9,220,949
George L Smith II Georgia World Congress Center Authority
(Convention Center Hotel First)
Series A 4.00% 1/1/54	4,000,000	4,564,200
(Convention Center Hotel Second)
Series B 144A 5.00% 1/1/54 #	5,000,000	5,915,350
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed)
Series A-2 5.00% 6/1/47	4,000,000	4,133,280
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	30,145,000	6,826,034
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project)
5.75% 10/1/49 (AMT)	10,250,000	12,332,390
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,328,920
(Special Facilities Continental Airlines, Inc. Terminal
Improvements Projects)
Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,012,840
(United Airlines Inc.)
5.00% 7/1/29 (AMT)	1,150,000	1,261,700
Idaho State Board of Correction
(Management & Training Corporation)
5.50% 8/1/29	4,145,293	4,113,623
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond)
144A 7.00% 3/1/39 (AMT) #	7,035,000	6,821,558
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Asset-Backed)
Series E 144A 0.967% 6/1/57 #, ^	351,610,000	24,225,929
Series F 144A 1.403% 6/1/57 #, ^	188,290,000	11,127,939
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	44,145
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	1,355,200
Monroe, New York Tobacco Asset Securitization
(4th Subordinate - Capital Appreciation - Asset-Backed)
Series A 144A 0.186% 6/1/61 #, ^	487,500,000	24,194,625

73

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project)
144A 6.25% 12/15/37 (AMT) #	2,500,000	$2,638,975
New Jersey Economic Development Authority Special Facility
Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,203,680
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,417,930
New Jersey Tobacco Settlement Financing Corporation
Series B 5.00% 6/1/46	4,440,000	5,279,648
New York City, New York Industrial Development Agency
(Queens Baseball Stadium Project)
Series A 2.00% 1/1/38 (AGM)	500,000	493,030
New York Liberty Development Revenue
(Goldman Sachs Headquarters)
5.25% 10/1/35	360,000	517,597
New York Transportation Development
(American Airlines Inc. John F. Kennedy International Airport
Project)
5.375% 8/1/36 (AMT)	1,000,000	1,278,030
Pennsylvania Economic Development Financing Authority
(National Gypsum)
5.50% 11/1/44 (AMT)	4,500,000	4,803,255
Port of Seattle, Washington Industrial Development Corporation
Special Facilities Revenue
(Delta Airlines)
5.00% 4/1/30 (AMT)	2,000,000	2,133,440
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	3,123,520
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	13,085,790
5.25% 12/1/27	2,235,000	2,793,638
5.25% 12/1/28	1,050,000	1,342,079
5.50% 12/1/29	765,000	1,011,437
Shoals, Indiana
(National Gypsum Co. Project)
7.25% 11/1/43 (AMT)	1,625,000	1,760,005
Southern Ohio Port Authority
(PureCycle Project)
Series A 7.00% 12/1/42	2,500,000	2,911,575

74

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
St. James Parish, Louisiana
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, ●	1,000,000	$1,326,530
144A 6.35% 7/1/40 #	3,600,000	4,847,364
Series B 144A 6.10% 12/1/40 #, ●	1,630,000	2,162,244
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 ●	720,000	760,579
Series C 5.00% 2/1/27	2,940,000	3,542,053
TSASC, New York
Series A 5.00% 6/1/41	705,000	827,628
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,146,940
Valparaiso, Indiana
(Pratt Paper LLC Project)
7.00% 1/1/44 (AMT)	2,865,000	3,254,239
Virginia Tobacco Settlement Financing Corporation
Series B-1 5.00% 6/1/47	2,000,000	2,013,240
Series C 2.243% 6/1/47 ^	71,975,000	17,666,983
Series D 2.567% 6/1/47 ^	151,255,000	34,443,789
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project)
Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	3,600,000
		387,508,540
Education Revenue Bonds – 16.73%
Arizona Industrial Development Authority Revenue
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	3,200,000	3,652,896
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,205,000	1,489,910
144A 6.00% 7/1/47 #	4,735,000	5,760,648
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	869,003
(Empower College Prep Project)
144A 6.00% 7/1/49 #	1,000,000	1,108,020
(Kaizen Education Foundation Project)
144A 5.80% 7/1/52 #	4,000,000	4,656,320
(Pinecrest Academy Nevada-Horizon, Inspirada)
Series A 144A 5.75% 7/15/48 #	2,250,000	2,629,305
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,089,570

75

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource, New York
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	$668,633
Series A 144A 5.50% 5/1/48 #	1,500,000	1,754,520
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,421,683
144A 5.75% 2/1/49 #	2,700,000	2,959,092
Burbank, Illinois
(Intercultural Montessori Language)
144A 6.25% 9/1/45 #	4,000,000	4,397,600
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	16,465,000	25,699,395
Series V-2 2.25% 4/1/51	3,975,000	3,932,110
California Municipal Finance Authority Revenue
(California Baptist University)
Series A 144A 5.50% 11/1/45 #	4,000,000	4,618,880
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	5,250,000	5,465,670
(Partnership Uplift Community Project)
Series A 5.25% 8/1/42	1,700,000	1,739,593
(Santa Rosa Academy Project)
Series A 6.00% 7/1/42	1,250,000	1,295,475
(Southwestern Law School)
6.50% 11/1/41	1,500,000	1,512,480
California Public Finance Authority
(Crossroads Christian School Project)
144A 5.00% 1/1/56 #	2,000,000	2,089,200
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	670,521
Series A 144A 5.00% 8/1/40 #	605,000	689,029
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/52 #	1,000,000	993,700
(Escuela Popular Project)
144A 6.50% 7/1/50 #	2,500,000	2,838,675
(New Designs Charter School)
Series A 5.50% 6/1/42	1,750,000	1,790,250
(Sonoma County Junior College District Project)
Series A 4.00% 11/1/51	2,830,000	3,249,915
Series A 4.00% 11/1/55	2,500,000	2,853,925

76

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	$1,109,490
Series A 6.00% 10/1/49	720,000	801,497
California State University
(Systemwide)
Series A 5.00% 11/1/26	2,000,000	2,468,380
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools)
Series A 7.25% 8/1/41	1,915,000	1,924,001
California Statewide Communities Development Authority
Revenue
(Lancer Educational Student Housing Project)
Series A 144A 5.00% 6/1/46 #	1,500,000	1,719,630
Capital Trust Agency, Florida
(Pineapple Cove Classical Academy Inc. Project)
Series A 144A 5.375% 7/1/54 #	6,000,000	6,812,820
(River City Education Services Project)
Series A 5.375% 2/1/35	870,000	922,565
Series A 5.625% 2/1/45	1,500,000	1,588,215
(The Pepin Academies Inc. Project)
Series A 5.75% 7/1/55	2,625,000	2,883,274
(University Bridge, LLC Student Housing Project)
Series A 144A 5.25% 12/1/58 #	8,000,000	9,368,720
Chester County, Pennsylvania Industrial Development Authority
Student Housing Revenue
(University Student Housing, LLC Project at West Chester
University of Pennsylvania)
Series A 5.00% 8/1/30	2,200,000	2,279,090
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,196,860
(Charter School - Loveland Classical School)
144A 5.00% 7/1/46 #	1,500,000	1,643,100
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	1,110,000	1,240,503
144A 5.00% 12/1/55 #	1,720,000	1,882,368
(Skyview Charter School)
144A 5.375% 7/1/44 #	500,000	537,040
(Windsor Charter Academy Project)
Series 2016 5.00% 9/1/36	1,000,000	1,000,680
77

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Hawaii State Department of Budget & Finance
(Hawaii Pacific University)
Series A 6.875% 7/1/43	2,000,000	$2,167,520
Henderson, Nevada Public Improvement Trust
(Touro College & University System)
Series A 5.50% 1/1/39	560,000	616,750
Series A 5.50% 1/1/44	2,000,000	2,192,220
Idaho Housing & Finance Association
(Compass Public Charter School)
Series A 144A 5.00% 7/1/54 #	860,000	971,146
(Idaho Arts Charter School)
144A 5.00% 12/1/36 #	715,000	810,703
(North Star Charter School)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	759,960
Series A 6.75% 7/1/48	529,150	600,136
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,000,000	1,107,280
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project)
5.00% 12/1/47	2,965,000	3,441,802
(Uno Charter School)
Series A 7.125% 10/1/41	1,000,000	1,005,550
Illinois Finance Authority Revenue
(Acero Charter Schools)
144A 4.00% 10/1/42 #	2,245,000	2,519,968
(Lake Forest College)
Series A 6.00% 10/1/48	1,000,000	1,028,630
(Rogers Park Montessori)
6.00% 2/1/34	675,000	727,184
6.125% 2/1/45	1,800,000	1,927,368
Illinois Finance Authority Student Housing & Academic Facility
Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	3,640,000	4,203,508
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,005,350
Kent County, Delaware Student Housing and Dining Facilities
Revenue
(Delaware State University Project)
Series A 5.00% 7/1/58	1,250,000	1,406,925

78

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	$1,520,355
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	2,201,720
Macomb County, Michigan State Public School Academy
Revenue
(Academy Of Warren)
Series A 144A 5.50% 5/1/50 #	1,810,000	1,917,098
Macon-Bibb County, Georgia Urban Development Authority
Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,951,169
Series A 144A 6.00% 6/15/52 #	1,530,000	1,782,664
Massachusetts Development Finance Agency Revenue
Series V 5.00% 7/1/55	5,000,000	8,031,150
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,106,190
Series A 144A 6.00% 9/15/45 #	1,000,000	1,101,810
Michigan Finance Authority Limited Obligation Revenue
(Landmark Academy Project)
5.00% 6/1/45	2,000,000	2,194,060
(Public School Academy Old Redford)
Series A 6.50% 12/1/40	900,000	901,386
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,789,159
Series A 144A 5.125% 12/15/45 #	2,515,000	2,785,966
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,317,813
New York State Dormitory Authority
(Touro College & University System)
Series A 5.50% 1/1/44	2,875,000	3,168,020
Philadelphia, Pennsylvania Authority for Industrial Development
Revenue
(1st Philadelphia Preparatory)
Series A 7.25% 6/15/43	1,230,000	1,413,122

79

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development
Revenue
(Green Woods Charter School Project)
Series A 5.75% 6/15/42	1,600,000	$1,652,128
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	1,685,792
Phoenix, Arizona Industrial Development Authority Education
Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,452,760
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,227,160
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,030,540
5.625% 9/1/42	600,000	618,168
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	450,000	459,324
Pima County, Arizona Industrial Development Authority
Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,654,678
144A 5.00% 6/15/52 #	1,400,000	1,420,650
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	538,170
144A 5.75% 5/1/50 #	2,530,000	2,724,355
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	2,500,000	2,746,350
144A 5.00% 7/1/55 #	2,500,000	2,738,050
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	838,684
Series A 5.00% 8/15/46	1,000,000	1,093,800
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University)
Series A 5.00% 10/1/32	1,005,000	1,008,889
Public Finance Authority Revenue, Wisconsin
(Coral Academy Of Science Las Vegas)
Series A 4.00% 7/1/41	800,000	911,032
Series A 4.00% 7/1/51	1,000,000	1,124,170
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	2,567,090
Series A 5.75% 12/1/48	2,576,272	2,553,163
(Minnesota College of Osteopathic Medicine)
Series A-1 144A 5.50% 12/1/48 #, ‡	125,528	62,764

80

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Public Finance Authority Revenue, Wisconsin
(Minnesota College of Osteopathic Medicine)
Subordinate Series B 144A 7.75% 12/1/48 #, ●	2,500,000	$250,000
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	470,000	510,204
Series A 144A 5.00% 6/15/39 #	500,000	553,180
Series A 144A 5.00% 6/15/49 #	1,100,000	1,204,544
South Carolina Jobs-Economic Development Authority
Educational Facilities Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/36 #	1,000,000	1,099,090
Series A 144A 4.00% 6/1/46 #	1,150,000	1,234,260
Series A 144A 4.00% 6/1/56 #	1,530,000	1,626,589
(High Point Academy Project)
Series A 144A 5.75% 6/15/49 #	5,000,000	5,789,000
St. Paul, Minnesota Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project)
Series A 5.25% 7/1/50	2,560,000	2,757,222
University of Texas System Board of Regents
Series B 5.00% 8/15/49	21,400,000	33,433,220
University of Virginia
Series A 2.18% 11/1/51	10,000,000	9,675,200
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	1,119,460
Series A 144A 5.00% 6/15/50 #	2,200,000	2,433,046
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory)
144A 5.50% 3/1/45 #	3,460,000	3,847,382
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,052,220
Yonkers, New York Economic Development Corporation
Education Revenue
(Lamartine/Warburton LLC - Charter School of Educational
Excellence Project)
Series A 5.00% 10/15/54	465,000	541,390
		294,181,657
Electric Revenue Bonds – 4.07%
Build NYC Resource, New York
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project)
144A 5.25% 12/31/33 (AMT) #	4,520,000	4,999,572

81

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	$8,442,700
Series A 5.05% 7/1/42 ‡	4,590,000	4,498,200
Series A 6.75% 7/1/36 ‡	1,500,000	1,509,375
Series AAA 5.25% 7/1/25 ‡	925,000	909,969
Series AAA 5.25% 7/1/26 ‡	1,030,000	1,013,263
Series AAA 5.25% 7/1/27 ‡	5,330,000	5,243,387
Series AAA 5.25% 7/1/28 ‡	1,205,000	1,185,419
Series CCC 5.25% 7/1/27 ‡	5,525,000	5,435,219
Series WW 5.00% 7/1/28 ‡	3,405,000	3,336,900
Series WW 5.25% 7/1/25 ‡	1,530,000	1,505,137
Series WW 5.25% 7/1/33 ‡	830,000	816,513
Series WW 5.50% 7/1/38 ‡	9,325,000	9,196,781
Series XX 4.75% 7/1/26 ‡	920,000	898,150
Series XX 5.25% 7/1/40 ‡	9,795,000	9,635,831
Series XX 5.75% 7/1/36 ‡	5,840,000	5,781,600
Series ZZ 4.75% 7/1/27 ‡	760,000	741,950
Series ZZ 5.25% 7/1/24 ‡	1,275,000	1,254,281
Series ZZ 5.25% 7/1/26 ‡	2,005,000	1,972,419
Salt River Project Agricultural Improvement & Power District,
Arizona
(Salt River Project)
Series A 5.00% 1/1/31	2,520,000	3,165,145
		71,541,811
Healthcare Revenue Bonds – 19.51%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,074,220
Series A 8.00% 10/1/46	1,500,000	1,609,650
Apple Valley, Minnesota
(Senior Living, LLC Project 2nd Tier)
Series B 5.00% 1/1/47	2,375,000	1,861,644
Series B 5.25% 1/1/37	420,000	369,482
(Senior Living, LLC Project 4th Tier)
Series D 7.25% 1/1/52	7,410,000	5,746,900
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 1st Tier)
Series A 5.00% 1/1/54	2,595,000	2,732,146
(Great Lakes Senior Living Communities LLC Project 2nd Tier)
Series B 5.00% 1/1/49	975,000	964,333
Series B 5.125% 1/1/54	1,130,000	1,130,644

82

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project 3rd Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	$900,990
Series C 144A 5.50% 1/1/54 #	4,000,000	3,652,080
(Great Lakes Senior Living Communities LLC Project 4th Tier)
144A 7.75% 1/1/54 #	2,100,000	1,680,189
Series D 144A 7.25% 1/1/54 #	2,500,000	2,006,250
Berks County, Pennsylvania Industrial Development Authority
Revenue
(Tower Health Project)
5.00% 11/1/50	5,105,000	5,665,631
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project)
Series 2010 5.875% 7/1/30	80,000	80,298
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,996,150
5.75% 6/1/35	1,500,000	1,613,040
5.75% 6/1/45	2,500,000	2,646,275
6.00% 6/1/50	2,650,000	2,823,814
California Educational Facilities Authority Revenue
(Stanford University)
Series V-2 5.00% 4/1/51	2,500,000	3,956,900
California Health Facilities Financing Authority Revenue
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	4,870,000	7,371,816
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	1,296,230
(Goodwill Industry Sacramento Valley and Northern Nevada
Project)
Series A 144A 6.625% 1/1/32 #	500,000	503,235
Series A 144A 6.875% 1/1/42 #	1,500,000	1,508,265
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	581,795
California Statewide Communities Development Authority
Revenue
(Loma Linda University Medical Center)
Series A 144A 5.25% 12/1/56 #	4,500,000	5,061,150
Series A 144A 5.50% 12/1/58 #	5,000,000	5,925,650
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,050,000	2,182,451

83

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project)
144A 5.875% 8/1/52 #	2,500,000	$2,320,825
(Tuscan Gardens Senior Living Center)
Series A 7.00% 4/1/49	5,000,000	2,798,400
Chesterfield County, Virginia Economic Development Authority
Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,036,561
Clackamas County, Oregon Hospital Facility Authority
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	1,113,830
Series A 5.375% 11/15/55	1,000,000	1,116,630
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project)
Series A 144A 6.00% 7/1/51 #, ‡	3,500,000	2,450,000
Colorado Health Facilities Authority Revenue
(Adventhealth Obligated Group)
Series A 3.00% 11/15/51	5,750,000	6,178,835
(American Baptist)
8.00% 8/1/43	2,500,000	2,674,825
(Capella of Grand Junction Project)
144A 5.00% 12/1/54 #	1,985,000	2,051,220
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	500,000	544,700
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	806,527
Series A 144A 5.75% 12/1/35 #	1,150,000	1,242,264
Series A 144A 6.125% 12/1/45 #	1,200,000	1,301,532
Series A 144A 6.25% 12/1/50 #	560,000	609,633
Cumberland County Municipal Authority Revenue
(Asbury Maryland Obligated Group)
5.25% 1/1/27	285,000	288,520
5.25% 1/1/41	825,000	832,540
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,778,400
5.50% 2/15/52	4,655,000	5,607,273
5.50% 2/15/57	6,365,000	7,593,636
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,109,170

84

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.25% 9/1/29	500,000	$563,055
Series A 5.25% 9/1/44	2,000,000	2,219,900
Florida Development Finance
(UF Health - Jacksonville Project)
Series A 6.00% 2/1/33	490,000	524,192
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	855,987
5.25% 11/15/51	1,350,000	1,386,950
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	4,500,000
Hawaii State Department of Budget & Finance Special Purpose
Senior Living Revenue
(Kahala Nui)
5.25% 11/15/37	1,000,000	1,046,370
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront)
5.50% 10/1/49	2,400,000	2,606,928
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/33	485,000	606,236
(Valley Vista Care Corporation)
Series A 5.00% 11/15/32	455,000	488,010
Illinois Finance Authority Revenue
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	956,106
5.25% 5/15/54	5,600,000	5,922,280
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,416,825
Series A 144A 5.60% 1/1/56 #	2,630,000	2,497,474
Iowa Finance Authority
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,835,890
5.25% 8/1/55	2,500,000	2,622,725
Kalispell, Montana
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/47	1,400,000	1,532,034

85

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kentucky Economic Development Finance Authority Healthcare
Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	$1,363,121
5.75% 11/15/45	2,500,000	2,589,200
5.75% 11/15/50	1,600,000	1,654,016
Kentwood, Michigan Economic Development Corporation
Revenue
(Limited Obligation - Holland Home)
5.625% 11/15/41	1,250,000	1,283,288
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights)
Series A 5.25% 5/15/50	6,000,000	6,762,780
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,872,575
Series A 5.75% 8/15/55	1,500,000	1,714,755
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	2,500,000	2,507,425
Series A 5.00% 1/1/55	2,635,000	2,609,467
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities)
5.50% 8/15/30	1,000,000	1,002,650
Maricopa County, Arizona Industrial Development Authority
(Christian Care Surprise Project)
Series 2016 144A 6.00% 1/1/48 #	5,645,000	5,881,695
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes)
5.50% 6/1/47	2,750,000	2,798,840
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,676,046
5.375% 1/1/50	6,250,000	6,737,438
Series A 5.375% 1/1/51	2,000,000	2,191,660
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation)
6.125% 7/1/50	8,500,000	9,185,185

86

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
National Finance Authority Revenue, New Hampshire
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	$1,610,369
Series A 144A 5.625% 7/1/46 #	1,000,000	1,068,070
Series A 144A 5.75% 7/1/54 #	2,000,000	2,138,980
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 5.00% 7/1/46	660,000	687,218
Series A1 5.00% 7/1/51	1,575,000	1,636,456
Series B 4.00% 7/1/31	635,000	532,848
Series B 4.75% 7/1/51	1,915,000	1,410,283
Series C 5.00% 7/1/31	250,000	218,745
Series C 5.25% 7/1/36	350,000	294,287
Series C 5.75% 7/1/51	2,250,000	1,809,990
Series D 6.00% 7/1/26	90,000	88,077
Series D 7.00% 7/1/51	1,350,000	1,265,260
(Legacy Midtown Park Project)
Series A 5.50% 7/1/54	5,000,000	5,311,750
New Jersey Economic Development Authority
(Black Horse EHT Urban Renewal LLC Project)
Series A 144A 5.00% 10/1/39 #	3,125,000	3,227,594
(Lions Gate Project)
5.25% 1/1/44	2,000,000	2,060,020
New Jersey Health Care Facilities Financing Authority Revenue
(St. Peters University Hospital)
6.25% 7/1/35	2,700,000	2,708,964
New York State Dormitory Authority
(Garnet Health Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,257,707
Northampton County, Pennsylvania Industrial Development
Authority Revenue
(Morningstar Senior Living)
5.00% 7/1/36	2,000,000	2,044,760
5.00% 11/1/49	1,830,000	2,091,818
Orange County, New York Funding Corporation Assisted Living
Residence Revenue
6.50% 1/1/46	3,600,000	3,641,976
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	425,000	450,415
Series A 7.50% 6/1/49	2,920,000	3,094,324

87

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch)
Series A 7.00% 11/1/51 ‡	961,600	$4,808
Pennsylvania Economic Development Financing Authority
(Tapestry Moon Senior Housing Project)
Series 2018A 144A 6.75% 12/1/53 #, ‡	9,495,000	5,602,050
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.25% 4/1/47	2,000,000	2,142,440
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	1,075,440
Series A 144A 5.125% 6/1/48 #	1,375,000	1,529,055
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo)
Series A 6.00% 7/1/33	5,630,000	5,647,678
Rochester, Minnesota
(The Homestead at Rochester)
Series A 6.875% 12/1/48	2,500,000	2,688,500
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor)
6.00% 5/15/47	1,500,000	1,542,240
Seminole County, Florida Industrial Development Authority
Revenue
(Legacy Pointe at UCF Project)
Series A 5.50% 11/15/49	2,000,000	2,227,540
Series A 5.75% 11/15/54	6,000,000	6,737,820
Shelby County, Tennessee Health Educational & Housing
Facilities Board Revenue
(The Farms at Bailey Station Project)
5.75% 10/1/59	3,670,000	3,942,865
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	854,540
5.50% 12/1/43	1,250,000	1,356,212
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	650,694
Series A 5.125% 8/15/45	1,800,000	1,925,586

88

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community)
5.50% 11/15/45 ‡	3,000,000	$1,710,000
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	2,250,000	2,577,353
6.75% 11/15/52	3,300,000	3,762,000
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village)
Series A 6.25% 12/1/46	500,000	503,700
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	2,396,755
Series A 144A 6.125% 10/1/52 #	2,570,000	2,857,686
University of North Carolina Board of Governors
5.00% 2/1/49	19,355,000	30,245,284
Washington State Housing Finance Commission
(Heron’s Key)
Series A 144A 7.00% 7/1/45 #	1,000,000	1,109,990
Series A 144A 7.00% 7/1/50 #	3,625,000	4,016,899
Westminster, Maryland
(Lutheran Village Millers Grant)
Series A 5.00% 7/1/24	910,000	975,984
Series A 6.00% 7/1/34	1,000,000	1,109,220
Series A 6.125% 7/1/39	750,000	831,195
Series A 6.25% 7/1/44	2,500,000	2,769,725
Wisconsin Health & Educational Facilities Authority
(Covenant Communities Project)
Series B 5.00% 7/1/48	1,000,000	1,047,150
Series B 5.00% 7/1/53	945,000	988,196
Series C 7.00% 7/1/43	1,000,000	995,430
Series C 7.50% 7/1/53	1,000,000	1,000,010
(St. Camillus Health System)
Series A 5.00% 11/1/46	2,000,000	2,164,800
Series A 5.00% 11/1/54	2,500,000	2,690,025
Wisconsin Public Finance Authority
(Rose Villa Project)
Series A 144A 5.75% 11/15/44 #	2,000,000	2,182,000
Yamhill County Hospital Authority
(Friendsview)
Series A 5.00% 11/15/56	1,500,000	1,762,575
		343,081,008

89

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bond – 0.05%
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	$813,885
		813,885
Lease Revenue Bonds – 3.44%
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project)
5.875% 11/1/43	1,875,000	2,046,431
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	1,033,540
5.375% 2/1/41	1,300,000	1,349,166
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/52	6,980,000	7,938,215
Series A 5.00% 6/15/50	4,135,000	5,073,562
Series A 5.00% 6/15/57	3,975,000	4,720,034
New Jersey Economic Development Authority Special Facility
Revenue
Series WW 5.25% 6/15/30	5,000,000	5,869,000
New Jersey Transportation Trust Fund Authority
Series AA 4.00% 6/15/50	2,945,000	3,406,216
(Federal Highway Reimbursement Revenue)
Series A 5.00% 6/15/31	5,450,000	6,461,357
(Transportation Program)
Series AA 5.00% 6/15/25	1,000,000	1,170,070
Series AA 5.00% 6/15/44	2,900,000	3,213,867
New York Liberty Development Revenue
(Class 3-3 World Trade Center Project)
144A 7.25% 11/15/44 #	8,000,000	8,965,360
Phoenix, Arizona Civic Improvement
(Junior Lien)
Series A 5.00% 7/1/31	1,000,000	1,374,730
Series A 5.00% 7/1/45	4,000,000	5,262,720
Public Finance Authority, Wisconsin Airport Facilities Revenue
(Senior Obligation Group)
Series B 5.00% 7/1/42 (AMT)	2,625,000	2,704,512
		60,588,780
Local General Obligation Bonds – 1.71%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,597,490
Series 2005D 5.50% 1/1/40	3,000,000	3,413,610

90

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois
Series 2007E 5.50% 1/1/42	1,900,000	$2,157,678
Series 2007F 5.50% 1/1/42	1,250,000	1,419,525
Series A 5.50% 1/1/49	770,000	954,784
Series C 5.00% 1/1/26	500,000	589,300
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	3,291,425
Series G 5.00% 12/1/44	2,545,000	3,053,033
Series H 5.00% 12/1/46	4,225,000	5,059,142
Maricopa County, Arizona Special Health Care District
Series D 4.00% 7/1/35	3,000,000	3,718,470
Oregon State
(Higher Education)
Series F 4.00% 8/1/42	3,115,000	3,817,682
		30,072,139
Pre-Refunded/Escrowed to Maturity Bonds – 2.39%
California Statewide Communities Development Authority
Revenue
(California Baptist University Project)
7.50% 11/1/41-21 §	1,000,000	1,011,910
Cumberland County Municipal Authority Revenue
(Asbury Maryland Obligated Group)
5.25% 1/1/27-22 §	990,000	1,006,543
5.25% 1/1/41-22 §	180,000	183,008
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.25% 1/1/32-22 §	1,265,000	1,286,138
District of Columbia Revenue
(KIPP Charter School)
6.00% 7/1/48-23 §	1,450,000	1,603,018
East Hempfield Township, Pennsylvania Industrial Development
Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30-23 §	1,000,000	1,086,880
Foothill-Eastern Transportation Corridor Agency, California
Series A 6.00% 1/15/49-24 §	7,690,000	8,755,526
Indiana Finance Authority Revenue
(Marquette Project)
5.00% 3/1/39-22 §	1,250,000	1,279,862
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45-23 §	2,500,000	2,790,700

91

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center)
5.50% 11/15/42-21 §	1,000,000	$1,010,860
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31-24 #, §	2,940,000	3,420,955
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services)
Series A 4.00% 7/1/26-22 §	980,000	1,011,713
North Texas Education Finance Revenue
(Uplift Education)
Series A 5.25% 12/1/47-22 §	2,100,000	2,179,128
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	1,000,000	1,036,170
Philadelphia, Pennsylvania Authority for Industrial Development
Revenue
(New Foundation Charter School Project)
6.625% 12/15/41-22 §	1,000,000	1,081,930
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio)
144A 5.75% 10/1/31-22 (AMT) #, §	3,925,000	4,155,123
San Buenaventura, California Revenue
(Community Memorial Health System)
7.50% 12/1/41-21 §	4,475,000	4,555,326
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23 §	1,420,000	1,630,203
7.125% 11/1/43-23 §	2,500,000	2,870,075
		41,955,068
Resource Recovery Revenue Bonds – 0.76%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37 (AMT)	3,000,000	3,594,150
South Carolina Jobs-Economic Development Authority
Educational Facilities Revenue
(Last Step Recycling Project)
Series A 144A 6.50% 6/1/51 (AMT) #	1,500,000	1,576,020
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	7,800,000	8,265,504
		13,435,674

92

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 10.91%
Celebration Pointe, Florida Community Development District
5.125% 5/1/45	1,915,000	$2,006,824
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,063,690
144A 5.40% 3/1/45 #	2,000,000	2,126,760
City of Pueblo, Colorado Urban Renewal Authority Tax
Increment Revenue
(Evraz Project)
Series A 144A 4.75% 12/1/45 #	5,390,000	6,202,273
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	5,200,000	5,417,724
CPR Custodial Receipt
(Taxable)
Series 2021-1 144A 0.649% 1/1/45 #	15,000,000	13,875,000
Detroit, Michigan
(Taxable)
Series A 4.813% 6/15/20 ‡	7,391,131	6,190,072
Dutchess County, New York Local Development Corporation
Revenue
(Anderson Center Services Inc. Project)
6.00% 10/1/30	1,505,000	1,511,998
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland)
Series A 5.50% 11/1/44	3,750,000	3,994,650
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	32,488,003	30,538,723
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	2,000,000	2,215,320
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,856,600
Hickory Chase Community Authority Revenue, Ohio
(Hickory Chase Project)
Senior Series A 144A 5.00% 12/1/40 #	1,410,000	1,548,081
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects)
Series C 144A 7.00% 9/15/44 #	3,115,000	3,090,236
(Road Projects)
Series A 144A 7.00% 9/15/44 #	1,960,000	1,944,418

93

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Kansas City, Missouri Land Clearance Redevelopment Authority
Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/40 #	935,000	$1,020,524
Las Vegas, Nevada Special Improvement District No 816
(Special Improvement District No. 816)
3.00% 6/1/41	600,000	614,280
3.125% 6/1/46	1,300,000	1,331,317
Midtown Miami, Florida Community Development District
(Parking Garage Project)
Series A 5.00% 5/1/37	500,000	519,675
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,064,190
Series A 5.50% 8/1/35	1,300,000	1,378,182
Northampton County, Pennsylvania Industrial Development
Authority
(Route 33 Project)
7.00% 7/1/32	2,155,000	2,310,095
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,193,680
Public Finance Authority Revenue, Wisconsin
(American Dream @ Meadowlands Project)
144A 7.00% 12/1/50 #	5,065,000	5,824,750
(Mclemore Hotel And Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	13,203,970
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	33,470,000	38,303,068
Series A-1 5.00% 7/1/58	21,445,000	24,830,093
Series A-2 4.784% 7/1/58	3,301,000	3,777,632
Richmond Heights, Missouri Tax Increment & Transaction Sales
Tax Revenue Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	860,000	860,843
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,077,384
Series A 144A 5.25% 9/1/45 #	3,540,000	3,627,615

94

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project)
6.375% 12/1/25	510,000	$510,908
Wyandotte County, Kansas City, Kansas Unified Government
Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	4,690,000	4,783,519
		191,814,094
State General Obligation Bonds – 12.38%
California State
4.00% 3/1/36	12,475,000	15,201,161
(Various Purpose)
4.00% 3/1/37	2,340,000	2,838,701
5.00% 8/1/27	5,000,000	6,107,000
5.00% 10/1/28	5,000,000	6,483,550
5.00% 11/1/30	7,000,000	9,498,090
5.00% 11/1/34	4,390,000	5,847,085
Commonwealth of Massachusetts
Series B 5.00% 1/1/32	5,000,000	6,288,500
Series D 4.00% 11/1/35	5,000,000	6,203,600
Series D 4.00% 11/1/36	4,595,000	5,682,315
Commonwealth of Puerto Rico
Series A 8.00% 7/1/35 ‡	200,000	167,250
(Public Improvement)
Series A 5.00% 7/1/41 ‡	4,525,000	3,885,844
Series A 5.125% 7/1/37 ‡	15,070,000	13,223,925
Series A 5.25% 7/1/22 ‡	1,810,000	1,708,188
Series A 5.25% 7/1/29 ‡	4,460,000	4,209,125
Series A 5.25% 7/1/30 ‡	1,955,000	1,845,031
Series A 5.25% 7/1/31 ‡	6,980,000	6,657,175
Series A 5.375% 7/1/33 ‡	900,000	843,750
Series A 5.50% 7/1/26 ‡	5,000,000	4,475,000
Series A 5.50% 7/1/39 ‡	5,165,000	4,648,500
Series A 5.75% 7/1/28 ‡	5,580,000	5,035,950
Series A 5.75% 7/1/41 ‡	11,750,000	10,912,812
Series A 6.00% 7/1/38 ‡	4,520,000	4,305,300
Series A 8.00% 7/1/35 ‡	30,995,000	26,384,494
Series C 6.00% 7/1/39 ‡	1,000	918
Series C 6.00% 7/1/39 ‡	9,485,000	8,844,762

95

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Georgia State
(Federally Taxable)
Series 2021-A 5.00% 7/1/32	5,000,000	$6,875,600
Illinois State
5.00% 1/1/28	1,190,000	1,389,349
5.00% 5/1/36	1,710,000	1,883,137
5.00% 11/1/36	2,245,000	2,611,743
5.00% 2/1/39	2,180,000	2,385,792
5.125% 12/1/29	1,310,000	1,603,925
5.50% 5/1/39	6,000,000	7,732,800
Series A 5.00% 10/1/30	2,000,000	2,481,240
Series A 5.00% 12/1/34	2,625,000	3,145,669
Series A 5.00% 4/1/38	2,805,000	2,963,258
Series B 4.00% 11/1/35	2,000,000	2,320,900
Series D 5.00% 11/1/28	4,700,000	5,742,319
New Jersey State
Series A 4.00% 6/1/31	2,080,000	2,600,146
Ohio State
(Infrastructure Improvement)
Series A 5.00% 9/1/32	5,000,000	6,377,900
Washington State
(Various Purpose)
Series C 5.00% 2/1/28	5,000,000	6,375,400
		217,787,204
Transportation Revenue Bonds – 3.65%
Dallas, Texas Fort Worth International Airport
(Dallas Fort Worth International Airport)
Series B 5.00% 11/1/33	5,000,000	6,645,300
Denver, Colorado Airport System Revenue
Series A 5.00% 11/15/21 (AMT)	55,000	55,543
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	1,800,000	1,971,954
Series A 6.00% 7/1/53	1,290,000	1,418,110
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,107,100
New York Transportation Development
(Delta Airlines Inc. LaGuardia Airport Terminals C & D
Redevelopment Project)
4.375% 10/1/45 (AMT)	10,200,000	12,119,130
5.00% 10/1/40 (AMT)	3,400,000	4,271,964

96

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission
Series B 4.00% 12/1/51	5,000,000	$5,876,450
Phoenix, Arizona Civic Improvement
(Junior Lien)
Series A 5.00% 7/1/40	30,000	34,849
Port Beaumont, Texas Navigation District Dock & Wharf Facility
Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.75% 1/1/36 (AMT) #	1,500,000	1,506,720
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,756,633
Series A 144A 3.00% 1/1/50 (AMT) #	4,500,000	4,465,845
Public Finance Authority Revenue, Wisconsin
(Sky Harbour Capital LLC Aviation Facilities Project)
4.25% 7/1/54 (AMT)	3,000,000	3,074,730
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,078,450
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	1,110,000	1,334,109
Series B 5.00% 1/1/48 (AMT)	2,000,000	2,375,380
Texas Private Activity Bond Surface Transportation Corporate
Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3C Project)
5.00% 6/30/58 (AMT)	6,500,000	7,901,010
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,142,934
7.00% 12/31/38 (AMT)	1,335,000	1,509,231
Virginia Small Business Financing Authority
(Transform 66 P3 Project)
5.00% 12/31/56 (AMT)	2,975,000	3,566,281
		64,211,723
Water & Sewer Revenue Bonds – 2.04%
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	218,556
5.00% 11/1/28	30,000	36,332
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	3,865,000	3,982,419
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants)
Series A 5.50% 10/1/53 (AGM)	2,500,000	2,797,200

97

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Jefferson County, Alabama Sewer Revenue
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	14,000,000	$16,308,740
Series D 7.00% 10/1/51	5,000,000	5,876,000
Texas Water Development Board
(Master Trust)
Series B 5.00% 4/15/31	5,240,000	6,748,753
		35,968,000
Total Municipal Bonds (cost $1,586,428,999)		1,752,959,583

	Principal
	amount
Short-Term Investments – 0.19%
Variable Rate Demand Notes – 0.19%¤
Metropolitan Water District of Southern California
Series A-2 0.01% 7/1/37 (SPA - TD Bank N.A.)	2,000,000	2,000,000
Mississippi Business Finance Corporation Gulf Opportunity Zone
Industrial Development Revenue
(Chevron U.S.A. Inc. Project) Series C 0.01% 11/1/35	1,045,000	1,045,000
New Jersey Health Care Facilities Financing Authority Revenue
(Virtua Health Services) Series C 0.01% 7/1/43	370,000	370,000
Total Short-Term Investments (cost $3,415,000)		3,415,000
Total Value of Securities–99.86%
(cost $1,589,843,999)		$1,756,374,583

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $464,693,842, which represents 26.42% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.

98

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 10 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2021.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
L.P. – Limited Partnership
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

99

Statements of assets and liabilities	August 31, 2021

			Delaware
	Delaware	Delaware	National High-Yield
	Tax-Free	Tax-Free USA	Municipal Bond
	USA Fund	Intermediate Fund	Fund
Assets:
Investments, at value*	$1,177,838,088	$1,266,463,240	$1,756,374,583
Cash	9,761,464	2,139,570	2,506,554
Interest receivable	9,857,304	11,289,952	14,948,780
Receivable for fund shares sold	2,912,431	2,549,351	5,202,563
Other assets	18,696	23,750	–
Total Assets	1,200,387,983	1,282,465,863	1,779,032,480
Liabilities:
Payable for securities purchased	33,788,676	58,526,147	15,472,519
Payable for fund shares redeemed	2,190,139	1,266,719	2,586,403
Investment management fees payable to
affiliates	371,927	329,086	671,685
Other accrued expenses	282,668	311,796	466,847
Distribution fees payable to affiliates	200,580	78,785	101,855
Distribution payable	194,767	314,340	927,735
Dividend disbursing and transfer agent
fees and expenses payable to affiliates	8,180	8,817	12,665
Audit and tax fees payable	4,950	4,950	4,950
Accounting and administration expenses
payable to affiliates	3,751	4,017	5,622
Trustees’ fees and expenses payable to
affiliates	3,316	3,538	5,101
Legal fees payable to affiliates	2,835	3,025	4,361
Reports and statements to shareholders
expenses payable to affiliates	1,416	1,486	2,137
Total Liabilities	37,053,205	60,852,706	20,261,880
Total Net Assets	$1,163,334,778	$1,221,613,157	$1,758,770,600

Net Assets Consist of:
Paid-in capital	$1,042,445,039	$1,123,614,414	$1,587,938,934
Total distributable earnings (loss)	120,889,739	97,998,743	170,831,666
Total Net Assets	$1,163,334,778	$1,221,613,157	$1,758,770,600

100

			Delaware
	Delaware	Delaware	National High-Yield
	Tax-Free	Tax-Free USA	Municipal Bond
	USA Fund	Intermediate Fund	Fund
Net Asset Value

Class A:
Net assets	$944,054,089	$564,932,165	$247,541,793
Shares of beneficial interest outstanding, unlimited authorization, no par	75,153,105	44,728,795	20,562,954
Net asset value per share	$12.56	$12.63	$12.04
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$13.15	$12.99	$12.61
Class C:
Net assets	$9,833,661	$7,497,144	$58,284,611
Shares of beneficial interest outstanding, unlimited authorization, no par	782,682	594,145	4,822,525
Net asset value per share	$12.56	$12.62	$12.09
Institutional Class:
Net assets	$209,447,028	$649,183,848	$1,452,944,196
Shares of beneficial interest outstanding, unlimited authorization, no par	16,542,064	50,916,573	119,592,353
Net asset value per share	$12.66	$12.75	$12.15
____________________
*Investments, at cost	$1,069,580,171	$1,165,313,588	$1,589,843,999

See accompanying notes, which are an integral part of the financial statements.

101

Statements of operations	Year ended August 31, 2021

			Delaware
	Delaware	Delaware	National High-Yield
	Tax-Free	Tax-Free USA	Municipal Bond
	USA Fund	Intermediate Fund	Fund
Investment Income:
Interest	$34,611,201	$32,697,552	$69,253,951
Expenses:
Management fees	4,951,365	4,815,322	7,673,228
Distribution expenses — Class A	1,901,902	1,123,625	533,171
Distribution expenses — Class C	96,434	97,760	617,889
Dividend disbursing and transfer agent fees and expenses	720,250	753,513	1,244,714
Accounting and administration expenses	191,442	198,918	284,563
Registration fees	117,630	132,768	147,624
Legal fees	87,784	91,740	84,160
Reports and statements to shareholders expenses	72,608	73,473	80,380
Audit and tax fees	60,261	59,597	43,765
Trustees’ fees and expenses	38,451	40,168	64,176
Custodian fees	29,830	30,188	28,180
Other	55,596	71,444	84,018
	8,323,553	7,488,516	10,885,868
Less expenses waived	(989,304)	(1,257,530)	(511,051)
Less waived distribution expenses — Class A	—	(449,450)	—
Less expenses paid indirectly	(488)	(383)	(131)
Total operating expenses	7,333,761	5,781,153	10,374,686
Net Investment Income	27,277,440	26,916,399	58,879,265
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	14,002,171	3,589,481	3,569,420
Net change in unrealized appreciation (depreciation) of investments	36,359,907	23,578,495	113,554,681
Net Realized and Unrealized Gain	50,362,078	27,167,976	117,124,101
Net Increase in Net Assets Resulting from Operations	$77,639,518	$54,084,375	$176,003,366

See accompanying notes, which are an integral part of the financial statements.

102

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$27,277,440	$19,835,808
Net realized gain	14,002,171	3,980,350
Net change in unrealized appreciation (depreciation)	36,359,907	(6,778,517)
Net increase in net assets resulting from operations	77,639,518	17,037,641

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(25,318,469)	(16,057,427)
Class C	(280,251)	(377,485)
Institutional Class	(6,065,860)	(5,191,254)
	(31,664,580)	(21,626,166)

Capital Share Transactions:
Proceeds from shares sold:
Class A	235,612,013	94,406,974
Class C	3,297,954	2,492,529
Institutional Class	109,204,466	65,805,952
Net assets from merger:[1]
Class A	328,299,539	—
Institutional Class	5,996,641	—
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	23,552,498	14,383,519
Class C	270,943	329,893
Institutional Class	5,567,596	4,750,966
	711,801,650	182,169,833

103

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(159,410,262)	$(99,923,072)
Class C	(5,008,138)	(7,874,648)
Institutional Class	(55,273,658)	(66,849,145)
	(219,692,058)	(174,646,865)
Increase in net assets derived from capital share transactions	492,109,592	7,522,968
Net Increase in Net Assets	538,084,530	2,934,443
Net Assets:
Beginning of year	625,250,248	622,315,805
End of year	$1,163,334,778	$625,250,248

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

104

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$26,916,399	$16,218,407
Net realized gain	3,589,481	126,778
Net change in unrealized appreciation (depreciation)	23,578,495	(1,616,337)
Net increase in net assets resulting from operations	54,084,375	14,728,848

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(11,854,316)	(3,184,081)
Class C	(178,774)	(370,025)
Institutional Class	(14,883,309)	(12,664,301)
	(26,916,399)	(16,218,407)

Capital Share Transactions:
Proceeds from shares sold:
Class A	36,876,504	30,135,038
Class C	1,380,348	1,791,499
Institutional Class	234,730,547	145,582,678
Net assets from merger:[1]
Class A	470,834,974	—
Institutional Class	18,475,967	—
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	10,426,299	2,926,566
Class C	173,341	333,101
Institutional Class	12,629,448	10,253,302
	785,527,428	191,022,184

105

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(71,110,681)	$(50,173,924)
Class C	(6,225,744)	(13,003,690)
Institutional Class	(85,471,965)	(101,023,651)
	(162,808,390)	(164,201,265)
Increase in net assets derived from capital share transactions	622,719,038	26,820,919
Net Increase in Net Assets	649,887,014	25,331,360
Net Assets:
Beginning of year	571,726,143	546,394,783
End of year	$1,221,613,157	$571,726,143

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

106

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$58,879,265	$57,603,224
Net realized gain	3,569,420	13,180,732
Net change in unrealized appreciation (depreciation)	113,554,681	(65,116,746)
Net increase in net assets resulting from operations	176,003,366	5,667,210

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(7,978,592)	(7,762,606)
Class C	(1,879,208)	(2,642,753)
Institutional Class	(50,482,911)	(46,586,746)
	(60,340,711)	(56,992,105)

Capital Share Transactions:
Proceeds from shares sold:
Class A	74,301,021	64,182,912
Class C	9,587,231	10,269,059
Institutional Class	415,992,713	340,902,541
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	7,109,227	7,046,701
Class C	1,805,203	2,408,413
Institutional Class	41,321,516	37,810,611
	550,116,911	462,620,237

107

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(31,938,137)	$(88,787,279)
Class C	(26,908,717)	(31,832,862)
Institutional Class	(194,917,161)	(385,626,313)
	(253,764,015)	(506,246,454)
Increase (decrease) in net assets derived from capital share
transactions	296,352,896	(43,626,217)
Net Increase (Decrease) in Net Assets	412,015,551	(94,951,112)

Net Assets:
Beginning of year	1,346,755,049	1,441,706,161
End of year	$1,758,770,600	$1,346,755,049

See accompanying notes, which are an integral part of the financial statements.

108

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.94	$11.96	$11.44	$11.70	$12.22

0.36	0.38	0.41	0.42	0.43
0.70	0.01	0.52	(0.26)	(0.40)
1.06	0.39	0.93	0.16	0.03

(0.36)	(0.38)	(0.41)	(0.42)	(0.43)
(0.08)	(0.03)	— [2]	—	(0.12)
(0.44)	(0.41)	(0.41)	(0.42)	(0.55)

$12.56	$11.94	$11.96	$11.44	$11.70

9.03%	3.44%	8.35%	1.44%	0.41%

$944,054	$478,671	$472,153	$481,117	$415,314
0.82%	0.81%	0.81%	0.81%	0.81%
0.92%	0.95%	0.95%	0.96%	0.96%
2.84%	3.24%	3.55%	3.66%	3.71%
2.74%	3.10%	3.41%	3.51%	3.56%
40%	77%	43%	42%	33%

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.94	$11.96	$11.44	$11.70	$12.22

0.26	0.29	0.32	0.34	0.34
0.70	0.01	0.52	(0.26)	(0.40)
0.96	0.30	0.84	0.08	(0.06)

(0.26)	(0.29)	(0.32)	(0.34)	(0.34)
(0.08)	(0.03)	— [2]	—	(0.12)
(0.34)	(0.32)	(0.32)	(0.34)	(0.46)

$12.56	$11.94	$11.96	$11.44	$11.70

8.22%	2.66%	7.55%	0.68%	(0.35% )

$9,834	$10,778	$16,051	$18,808	$27,397
1.57%	1.56%	1.56%	1.56%	1.56%
1.67%	1.70%	1.70%	1.71%	1.71%
2.09%	2.49%	2.80%	2.91%	2.96%
1.99%	2.35%	2.66%	2.76%	2.81%
40%	77%	43%	42%	33%

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.03	$12.05	$11.52	$11.79	$12.31

0.39	0.41	0.44	0.45	0.46
0.71	0.01	0.53	(0.27)	(0.40)
1.10	0.42	0.97	0.18	0.06

(0.39)	(0.41)	(0.44)	(0.45)	(0.46)
(0.08)	(0.03)	— [2]	—	(0.12)
(0.47)	(0.44)	(0.44)	(0.45)	(0.58)

$12.66	$12.03	$12.05	$11.52	$11.79

9.34%	3.70%	8.68%	1.61%	0.68%

$209,447	$135,801	$134,112	$77,396	$62,872
0.57%	0.56%	0.56%	0.56%	0.56%
0.67%	0.70%	0.70%	0.71%	0.71%
3.09%	3.49%	3.80%	3.91%	3.96%
2.99%	3.35%	3.66%	3.76%	3.81%
40%	77%	43%	42%	33%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.26	$12.28	$11.76	$12.06	$12.38

0.33	0.35	0.37	0.37	0.35
0.37	(0.02)	0.52	(0.30)	(0.32)
0.70	0.33	0.89	0.07	0.03

(0.33)	(0.35)	(0.37)	(0.37)	(0.35)
—	—	—	—	— [2]
(0.33)	(0.35)	(0.37)	(0.37)	(0.35)

$12.63	$12.26	$12.28	$11.76	$12.06

5.79%	2.76%	7.71%	0.57%	0.35%

$564,932	$106,135	$123,691	$136,653	$164,154
0.65%	0.65%	0.65%	0.71%	0.75%
0.88%	0.91%	0.91%	0.92%	0.93%
2.64%	2.87%	3.11%	3.10%	2.92%
2.41%	2.61%	2.85%	2.89%	2.74%
23%	27%	25%	32%	26%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.25	$12.27	$11.75	$12.05	$12.37

0.23	0.24	0.27	0.27	0.25
0.37	(0.02)	0.52	(0.30)	(0.32)
0.60	0.22	0.79	(0.03)	(0.07)

(0.23)	(0.24)	(0.27)	(0.27)	(0.25)
—	—	—	—	— [2]
(0.23)	(0.24)	(0.27)	(0.27)	(0.25)

$12.62	$12.25	$12.27	$11.75	$12.05

4.90%	1.89%	6.81%	(0.28% )	(0.50% )

$7,497	$11,864	$22,874	$28,002	$40,402
1.50%	1.50%	1.50%	1.56%	1.60%
1.63%	1.66%	1.66%	1.67%	1.68%
1.79%	2.02%	2.26%	2.25%	2.07%
1.66%	1.86%	2.10%	2.14%	1.99%
23%	27%	25%	32%	26%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.38	$12.40	$11.87	$12.17	$12.50

0.35	0.37	0.39	0.39	0.37
0.37	(0.02)	0.53	(0.30)	(0.33)
0.72	0.35	0.92	0.09	0.04

(0.35)	(0.37)	(0.39)	(0.39)	(0.37)
—	—	—	—	— [2]
(0.35)	(0.37)	(0.39)	(0.39)	(0.37)

$12.75	$12.38	$12.40	$11.87	$12.17

5.92%	2.92%	7.92%	0.75%	0.44%

$649,184	$453,727	$399,830	$377,445	$369,443
0.50%	0.50%	0.50%	0.56%	0.60%
0.63%	0.66%	0.66%	0.67%	0.68%
2.79%	3.02%	3.26%	3.25%	3.07%
2.66%	2.86%	3.10%	3.14%	2.99%
23%	27%	25%	32%	26%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.15	$11.48	$11.00	$11.05	$11.42

0.42	0.44	0.46	0.46	0.44
0.91	(0.33)	0.48	(0.05)	(0.37)
1.33	0.11	0.94	0.41	0.07

(0.42)	(0.44)	(0.46)	(0.46)	(0.44)
(0.02)	—	—	—	—
(0.44)	(0.44)	(0.46)	(0.46)	(0.44)

$12.04	$11.15	$11.48	$11.00	$11.05

12.12%	1.06%	8.81%	3.80%	0.72%

$247,542	$182,214	$208,549	$200,493	$190,211
0.85%	0.85%	0.85%	0.85%	0.85%
0.88%	0.91%	0.90%	0.91%	0.94%
3.65%	3.99%	4.22%	4.19%	4.02%
3.62%	3.93%	4.17%	4.13%	3.93%
16%	44%	33%	19%	27%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.20	$11.52	$11.04	$11.09	$11.47

0.33	0.36	0.38	0.38	0.36
0.91	(0.32)	0.48	(0.05)	(0.38)
1.24	0.04	0.86	0.33	(0.02)

(0.33)	(0.36)	(0.38)	(0.38)	(0.36)
(0.02)	–	–	–	–
(0.35)	(0.36)	(0.38)	(0.38)	(0.36)

$12.09	$11.20	$11.52	$11.04	$11.09

11.25%	0.41%	7.98%	3.03%	(0.11% )

$58,285	$68,993	$91,184	$92,155	$97,974
1.60%	1.60%	1.60%	1.60%	1.60%
1.63%	1.66%	1.65%	1.66%	1.69%
2.90%	3.24%	3.47%	3.44%	3.27%
2.87%	3.18%	3.42%	3.38%	3.18%
16%	44%	33%	19%	27%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

126

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.26	$11.58	$11.10	$11.15	$11.53

0.45	0.47	0.49	0.49	0.47
0.91	(0.32)	0.48	(0.05)	(0.38)
1.36	0.15	0.97	0.44	0.09

(0.45)	(0.47)	(0.49)	(0.49)	(0.47)
(0.02)	–	–	–	–
(0.47)	(0.47)	(0.49)	(0.49)	(0.47)

$12.15	$11.26	$11.58	$11.10	$11.15

12.32%	1.44%	9.03%	4.07%	0.92%

$1,452,944	$1,095,548	$1,141,973	$1,017,167	$932,716
0.60%	0.60%	0.60%	0.60%	0.60%
0.63%	0.66%	0.65%	0.66%	0.69%
3.90%	4.24%	4.47%	4.44%	4.27%
3.87%	4.18%	4.42%	4.38%	4.18%
16%	44%	33%	19%	27%

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Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds	August 31, 2021

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each a Fund, or together, the Funds). Each Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund prior to December 2, 2019 or for shares of Delaware Tax-Free USA Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year or for shares of Delaware Tax-Free USA Intermediate Fund prior to December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware National High-Yield Municipal Bond Fund on or after December 2, 2019 or for shares of Delaware Tax-Free USA Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase or for shares of Delaware Tax-Free USA Intermediate Fund on or after December 2, 2019, you will have to pay a Limited CDSC of 0.75% if you redeem these shares within the first year after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by

128

dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2021, and for all open tax years (years ended August 31, 2018–August 31, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2021, the Funds did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the

129

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

1. Significant Accounting Policies (continued) dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the year ended August 31, 2021.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2021, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free USA Fund	$488
Delaware Tax-Free USA Intermediate Fund	383
Delaware National High-Yield Municipal Bond Fund	131

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free USA	High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.5500%	0.5000%	0.5500%
On the next $500 million	0.5000%	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2020 through August 31, 2021.* These expense waivers and reimbursements may

130

only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Operating expense
limitation as
a percentage
of average
Fund	daily net assets
Delaware Tax-Free USA Fund	0.56%
Delaware Tax-Free USA Intermediate Fund	0.50%
Delaware National High-Yield Municipal Bond Fund	0.60%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$36,541
Delaware Tax-Free USA Intermediate Fund	38,160
Delaware National High-Yield Municipal Bond Fund	56,586

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$80,699
Delaware Tax-Free USA Intermediate Fund	84,720
Delaware National High-Yield Municipal Bond Fund	132,241

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under

131

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

“Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was contractually waived to 0.15% of average daily net assets from September 1, 2020 through August 31, 2021.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2021, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free USA Fund	$33,778
Delaware Tax-Free USA Intermediate Fund	35,290
Delaware National High-Yield Municipal Bond Fund	48,665

For the year ended August 31, 2021, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free USA Fund	$29,845
Delaware Tax-Free USA Intermediate Fund	11,386
Delaware National High-Yield Municipal Bond Fund	21,455

132

For the year ended August 31, 2021, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free USA Fund	$732	$92
Delaware Tax-Free USA Intermediate Fund	730	245
Delaware National High-Yield Municipal Bond Fund	1	3,252

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended August 31, 2021, were executed by each Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Board reviews a report related to the Funds’ compliance with the procedures adopted by the Board. Pursuant to these procedures, for the year ended August 31, 2021, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free USA Fund	$122,252,341	$102,972,898	$(896,553)
Delaware Tax-Free USA
Intermediate Fund	84,888,440	80,493,144	(543,615)
Delaware National High-Yield
Municipal Bond Fund	79,761,361	69,294,213	599,132
____________________

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

3. Investments

For the year ended August 31, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free USA Fund	$526,181,277	$368,780,719
Delaware Tax-Free USA Intermediate Fund	419,676,105	224,370,007
Delaware National High-Yield Municipal Bond Fund	550,597,963	238,093,414

133

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

3. Investments (continued)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximates the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
Fund	investments	of investments	of investments	of investments
Delaware Tax-Free
USA Fund	$1,071,354,395	$112,344,100	$(5,860,407)	$106,483,693
Delaware Tax-Free
USA Intermediate
Fund	1,165,326,134	104,343,509	(3,206,403)	101,137,106
Delaware National
High-Yield
Municipal Bond
Fund	1,589,101,649	190,637,171	(23,364,237)	167,272,934

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

134

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2021:

Delaware Tax-Free USA Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,151,598,088
Short-Term Investments	26,240,000
Total Value of Securities	$1,177,838,088

135

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

3. Investments (continued)

Delaware Tax-Free USA Intermediate Fund
Level 2
Securities
Assets:
Municipal Bonds	$1,255,333,240
Short-Term Investments	11,130,000
Total Value of Securities	$1,266,463,240

	Delaware National High-Yield Municipal Bond Fund
	Level 2	Level 3	Total
Securities
Assets:
Municipal Bonds	$1,752,857,303	$102,280	$1,752,959,583
Short-Term Investments	3,415,000	—	3,415,000
Total Value of Securities	$1,756,272,303	$102,280	$1,756,374,583

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund’s net assets at the beginning, interim, or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2021 and 2020 were as follows:

			Long-term
	Tax-exempt	Ordinary	capital
	income	income	gains	Total
Year ended August 31, 2021:
Delaware Tax-Free USA Fund	$26,906,497	$370,943	$4,387,140	$31,664,580
Delaware Tax-Free USA Intermediate Fund	26,905,589	10,810	—	26,916,399
Delaware National High-Yield Municipal
Bond Fund	56,883,957	1,187,337	2,269,417	60,340,711

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			Long-term
	Tax-exempt	Ordinary	capital
	income	income	gains	Total
Year ended August 31, 2020:
Delaware Tax-Free USA Fund	$19,686,226	$676,158	$1,263,782	$21,626,166
Delaware Tax-Free USA Intermediate Fund	16,218,407	—	—	16,218,407
Delaware National High-Yield Municipal
Bond Fund	56,742,285	249,820	—	56,992,105

5. Components of Net Assets on a Tax Basis

As of August 31, 2021, the components of net assets on a tax basis were as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free USA	High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$1,042,445,039	$1,123,614,414	$1,587,938,934
Undistributed ordinary
income	4,827,256	—	3,638,473
Undistributed tax-exempt
income	129,293	281,229	847,994
Undistributed long-term
capital gains	9,644,264	—	—
Distributions payable	(194,767)	(314,340)	(927,735)
Capital loss carryforwards	—	(3,105,252) *	—
Unrealized appreciation of
investments	106,483,693	101,137,106	167,272,934
Net assets	$1,163,334,778	$1,221,613,157	$1,758,770,600

*	A portion of the Fund’s capital loss carryforward is subject to limitation under the Internal Revenue Code and related regulations.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of discount and premium on debt instruments, if applicable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. At August 31, 2021, Delaware Tax-Free USA Intermediate Fund adjustments were to decrease distributable earnings and increase paid-in capital in excess of par by $4,996,050 due to capital loss carryforward from merger. Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund had no reclassifications.

137

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2021, Delaware Tax-Free USA Intermediate Fund utilized $3,602,027 of capital loss carryforwards.

At August 31, 2021, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free USA
Intermediate Fund	$3,105,252	$—	$3,105,252

At August 31, 2021, there were no capital loss carryforwards for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund.

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6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free USA		Delaware National High-Yield
	USA Fund		Intermediate Fund		Municipal Bond Fund
	Year ended		Year ended		Year ended
	8/31/21	8/31/20	8/31/21	8/31/20	8/31/21	8/31/20
Shares sold:
Class A	19,110,045	8,128,109	2,950,551	2,507,418	6,364,930	5,760,481
Class C	267,155	209,130	110,949	148,655	820,318	909,664
Institutional Class	8,792,678	5,517,306	18,574,271	11,945,089	35,382,590	30,588,566

Shares from merger:[1]
Class A	27,065,090	—	37,970,562	—	—	—
Institutional Class	490,723	—	1,475,716	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	1,919,829	1,237,423	833,095	243,247	610,519	640,413
Class C	22,237	28,406	13,956	27,722	155,294	218,235
Institutional Class	450,802	406,363	1,003,154	844,472	3,517,918	3,406,052
	58,118,559	15,526,737	62,932,254	15,716,603	46,851,569	41,523,411

Shares redeemed:
Class A	(13,023,321)	(8,760,862)	(5,681,539)	(4,166,754)	(2,749,864)	(8,235,396)
Class C	(409,050)	(677,015)	(498,982)	(1,072,043)	(2,314,658)	(2,879,671)
Institutional Class	(4,478,240)	(5,767,214)	(6,787,631)	(8,385,796)	(16,638,499)	(35,257,417)
	(17,910,611)	(15,205,091)	(12,968,152)	(13,624,593)	(21,703,021)	(46,372,484)

Net increase
(decrease)	40,207,948	321,646	49,964,102	2,092,010	25,148,548	(4,849,073)

[1]	See Note 7.

139

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

6. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the “Statements of changes in net assets.” For the years ended August 31, 2021 and 2020, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free USA Fund
Year ended
8/31/21	36,729	24,482	—	24,518	36,473	$761,979
8/31/20	118,464	60,517	—	60,554	117,593	2,113,033
Delaware Tax-Free USA Intermediate Fund
Year ended
8/31/21	107,662	11,026	538	11,563	106,713	1,488,442
8/31/20	119,341	17,213	—	17,222	118,367	1,660,124
Delaware National High-Yield Municipal Bond Fund
Year ended
8/31/21	43,780	52,403	1,754	34,517	63,161	1,126,321
8/31/20	320,408	19,256	—	15,368	321,944	3,710,189

7. Reorganization

On August 12, 2020, the Board approved a proposal to reorganize Delaware Tax-Exempt Opportunities Fund and Delaware Tax-Exempt Income Fund, each a series of Delaware Group Limited-Term Government Funds (the “Acquired Funds”) with and into Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (the “Acquiring Funds”) (the “Reorganization”) respectively. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trust, on behalf of the Acquiring Funds, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Funds to own shares of a Fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Funds. The reorganization was accomplished by a tax-free exchange of shares on December 4, 2020. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

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The share transactions associated with the merger are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Tax-Exempt Opportunities Fund			Delaware Tax-Free USA Fund
Class A	$328,299,539	19,434,282	27,065,090	$496,595,841	1.393
Class C	—	—	—	10,599,349	—
Institutional
Class	5,996,641	354,397	490,723	131,648,773	1.385

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Tax-Exempt Income			Delaware Tax-Free USA Intermediate
	Fund			Fund
Class A	$470,834,974	49,412,013	37,970,562	$108,082,382	0.768
Class C	—	—	—	11,623,405	—
Institutional
Class	18,475,967	1,938,317	1,475,716	474,092,009	0.761

The net assets of the Acquiring Funds before the Reorganization were $638,843,963 and $593,797,796. The net assets of the Acquiring Funds immediately following the Reorganization were $973,140,143 and $1,083,108,737.

Assuming the Reorganization had been completed on September 1, 2020, the Acquiring Funds’ pro forma results of operations for the year ended August 31, 2021, would have been as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund
Net investment income	$37,814,794	$41,528,548
Net realized gain on
investments	16,302,449	7,470,384
Net change in unrealized
appreciation	41,284,161	27,642,344
Net increase in net assets
resulting from
operations	$95,401,404	$76,641,276

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statement of Operations since the Reorganization was consummated on December 4, 2020.

141

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

8. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, each Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Funds had no amounts outstanding as of August 31, 2021, or at any time during the year then ended.

9. Securities Lending

Delaware Tax-Free USA Intermediate Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by

142

government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. Each fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the year ended August 31, 2021, Delaware Tax-Free USA Intermediate Fund had no securities out on loan. For the year ended August 31, 2021, Delaware Tax-Fee USA Fund and Delaware National High-Yield Municipal Bond Fund were not included in the Lending Agreement.

10. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and

143

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

10. Geographic, Credit, and Market Risks (continued)

liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

As of August 31, 2021, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California, New York, and territory of Puerto Rico, which constituted approximately 11.02%, 10.53%, and 14.46%, respectively, of the Fund’s net assets. As of August 31, 2021, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California, Illinois, and New York, which constituted approximately 11.88%, 12.14%, and 18.48%, respectively, of the Fund’s net assets. As of August 31, 2021, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the state of California and territory of Puerto Rico which constituted approximately 12.52% and 15.78%, respectively, the Fund’s net assets. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

144

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.”

11. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

145

Notes to financial statements
Delaware Funds by Macquarie® national tax-free funds

12. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in the Funds’ financial statements.

146

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Tax-Free Fund and Voyageur Mutual Funds and Shareholders of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund (constituting Delaware Group® Tax Free Fund) and Delaware National High-Yield Municipal Bond Fund (one of the funds constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2021, the related statements of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2021 and each of the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2021

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

147

Other Fund information (Unaudited)
Delaware Funds by Macquarie® national tax-free funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of each Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of each Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with its HLIM at all times during the reporting period.

148

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2021, each Fund reports distributions paid during the year as follows:

	(A)
	Long-Term	(B)	(C)
	Capital Gains	Ordinary Income	Tax-Exempt	Total
	Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free USA Fund	13.86%	1.17%	84.97%	100.00%
Delaware Tax-Free USA Intermediate Fund	—	0.04%	99.96%	100.00%
Delaware National
High-Yield Municipal Bond Fund	3.76%	1.97%	94.27%	100.00%

____________________

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

The percentage of the ordinary dividends reported by Delaware National High-Yield Municipal Bond Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100.00%.

Board consideration of Investment Advisory Agreements for Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the

149

Other Fund information (Unaudited)
Delaware Funds by Macquarie® national tax-free funds

Board consideration of Investment Advisory Agreements for Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund at a meeting held August 10-12, 2021 (continued)

Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) concerning, among other things, the nature, extent, and quality of services provided to the Funds, the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

150

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware National High-Yield Municipal Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free USA Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional general and insured municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free USA Intermediate Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group and, for comparative consistency, included 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware National High-Yield Municipal Bond Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board

151

Other Fund information (Unaudited)
Delaware Funds by Macquarie® national tax-free funds

Board consideration of Investment Advisory Agreements for Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund, and Delaware Tax-Free USA Intermediate Fund at a meeting held August 10-12, 2021 (continued)

considered fee waivers in place through December 2021 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free USA Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through October 2022 and various initiatives implemented by Management, such as a negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free USA Intermediate Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through October 2022 and various initiatives implemented by Management, such as a negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission (SEC) initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees

152

discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed each Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2021, each Fund’s net assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with each Fund and its shareholders.

153

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Interested Trustee

Shawn K. Lytle[1]	President,	President and	Global Head of Macquarie	150	Trustee — UBS Relationship
610 Market Street	Chief Executive	Chief Executive	Investment Management[2]		Funds, SMA Relationship Trust,
Philadelphia, PA	Officer,	Officer	(January 2019–Present)		and UBS Funds
19106-2354	and Trustee	since August 2015	Head of Americas of		(May 2010–April 2015)
February 1970		Trustee since	Macquarie Group
		September 2015	(December 2017–Present)
Deputy Global Head of
Macquarie Investment
Management
(2017–2019)
Head of Macquarie Investment
Management Americas
(2015–2017)

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				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Independent Trustees

Jerome D.	Trustee	Since January 2019	Managing Member, Stonebrook	150	None
Abernathy			Capital Management, LLC
610 Market Street			(financial technology: macro
Philadelphia, PA			factors and databases)
19106-2354			(January 1993-Present)
July 1959

Thomas L. Bennett	Chair and Trustee	Trustee since March	Private Investor	150	None
610 Market Street		2005	(March 2004–Present)
Philadelphia, PA		Chair since March
19106-2354		2015
October 1947

Ann D. Borowiec	Trustee	Since March 2015	Chief Executive Officer, Private	150	Director — Banco Santander
610 Market Street			Wealth Management		International
Philadelphia, PA			(2011–2013) and Market		(October 2016–December 2019)
19106-2354			Manager, New Jersey Private		Director — Santander Bank, N.A.
November 1958			Bank (2005–2011) — J.P.		(December 2016–December
			Morgan Chase & Co.		2019)

155

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Joseph W. Chow	Trustee	Since January 2013	Private Investor	150	Director and Audit Committee
610 Market Street			(April 2011–Present)		Member — Hercules Technology
Philadelphia, PA					Growth Capital, Inc.
19106-2354					(July 2004–July 2014)
January 1953

John A. Fry	Trustee	Since January 2001	President — Drexel University	150	Director; Compensation
610 Market Street			(August 2010–Present)		Committee and Governance
Philadelphia, PA			President — Franklin & Marshall		Committee Member —
19106-2354			College		Community Health Systems
May 1960			(July 2002–June 2010)		(May 2004–Present)
Director — Drexel Morgan & Co.
(2015–2019)
Director, Audit and
Compensation Committee
Member — vTv Therapeutics Inc.
(2017–Present)
Director and Audit Committee
Member — FS Credit Real Estate
Income Trust, Inc.
(2018–Present)
Director — Federal Reserve
Bank of Philadelphia
(January 2020–Present)

156

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Frances A.	Trustee	Since September	Private Investor	150	Trust Manager and Audit
Sevilla-Sacasa		2011	(January 2017–Present)		Committee Chair — Camden
610 Market Street			Chief Executive Officer — Banco		Property Trust
Philadelphia, PA			Itaú International		(August 2011–Present)
19106-2354			(April 2012–December 2016)		Director; Audit
January 1956			Executive Advisor to Dean		and Compensation
			(August 2011–March 2012) and		Committee Member —
			Interim Dean		Callon Petroleum Company
			(January 2011–July 2011) —		(December 2019–Present)
			University of Miami School of		Director — New Senior
			Business Administration		Investment Group Inc.
			President — U.S. Trust, Bank of		(January 2021–Present)
			America Private Wealth		Director; Audit Committee
			Management (Private Banking)		Member — Carrizo Oil & Gas,
			(July 2007-December 2008)		Inc. (March 2018–December
2019)

157

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Thomas K. Whitford	Trustee	Since January 2013	Vice Chairman — PNC Financial	150	Director — HSBC North America
610 Market Street			Services Group		Holdings Inc.
Philadelphia, PA			(2010–April 2013)		(December 2013–Present)
19106-2354					Director — HSBC USA Inc.
March 1956					(July 2014–Present)
Director — HSBC Bank USA,
National Association
(July 2014–March 2017)
Director — HSBC Finance
Corporation
(December 2013–April 2018)

158

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Christianna Wood	Trustee	Since January 2019	Chief Executive Officer and	150	Director; Finance Committee and
610 Market Street			President — Gore Creek Capital,		Audit Committee Member —
Philadelphia, PA			Ltd. (August 2009–Present)		H&R Block Corporation
19106-2354					(July 2008–Present)
August 1959					Director; Investments
Committee, Capital and Finance
Committee, and Audit
Committee Member — Grange
Insurance (2013–Present)
Trustee; Chair of Nominating and
Governance Committee and
Audit Committee Member —
The Merger Fund
(2013–October 2021),
The Merger Fund VL
(2013–October 2021); WCM
Alternatives: Event-Driven Fund
(2013–October 2021), and WCM
Alternatives: Credit Event Fund
(December 2017–October 2021)
Director; Chair of Governance
Committee and Audit Committee
Member — International
Securities Exchange (2010–2016)

159

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Janet L. Yeomans	Trustee	Since April 1999	Vice President and Treasurer	150	Director; Personnel and
610 Market Street			(January 2006–July 2012), Vice		Compensation Committee Chair;
Philadelphia, PA			President — Mergers &		Member of Nominating,
19106-2354			Acquisitions		Investments, and Audit
July 1948			(January 2003–January 2006),		Committees for various periods
			and Vice President and Treasurer		throughout directorship —
			(July 1995–January 2003) — 3M		Okabena Company (2009–2017)
Company
Officers
David F. Connor	Senior Vice President,	Senior Vice President,	David F. Connor has served in	150	None[3]
610 Market Street	General Counsel, and	since May 2013;	various capacities at different
Philadelphia, PA	Secretary	General Counsel	times at Macquarie Investment
19106-2354		since May 2015;	Management.
December 1963		Secretary since
October 2005

Daniel V. Geatens	Senior Vice President	Senior Vice President	Daniel V. Geatens has served in	150	None[3]
610 Market Street	and Treasurer	and Treasurer since	various capacities at different
Philadelphia, PA		October 2007	times at Macquarie Investment
19106-2354			Management.
October 1972

160

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Richard Salus	Senior Vice President	Senior Vice President	Richard Salus has served in	150	None
610 Market Street	and Chief Financial	and Chief Financial	various capacities at different
Philadelphia, PA	Officer	Officer since	times at Macquarie Investment
19106-2354		November 2006	Management.
October 1963

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3]	David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

161

About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds by Macquarie® Philadelphia, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO

Jerome D. Abernathy Managing Member, Stonebrook Capital Management, LLC Jersey City, NJ	Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

162

Annual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

August 31, 2021

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of August 31, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Funds by Macquarie® state tax-free funds	August 31, 2021 (Unaudited)

Performance preview (for the year ended August 31, 2021)
Delaware Tax-Free Arizona Fund (Institutional Class shares)	1-year return	+7.78%
Delaware Tax-Free Arizona Fund (Class A shares)	1-year return	+7.51%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+3.40%
Lipper Other States Municipal Debt Funds Average	1-year return	+1.85%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Arizona Fund, please see the table on page 9.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance of both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Other States Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation on a specified city or state basis.

Please see page 13 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free California Fund (Institutional Class shares)	1-year return	+7.14%
Delaware Tax-Free California Fund (Class A shares)	1-year return	+6.88%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+3.40%
Lipper California Municipal Debt Funds Average	1-year return	+4.86%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free California Fund, please see the table on page 14.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance for both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper California Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in California (double tax-exempt) or a city in California (triple tax-exempt).

Please see page 18 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Colorado Fund (Institutional Class shares)	1-year return	+5.91%
Delaware Tax-Free Colorado Fund (Class A shares)	1-year return	+5.64%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+3.40%
Lipper Colorado Municipal Debt Funds Average	1-year return	+1.85%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Colorado Fund, please see the table on page 19.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance for both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Other States Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation on a specified city or state basis.

Please see page 23 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

1

Portfolio management review
Delaware Funds by Macquarie® state tax-free funds

Delaware Tax-Free Idaho Fund (Institutional Class shares)	1-year return	+6.29%
Delaware Tax-Free Idaho Fund (Class A shares)	1-year return	+6.03%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+3.40%
Lipper Other States Municipal Debt Funds Average	1-year return	+1.85%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Idaho Fund, please see the table on page 24.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance for both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Other States Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation on a specified city or state basis.

Please see page 28 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free New York Fund (Institutional Class shares)	1-year return	+6.73%
Delaware Tax-Free New York Fund (Class A shares)	1-year return	+6.46%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+3.40%
Lipper New York Municipal Debt Funds Average	1-year return	+5.55%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free New York Fund, please see the table on page 29.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance for both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper New York Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in New York (double tax-exempt) or a city in New York (triple tax-exempt).

Please see page 33 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Pennsylvania Fund (Institutional Class shares)	1-year return	+7.31%
Delaware Tax-Free Pennsylvania Fund (Class A shares)	1-year return	+7.04%
Bloomberg Municipal Bond Index (benchmark)	1-year return	+3.40%
Lipper Pennsylvania Municipal Debt Funds Average	1-year return	+4.59%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Pennsylvania Fund, please see the table on page 34.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. The performance for both Institutional Class shares and Class A shares reflects the reinvestment of all distributions.

The Lipper Pennsylvania Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Pennsylvania (double tax-exempt) or a city in Pennsylvania (triple tax-exempt).

Please see page 38 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

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Investment objectives

Delaware Tax-Free Arizona Fund seeks as high a level of current income exempt from federal income tax and from the Arizona state personal income tax as is consistent with preservation of capital.

Delaware Tax-Free California Fund seeks as high a level of current income exempt from federal income tax and from the California state personal income tax as is consistent with preservation of capital.

Delaware Tax-Free Colorado Fund seeks as high a level of current income exempt from federal income tax and from the personal income tax in Colorado as is consistent with preservation of capital.

Delaware Tax-Free Idaho Fund seeks as high a level of current income exempt from federal income tax and from Idaho personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free New York Fund seeks as high a level of current income exempt from federal income tax and from New York state personal income taxes as is consistent with preservation of capital.

Delaware Tax-Free Pennsylvania Fund seeks as high a level of current income exempt from federal income tax and from Pennsylvania state personal income tax as is consistent with preservation of capital.

Economic backdrop

During the fiscal year ended August 31, 2021, the US economy expanded at a rapid pace, as states and municipalities opened up their economies and ended or scaled back pandemic-related restrictions. A $1.9 trillion federal economic stimulus program – the American Rescue Plan Act, passed in March 2021 – and continued aggressive monetary policy further supported the economy’s recovery after a difficult 2020.

Investors’ optimism began to grow in late 2020, along with the introduction of vaccines for COVID-19, which helped lead to a dramatic decline in virus cases and hospitalization rates. Uncertainty returned in the final months of the fiscal year, however, as the Delta variant of COVID-19 aggressively spread and new concerns emerged about the future path of the economic recovery.

Against this backdrop, the US economy enjoyed robust growth throughout the fiscal year. In the third quarter of 2020, for example, US gross domestic product (GDP) – a measure of national economic output – expanded by an annualized 33.4%. This was the fastest such increase in the country’s history, following an equally unprecedented 31.4% decline in the prior three-month period. US GDP grew by 4.5% in the fourth quarter of 2020, followed by increases of 6.3% in the first quarter of 2021 and an estimated 6.6% in the second quarter of 2021.

Employment trends similarly reflected the favorable economic backdrop. After the US jobless rate peaked in April 2020 at 14.7% – the highest level seen since the Great Depression – the employment picture quickly improved as state and local economies reopened. At the beginning of the Funds’ fiscal year in September 2020, US unemployment stood at a still historically high 8.4%. A year later, the country’s jobless rate had fallen to 5.2%.

Early in the pandemic, the US Federal Reserve cut its benchmark short-term interest rate, the federal funds rate, to essentially zero, where the rate remained throughout the fiscal year ended August 31, 2021. As signs mounted that inflation was accelerating, the Fed suggested it would consider increasing interest rates as early as 2023, moving up its previous timeline by a year.

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Portfolio management review
Delaware Funds by Macquarie® state tax-free funds

Sources: US Bureau of Economic Analysis, US Bureau of Labor Statistics, and Bloomberg.

Municipal bond market conditions

Overall, the municipal bond market, as measured by the Bloomberg Municipal Bond Index, gained 3.40% for the fiscal year ended August 31, 2021.

Municipal bonds benefited from a favorable technical backdrop, with robust demand for tax-exempt bonds accompanied by relatively limited supply. As the pandemic progressed, investors’ appetite for municipal debt remained strong, reflecting increased confidence in issuers’ underlying credit quality and expectations for higher tax rates in the future.

In this environment, longer-maturity bonds generally outperformed their intermediate- and shorter-dated counterparts, while lower-rated bonds outpaced higher-quality issues. High yield municipal debt – bonds with credit ratings below BBB – enjoyed particularly strong results.

The following tables show municipal bond returns by maturity length and by credit quality for the fiscal year ended August 31, 2021.

Returns by maturity
1 year	0.62%
3 years	1.17%
5 years	1.70%
10 years	3.10%
22+ years	5.54%

Returns by credit rating
AAA	1.70%
AA	2.50%
A	4.72%
BBB	8.52%

Source: Bloomberg.

Economic backdrop in the states

Arizona’s budget for the 2022 fiscal year included a significant change to the state’s approach to taxing personal income. With this $12.8 billion budget, the state begins to phase in a flat income tax by 2025 and eliminates the progressive income tax. At 2.5%, Arizona’s rate will be the lowest of the seven US states with a flat income tax. As a result of Proposition 208, which passed on the state’s November 2020 ballot and will help fund higher teacher salaries, high-income taxpayers will continue to pay a 3.5% surcharge on incomes. Going into the COVID-19 pandemic, Arizona had a $1 billion rainy day fund. From three federal aid programs to help states manage pandemic-related revenue losses, Arizona received $4.7 billion, of which the state has allocated 35% to date. Revenues for the 2021 fiscal year were 8.3% above projections. In July 2021, Arizona’s unemployment rate was 6.6%, exceeding the 4.9% rate of July 2019 but below the state’s April 2020 pandemic high of 14.2%. According to the 2020 US Census, Phoenix is now the country’s fifth-largest city and grew faster than any other large US city in the past decade. (Sources: azospb.gov, azleg.gov, bls.gov.)

California’s revenue projections meaningfully shifted with COVID-19. Before the pandemic, California had anticipated a budget surplus of $5.6 billion. Afterwards, the state faced a budget shortfall of $54 billion and the prospect of major budget cuts for the 2021 fiscal year. However, California ended up with a $75 billion surplus, reflecting the impact of federal aid programs and capital-gains tax collections due to a rising equity market. Of this surplus, $27 billion will go to K-12 education spending. California’s two largest pension funds generated returns of 21% and 27% during the 2021 fiscal year. Meanwhile, personal-income taxes, originally projected to fall by 7.1%, instead rose by 7.4% from the prior fiscal year. California’s budget for fiscal 2022 was

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$196 billion, the state’s largest ever and a $30 billion increase over the fiscal 2021 budget. State reserves reached $25.2 billion, or $3 billion more than the previous high. California is receiving $26 billion in funding from the federal American Rescue Plan Act, on top of the $9.2 billion of federal aid the state already received from the Coronavirus Aid, Relief, and Economic Security (CARES) Act. In July 2021, California’s unemployment rate was 7.6%, considerably higher than the 4.1% jobless rate seen two years earlier but less than half the pandemic high of 16% in April 2020. (Sources: dof.ca.gov, bls.gov, politico.com, standardandpoors.com.)

The $34.1 billion budget for Colorado’s 2022 fiscal year, which began on June 30, was $4 billion higher than the state’s fiscal 2021 budget. The current budget includes a 3% raise for state employees, an additional $480 million for K-12 education spending (amounting to 32.8% of General Fund spending), $430 million of restored cuts to state higher education, and $800 million for infrastructure spending. The budget does not include $3.8 billion of federal American Rescue Plan Act stimulus funds. In fiscal 2021, Colorado received $1.7 billion in COVID-19 federal stimulus funds via the CARES Act. With the revenue improvement came a $1.5 billion deposit into the state’s reserve fund, totaling 13% of General Fund spending. The state’s original projections for the 2021 fiscal year included a budget deficit of $3 billion, though Colorado finished the year with a nearly $5.3 billion surplus. Colorado’s unemployment rate was 6.1% in July 2021, higher than the 2.6% rate seen in July 2019 but well below the state’s 12.1% pandemic high in April 2020. (Sources: bls.gov, cpr.org, leg.colorado.gov.)

Idaho received approximately $1.3 billion in pandemic-related federal funding through the CARES Act, as well as $3.2 billion from the American Rescue Plan Act. Spending the latter will require two-thirds’ approval from the Idaho legislature, which has not yet provided approval. Idaho ended its 2021 fiscal year with its largest-ever budget surplus of $900 million. Revenues were $600 million ahead of estimates, as sales, personal-income, and corporate taxes were 7.7%, 24.5%, and 33.2% higher than budgeted amounts, respectively. The state provided $435 million in tax relief in fiscal year 2022, including $220 million via a one-time tax rebate. Idaho’s unemployment rate in July 2021 was the country’s second lowest at 3%, slightly above the state’s July 2019 rate of 2.8% and far below the April 2020 pandemic-era high of 11.6%. (Sources: dfm.idaho.gov, legislature.idaho.gov, bls.gov.)

New York’s fiscal year ends on March 31, so early in the pandemic the state, anticipating economic decline, had to rapidly cut its budget for the 2021 fiscal year. New York’s revenue collections for fiscal 2021 wound up $513.3 million below the prior year’s, even as they were still $3 billion above budget. The state will receive a total of $12.7 billion in federal pandemic assistance via the American Rescue Plan Act. As with most states, New York has spent only a small portion of that amount so far ($378 million since April). The state’s fiscal 2022 budget of $212 billion ($20 billion higher than the governor’s request) included a record $29.5 billion in K-12 education spending. New York’s pension-discount rate was lowered to less than 6%, the lowest nationally, due to outsized returns for the 2021 fiscal year. As part of its fiscal 2022 budget, the state increased tax rates for corporations as well as the highest earners. As of July 2021, the state’s unemployment rate was 7.6%, double the level in July 2019 but below the high of 16.2% seen in April 2020. (Sources: bls.gov, budget.ny.gov, bloomberg.com.)

Pennsylvania finished its 2021 fiscal year in June with $40.4 billion in General Fund revenue, 9.3% higher than originally estimated and contrasting with the prior year’s estimate of a 9.1% decline.

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Portfolio management review
Delaware Funds by Macquarie® state tax-free funds

Sales-tax receipts for fiscal 2021 were 7.8% above budget, while personal-income tax and corporate-tax revenues were 5.5% and 23.3% higher, respectively. Pennsylvania’s budget for fiscal 2022 featured a spending increase of 7.8% and was the state’s first budget to exceed $40 billion. Pennsylvania received $7 billion from three federal aid packages due to the COVID-19 pandemic, using $1 billion of that amount in its budget for fiscal 2022. The state is spending an additional $300 million on education, putting K-12 expenditures at 33.2% of all state spending. Pennsylvania will have nearly $8 billion in cash available to begin the 2022 fiscal year, compared with just $246 million the prior fiscal year. The state will put $2.5 billion in its rainy day fund. As of July 2021, Pennsylvania’s unemployment rate was down to 6.6%, higher than the July 2019 rate of 4.4% but below the pandemic high of 16.2% in May 2020. (Sources: bls.gov, patreasury.gov.)

A consistent management approach

For all the Funds discussed in this report, we continued to follow the same management strategy we use regardless of the market environment. We emphasize a bottom-up investment approach, meaning we rely on our team’s thorough credit research to choose bonds on an issuer-by-issuer basis. We regularly seek tax-exempt bonds that offer the Funds’ shareholders what we view as an attractive trade-off between return opportunity and risk.

We prefer to overweight bonds with lower-investment-grade or below-investment-grade credit ratings and that, in our opinion, are backed by solid underlying credit quality, due to these securities’ tendency to offer better income characteristics.

In certain states, particularly those with larger municipal bond marketplaces, executing this strategy tends to be straightforward. However, in other states with more constrained supply of municipal debt – especially lower-rated municipal debt – it could sometimes be difficult to invest in the bonds we would ordinarily prefer. In these cases, to keep the Funds fully invested, we sought bonds that offered what we viewed as an appropriate risk-reward trade-off, while remaining on the lookout for suitable lower-rated issues to support our long-term portfolio management objectives.

As of the end of the fiscal year on August 31, 2021, roughly 39% of the net assets of Delaware Tax-Free Arizona Fund was invested in bonds with lower-investment-grade credit ratings (A and BBB), while about 40% of the net assets of Delaware Tax-Free California Fund was invested in these same credit tiers. Roughly 29% of Delaware Tax-Free Colorado Fund was invested in bonds rated lower investment grade, compared with about 32% of Delaware Tax-Free Idaho Fund, 32% of Delaware Tax-Free New York Fund, and 44% of Delaware Tax-Free Pennsylvania Fund.

All six Funds also maintained allocations to high yield municipal bonds. By prospectus, the Funds may hold up to 20% of their net assets in high yield debt.

Consistently seeking value

At the start of the fiscal year, the US was only a few months into the coronavirus pandemic, and municipal bond valuations remained depressed in several sectors. This was especially true of market areas uniquely vulnerable to the spread of COVID-19, such as continuing care retirement communities and charter schools.

When possible, we prioritized opportunities to buy suitable higher yielding bonds in these and other sectors that we believed would allow us to enhance the Funds’ income-generating capability while potentially providing total return opportunity. These included select opportunities among bonds in the healthcare and education sectors. Over

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time, bonds in these sectors experienced narrowing credit spreads and provided lower yields, gradually making them less attractive areas for new investment, in our view.

To varying extents in each Fund, we also bought tax-exempt bonds affiliated with the US territory of Puerto Rico, where we continued to find value amid that commonwealth’s ongoing financial restructuring.

Over time, as credit spreads narrowed, we became especially selective with new investments, focusing on purchasing bonds that we believed offered the Funds’ shareholders a favorable risk-reward trade-off. As attractive value opportunities became harder to find, we continued to prioritize our research efforts to try to find higher yielding state bonds that we believed represented long-term value, and we were willing to remain patient while pursuing this goal.

Individual performance effects

As we mentioned, longer-duration bonds – those with more sensitivity to interest rates – generally outperformed shorter-duration bonds, and lower-rated bonds outpaced higher-quality bonds. Often during this fiscal year, the Funds’ leading individual contributors and detractors reflected these performance trends.

In Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free Pennsylvania Fund, for example, the strongest-performing securities were Puerto Rico dedicated-tax bonds. (Bonds issued by Puerto Rico and other US territories are generally fully tax-exempt for US residents.) These bonds, with a credit rating below investment grade and a 2040 maturity date, generated returns ranging between 45% and 55%, having benefited from Puerto Rico’s improved credit quality, investors’ optimism about its debt restructuring plan, and the bonds’ relatively low valuations to begin the fiscal year. In addition, Delaware Tax-Free Colorado Fund and Delaware Tax-Free New York Fund saw strong performance from a position in Puerto Rico Electric Power Authority bonds. These bonds, yielding 5.25% and maturing in 2024, returned nearly 45% for the Funds.

In Delaware Tax-Free Arizona Fund, bonds for the Legacy Sports Park USA project in Mesa were strong individual performers. The securities gained 30% for the Fund’s fiscal year, reflecting favorable revenue projections for this sports-facility project. The Fund also benefited from the timing of this purchase, as we bought these bonds early in the pandemic at what we anticipated was a temporarily depressed price. As the municipal bond market bounced back, this debt gained disproportionately in value, lifting the Fund’s result.

Many other strong performers similarly reflected recoveries from unusually low valuations to begin the fiscal year. Delaware Tax-Free Colorado Fund, for instance, benefited from an investment in bonds for Sunny Vista Living Center, a Colorado Springs continuing care retirement facility. These nonrated bonds returned more than 14% for the Fund. In Delaware Tax-Free Pennsylvania Fund, senior-housing bonds issued by the Cumberland County Municipal Authority strongly appreciated this fiscal year, gaining more than 19% for the Fund.

Delaware Tax-Free California Fund benefited from its holding in nonrated zero-coupon Inland Empire tobacco-securitization bonds, which rose 45% for the Fund. Similarly, Delaware Tax-Free New York Fund benefited from Erie County tobacco securitization bonds, which gained close to 20%. Older tobacco bonds such as these continued to benefit from their relative scarcity, rising in price as many tobacco issuers have refinanced outstanding debt and replaced older bonds with newer, lower-coupon debt.

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Portfolio management review
Delaware Funds by Macquarie® state tax-free funds

Another notable individual contributor was bonds for the North Star Charter School in Eagle, Idaho. These securities gained more than 55% for Delaware Tax-Free Idaho Fund as investors’ concerns about the issuer’s credit quality eased.

In contrast, many of the Funds’ weakest-performing bonds – many of which still managed a small positive return – featured relatively high credit quality or short durations. In Delaware Tax-Free Arizona Fund, for example, pre-refunded bonds for Regents University and water quality bonds issued by Arizona Water Infrastructure Finance Authority achieved only a small gain for the Fund’s fiscal year, trailing the overall municipal bond market by several percentage points.

Delaware Tax-Free California Fund’s leading detractors for the fiscal year, because of their high credit quality or limited durations, included AAA-rated Stanford University bonds, which declined more than 1%, and California State Prisons municipal lease debt, which had a roughly flat return.

Delaware Tax-Free Colorado Fund saw relative underperformance from its position in pre-refunded North Colorado Medical Center hospital bonds issued by the Colorado Health Facilities Authority, as well as general obligation debt of Jefferson County School District. Highly rated, low-duration school district bonds for Madison County and Canyon County were weaker performers for Delaware Tax-Free Idaho Fund, while Delaware Tax-Free New York Fund’s detractors included pre-refunded bonds for Nazareth College and short-duration municipal lease debt for the 4 World Trade Center Project in New York City.

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Performance summaries
Delaware Tax-Free Arizona Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. April 1, 1991)
Excluding sales charge	+7.51%	+3.58%	+4.20%	+5.20%
Including sales charge	+2.71%	+2.63%	+3.72%	+5.04%
Class C (Est. May 25, 1994)
Excluding sales charge	+6.70%	+2.79%	+3.42%	+4.04%
Including sales charge	+5.70%	+2.79%	+3.42%	+4.04%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+7.78%	+3.82%	—	+5.09%
Including sales charge	+7.78%	+3.82%	—	+5.09%
Bloomberg Municipal Bond Index	+3.40%	+3.30%	+4.05%	+4.34%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the

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Performance summaries
Delaware Tax-Free Arizona Fund

bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three. BB indicating the least degree of speculation of the three.

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[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.59% of the Fund’s average daily net assets from September 1, 2020 to August 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	1.01%	1.76%	0.76%
Net expenses (including fee
waivers, if any)	0.84%	1.59%	0.59%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

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Performance summaries
Delaware Tax-Free Arizona Fund

Performance of a $10,000 investment1

Class A shares
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$14,874
Delaware Tax-Free Arizona Fund — Class A shares	$9,550	$14,411

Institutional Class shares
Average annual total returns from December 31, 2013 (inception date) through August 31, 2021

For period beginning December 31, 2013 through August 31, 2021	Starting value	Ending value
Delaware Tax-Free Arizona Fund — Institutional Class shares	$10,000	$14,632
Bloomberg Municipal Bond Index	$10,000	$13,550

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[1]	The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2011, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2011.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 9 through 13.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Gross domestic product, mentioned on page 3, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VAZIX	928916204
Class C	DVACX	928916501
Institutional Class	DAZIX	928916873

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Performance summaries
Delaware Tax-Free California Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. March 2, 1995)
Excluding sales charge	+6.88%	+3.57%	+4.90%	+5.39%
Including sales charge	+2.10%	+2.62%	+4.41%	+5.21%
Class C (Est. April 9, 1996)
Excluding sales charge	+5.99%	+2.79%	+4.12%	+4.54%
Including sales charge	+4.99%	+2.79%	+4.12%	+4.54%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+7.14%	+3.83%	—	+5.35%
Including sales charge	+7.14%	+3.83%	—	+5.35%
Bloomberg Municipal Bond Index	+3.40%	+3.30%	+4.05%	+4.34%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 16. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the

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bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

15

Performance summaries
Delaware Tax-Free California Fund

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.57% of the Fund’s average daily net assets from September 1, 2020 to August 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	1.03%	1.78%	0.78%
Net expenses (including fee
waivers, if any)	0.82%	1.57%	0.57%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

16

Performance of a $10,000 investment1

Class A shares
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Delaware Tax-Free California Fund — Class A shares	$9,550	$15,402
Bloomberg Municipal Bond Index	$10,000	$14,874

Institutional Class shares
Average annual total returns from December 31, 2013 (inception date) through August 31, 2021

For period beginning December 31, 2013 through August 31, 2021	Starting value	Ending value
Delaware Tax-Free California Fund — Institutional Class shares	$10,000	$14,911
Bloomberg Municipal Bond Index	$10,000	$13,550

17

Performance summaries
Delaware Tax-Free California Fund

[1]	The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2011, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2011.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 16. Please note additional details on pages 14 through 18.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Gross domestic product, mentioned on page 3, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVTAX	928928829
Class C	DVFTX	928928795
Institutional Class	DCTIX	928928167

18

Performance summaries
Delaware Tax-Free Colorado Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. April 23, 1987)
Excluding sales charge	+5.64%	+3.26%	+4.19%	+5.57%
Including sales charge	+0.85%	+2.31%	+3.72%	+5.42%
Class C (Est. May 5, 1994)
Excluding sales charge	+4.85%	+2.49%	+3.41%	+4.06%
Including sales charge	+3.85%	+2.49%	+3.41%	+4.06%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+5.91%	+3.52%	—	+4.96%
Including sales charge	+5.91%	+3.52%	—	+4.96%
Bloomberg Municipal Bond Index	+3.40%	+3.30%	+4.05%	+4.34%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 21. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales (CDSC) charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the

19

Performance summaries
Delaware Tax-Free Colorado Fund

bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

20

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.57% of the Fund’s average daily net assets from December 29, 2020 to August 31, 2021.* Prior to December 29, 2020, expense waiver was 0.59% of the Fund’s average daily net assets. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	0.96%	1.71%	0.71%
Net expenses (including fee
waivers, if any)	0.82%	1.57%	0.57%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

21

Performance summaries
Delaware Tax-Free Colorado Fund

Performance of a $10,000 investment1

Class A shares
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$14,874
Delaware Tax-Free Colorado Fund — Class A shares	$9,550	$14,406

Institutional Class shares
Average annual total returns from December 31, 2013 (inception date) through August 31, 2021

For period beginning December 31, 2013 through August 31, 2021	Starting value	Ending value
Delaware Tax-Free Colorado Fund — Institutional Class shares	$10,000	$14,495
Bloomberg Municipal Bond Index	$10,000	$13,550

22

[1]	The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2011, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2011.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 21. Please note additional details on pages 19 through 23.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Gross domestic product, mentioned on page 3, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VCTFX	928920107
Class C	DVCTX	92907R101
Institutional Class	DCOIX	92907R200

23

Performance summaries
Delaware Tax-Free Idaho Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. January 4, 1995)
Excluding sales charge	+6.03%	+3.16%	+3.33%	+4.74%
Including sales charge	+1.28%	+2.21%	+2.86%	+4.56%
Class C (Est. January 10, 1995)
Excluding sales charge	+5.24%	+2.39%	+2.56%	+3.94%
Including sales charge	+4.24%	+2.39%	+2.56%	+3.94%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+6.29%	+3.42%	—	+4.33%
Including sales charge	+6.29%	+3.42%	—	+4.33%
Bloomberg Municipal Bond Index	+3.40%	+3.30%	+4.05%	+4.34%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 26. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the

24

bond was paying. A portfolio may then have to reinvest that money at a lower interest rate. Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

25

Performance summaries
Delaware Tax-Free Idaho Fund

[2]

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.61% of the Fund’s average daily net assets from September 1, 2020 to August 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	1.02%	1.77%	0.77%
Net expenses (including fee
waivers, if any)	0.86%	1.61%	0.61%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

26

Performance of a $10,000 investment1

Class A shares
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$14,874
Delaware Tax-Free Idaho Fund — Class A shares	$9,550	$13,258

Institutional Class shares
Average annual total returns from December 31, 2013 (inception date) through August 31, 2021

For period beginning December 31, 2013 through August 31, 2021	Starting value	Ending value
Delaware Tax-Free Idaho Fund — Institutional Class shares	$10,000	$13,841
Bloomberg Municipal Bond Index	$10,000	$13,550

27

Performance summaries
Delaware Tax-Free Idaho Fund

[1]

The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2011, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2011.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 26. Please note additional details on pages 24 through 28.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Gross domestic product, mentioned on page 3, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VIDAX	928928704
Class C	DVICX	928928803
Institutional Class	DTIDX	928928159

28

Performance summaries
Delaware Tax-Free New York Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. November 6, 1987)
Excluding sales charge	+6.46%	+3.31%	+4.43%	+5.48%
Including sales charge	+1.67%	+2.37%	+3.95%	+5.34%
Class C (Est. April 26, 1995)
Excluding sales charge	+5.68%	+2.54%	+3.64%	+3.95%
Including sales charge	+4.68%	+2.54%	+3.64%	+3.95%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+6.73%	+3.58%	—	+5.07%
Including sales charge	+6.73%	+3.58%	—	+5.07%
Bloomberg Municipal Bond Index	+3.40%	+3.30%	+4.05%	+4.34%*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]

Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 31. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the

29

Performance summaries
Delaware Tax-Free New York Fund

bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

30

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.55% of the Fund’s average daily net assets from September 1, 2020 to August 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	1.05%	1.80%	0.80%
Net expenses (including fee
waivers, if any)	0.80%	1.55%	0.55%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

31

Performance summaries
Delaware Tax-Free New York Fund

Performance of a $10,000 investment1

Class A shares
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$14,874
Delaware Tax-Free New York Fund — Class A shares	$9,550	$14,726

Institutional Class shares
Average annual total returns from December 31, 2013 (inception date) through August 31, 2021

For period beginning December 31, 2013 through August 31, 2021	Starting value	Ending value
Delaware Tax-Free New York Fund — Institutional Class shares	$10,000	$14,610
Bloomberg Municipal Bond Index	$10,000	$13,550

32

[1]	The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2011, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2011.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 31. Please note additional details on pages 29 through 33.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Gross domestic product, mentioned on page 3, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	FTNYX	928928274
Class C	DVFNX	928928258
Institutional Class	DTNIX	928928142

33

Performance summaries
Delaware Tax-Free Pennsylvania Fund	August 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. March 23, 1977)
Excluding sales charge	+7.04%	+3.53%	+4.30%	+5.47%
Including sales charge	+2.23%	+2.57%	+3.83%	+5.36%
Class C (Est. November 29, 1995)
Excluding sales charge	+6.24%	+2.75%	+3.52%	+3.72%
Including sales charge	+5.24%	+2.75%	+3.52%	+3.72%
Institutional Class (Est. December 31, 2013)
Excluding sales charge	+7.31%	+3.78%	—	+5.05%
Including sales charge	+7.31%	+3.78%	—	+5.05%
Bloomberg Municipal Bond Index	+3.40%	+3.30%	+4.05%	+4.34%	*

*	The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 36. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net

34

assets. Performance for Class C shares, excluding sales charges, assumes either that CDSCs did not apply or that the investment was not redeemed.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt. The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, regional, and other factors of that state than geographically diversified funds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

35

Performance summaries
Delaware Tax-Free Pennsylvania Fund

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.59% of the Fund’s average daily net assets from September 1, 2020 to August 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Institutional Class
Total annual operating expenses
(without fee waivers)	0.92%	1.68%	0.68%
Net expenses (including fee
waivers, if any)	0.83%	1.59%	0.59%
Type of waiver	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

36

Performance of a $10,000 investment1

Class A shares
Average annual total returns from August 31, 2011 through August 31, 2021

For period beginning August 31, 2011 through August 31, 2021	Starting value	Ending value
Bloomberg Municipal Bond Index	$10,000	$14,874
Delaware Tax-Free Pennsylvania Fund — Class A shares	$9,550	$14,556

Institutional Class shares
Average annual total returns from December 31, 2013 (inception date) through August 31, 2021

For period beginning December 31, 2013 through August 31, 2021	Starting value	Ending value
Delaware Tax-Free Pennsylvania Fund — Institutional Class shares	$10,000	$14,584
Bloomberg Municipal Bond Index	$10,000	$13,550

37

Performance summaries
Delaware Tax-Free Pennsylvania Fund

[1]	The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on August 31, 2011, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of August 31, 2011.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on December 31, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Municipal Bond Index as of December 31, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 36. Please note additional details on pages 34 through 38.

The Bloomberg Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Gross domestic product, mentioned on page 3, is a measure of all goods and services produced by a nation in a year.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DELIX	233216100
Class C	DPTCX	233216308
Institutional Class	DTPIX	24609H701

38

Disclosure of Fund expenses
For the six-month period from March 1, 2021 to August 31, 2021 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2021 to August 31, 2021.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

39

Disclosure of Fund expenses
For the six-month period from March 1, 2021 to August 31, 2021 (Unaudited)

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,040.90	0.84%	$4.32
Class C	1,000.00	1,036.90	1.59%	8.16
Institutional Class	1,000.00	1,041.30	0.59%	3.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,017.19	1.59%	8.08
Institutional Class	1,000.00	1,022.23	0.59%	3.01

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,037.10	0.86%	$4.42
Class C	1,000.00	1,033.20	1.61%	8.25
Institutional Class	1,000.00	1,038.40	0.61%	3.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.87	0.86%	$4.38
Class C	1,000.00	1,017.09	1.61%	8.19
Institutional Class	1,000.00	1,022.13	0.61%	3.11

40

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,033.40	0.83%	$4.25
Class C	1,000.00	1,029.50	1.58%	8.08
Institutional Class	1,000.00	1,034.70	0.58%	2.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.02	0.83%	$4.23
Class C	1,000.00	1,017.24	1.58%	8.03
Institutional Class	1,000.00	1,022.28	0.58%	2.96

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,033.60	0.86%	$4.41
Class C	1,000.00	1,029.70	1.61%	8.24
Institutional Class	1,000.00	1,034.90	0.61%	3.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.87	0.86%	$4.38
Class C	1,000.00	1,017.09	1.61%	8.19
Institutional Class	1,000.00	1,022.13	0.61%	3.11

41

Disclosure of Fund expenses
For the six-month period from March 1, 2021 to August 31, 2021 (Unaudited)

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,040.30	0.83%	$4.27
Class C	1,000.00	1,036.40	1.58%	8.11
Institutional Class	1,000.00	1,042.50	0.58%	2.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.02	0.83%	$4.23
Class C	1,000.00	1,017.24	1.58%	8.03
Institutional Class	1,000.00	1,022.28	0.58%	2.96

Delaware Tax-Free Pennsylvania Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/21	8/31/21	Expense Ratio	3/1/21 to 8/31/21*
Actual Fund return†
Class A	$1,000.00	$1,040.30	0.83%	$4.27
Class C	1,000.00	1,035.10	1.59%	8.16
Institutional Class	1,000.00	1,040.30	0.59%	3.03
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.02	0.83%	$4.23
Class C	1,000.00	1,017.19	1.59%	8.08
Institutional Class	1,000.00	1,022.23	0.59%	3.01

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above, each Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The tables above do not reflect the expenses of the Underlying Funds.

42

Security type / sector / state / territory allocations
Delaware Tax-Free Arizona Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.43%
Corporate Revenue Bonds	5.69%
Education Revenue Bonds	26.36%
Electric Revenue Bonds	7.00%
Healthcare Revenue Bonds	21.42%
Lease Revenue Bonds	4.68%
Local General Obligation Bonds	3.85%
Pre-Refunded Bonds	2.16%
Special Tax Revenue Bonds	13.69%
State General Obligation Bonds	2.96%
Transportation Revenue Bonds	5.15%
Water & Sewer Revenue Bonds	5.47%
Short-Term Investments	0.89%
Total Value of Securities	99.32%
Receivables and Other Assets Net of Liabilities	0.68%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Arizona	82.30%
Guam	0.32%
Puerto Rico	16.70%
Total Value of Securities	99.32%

43

Security type / sector / state / territory allocations
Delaware Tax-Free California Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.22%
Corporate Revenue Bonds	10.85%
Education Revenue Bonds	22.26%
Electric Revenue Bonds	3.14%
Healthcare Revenue Bonds	10.36%
Housing Revenue Bonds	3.11%
Lease Revenue Bonds	3.70%
Local General Obligation Bonds	3.35%
Pre-Refunded/Escrowed to Maturity Bonds	9.41%
Special Tax Revenue Bonds	13.35%
State General Obligation Bonds	10.23%
Transportation Revenue Bonds	10.46%
Short-Term Investments	0.74%
Total Value of Securities	100.96%
Liabilities Net of Receivables and Other Assets	(0.96%)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
California	84.63%
Guam	0.32%
Puerto Rico	14.72%
Texas	0.37%
US Virgin Islands	0.17%
Wisconsin	0.75%
Total Value of Securities	100.96%

44

Security type / sector / state / territory allocations
Delaware Tax-Free Colorado Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.39%
Corporate Revenue Bonds	2.87%
Education Revenue Bonds	12.39%
Electric Revenue Bonds	6.86%
Healthcare Revenue Bonds	24.02%
Lease Revenue Bonds	1.83%
Local General Obligation Bonds	10.08%
Pre-Refunded Bonds	10.88%
Special Tax Revenue Bonds	15.09%
State General Obligation Bonds	2.68%
Transportation Revenue Bonds	6.48%
Water & Sewer Revenue Bonds	4.21%
Short-Term Investments	2.11%
Total Value of Securities	99.50%
Receivables and Other Assets Net of Liabilities	0.50%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	86.84%
Guam	1.75%
Puerto Rico	10.49%
US Virgin Islands	0.42%
Total Value of Securities	99.50%

45

Security type / sector / state / territory allocations
Delaware Tax-Free Idaho Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.27%
Corporate Revenue Bonds	4.53%
Education Revenue Bonds	21.26%
Electric Revenue Bonds	5.59%
Healthcare Revenue Bonds	10.31%
Housing Revenue Bonds	2.26%
Lease Revenue Bonds	13.27%
Local General Obligation Bonds	15.51%
Pre-Refunded Bonds	6.36%
Special Tax Revenue Bonds	12.95%
State General Obligation Bonds	3.69%
Transportation Revenue Bonds	1.77%
Water & Sewer Revenue Bonds	0.77%
Short-Term Investments	2.33%
Total Value of Securities	100.60%
Liabilities Net of Receivables and Other Assets	(0.60%	)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	2.88%
Idaho	82.84%
Puerto Rico	14.88%
Total Value of Securities	100.60%

46

Security type / sector / state / territory allocations
Delaware Tax-Free New York Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.45%
Corporate Revenue Bonds	6.58%
Education Revenue Bonds	23.50%
Electric Revenue Bonds	8.25%
Healthcare Revenue Bonds	5.80%
Lease Revenue Bonds	7.90%
Local General Obligation Bonds	3.35%
Pre-Refunded Bonds	2.81%
Resource Recovery Revenue Bond	0.73%
Special Tax Revenue Bonds	19.33%
State General Obligation Bonds	2.98%
Transportation Revenue Bonds	13.00%
Water & Sewer Revenue Bonds	5.22%
Short-Term Investments	0.37%
Total Value of Securities	99.82%
Receivables and Other Assets Net of Liabilities	0.18%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.85%
New York	85.18%
Puerto Rico	13.71%
US Virgin Islands	0.08%
Total Value of Securities	99.82%

47

Security type / sector / state / territory allocations
Delaware Tax-Free Pennsylvania Fund	As of August 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.70%
Corporate Revenue Bonds	6.10%
Education Revenue Bonds	10.84%
Electric Revenue Bonds	4.78%
Healthcare Revenue Bonds	33.18%
Lease Revenue Bonds	1.08%
Local General Obligation Bonds	5.87%
Pre-Refunded/Escrowed to Maturity Bonds	7.42%
Special Tax Revenue Bonds	12.86%
State General Obligation Bonds	4.29%
Transportation Revenue Bonds	13.69%
Water & Sewer Revenue Bond	0.59%
Total Value of Securities	100.70%
Liabilities Net of Receivables and Other Assets	(0.70%	)
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Pennsylvania	85.23%
Puerto Rico	15.47%
Total Value of Securities	100.70%

48

Schedules of investments
Delaware Tax-Free Arizona Fund	August 31, 2021

	Principal
	amount°	Value (US $)
Municipal Bonds — 98.43%
Corporate Revenue Bonds — 5.69%
Arizona Industrial Development Authority Revenue
(Legacy Cares Project)
Series A 144A 6.00% 7/1/51 #	550,000	$610,907
Series A 144A 7.75% 7/1/50 #	285,000	343,528
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
2.70% 12/1/37 (AMT) ●	1,300,000	1,357,200
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,829,360
		5,140,995
Education Revenue Bonds — 26.36%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
Series A 5.00% 7/1/51	1,000,000	1,151,190
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	350,000	399,536
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	309,110
144A 6.00% 7/1/47 #	400,000	486,644
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus
Projects)
Series A 144A 5.00% 7/15/49 #	375,000	426,750
(Empower College Prep Project)
144A 6.00% 7/1/49 #	500,000	554,010
(Equitable School Revolving Fund)
Series A 4.00% 11/1/49	1,600,000	1,790,832
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	965,610
Series A 2.375% 7/1/52	1,000,000	973,130
(KIPP NYC Public Charter Schools - Macombs Facility Project)
Series A 4.00% 7/1/61	1,980,000	2,240,984
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	375,000	408,251
(Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose
Campus Projects)
Series A 144A 5.75% 7/15/48 #	250,000	292,145
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,003,560
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	661,480

49

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	$293,025
(Creighton University Project)
4.00% 7/1/50	1,000,000	1,160,870
(Great Hearts Arizona Projects)
Series A 5.00% 7/1/52	725,000	844,966
(Highland Prep Projects)
Series A 4.00% 7/1/56	2,000,000	2,303,180
(Reid Traditional Schools Projects)
5.00% 7/1/47	785,000	885,652
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project)
5.00% 7/1/31	500,000	599,830
Phoenix Industrial Development Authority
(Choice Academies Project)
5.625% 9/1/42	1,250,000	1,287,850
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	500,000	510,360
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,109,860
(Rowan University Project)
5.00% 6/1/42	2,000,000	2,064,440
Pima County Industrial Development Authority Education Revenue
(Edkey Charter Schools Project)
144A 5.00% 7/1/55 #	500,000	547,610
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	556,025
		23,826,900
Electric Revenue Bonds – 7.00%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	450,000	441,000
Series A 5.05% 7/1/42 ‡	55,000	53,900
Series AAA 5.25% 7/1/25 ‡	35,000	34,431
Series WW 5.00% 7/1/28 ‡	450,000	441,000
Series WW 5.25% 7/1/33 ‡	430,000	423,012
Series WW 5.50% 7/1/38 ‡	620,000	611,475
Series XX 4.75% 7/1/26 ‡	35,000	34,169
Series XX 5.25% 7/1/40 ‡	355,000	349,231
Series XX 5.75% 7/1/36 ‡	125,000	123,750
Series ZZ 4.75% 7/1/27 ‡	30,000	29,288
Series ZZ 5.25% 7/1/24 ‡	45,000	44,269

50

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Salt River Project Agricultural Improvement & Power District Electric
System Revenue
Series A 5.00% 1/1/39	2,000,000	$2,463,900
Series A 5.00% 1/1/47	1,000,000	1,276,010
		6,325,435
Healthcare Revenue Bonds – 21.42%
Arizona Health Facilities Authority Hospital System Revenue
(Phoenix Children’s Hospital)
Series A 5.00% 2/1/34	995,000	1,014,572
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/42	1,000,000	1,138,490
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier)
Series A 5.00% 1/1/54	145,000	152,663
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
144A 7.75% 1/1/54 #	150,000	120,014
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	55,000	54,398
Series B 5.125% 1/1/54	65,000	65,037
(Great Lakes Senior Living Communities LLC Project Third Tier)
Series C 144A 5.00% 1/1/49 #	500,000	450,495
(Phoenix Children’s Hospital)
Series A 4.00% 2/1/50	1,040,000	1,214,138
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	270,000	278,454
5.25% 11/15/46	415,000	427,325
(Royal Oaks Inspirita Pointe Project)
Series A 5.00% 5/15/56	1,000,000	1,139,820
(Sun Health Services)
Series A 5.00% 11/15/48	1,000,000	1,161,030
(The Beatitudes Campus Project)
5.00% 11/15/45	200,000	214,754
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	275,000	293,343
Maricopa County Industrial Development Authority Health Facilities
Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,147,780
Series A 4.00% 1/1/44	1,500,000	1,753,650

51

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maricopa County Industrial Development Authority Hospital
Revenue
(HonorHealth)
Series A 3.00% 9/1/51	500,000	$529,250
Series A 4.00% 9/1/51	250,000	294,462
Maricopa County Industrial Development Authority Senior Living
Facility Revenue
(Christian Care Surprise Project)
144A 6.00% 1/1/48 #	405,000	421,982
Puerto Rico Industrial Tourist Educational Medical & Environmental
Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
Series A 6.00% 7/1/33	790,000	792,480
Tempe Industrial Development Authority Revenue
(Friendship Village)
Series A 6.25% 12/1/42	1,200,000	1,209,276
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	800,000	889,552
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,744,110
Series A 5.25% 8/1/33	2,000,000	2,178,300
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	331,999
Series A 5.25% 8/1/32	300,000	340,722
		19,358,096
Lease Revenue Bonds – 4.68%
Arizona Game & Fish Department & Community Beneficial Interest
Certificates
(Administration Building Project)
5.00% 7/1/32	1,000,000	1,003,970
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility)
Series A 5.00% 7/1/36	350,000	360,693
Maricopa County Industrial Development Authority Correctional
Contract Revenue
(Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	355,000	356,061

52

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/49	2,000,000	$2,508,340
		4,229,064
Local General Obligation Bonds – 3.85%
Maricopa County High School District No. 214 Tolleson Union High
School
(School Improvement Project)
Series B 4.00% 7/1/37	1,000,000	1,174,610
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project)
Series B 5.00% 7/1/30	560,000	709,632
Maricopa County Unified School District No. 69 Paradise Valley
4.00% 7/1/39	600,000	720,942
Maricopa County Unified School District No. 95 Queen Creek
(School Improvement)
4.00% 7/1/35	500,000	592,065
Pinal County Community College District
4.00% 7/1/31	250,000	286,935
		3,484,184
Pre-Refunded Bonds – 2.16%
Arizona Health Facilities Authority Hospital System Revenue
(Banner Health)
Series A 5.00% 1/1/43-22 §	500,000	508,110
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	10,000	10,366
Series A 5.00% 6/1/38-23 §	1,000,000	1,084,770
Unrefunded Series A 5.00% 6/1/25-22 §	335,000	346,738
		1,949,984
Special Tax Revenue Bonds – 13.69%
Bullhead City, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	999,890
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	1,431,462	1,345,574
Glendale Municipal Property Excise Tax Revenue
(Senior Lien)
Series B 5.00% 7/1/33	570,000	604,360
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,166,590

53

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	$2,843,834
Series A-1 4.922% 7/1/51 ^	3,150,000	765,482
Series A-1 5.00% 7/1/58	750,000	868,387
Series A-2 4.329% 7/1/40	2,825,000	3,211,403
Regional Public Transportation Authority
(Maricopa County Public Transportation)
5.25% 7/1/24	500,000	571,040
		12,376,560
State General Obligation Bonds – 2.96%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/41 ‡	235,000	201,806
Series A 5.125% 7/1/37 ‡	1,190,000	1,044,225
Series A 5.375% 7/1/33 ‡	270,000	253,125
Series A 8.00% 7/1/35 ‡	640,000	544,800
Series B 5.75% 7/1/38 ‡	680,000	628,150
		2,672,106
Transportation Revenue Bonds – 5.15%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	500,000	599,815
Phoenix Civic Improvement Airport Revenue
(Junior Lien)
Series B 5.00% 7/1/49 (AMT)	400,000	494,024
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	567,020
5.00% 7/1/32 (AMT)	500,000	540,395
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,225,490
Series B 5.00% 7/1/37	1,000,000	1,233,120
		4,659,864
Water & Sewer Revenue Bonds – 5.47%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue)
Series A 5.00% 10/1/26	1,000,000	1,145,270
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/31	600,000	710,922
Guam Government Waterworks Authority Revenue
5.00% 7/1/37	250,000	291,403

54

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Mesa Utility System Revenue
4.00% 7/1/31	850,000	$976,879
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,216,060
5.00% 7/1/31	500,000	602,980
		4,943,514
Total Municipal Bonds (cost $81,748,359)		88,966,702

Short-Term Investments – 0.89%
Variable Rate Demand Note – 0.89%¤
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.01% 11/15/52
(SPA - Northern Trust Company)	800,000	800,000
Total Short-Term Investments (cost $800,000)		800,000
Total Value of Securities–99.32%
(cost $82,548,359)		$89,766,702

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $6,553,559, which represents 7.25% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

55

Schedules of investments
Delaware Tax-Free Arizona Fund

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2021.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

56

Schedules of investments
Delaware Tax-Free California Fund	August 31, 2021

	Principal
	amount°	Value (US $)
Municipal Bonds – 100.22%
Corporate Revenue Bonds – 10.85%
California Pollution Control Financing Authority
Solid Waste Disposal Revenue
(CalPlant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	300,000	$195,000
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed)
Series A-2 5.00% 6/1/47	2,400,000	2,479,968
(Capital Appreciation Asset-Backed)
First Subordinate Series B 1.302% 6/1/47 ^	2,335,000	528,737
(Enhanced Asset-Backed)
Series A 5.00% 6/1/29	1,000,000	1,084,540
Series A 5.00% 6/1/45	1,000,000	1,147,570
Inland Empire Tobacco Securitization Authority
(Capital Appreciation Turbo Asset-Backed)
Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,739,904
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	821,945
Tobacco Securitization Authority of Northern California
(Sacramento County)
Series A Class 1 Senior 4.00% 6/1/36	300,000	370,284
Series A Class 1 Senior 4.00% 6/1/37	300,000	368,862
Series A Class 1 Senior 4.00% 6/1/38	400,000	490,016
Series A Class 1 Senior 4.00% 6/1/39	250,000	305,513
Series A Class 1 Senior 4.00% 6/1/40	300,000	365,985
Series A Class 1 Senior 4.00% 6/1/49	1,000,000	1,200,100
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate
Series C 0.549% 6/1/46 ^	13,190,000	2,775,308
Capital Appreciation Third Subordinate Series D 0.301% 6/1/46 ^	4,915,000	874,673
		14,748,405
Education Revenue Bonds – 22.26%
California Educational Facilities Authority
(Loma Linda University)
Series A 5.00% 4/1/47	1,000,000	1,179,770
(Stanford University - Green Bonds)
Series V-2 2.25% 4/1/51	300,000	296,763
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,762,429
Series V-1 5.00% 5/1/49	1,460,000	2,278,841

57

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority
(Bella Mente Montessori Academy Project)
Series A 144A 5.00% 6/1/48 #	500,000	$576,800
(Biola University)
5.00% 10/1/39	1,000,000	1,185,680
(California Baptist University)
Series A 144A 5.375% 11/1/40 #	1,000,000	1,157,580
(CHF - Davis I, LLC - West Village Student Housing Project)
5.00% 5/15/48	1,000,000	1,235,010
(Emerson College)
Series B 5.00% 1/1/32	1,000,000	1,221,760
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	850,000	884,918
(Literacy First Charter Schools Project)
Series A 5.00% 12/1/49	750,000	904,965
(Southwestern Law School)
6.50% 11/1/41	1,140,000	1,149,485
California School Finance Authority
(Aspire Public Schools - Obligated Group Issue #3)
Series A 144A 5.00% 8/1/40 #	1,000,000	1,206,790
(Aspire Public Schools - Obligated Group)
Series A 144A 5.00% 8/1/45 #	715,000	808,636
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/42 #	500,000	502,475
(Escuela Popular Project)
144A 6.50% 7/1/50 #	250,000	283,868
(Granada Hills Charter Obligated Group)
144A 5.00% 7/1/49 #	475,000	542,607
(Green Dot Public Schools Project)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,128,580
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	569,220
(ICEF - View Park Elementary & Middle Schools)
Series A 5.625% 10/1/34	575,000	637,140
(KIPP LA Projects)
Series A 5.125% 7/1/44	1,000,000	1,100,490
(KIPP SoCal Projects)
Series A 144A 5.00% 7/1/49 #	1,000,000	1,216,290
(Partnerships to Uplift Communities Valley Project)
Series A 144A 6.75% 8/1/44 #	1,000,000	1,107,860
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,219,230

58

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority Charter
School Revenue
(Green Dot Public Schools - Animo Inglewood Charter High
School Project)
Series A 7.25% 8/1/41	300,000	$301,410
California Statewide Communities Development Authority Revenue
(California Baptist University)
Series A 6.125% 11/1/33	750,000	833,092
California Statewide Communities Development Authority Student
Housing Revenue
(University of California Irvine East Campus Apartments)
5.375% 5/15/38	1,000,000	1,003,840
Mt. San Antonio Community College District Convertible Capital
Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,188,610
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	1,500,000	1,768,350
		30,252,489
Electric Revenue Bonds – 3.14%
Los Angeles Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,207,240
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	343,000
Series A 5.05% 7/1/42 ‡	70,000	68,600
Series A 6.75% 7/1/36 ‡	185,000	186,156
Series AAA 5.25% 7/1/25 ‡	40,000	39,350
Series CCC 5.25% 7/1/27 ‡	325,000	319,719
Series TT 5.00% 7/1/32 ‡	340,000	333,200
Series WW 5.00% 7/1/28 ‡	470,000	460,600
Series WW 5.25% 7/1/33 ‡	335,000	329,556
Series WW 5.50% 7/1/38 ‡	480,000	473,400
Series XX 4.75% 7/1/26 ‡	45,000	43,931
Series XX 5.25% 7/1/40 ‡	230,000	226,263
Series XX 5.75% 7/1/36 ‡	150,000	148,500
Series ZZ 4.75% 7/1/27 ‡	35,000	34,169
Series ZZ 5.25% 7/1/24 ‡	55,000	54,106
		4,267,790

59

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 10.36%
ABAG Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities)
6.125% 7/1/41	850,000	$853,119
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center)
Series B 4.00% 8/15/36	500,000	570,280
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	522,115
Series A 5.00% 8/15/47	500,000	596,225
(Children’s Hospital of Orange County)
Series A 2.125% 11/1/41	2,500,000	2,445,325
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	1,005,000	1,168,091
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	898,170
Series A 5.00% 2/1/47	250,000	297,658
(Goodwill Industry of Sacramento Valley & Northern Nevada
Project)
5.00% 1/1/35	635,000	639,140
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	581,795
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/51 #	500,000	581,640
California Statewide Communities Development Authority Revenue
(Adventist Health System/West)
Series A 4.00% 3/1/48	1,000,000	1,137,080
(Emanate Health)
Series A 4.00% 4/1/45	255,000	298,113
(Episcopal Communities & Services)
5.00% 5/15/32	600,000	615,204
(Huntington Memorial Hospital)
4.00% 7/1/48	500,000	565,995
(Marin General Hospital - Green Bonds)
Series A 4.00% 8/1/45	500,000	518,400
(Redlands Community Hospital)
5.00% 10/1/46	1,000,000	1,162,850
Palomar Health
5.00% 11/1/47 (AGM)	500,000	618,660
		14,069,860

60

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds – 3.11%
California Housing Finance Agency
Series 2019-2 Class A 4.00% 3/20/33	487,194	$582,061
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects)
Series A 5.50% 8/15/47	250,000	258,507
Independent Cities Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,085,180
Series A 5.25% 5/15/49	1,200,000	1,300,368
Santa Clara County Multifamily Housing Authority Revenue
(RiverTown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,003,490
		4,229,606
Lease Revenue Bonds – 3.70%
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated Group)
Series A 5.00% 11/1/41	1,000,000	1,101,220
California Municipal Finance Authority
(Orange County Civic Center Infrastructure Improvement Program
- Phase II)
Series A 5.00% 6/1/43	750,000	918,075
California State Public Works Board
(Various Capital Projects)
Series I 5.50% 11/1/30	1,000,000	1,112,690
City of Concord Certificates of Participation
(2021 Capital Improvement Project)
2.125% 4/1/41	780,000	753,706
Oceanside Public Financing Authority
(EL Corazon Aquatics Center Project)
4.00% 11/1/49	1,000,000	1,144,140
		5,029,831
Local General Obligation Bonds – 3.35%
Anaheim School District Capital Appreciation
Election of 2002
4.58% 8/1/25 (NATL) ^	1,000,000	965,690
Fresno Unified School District
Election of 2016
Series A 5.00% 8/1/41	500,000	593,010

61

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Los Angeles Unified School District
Election of 2008
(Dedicated Unlimited Ad Valorem Property Tax)
Series A 5.00% 7/1/40	500,000	$579,785
Moreno Valley Unified School District
Election of 2014
Series B 5.00% 8/1/43 (AGM)	500,000	615,050
Natomas Unified School District
(1999 Refunding)
5.95% 9/1/21 (NATL)	40,000	40,000
New Haven Unified School District
Election of 2014
Series A 5.00% 8/1/40	1,000,000	1,162,610
San Francisco Bay Area Rapid Transit District Election of 2016
(Green Bonds)
Series B-1 4.00% 8/1/44	500,000	599,735
		4,555,880
Pre-Refunded/Escrowed to Maturity Bonds – 9.41%
ABAG Finance Authority for Nonprofit Corporations
(Jackson Laboratory)
5.00% 7/1/37-22 §	1,000,000	1,040,410
(Sharp HealthCare)
Series A 5.00% 8/1/28-22 §	250,000	255,045
Bay Area Toll Authority
Series S-4 5.00% 4/1/32-23 §	1,000,000	1,077,360
California Educational Facilities Authority
(Harvey Mudd College)
5.25% 12/1/31-21 §	500,000	506,375
California Health Facilities Financing Authority Revenue
(Sutter Health)
Series A 5.00% 8/15/43-25 §	1,000,000	1,184,970
California State Public Works Board
(California State University: Various Buildings)
Series E 5.00% 9/1/33-22 §	1,000,000	1,048,930
(Department of Corrections and Rehabilitation)
Series C 5.00% 10/1/26	1,000,000	1,003,870
(Various Judicial Council Projects)
Series D 5.00% 12/1/29	500,000	505,935
California Statewide Communities Development Authority Revenue
(Covenant Retirement Communities)
Series C 5.625% 12/1/36-23 §	1,000,000	1,119,880

62

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
La Verne
(Brethren Hillcrest Homes)
5.00% 5/15/36-22 §	750,000	$782,917
Oro Grande Elementary School District Certificates of Participation
5.00% 9/15/27-22 §	25,000	26,032
Rancho Santa Fe Community Services District Financing Authority
Revenue
(Superior Lien Bonds)
Series A 5.75% 9/1/30-21 §	800,000	800,000
San Buenaventura
(Community Memorial Health System)
7.50% 12/1/41-21 §	785,000	799,091
San Francisco Municipal Transportation Agency Revenue
5.00% 3/1/32-23 §	1,000,000	1,073,290
Series B 5.00% 3/1/37-22 §	1,000,000	1,024,500
San Jose Financing Authority Lease Revenue
(Civic Center Project)
Series A 5.00% 6/1/33-23 §	500,000	542,205
		12,790,810
Special Tax Revenue Bonds – 13.35%
City of Irvine Limited Obligation Improvement Bonds (Reassessment
District No. 21-1)
4.00% 9/2/46 (BAM)	1,340,000	1,616,134
GDB Debt Recovery Authority
7.50% 8/20/40	1,419,650	1,334,471
Public Finance Authority Subordinate Secured Revenue
(Mclemore Hotel & Conference Center)
Series B 144A 6.50% 6/1/56 #	1,000,000	1,017,150
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,105,000	3,553,362
Series A-1 4.822% 7/1/46 ^	8,105,000	2,708,124
Series A-1 4.91% 7/1/51 ^	2,250,000	546,772
Series A-1 5.00% 7/1/58	2,720,000	3,149,352
Series A-2 4.329% 7/1/40	1,485,000	1,688,118
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	605,060
Senior Series A 5.00% 6/1/48	1,000,000	1,191,360

63

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
Series A Senior Lien/ Working Capital 5.00% 10/1/29	100,000	$100,251
Series A Working Capital 4.00% 10/1/22	130,000	128,967
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights)
5.375% 9/1/30	500,000	503,715
		18,142,836
State General Obligation Bonds – 10.23%
California
(Various Purpose)
4.00% 3/1/36	500,000	609,265
5.00% 9/1/31	1,000,000	1,093,660
5.00% 4/1/32	300,000	418,161
5.00% 9/1/32	2,500,000	3,436,600
5.00% 4/1/37	2,000,000	2,146,500
5.00% 8/1/46	1,000,000	1,200,880
5.25% 4/1/35	1,000,000	1,029,310
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	265,000	249,431
Series A 5.00% 7/1/41 ‡	425,000	364,969
Series A 5.125% 7/1/37 ‡	560,000	491,400
Series A 5.25% 7/1/34 ‡	395,000	374,756
Series A 5.375% 7/1/33 ‡	485,000	454,688
Series A 8.00% 7/1/35 ‡	855,000	727,819
Series B 5.00% 7/1/35 ‡	180,000	169,650
Series B 5.75% 7/1/38 ‡	610,000	563,488
Series C 6.00% 7/1/39 ‡	615,000	573,487
		13,904,064
Transportation Revenue Bonds – 10.46%
Bay Area Toll Authority
Series S-H 5.00% 4/1/44	1,000,000	1,255,150
California Municipal Finance Authority Senior Lien
(LINXS APM Project)
Series A 5.00% 12/31/47 (AMT)	745,000	902,419
Long Beach Marina Revenue
(Alamitos Bay Marina Project)
5.00% 5/15/45	500,000	550,275
64

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	$1,154,870
Series A Private Activity 5.00% 5/15/51 (AMT)	1,500,000	1,901,025
Port Authority of Guam Revenue
(Governmental)
Series A 5.00% 7/1/48	375,000	440,775
Port of Beaumont Texas Navigation District Dock & Wharf Facility
Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 3.00% 1/1/50 (AMT) #	500,000	496,205
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations)
Series A 5.75% 6/1/44	500,000	539,245
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	615,550
Subordinate Series B 5.00% 7/1/41	500,000	595,625
San Diego Redevelopment Agency
(Centre City Redevelopment Project)
Series A 6.40% 9/1/25	745,000	748,829
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,265,670
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,227,970
Second Series E 5.00% 5/1/50 (AMT)	500,000	613,150
San Jose Airport Revenue
Series B 5.00% 3/1/36	575,000	694,715
Series B 5.00% 3/1/42	1,000,000	1,207,610
		14,209,083
Total Municipal Bonds (cost $124,851,645)		136,200,654

Short-Term Investments – 0.74%
Variable Rate Demand Notes – 0.74%¤
Los Angeles Department of Water & Power Revenue (Power System)
Subordinate Series A-1 0.01% 7/1/50 (SPA - Royal Bank of
Canada)	500,000	500,000

65

Schedules of investments
Delaware Tax-Free California Fund

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Metropolitan Water District of Southern California
Series A-2 0.01% 7/1/37 (SPA - TD Bank N.A.)	500,000	$500,000
Total Short-Term Investments (cost $1,000,000)		1,000,000
Total Value of Securities–100.96%
(cost $125,851,645)		$137,200,654

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $14,015,523, which represents 10.31% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at August 31, 2021.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2021.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
ICE – Intercontinental Exchange, Inc.
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation

66

Summary of abbreviations: (continued)
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

67

Schedules of investments
Delaware Tax-Free Colorado Fund	August 31, 2021

	Principal
	amount°	Value (US $)
Municipal Bonds – 97.39%
Corporate Revenue Bonds – 2.87%
Denver City & County
(United Airlines Project)
5.00% 10/1/32 (AMT)	415,000	$441,884
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	6,637,480
		7,079,364
Education Revenue Bonds – 12.39%
Board of Governors of the Colorado State University System
Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	3,609,814
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,250,760
Series B 5.00% 5/15/49	750,000	933,997
Colorado Educational & Cultural Facilities Authority Revenue
(Alexander Dawson School-Nevada Project)
5.00% 5/15/29	1,230,000	1,449,998
(Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	546,905
Series A 144A 5.25% 7/1/46 #	1,350,000	1,470,825
(Aspen View Academy Project)
4.00% 5/1/51	500,000	554,845
4.00% 5/1/61	750,000	824,955
(Atlas Preparatory Charter School)
144A 5.25% 4/1/45 #	1,300,000	1,362,062
(Charter School Project)
5.00% 7/15/37	1,150,000	1,186,363
(Community Leadership Academy, Inc. Second Campus Project)
7.45% 8/1/48	1,000,000	1,098,430
(Global Village Academy)
144A 5.00% 12/1/50 #	1,000,000	1,098,500
(Liberty Common Charter School Project)
Series A 5.00% 1/15/39	1,000,000	1,069,400
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	465,966
5.00% 12/1/42	540,000	556,454
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	695,356
144A 5.00% 7/1/46 #	500,000	547,700
(Pinnacle Charter School Project)
5.00% 6/1/26	700,000	753,053

68

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	$950,653
5.00% 11/1/54	1,500,000	1,596,825
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	923,709
144A 5.50% 7/1/49 #	870,000	936,164
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	458,544
Series A 4.00% 3/1/36	550,000	628,920
(University of Lab Charter School)
5.00% 12/15/45	500,000	543,295
(Vail Mountain School Project)
4.00% 5/1/46	80,000	84,471
5.00% 5/1/31	1,000,000	1,134,850
(Vega Collegiate Academy Project)
Series A 144A 5.00% 2/1/34 #	200,000	229,072
Series A 144A 5.00% 2/1/61 #	1,435,000	1,589,793
(Windsor Charter Academy Project)
5.00% 9/1/46	890,000	890,516
State of Colorado Building Excellent
Certificates of Participation
Series R 4.00% 3/15/45	1,000,000	1,169,130
		30,611,325
Electric Revenue Bonds – 6.86%
Colorado Springs Utilities System Revenue
Series B 4.00% 11/15/46	3,750,000	4,548,713
Loveland Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	2,185,000	2,702,255
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	4,000,788
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	166,600
Series AAA 5.25% 7/1/25 ‡	95,000	93,456
Series CCC 5.25% 7/1/27 ‡	705,000	693,544
Series WW 5.00% 7/1/28 ‡	660,000	646,800
Series WW 5.25% 7/1/33 ‡	210,000	206,588
Series WW 5.50% 7/1/17 ‡	460,000	446,775
Series WW 5.50% 7/1/19 ‡	360,000	350,550
Series XX 4.75% 7/1/26 ‡	105,000	102,506
Series XX 5.25% 7/1/40 ‡	1,840,000	1,810,100

69

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.75% 7/1/36 ‡	365,000	$361,350
Series ZZ 4.75% 7/1/27 ‡	85,000	82,981
Series ZZ 5.00% 7/1/19 ‡	620,000	600,625
Series ZZ 5.25% 7/1/24 ‡	140,000	137,725
		16,951,356
Healthcare Revenue Bonds – 24.02%
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	3,825,000	4,110,268
Series A 4.00% 11/15/43	4,000,000	4,726,560
(American Baptist)
7.625% 8/1/33	150,000	160,034
8.00% 8/1/43	1,000,000	1,069,930
(Bethesda Project)
Series A-1 5.00% 9/15/48	2,250,000	2,634,570
(Cappella of Grand Junction Project)
144A 5.00% 12/1/54 #	2,070,000	2,139,055
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,525,065
6.375% 1/1/41	1,000,000	1,020,350
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	2,000,000	2,331,880
Series A-1 4.00% 8/1/44	2,000,000	2,303,180
Series A-2 4.00% 8/1/49	3,000,000	3,434,370
Series A-2 5.00% 8/1/39	1,505,000	1,888,293
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,457,925
(Covenant Retirement Communities)
5.00% 12/1/35	1,000,000	1,128,250
(Craig Hospital Project)
5.00% 12/1/32	3,500,000	3,661,525
(Frasier Meadows Retirement Community Project)
Series B 5.00% 5/15/48	660,000	693,759
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,178,800
(National Jewish Health Project)
5.00% 1/1/27	300,000	304,194
(Sanford Health)
Series A 5.00% 11/1/44	4,500,000	5,676,120

70

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(SCL Health System)
Series A 4.00% 1/1/37	2,150,000	$2,567,896
Series A 4.00% 1/1/38	3,895,000	4,630,921
Series A 5.00% 1/1/44	3,050,000	3,361,375
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	1,017,869
(Vail Valley Medical Center Project)
5.00% 1/15/35	1,000,000	1,163,380
(Valley View Hospital Association Project)
Series A 4.00% 5/15/35	685,000	776,146
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/39	1,000,000	1,162,430
Series A 4.00% 12/1/40	250,000	290,003
Puerto Rico Industrial Tourist Educational Medical & Environmental
Control Facilities Financing Authority
(Auxilio Mutuo)
Series A 6.00% 7/1/33	1,945,000	1,951,107
		59,365,255
Lease Revenue Bonds – 1.83%
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	785,592
5.00% 6/15/36	1,055,000	1,251,409
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	862,657
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,609,500
		4,509,158
Local General Obligation Bonds – 10.08%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	344,427
4.00% 12/1/31	1,000,000	1,146,380
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,323,540
Series A 5.50% 12/1/38	350,000	458,945
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,338,587
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,601,242

71

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Commerce City Northern Infrastructure General Improvement
District
5.00% 12/1/32 (AGM)	2,125,000	$2,249,036
El Paso County School District No 2. Harrison
5.00% 12/1/38	1,000,000	1,266,860
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,234,220
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,455,088
Leyden Rock Metropolitan District No. 10
Series A 5.00% 12/1/45	1,000,000	1,034,980
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,035,560
Verve Metropolitan District No. 1
5.00% 12/1/51	2,000,000	2,200,800
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,210,512
5.00% 12/1/32	660,000	806,243
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,215,930
Weld County School District No. Re-2 Eaton
Series 2 5.00% 12/1/44	2,000,000	2,550,780
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,437,660
		24,910,790
Pre-Refunded Bonds – 10.88%
Central Colorado Water Conservancy District
(Limited Tax)
5.00% 12/1/33-23 §	1,000,000	1,107,560
Colorado Educational & Cultural Facilities Authority Revenue
(Johnson & Wales University)
Series A 5.25% 4/1/37-23 §	1,790,000	1,930,193
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.25% 1/1/45-23 §	2,000,000	2,133,560
(Covenant Retirement Communities)
Series A 5.00% 12/1/33-22 §	4,000,000	4,241,080
(NCMC Project)
4.00% 5/15/32-26 §	2,000,000	2,322,900
(The Evangelical Lutheran Good Samaritan Society Project)
5.625% 6/1/43-23 §	1,150,000	1,258,962

72

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Denver City & County Airport System Revenue
Series B 5.00% 11/15/30-22 §	250,000	$264,533
Series B 5.00% 11/15/32-22 §	1,000,000	1,058,130
Series B 5.00% 11/15/37-22 §	8,000,000	8,465,040
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	360,000	382,820
5.50% 12/1/38-22 §	700,000	745,640
Tallyn’s Reach Metropolitan District No. 3
5.125% 11/1/38-23 §	740,000	815,495
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,169,540
		26,895,453
Special Tax Revenue Bonds – 15.09%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,246,350
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	767,209
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,676,115
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	3,077,833
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project)
Series A 5.50% 11/1/44	1,375,000	1,464,705
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,795,000	1,823,630
Series A 5.25% 1/1/36	1,675,000	1,702,420
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,195,080
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,299,142
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,096,840
Pueblo Urban Renewal Authority Revenue
(EVRAZ Project)
Series B 144A 5.00% 12/1/25 #, ^	200,000	174,990
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,045,000	4,629,098
Series A-1 5.00% 7/1/58	3,122,000	3,614,808
Series A-2 4.536% 7/1/53	3,000,000	3,393,030

73

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	$817,313
Series A 5.00% 11/1/31	1,495,000	1,822,868
Series A 5.00% 11/1/36	2,750,000	3,323,540
Solaris Metropolitan District No. 3
Series A 5.00% 12/1/46	500,000	518,840
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	345,765
Series A-1 5.00% 12/1/47	700,000	794,535
Thornton Development Authority
(East 144th Avenue I-25 Project)
Series B 5.00% 12/1/35	485,000	550,655
Series B 5.00% 12/1/36	810,000	918,815
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,032,700
		37,286,281
State General Obligation Bonds – 2.68%
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/41 ‡	680,000	583,950
Series A 5.375% 7/1/33 ‡	675,000	632,812
Series A 5.50% 7/1/39 ‡	2,950,000	2,655,000
Series A 8.00% 7/1/35 ‡	1,215,000	1,034,269
Series B 5.75% 7/1/38 ‡	960,000	886,800
Series C 6.00% 7/1/39 ‡	890,000	829,925
		6,622,756
Transportation Revenue Bonds – 6.48%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/56	2,000,000	2,278,120
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,290,570
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	400,000	453,192
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,856,790
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,445,420
E-470 Public Highway Authority
Series A 5.00% 9/1/34	900,000	1,176,030
Series A 5.00% 9/1/35	400,000	521,744

74

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
E-470 Public Highway Authority
Series A 5.00% 9/1/36	1,300,000	$1,690,780
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,000,000	1,319,470
Series A 4.00% 7/15/40	1,500,000	1,990,530
		16,022,646
Water & Sewer Revenue Bonds – 4.21%
Arapahoe County Water & Wastewater Authority
4.00% 12/1/37	1,000,000	1,213,260
4.00% 12/1/38	1,845,000	2,233,151
Central Weld County Water District
4.00% 12/1/39 (AGM)	1,150,000	1,387,912
Dominion Water & Sanitation District
6.00% 12/1/46	725,000	747,026
Douglas County Centennial Water & Sanitation District
4.00% 12/1/38	500,000	593,025
Guam Government Waterworks Authority Water & Wastewater
System Revenue
5.00% 7/1/37	675,000	786,787
Johnstown Wastewater Revenue
4.00% 12/1/51 (AGM)	1,000,000	1,191,550
Metro Wastewater Reclamation District
Series A 5.00% 4/1/33	1,000,000	1,320,340
Morgan County Quality Water District
4.00% 12/1/50 (AGM)	790,000	926,962
		10,400,013
Total Municipal Bonds (cost $222,662,848)		240,654,397

	Number of
	shares
Short-Term Investments – 2.11%
Money Market Mutual Funds – 0.33%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 0.00%)	828,461	828,461
		828,461

75

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal
	amount°	Value (US $)
Variable Rate Demand Notes – 1.78%¤
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program)
Series B-5 0.01% 1/1/39 (LOC - TD Bank N.A.)	350,000	$350,000
Series D-6 0.01% 9/1/38 (LOC - JPMorgan Chase Bank, N.A.)	480,000	480,000
Series F-2 0.01% 7/1/41 (LOC - Northern Trust Company)	380,000	380,000
Colorado Health Facilities Authority Revenue (Children’s Hospital)
Series A 0.01% 12/1/52 (LOC - TD Bank N.A.)	400,000	400,000
Denver City & County
Series A1 0.01% 12/1/29 (SPA - JPMorgan Chase Bank, N.A.)	190,000	190,000
Series A2 0.01% 12/1/29 (SPA - JPMorgan Chase Bank, N.A.)	1,210,000	1,210,000
Series A3 0.01% 12/1/31 (SPA - JPMorgan Chase Bank, N.A.)	1,390,000	1,390,000
		4,400,000
Total Short-Term Investments (cost $5,228,461)		5,228,461
Total Value of Securities–99.50%
(cost $227,891,309)		$245,882,858

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $15,127,982, which represents 6.12% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2021.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association

76

Summary of abbreviations: (continued)
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

77

Schedules of investments
Delaware Tax-Free Idaho Fund	August 31, 2021

	Principal
	amount°	Value (US $)
Municipal Bonds – 98.27%
Corporate Revenue Bonds – 4.53%
Idaho State Board of Correction
(Management & Training Corporation)
5.50% 8/1/29	2,523,144	$2,503,867
Nez Perce County Pollution Control Revenue
(Potlatch Project)
2.75% 10/1/24	1,250,000	1,332,688
Power County Industrial Development Revenue
(FMC Project)
6.45% 8/1/32 (AMT)	2,000,000	2,010,640
		5,847,195
Education Revenue Bonds – 21.26%
Boise State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	601,125
Series A 5.00% 4/1/48	1,000,000	1,214,470
Idaho Housing & Finance Association
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	1,106,482
Series A 3.00% 5/1/41	1,650,000	1,765,714
Series A 4.00% 5/1/56	1,585,000	1,811,275
(Compass Public Charter School Project)
Series A 144A 5.00% 7/1/54 #	1,000,000	1,129,240
Series A 144A 6.00% 7/1/39 #	370,000	456,325
Series A 144A 6.00% 7/1/49 #	595,000	722,907
Series A 144A 6.00% 7/1/54 #	570,000	690,544
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	387,974
Series A 4.00% 5/1/50	285,000	330,808
Series A 4.00% 5/1/55	205,000	237,101
Series A 5.00% 12/1/38	2,050,000	2,364,654
Series A 144A 5.00% 12/1/46 #	1,000,000	1,119,580
(North Star Charter School Project)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	759,960
Series A 6.75% 7/1/48	529,151	600,137
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	2,005,000	2,310,021
Series A 4.00% 5/1/55	2,640,000	3,030,773

78

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Victory Charter School Project)
Series B 5.00% 7/1/39	1,000,000	$1,144,610
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,275,000	1,411,782
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,771,298
5.00% 4/1/43	250,000	305,942
5.00% 4/1/44	250,000	305,350
The Regents of the University of Idaho
Series A 5.00% 4/1/38 (AGM)	275,000	362,280
Series A 5.00% 4/1/39 (AGM)	250,000	328,445
Series A 5.00% 4/1/40 (AGM)	250,000	327,685
Series A 5.00% 4/1/41 (AGM)	300,000	392,106
University of Idaho
Unrefunded Series A 5.00% 4/1/41	340,000	414,759
		27,403,347
Electric Revenue Bonds – 5.59%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project)
5.00% 6/1/34	2,000,000	2,265,920
Idaho Energy Resources Authority
(Idaho Falls Power Project)
5.00% 9/15/33	1,325,000	1,789,028
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	73,500
Series AAA 5.25% 7/1/25 ‡	45,000	44,269
Series CCC 5.25% 7/1/27 ‡	345,000	339,394
Series WW 5.00% 7/1/28 ‡	320,000	313,600
Series WW 5.50% 7/1/38 ‡	1,500,000	1,479,375
Series XX 4.75% 7/1/26 ‡	50,000	48,812
Series XX 5.25% 7/1/40 ‡	595,000	585,331
Series XX 5.75% 7/1/36 ‡	175,000	173,250
Series ZZ 4.75% 7/1/27 ‡	40,000	39,050
Series ZZ 5.25% 7/1/24 ‡	60,000	59,025
		7,210,554
Healthcare Revenue Bonds – 10.31%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project)
5.00% 9/1/37	1,350,000	1,550,124

79

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 5.00% 3/1/27	1,000,000	$1,225,160
Series A 5.00% 3/1/33	1,250,000	1,562,462
Series A 5.00% 3/1/37	500,000	618,520
Series A 5.00% 3/1/47	1,500,000	1,530,180
(Trinity Health Credit Group)
Series A 5.00% 12/1/47	390,000	477,941
Series ID 4.00% 12/1/43	1,000,000	1,163,920
Series ID 5.00% 12/1/46	750,000	909,878
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	950,000	979,697
Series A 5.25% 11/15/37	1,005,000	1,074,476
Series A 5.25% 11/15/47	1,130,000	1,178,443
Puerto Rico Industrial Tourist Educational Medical & Environmental
Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
Series A 6.00% 7/1/33	1,020,000	1,023,203
		13,294,004
Housing Revenue Bonds – 2.26%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	415,901	427,913
Idaho Housing & Finance Association Single Family Mortgage
Revenue
Series A 3.05% 7/1/39 (GNMA)	1,115,000	1,167,438
Series A 3.25% 1/1/43 (GNMA)	545,000	571,481
Series C 3.00% 1/1/43 (FHA)	710,000	743,555
		2,910,387
Lease Revenue Bonds – 13.27%
Boise Urban Renewal Agency
5.00% 12/15/31	750,000	892,252
5.00% 12/15/32	750,000	890,138
Fremont County Annual Appropriation Certificates of Participation
4.00% 9/1/36	750,000	900,510
Idaho Falls Certificates of Participation
4.00% 9/15/39	1,050,000	1,248,041
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/36	650,000	771,290
4.00% 12/1/39	1,545,000	1,812,702
4.00% 12/1/42	1,300,000	1,514,162

80

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/44	250,000	$289,990
(Idaho Department of Fish & Game Nampa Regional Office
Project)
5.00% 12/1/41	200,000	243,314
Idaho Housing & Finance Association Economic Development
Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	885,000	888,390
Series A 7.00% 2/1/36	1,500,000	1,505,295
Idaho Housing & Finance Association Grant and Revenue
Anticipation Bonds
Series A 4.00% 7/15/39	1,750,000	2,116,800
Idaho State Building Authority Revenue
(Capitol Mall Parking Project)
Series A 4.50% 9/1/26	485,000	525,832
Series A 4.50% 9/1/27	505,000	546,895
(Department of Health & Welfare Project)
Series A 5.00% 9/1/24	2,025,000	2,152,413
Series B 4.00% 9/1/48	750,000	815,842
		17,113,866
Local General Obligation Bonds – 15.51%
Ada & Boise Counties Independent School District Boise City
5.00% 8/1/31	1,350,000	1,726,582
5.00% 8/1/33	1,010,000	1,227,362
5.00% 8/1/34	1,500,000	1,818,765
5.00% 8/1/35	1,160,000	1,404,772
5.00% 8/1/36	500,000	604,320
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/33	1,000,000	1,224,450
Series B 5.00% 9/15/35	1,100,000	1,342,275
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,407,794
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,000,000	1,003,960
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
Series B 5.00% 9/15/24	1,480,000	1,553,808

81

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	$610,115
Series A 4.00% 9/15/37	1,000,000	1,142,720
Series C 5.00% 9/15/42	500,000	604,545
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	1,080,000	1,276,582
Series B 5.00% 8/15/26	500,000	610,065
Nez Perce County Independent School District
No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	1,219,250
Series B 5.00% 9/15/37	1,000,000	1,216,210
		19,993,575
Pre-Refunded Bonds – 6.36%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37-22 §	1,250,000	1,278,350
Series A 5.00% 4/1/42-22 §	1,350,000	1,388,462
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33-23 §	1,000,000	1,098,560
Idaho Health Facilities Authority Revenue
(Trinity Health Credit Group)
Series ID 5.00% 12/1/32-22 §	1,000,000	1,036,200
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40-22 §	250,000	262,180
Nampa Development Corporation Revenue
(Library Square Project)
144A 5.00% 9/1/31-24 #, §	1,000,000	1,163,590
Twin Falls County School District No. 411
(School Board Guaranteed)
Series A 4.75% 9/15/37-24 §	1,000,000	1,136,340
University of Idaho
Series A 5.00% 4/1/41-28 §	660,000	839,282
		8,202,964
Special Tax Revenue Bonds – 12.95%
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	3,369,108	3,166,961
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	553,693

82

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	705,000	$716,541
Series B-1 5.00% 1/1/42	1,425,000	1,447,144
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation)
Series A 5.00% 9/1/32	3,565,000	3,721,860
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	875,000	1,006,880
Series A-1 4.75% 7/1/53	2,735,000	3,129,934
Series A-1 5.00% 7/1/58	1,831,000	2,120,023
Series A-2 4.329% 7/1/40	730,000	829,850
		16,692,886
State General Obligation Bonds – 3.69%
Commonwealth of Puerto Rico
Series A 5.00% 7/1/24 ‡	210,000	197,663
Series A 5.00% 7/1/41 ‡	325,000	279,094
Series A 5.125% 7/1/37 ‡	1,645,000	1,443,487
Series A 5.25% 7/1/34 ‡	880,000	834,900
Series A 5.375% 7/1/33 ‡	365,000	342,187
Series A 8.00% 7/1/35 ‡	775,000	659,719
Series B 5.00% 7/1/35 ‡	145,000	136,663
Series B 5.75% 7/1/38 ‡	460,000	424,925
Series C 6.00% 7/1/39 ‡	465,000	433,612
		4,752,250
Transportation Revenue Bonds – 1.77%
Boise City Airport Revenue
(Parking Facilities Project)
4.00% 9/1/32	2,180,000	2,180,000
Idaho Housing & Finance Association
(Federal Highway Trust Fund)
Series A 5.00% 7/15/31	80,000	103,300
		2,283,300
Water & Sewer Revenue Bonds – 0.77%
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	429,577
5.00% 1/1/46	500,000	565,150
		994,727
Total Municipal Bonds (cost $118,485,352)		126,699,055

83

Schedules of investments
Delaware Tax-Free Idaho Fund

	Number of
	shares	Value (US $)
Short-Term Investments – 2.33%
Money Market Mutual Funds – 2.33%
Dreyfus AMT-Free Tax Exempt Cash Management Fund -
Institutional Shares (seven-day effective yield 0.00%)	3,002,704	$3,002,704
Total Short-Term Investments (cost $3,002,704)		3,002,704
Total Value of Securities–100.60%
(cost $121,488,056)		$129,701,759

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $6,042,146, which represents 4.69% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

84

Schedules of investments
Delaware Tax-Free New York Fund	August 31, 2021

	Principal
	amount°	Value (US $)
Municipal Bonds – 99.45%
Corporate Revenue Bonds – 6.58%
Erie County Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 1.449% 6/1/60 #, ^	65,000,000	$3,544,450
New York City Industrial Development Agency
(Queens Baseball Stadium Project)
Series A 3.00% 1/1/37 (AGM)	1,000,000	1,103,700
Series A 3.00% 1/1/39 (AGM)	1,000,000	1,095,810
Series A 3.00% 1/1/46 (AGM)	2,000,000	2,138,560
New York Liberty Development
(Goldman Sachs Headquarters Issue)
5.25% 10/1/35	1,000,000	1,437,770
New York Transportation Development Corporation Special
Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D
Redevelopment Project)
5.00% 1/1/34 (AMT)	1,000,000	1,212,620
5.00% 1/1/36 (AMT)	1,000,000	1,210,370
Suffolk Tobacco Asset Securitization
(Asset-Backed)
Series B 5.25% 6/1/37	700,000	717,080
TSASC Revenue
(Senior)
Fiscal 2017 Series A 5.00% 6/1/41	900,000	1,056,546
Westchester Tobacco Asset Securitization
Subordinate Series C 5.00% 6/1/45	750,000	784,980
		14,301,886
Education Revenue Bonds – 23.50%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	250,815
Buffalo & Erie County Industrial Land Development
(Tapestry Charter School Project)
Series A 5.00% 8/1/52	500,000	568,605
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	527,060
Series A 5.50% 4/1/43	500,000	528,000
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.50% 5/1/48 #	500,000	584,840
(Manhattan College Project)
5.00% 8/1/47	500,000	598,120

85

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC Resource
(Metropolitan College of New York Project)
5.50% 11/1/44	600,000	$659,154
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	279,065
(New Dawn Charter Schools Project)
144A 5.75% 2/1/49 #	500,000	547,980
(New World Preparatory Charter School Project)
Series A 4.00% 6/15/51	315,000	346,298
Series A 4.00% 6/15/56	450,000	492,696
(The Packer Collegiate Institute Project)
5.00% 6/1/40	750,000	834,105
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/46	300,000	339,531
(Vassar College Project)
5.00% 7/1/35	1,000,000	1,230,730
5.00% 7/1/36	1,000,000	1,228,670
5.00% 7/1/37	1,000,000	1,227,380
Hempstead Town Local Development
(Hofstra University Project)
5.00% 7/1/42	500,000	610,525
Madison County Capital Resource Revenue
(Colgate University Refunding Project)
Series A 5.00% 7/1/35	1,000,000	1,157,890
Series B 5.00% 7/1/39	1,000,000	1,156,650
Monroe County Industrial Development Revenue
(St. John Fisher College Project)
Series A 5.50% 6/1/39	300,000	335,481
(True North Rochester Preparatory Charter School Project)
Series A 144A 5.00% 6/1/40 #	1,000,000	1,192,980
(University of Rochester Project)
Series A 5.00% 7/1/37	1,000,000	1,229,930
Series C 4.00% 7/1/43	500,000	573,270
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation)
Series A 4.00% 7/1/46	1,000,000	1,102,040
(Whitney Museum of American Art)
5.00% 7/1/31	3,015,000	4,124,520
New York State Dormitory Authority
(Barnard College)
Series A 5.00% 7/1/35	400,000	461,844

86

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority
(Fordham University)
5.00% 7/1/44	650,000	$725,751
(New York University)
5.50% 7/1/40 (AMBAC)	740,000	1,115,602
(Touro College & University)
Series A 5.50% 1/1/44	1,000,000	1,101,920
New York State Dormitory Authority Revenue Non-State Supported
Debt
(Hudson City School District)
Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	376,699
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/35	50,000	62,589
Series A 5.00% 7/1/37	2,200,000	2,733,896
Series A 5.00% 7/1/42	1,645,000	2,005,501
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,400,300
Series A 5.00% 7/1/39	2,000,000	2,390,860
(School Districts Financing Program)
Series B 5.00% 10/1/42 (AGM)	3,565,000	4,331,903
(Vaughn College of Aeronautics and Technology)
Series A 144A 5.50% 12/1/46 #	300,000	329,421
Onondaga Civic Development Revenue
(Le Moyne College Project)
Series B 4.00% 7/1/38	255,000	297,636
Series B 4.00% 7/1/39	325,000	378,352
Series B 4.00% 7/1/40	300,000	348,213
Saratoga County Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	4,389,850
5.00% 7/1/48	1,000,000	1,219,290
St. Lawrence County Industrial Development Agency Civic
Development Revenue
(St. Lawrence University Project)
Series A 4.00% 7/1/43	1,000,000	1,109,860
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	865,875
5.00% 7/1/41	500,000	613,750
Troy Capital Resource
(Rensselaer Polytechnic Institute Project)
4.00% 9/1/35	170,000	204,384

87

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Troy Capital Resource
(Rensselaer Polytechnic Institute Project)
4.00% 9/1/36	280,000	$335,639
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project)
Series E 5.20% 4/1/37	500,000	500,000
Yonkers Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational
Excellence Project)
Series A 5.00% 10/15/49	640,000	747,674
Series A 5.00% 10/15/50	250,000	295,975
		51,069,119
Electric Revenue Bonds – 8.25%
Build NYC Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project)
144A 5.25% 12/31/33 (AMT) #	1,000,000	1,106,100
Long Island Power Authority Electric System Revenue
5.00% 9/1/37	450,000	571,415
5.00% 9/1/39	2,000,000	2,526,120
5.00% 9/1/42	2,000,000	2,442,660
5.00% 9/1/47	500,000	606,795
Series A 5.00% 9/1/44	1,950,000	2,190,669
Series B 5.00% 9/1/41	1,000,000	1,197,190
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	1,179,780
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	63,700
Series A 6.75% 7/1/36 ‡	625,000	628,906
Series AAA 5.25% 7/1/25 ‡	35,000	34,431
Series TT 5.00% 7/1/32 ‡	1,120,000	1,097,600
Series WW 5.00% 7/1/28 ‡	270,000	264,600
Series WW 5.25% 7/1/33 ‡	195,000	191,831
Series WW 5.50% 7/1/17 ‡	420,000	407,925
Series WW 5.50% 7/1/19 ‡	330,000	321,338
Series XX 4.75% 7/1/26 ‡	40,000	39,050
Series XX 5.25% 7/1/40 ‡	1,430,000	1,406,762
Series XX 5.75% 7/1/36 ‡	140,000	138,600
Series ZZ 4.75% 7/1/27 ‡	30,000	29,288
Series ZZ 5.00% 7/1/19 ‡	570,000	552,187
Series ZZ 5.25% 7/1/24 ‡	50,000	49,188

88

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Utility Debt Securitization Authority
(Restructuring Bonds)
5.00% 12/15/37	750,000	$887,775
		17,933,910
Healthcare Revenue Bonds – 5.80%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project)
Series N 5.25% 7/1/35	250,000	289,567
Build NYC Resource
(The Children’s Aid Society Project)
4.00% 7/1/49	1,000,000	1,151,200
Dutchess County Local Development
(Nuvance Health)
Series B 4.00% 7/1/49	1,000,000	1,151,200
Guilderland, Industrial Development Agency
(Albany Place Development Project)
Series A 144A 5.875% 1/1/52 #, ‡	500,000	375,000
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	475,863
5.00% 12/1/46	540,000	622,469
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated Group Project)
5.00% 7/1/33	725,000	810,637
New York State Dormitory Authority
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	1,140,930
Series A 4.00% 9/1/50	2,500,000	2,846,525
(NYU Langone Hospitals Obligated Group)
Series A 4.00% 7/1/53	500,000	582,750
New York State Dormitory Authority Revenue Non-State Supported
Debt
(NYU Hospitals Center)
Series A 4.00% 7/1/40	465,000	519,084
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	603,605
144A 5.00% 12/1/45 #	700,000	799,967
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project)
6.50% 1/1/46	400,000	404,664

89

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Southold Local Development Revenue
(Peconic Landing at Southold Project)
5.00% 12/1/45	750,000	$822,855
		12,596,316
Lease Revenue Bonds – 7.90%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	945,000	949,262
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority)
Series A 5.00% 11/15/56	710,000	762,739
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,551,030
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2020 Subordinate Series S-1B 4.00% 7/15/45	445,000	523,703
New York Liberty Development
(4 World Trade Center Project)
5.00% 11/15/31	500,000	504,975
(Class 1 - 3 World Trade Center Project)
144A 5.00% 11/15/44 #	2,000,000	2,211,420
(Class 2 - 3 World Trade Center Project)
144A 5.375% 11/15/40 #	500,000	562,860
New York State Dormitory Authority
(State Sales Tax)
Series A 4.00% 3/15/48	80,000	91,720
New York State Dormitory Authority Revenue Non-State Supported
Debt
(Court Facility)
Series A 5.50% 5/15/27 (AMBAC)	2,500,000	3,172,675
New York State Environmental Facilities Clean Water and Drinking
Water Revenue
(New York City Municipal Water Finance Authority Projects -
Second Resolution)
Series B 5.00% 6/15/43	2,175,000	2,717,597
New York State Thruway Authority State Personal Income Tax
Revenue
Series A-1 4.00% 3/15/52	3,500,000	4,114,775
		17,162,756
Local General Obligation Bonds – 3.35%
New York City
Fiscal 2017 Subordinate Series B-1 5.00% 12/1/34	2,500,000	3,051,075

90

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City
Fiscal 2018 Subordinate Series E-1 5.25% 3/1/35	500,000	$633,440
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	2,357,494
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,235,770
		7,277,779
Pre-Refunded Bonds – 2.81%
Build NYC Resource
(YMCA of Greater New York Project)
5.00% 8/1/40-25 §	450,000	529,920
Dutchess County Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/44-24 §	1,000,000	1,133,580
Monroe County, Industrial Development Revenue
(Nazareth College of Rochester Project)
5.50% 10/1/41-21 §	500,000	502,135
New York State Dormitory Authority
(Pratt Institute)
Series A 5.00% 7/1/34-24 §	500,000	566,790
New York State Dormitory Authority Revenue Non-State Supported
Debt
(New York University)
Series A 5.00% 7/1/37-23 §	1,000,000	1,089,010
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	393,745
5.00% 7/1/42-22 §	750,000	780,240
Onondaga County Trust for Cultural Resources
(Syracuse University Project)
Series A 5.00% 12/1/30-23 §	1,000,000	1,109,000
		6,104,420
Resource Recovery Revenue Bond – 0.73%
Niagara Area Development Revenue
(Covanta Project)
Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,583,745
		1,583,745
Special Tax Revenue Bonds – 19.33%
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	3,470,000	3,261,800

91

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Glen Cove, Local Economic Assistance
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	250,000	$276,915
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	243,929
Metropolitan Transportation Authority
(Climate Bond Certified)
Subordinate Series B-2 5.00% 11/15/36	3,500,000	4,222,365
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2015 Subordinate Series S-1 5.00% 7/15/43	1,000,000	1,145,670
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,259,740
(Future Tax Secured)
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	837,652
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,252,080
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,145,210
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	589,860
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	553,765
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,206,430
Series A-1 5.00% 11/1/42	750,000	821,468
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,177,430
5.00% 11/15/40	1,000,000	1,172,890
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 5.00% 3/15/40	5,000,000	6,257,300
New York State Urban Development Revenue
(Personal Income Tax)
Series A 4.00% 3/15/36	500,000	565,220
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	425,000	489,056
Series A-1 4.75% 7/1/53	5,720,000	6,545,968
Series A-1 5.00% 7/1/58	5,085,000	5,887,667
Series A-2 4.329% 7/1/40	370,000	420,609
Series A-2 4.536% 7/1/53	1,330,000	1,504,243
Virgin Islands Public Finance Authority Revenue
Series A 5.00% 10/1/29	170,000	170,427
		42,007,694

92

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds – 2.98%
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	270,000	$254,138
Series A 5.00% 7/1/41 ‡	675,000	579,656
Series A 5.125% 7/1/37 ‡	685,000	601,087
Series A 5.25% 7/1/34 ‡	945,000	896,569
Series A 5.375% 7/1/33 ‡	665,000	623,437
Series A 8.00% 7/1/35 ‡	1,920,000	1,634,400
Series B 5.00% 7/1/35 ‡	185,000	174,363
Series B 5.75% 7/1/38 ‡	625,000	577,344
Series C 6.00% 7/1/39 ‡	1,215,000	1,132,987
		6,473,981
Transportation Revenue Bonds – 13.00%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	519,908
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	525,705
(Climate Bond Certified)
Series E 4.00% 11/15/45	1,500,000	1,729,320
(Green Bonds)
Series B 4.00% 11/15/50	1,000,000	1,126,480
Series C-1 5.25% 11/15/55	1,500,000	1,863,135
Subordinate Series A-1 5.00% 11/15/47	2,000,000	2,465,160
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	1,164,220
Series L 5.00% 1/1/35	1,535,000	1,894,420
(Junior Indebtedness Obligation)
Series A 5.25% 1/1/56	1,000,000	1,176,850
New York Transportation Development Corporation Special
Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project)
Series A 4.00% 12/1/40 (AMT)	335,000	388,392
Niagara Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/33 (AMT)	715,000	903,567
Series A 5.00% 4/1/35 (AMT)	775,000	974,376
Series A 5.00% 4/1/37 (AMT)	750,000	937,530
Series A 5.00% 4/1/39 (AMT)	350,000	435,600
Port Authority of Guam
(Governmental)
Series A 5.00% 7/1/48	1,375,000	1,616,175

93

Schedules of investments
Delaware Tax-Free New York Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port Authority of New York & New Jersey
(Consolidated Bonds - Two Hundred Seventeen Series)
4.00% 11/1/49	1,000,000	$1,166,190
(Consolidated Bonds - Two Hundred Sixteen Series)
4.00% 9/1/49	1,000,000	1,163,050
(Consolidated Bonds - Two Hundredth Series)
5.00% 10/15/42	2,500,000	3,024,125
Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/41	2,000,000	2,361,960
Series A 5.00% 11/15/47	1,000,000	1,218,220
Series A 5.00% 11/15/49	325,000	418,187
Westchester County Industrial Development Agency
(Million Air Two LLC General Aviation Facilities Project)
Series A 144A 7.00% 6/1/46 (AMT) #	1,100,000	1,184,502
		28,257,072
Water & Sewer Revenue Bonds – 5.22%
New York City Municipal Water Finance Authority Water & Sewer
System Revenue
(Second General Resolution)
Fiscal 2015 Series HH 5.00% 6/15/39	2,000,000	2,327,260
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,210,740
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	3,098,325
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	1,169,310
Fiscal 2020 Series AA 4.00% 6/15/40	1,000,000	1,197,980
Fiscal 2021 Subordinate Series BB-1 4.00% 6/15/50	1,000,000	1,173,110
New York State Environmental Facilities Clean Water and Drinking
Water Revenue
(New York City Municipal Water Finance Authority Projects -
Second Resolution)
Series B 4.00% 6/15/49	1,000,000	1,171,700
		11,348,425
Total Municipal Bonds (cost $195,492,288)		216,117,103

Short-Term Investments – 0.37%
Variable Rate Demand Notes – 0.37%¤
New York City
Fiscal 2018 Subordinate Series B-4 0.01% 10/1/46 (SPA -
Barclays Bank)	170,000	170,000

94

	Principal
	amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
New York City Municipal Water Finance Authority Water & Sewer
System Revenue
(Second General Resolution) Fiscal 2011
Series DD-1 0.01% 6/15/43 (SPA - TD Bank N.A.)	390,000	$390,000
New York City Transitional Finance Authority Revenue
(Future Tax Secured) Fiscal 2010 Subordinate Series G-6 0.01%
5/1/34 (SPA - Barclays Bank)	250,000	250,000
Total Short-Term Investments (cost $810,000)		810,000
Total Value of Securities–99.82%
(cost $196,302,288)		$216,927,103

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $14,905,935, which represents 6.86% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of August 31, 2021.

95

Schedules of investments
Delaware Tax-Free New York Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
L.P. – Limited Partnership
LLC – Limited Liability Corporation
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

96

Schedules of investments
Delaware Tax-Free Pennsylvania Fund	August 31, 2021

	Principal
	amount°	Value (US $)
Municipal Bonds – 100.70%
Corporate Revenue Bonds – 6.10%
Allegheny County Industrial Development Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	$2,880,682
5.125% 5/1/30	750,000	915,210
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	5,797,008
Pennsylvania Economic Development Financing Authority
(National Gypsum)
5.50% 11/1/44 (AMT)	4,000,000	4,269,560
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Revenue
(Proctor & Gamble Paper Project)
5.375% 3/1/31 (AMT)	11,000,000	14,864,960
		28,727,420
Education Revenue Bonds – 10.84%
Allegheny County Higher Education Building Authority Revenue
(Carnegie Mellon University)
Series A 5.00% 3/1/24	1,000,000	1,023,660
(Chatham University)
Series A 5.00% 9/1/30	1,500,000	1,545,720
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,714,230
Bucks County Industrial Development Authority Revenue
(School Lane Charter School Project)
Series A 5.125% 3/15/46	2,500,000	2,794,050
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,302,715
Series A 5.00% 12/15/51	770,000	863,663
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,098,370
5.00% 10/1/39	1,250,000	1,366,350
5.00% 10/1/44	1,000,000	1,087,750
(Westtown School)
Series A 2.625% 1/1/52	750,000	710,025
Series A 4.00% 1/1/52	2,250,000	2,610,450
City of Erie Higher Education Building Authority Revenue
(Gannon University Project - AICUP Financing Program)
Series TT1 4.00% 5/1/36	300,000	345,987
Series TT1 4.00% 5/1/41	475,000	540,165

97

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Erie Higher Education Building Authority Revenue
(Gannon University Project - AICUP Financing Program)
Series TT1 5.00% 5/1/47	475,000	$582,882
Delaware County Authority Revenue
(Cabrini University)
5.00% 7/1/47	2,000,000	2,283,900
Montgomery County Higher Education and Health Authority
(Arcadia University)
5.75% 4/1/40	2,000,000	2,187,500
Montgomery County Industrial Development Authority Revenue
(Germantown Academy Project)
Series A 4.00% 10/1/36	1,000,000	1,114,170
Series A 4.00% 10/1/46	1,550,000	1,807,796
Northeastern Pennsylvania Hospital and Education Authority
Revenue
(King’s College Project)
5.00% 5/1/44	1,000,000	1,187,500
Pennsylvania Higher Educational Facilities Authority College &
University Revenue
(Drexel University)
5.00% 5/1/41	1,000,000	1,224,400
Pennsylvania State University
Series A 5.00% 9/1/45	4,000,000	5,098,720
Series A 5.00% 9/1/47	2,730,000	3,452,767
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,872,200
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	200,000	207,042
Series A 5.75% 6/15/42	2,500,000	2,581,450
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,385,000	1,388,698
Series A 5.625% 6/15/42	3,000,000	3,006,930
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,118,950
Series A-1 7.00% 6/15/43	1,535,000	1,680,319
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,301,220
		51,099,579

98

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 4.78%
City of Philadelphia Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	2,000,000	$2,346,640
Sixteenth Series B 4.00% 8/1/37 (AGM)	2,000,000	2,395,760
Sixteenth Series B 4.00% 8/1/38 (AGM)	4,250,000	5,078,113
Sixteenth Series B 4.00% 8/1/39 (AGM)	1,300,000	1,549,210
Puerto Rico Electric Power Authority
Series A 5.00% 7/1/42 ‡	1,110,000	1,087,800
Series A 5.05% 7/1/42 ‡	400,000	392,000
Series AAA 5.25% 7/1/25 ‡	225,000	221,344
Series WW 5.00% 7/1/28 ‡	1,895,000	1,857,100
Series WW 5.25% 7/1/33 ‡	1,055,000	1,037,856
Series WW 5.50% 7/1/38 ‡	1,530,000	1,508,963
Series XX 4.75% 7/1/26 ‡	185,000	180,606
Series XX 5.25% 7/1/40 ‡	3,825,000	3,762,844
Series XX 5.75% 7/1/36 ‡	655,000	648,450
Series ZZ 4.75% 7/1/27 ‡	145,000	141,556
Series ZZ 5.25% 7/1/24 ‡	315,000	309,881
		22,518,123
Healthcare Revenue Bonds – 33.18%
Allegheny County Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,350,000	1,533,020
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/36	1,750,000	2,075,307
Series A 4.00% 7/15/37	1,500,000	1,772,685
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	470,602
5.00% 5/15/43	500,000	564,090
5.00% 5/15/48	1,000,000	1,124,720
Series A 5.00% 5/15/37	1,365,000	1,605,554
Series A 5.00% 5/15/42	500,000	583,675
Series A 5.00% 5/15/47	600,000	696,534
Series C 5.00% 5/15/42	1,000,000	1,110,620
Series C 5.00% 5/15/47	1,000,000	1,107,510
Bucks County Industrial Development Authority Revenue
(Saint Luke’s University Health Network Project)
4.00% 8/15/44	2,400,000	2,744,352
4.00% 8/15/50	1,400,000	1,591,366

99

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Butler County Hospital Authority Revenue
(Butler Health System Project)
Series A 5.00% 7/1/39	1,625,000	$1,834,901
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project)
Series A 4.00% 11/15/47	1,400,000	1,588,090
Chester County Health and Education Facilities Authority
(Main Line Health System)
Series A 4.00% 9/1/40	785,000	937,580
Series A 4.00% 9/1/50	2,750,000	3,227,428
Cumberland County Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.00% 1/1/45	3,000,000	3,316,710
(Diakon Lutheran Social Ministries)
5.00% 1/1/38	1,805,000	2,005,084
(Penn State Health)
4.00% 11/1/49	9,825,000	11,320,856
DuBois Hospital Authority
(Penn Highlands Healthcare)
4.00% 7/15/48	2,000,000	2,213,060
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A 4.00% 4/1/50	8,085,000	9,317,962
Series A-1 5.00% 2/15/45	5,000,000	5,927,600
General Authority of Southcentral Pennsylvania Revenue
(WellSpan Health Obligated Group)
Series A 5.00% 6/1/39	5,000,000	6,318,900
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center)
Series A 6.00% 6/1/39	1,625,000	1,719,673
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	273,710
5.50% 7/1/45	1,000,000	1,091,300
(Landis Homes Retirement Community Project)
Series A 5.00% 7/1/45	2,000,000	2,198,380
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,207,530
5.00% 11/1/36	510,000	614,443
5.00% 11/1/37	250,000	300,702

100

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.25% 7/1/42	1,500,000	$1,531,260
Lehigh County General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network)
Series A 4.00% 7/1/49	5,000,000	5,728,550
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	2,010,721
5.00% 7/1/41	1,000,000	1,169,060
Monroeville Finance Authority
(University of Pittsburgh Medical Center)
5.00% 2/15/25	1,000,000	1,158,930
Montgomery County Higher Education and Health Authority
(Thomas Jefferson University)
5.00% 9/1/51	2,000,000	2,457,900
Series A 4.00% 9/1/49	2,500,000	2,835,175
Montgomery County Industrial Development Authority Revenue
(Waverly Heights Project)
5.00% 12/1/44	500,000	579,580
5.00% 12/1/49	1,250,000	1,444,113
(Whitemarsh Continuing Care Retirement Community Project)
4.00% 1/1/25	430,000	445,785
5.375% 1/1/50	4,000,000	4,311,960
Series A 5.375% 1/1/51	1,500,000	1,643,745
Moon Industrial Development Authority Revenue
(Baptist Homes Society)
6.125% 7/1/50	4,000,000	4,322,440
Pennsylvania Economic Development Financing Authority First
Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	421,850
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	3,186,000
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Series A 5.00% 7/1/43	1,265,000	1,363,088
Pennsylvania Higher Educational Facilities Authority College &
University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,676,600
Series A 5.25% 9/1/50	2,500,000	2,856,600
101

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	6,000,000	$6,978,060
5.00% 8/15/49	5,000,000	6,272,550
Series A 4.00% 8/15/42	4,000,000	4,560,600
Philadelphia Authority for Industrial Development Revenue
(Children’s Hospital of Philadelphia Project)
5.00% 7/1/34	5,000,000	6,165,600
Series A 5.00% 7/1/32	4,750,000	6,597,465
(Thomas Jefferson University)
Series A 5.00% 9/1/47	2,500,000	2,986,600
(Wesley Enhanced Living Obligated Group)
Series A 5.00% 7/1/49	2,500,000	2,795,300
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project)
Series A 5.00% 8/15/40	4,000,000	4,475,960
		156,369,436
Lease Revenue Bonds – 1.08%
Pennsylvania Economic Development Financing Authority
Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	598,030
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,502,775
5.00% 4/1/38	1,000,000	1,199,060
5.00% 4/1/39	1,500,000	1,795,515
		5,095,380
Local General Obligation Bonds – 5.87%
Allegheny County
Series C-77 5.00% 11/1/43	4,535,000	5,645,621
Chester County
4.00% 7/15/32	1,000,000	1,214,330
City of Philadelphia
5.00% 8/1/41	1,260,000	1,524,486
Series A 5.00% 8/1/37	1,750,000	2,128,735
Mechanicsburg Area School District
Series AA 4.00% 5/15/50	2,875,000	3,335,719
Montgomery County
Series A 5.00% 1/1/35	2,000,000	2,672,340
Series A 5.00% 1/1/37	2,500,000	3,313,300

102

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	$2,392,220
Series F 5.00% 9/1/37	1,500,000	1,790,925
Series F 5.00% 9/1/38	2,000,000	2,383,600
Punxsutawney Area School District
2.00% 10/15/28 (AGM)	325,000	340,802
2.00% 10/15/29 (AGM)	700,000	728,805
2.00% 10/15/30 (AGM)	190,000	196,933
		27,667,816
Pre-Refunded/Escrowed to Maturity Bonds – 7.42%
Allegheny County
Series C-70 5.00% 12/1/33-22 §	2,205,000	2,339,329
Bucks County Industrial Development Authority Revenue
(George School Project)
5.00% 9/15/36	4,455,000	4,462,796
City of Philadelphia
Series A 5.25% 7/15/29-24 §	2,500,000	2,798,275
City of Pittsburgh
Series B 5.00% 9/1/26-22 §	3,000,000	3,146,160
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries)
5.00% 1/1/38-25 §	195,000	224,786
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32-23 §	2,000,000	2,161,480
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22 §	1,150,000	1,167,871
Series A 5.00% 1/1/41-22 §	1,500,000	1,523,310
Montgomery County Industrial Development Authority Retirement
Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27-22 §	1,250,000	1,293,100
5.00% 11/15/28-22 §	1,600,000	1,655,168
5.00% 11/15/29-22 §	680,000	703,446
Pennsylvania Higher Educational Facilities Authority College &
University Revenue
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22 §	1,740,000	1,810,000
Series A 5.00% 7/1/41-22 §	1,500,000	1,560,345

103

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority College &
University Revenue
(Philadelphia University)
5.00% 6/1/32-23 §	2,000,000	$2,167,700
(University of the Arts)
5.20% 3/15/25 (AGC)	3,680,000	4,037,660
Philadelphia Authority for Industrial Development Revenue
(New Foundations Charter School Project)
6.625% 12/15/41-22 §	1,000,000	1,081,930
Philadelphia Water & Wastewater Revenue
Series A 5.00% 7/1/45-24 §	2,500,000	2,837,000
		34,970,356
Special Tax Revenue Bonds – 12.86%
Allentown Neighborhood Improvement Zone Development Authority
Revenue
Series A 5.00% 5/1/42	2,500,000	2,579,725
(Forward Delivery)
5.00% 5/1/35	850,000	1,086,903
5.00% 5/1/36	850,000	1,083,623
5.00% 5/1/42	4,000,000	5,031,880
Chester County Industrial Development Authority Special Obligation
Revenue
(Woodlands at Greystone Project)
144A 5.00% 3/1/38 #	460,000	547,391
144A 5.125% 3/1/48 #	1,000,000	1,181,540
CPR Custodial Receipt
(Taxable)
Series 1 144A 0.649% 1/1/45 #	7,000,000	6,475,000
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	8,414,512	7,909,641
Northampton County Industrial Development Authority
(Route 33 Project)
7.00% 7/1/32	1,700,000	1,822,349
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.399% 7/1/46 ^	10,665,000	3,563,497
(Restructured)
Series A-1 4.75% 7/1/53	7,958,000	9,107,135
Series A-1 5.00% 7/1/58	10,000,000	11,578,500
Series A-2 4.329% 7/1/40	5,150,000	5,854,417
Series A-2 4.536% 7/1/53	1,000,000	1,131,010

104

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,500,000	$1,650,840
		60,603,451
State General Obligation Bonds – 4.29%
Commonwealth of Pennsylvania
5.00% 9/15/26	3,340,000	4,089,229
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	890,000	837,712
Series A 5.125% 7/1/37 ‡	8,195,000	7,191,112
Series A 5.25% 7/1/34 ‡	725,000	687,844
Series A 5.375% 7/1/33 ‡	600,000	562,500
Series A 6.00% 7/1/38 ‡	880,000	838,200
Series A 8.00% 7/1/35 ‡	2,175,000	1,851,469
Series B 5.00% 7/1/35 ‡	605,000	570,213
Series B 5.75% 7/1/38 ‡	2,000,000	1,847,500
Series C 6.00% 7/1/39 ‡	1,880,000	1,753,100
		20,228,879
Transportation Revenue Bonds – 13.69%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey)
5.00% 7/1/47	5,000,000	5,989,550
Pennsylvania Economic Development Financing Authority Exempt
Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,674,335
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,232,900
Pennsylvania Economic Development Financing Authority
Tax-Exempt Private Activity Revenue
(The Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/34 (AMT)	2,115,000	2,501,347
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/23	2,450,000	2,715,996
Series A 5.00% 12/1/49	2,000,000	2,519,580
Series C 5.00% 12/1/44	5,000,000	5,674,250
Subordinate Series A 4.00% 12/1/50	1,000,000	1,173,370
Subordinate Series B 4.00% 12/1/46	6,500,000	7,655,895
Subordinate Series B 4.00% 12/1/51	4,285,000	5,036,118
Philadelphia Airport Revenue
5.00% 7/1/51 (AMT)	9,500,000	12,041,060

105

Schedules of investments
Delaware Tax-Free Pennsylvania Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Philadelphia Airport Revenue
Series A 5.00% 7/1/47	3,750,000	$4,595,625
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,603,030
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	942,872
5.00% 1/1/38 (AMT)	1,000,000	1,170,310
		64,526,238
Water & Sewer Revenue Bond — 0.59%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,789,823
		2,789,823
Total Municipal Bonds (cost $435,284,106)		474,596,501
Total Value of Securities–100.70%
(cost $435,284,106)		$474,596,501

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2021, the aggregate value of Rule 144A securities was $11,811,781, which represents 2.51% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

106

Statements of assets and liabilities	August 31, 2021

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Assets:
Investments, at value*	$89,766,702	$137,200,654	$245,882,858
Cash	442,262	523,267	23,305
Dividend and interest receivable	647,296	1,339,986	2,319,073
Receivable for fund shares sold	50,555	667,538	469,031
Other assets	—	2,021	—
Total Assets	90,906,815	139,733,466	248,694,267
Liabilities:
Payable for securities purchased	214,747	3,403,700	1,183,480
Payable for fund shares redeemed	200,998	261,049	146,716
Investment management fees payable to
affiliates	30,787	41,171	94,669
Accounting and administration expenses
payable to non-affiliates	15,884	17,318	20,869
Distribution fees payable to affiliates	15,557	21,504	40,649
Distribution payable	14,661	46,717	41,464
Other accrued expenses	8,269	17,148	12,881
Reports and statements to shareholders
expenses payable to non-affiliates	8,005	8,875	14,021
Dividend disbursing and transfer agent
fees and expenses payable to
non-affiliates	7,391	10,691	22,120
Audit and tax fees payable	4,950	5,099	4,950
Dividend disbursing and transfer agent
fees and expenses payable to affiliates	656	980	1,784
Accounting and administration expenses
payable to affiliates	614	749	1,084
Trustees’ fees and expenses payable to
affiliates	267	397	718
Legal fees payable to affiliates	228	339	614
Reports and statements to shareholders
expenses payable to affiliates	110	165	301
Total Liabilities	523,124	3,835,902	1,586,320
Total Net Assets	$90,383,691	$135,897,564	$247,107,947

Net Assets Consist of:
Paid-in capital	$82,566,891	$124,259,775	$230,794,943
Total distributable earnings (loss)	7,816,800	11,637,789	16,313,004
Total Net Assets	$90,383,691	$135,897,564	$247,107,947

107

Statements of assets and liabilities

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Net Asset Value
Class A:
Net assets	$66,709,639	$86,058,896	$164,257,602
Shares of beneficial interest outstanding,
unlimited authorization, no par	5,519,596	6,809,482	14,037,157
Net asset value per share	$12.09	$12.64	$11.70
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset
value per share / (1 - sales charge)	$12.66	$13.24	$12.25
Class C:
Net assets	$1,527,424	$3,843,137	$6,757,853
Shares of beneficial interest outstanding,
unlimited authorization, no par	126,065	303,494	576,076
Net asset value per share	$12.12	$12.66	$11.73
Institutional Class:
Net assets	$22,146,628	$45,995,531	$76,092,492
Shares of beneficial interest outstanding,
unlimited authorization, no par	1,832,164	3,638,742	6,503,004
Net asset value per share	$12.09	$12.64	$11.70
____________________
*Investments, at cost	$82,548,359	$125,851,645	$227,891,309

See accompanying notes, which are an integral part of the financial statements.

108

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Assets:
Investments, at value*	$129,701,759	$216,927,103	$474,596,501
Cash	21,172	923,687	4,218,080
Dividend and interest receivable	1,383,111	2,048,545	4,509,789
Receivable for fund shares sold	181,824	225,876	313,710
Other assets	—	5,720	—
Total Assets	131,287,866	220,130,931	483,638,080
Liabilities:
Payable for securities purchased	2,125,329	2,334,665	11,308,090
Payable for fund shares redeemed	98,515	232,294	524,774
Investment management fees payable to
affiliates	45,174	64,113	191,085
Distribution fees payable to affiliates	20,466	38,519	91,909
Distribution payable	18,998	64,607	106,962
Accounting and administration expenses
payable to non-affiliates	17,003	20,001	28,162
Other accrued expenses	12,242	27,677	19,970
Dividend disbursing and transfer agent
fees and expenses payable to
non-affiliates	11,095	18,231	41,777
Reports and statements to shareholders
expenses payable to non-affiliates	8,853	11,565	23,582
Audit and tax fees payable	4,950	4,950	4,950
Dividend disbursing and transfer agent
fees and expenses payable to affiliates	922	1,576	3,412
Accounting and administration expenses
payable to affiliates	724	997	1,763
Trustees’ fees and expenses payable to
affiliates	369	639	1,386
Legal fees payable to affiliates	315	547	574
Reports and statements to shareholders
expenses payable to affiliates	157	265	1,185
Total Liabilities	2,365,112	2,820,646	12,349,581
Total Net Assets	$128,922,754	$217,310,285	$471,288,499

Net Assets Consist of:
Paid-in capital	$125,173,618	$197,052,062	$430,653,680
Total distributable earnings (loss)	3,749,136	20,258,223	40,634,819
Total Net Assets	$128,922,754	$217,310,285	$471,288,499

109

Statements of assets and liabilities

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Net Asset Value
Class A:
Net assets	$71,344,918	$161,593,469	$384,915,619
Shares of beneficial interest outstanding,
unlimited authorization, no par	5,991,537	13,397,605	46,158,217
Net asset value per share	$11.91	$12.06	$8.34
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset
value per share / (1 - sales charge)	$12.47	$12.63	$8.73
Class C:
Net assets	$6,452,973	$4,720,276	$14,040,087
Shares of beneficial interest outstanding,
unlimited authorization, no par	542,369	392,284	1,683,191
Net asset value per share	$11.90	$12.03	$8.34
Institutional Class:
Net assets	$51,124,863	$50,996,540	$72,332,793
Shares of beneficial interest outstanding,
unlimited authorization, no par	4,292,611	4,229,331	8,680,239
Net asset value per share	$11.91	$12.06	$8.33
____________________
* Investments, at cost	$121,488,056	$196,302,288	$435,284,106

See accompanying notes, which are an integral part of the financial statements.

110

Statements of operations	Year ended August 31, 2021

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$2,920,073	$4,416,892	$7,823,699
Dividends	—	—	133
	2,920,073	4,416,892	7,823,832

Expenses:
Management fees	424,142	637,906	1,276,395
Distribution expenses — Class A	162,046	181,524	407,268
Distribution expenses — Class C	19,713	50,501	71,993
Dividend disbursing and transfer agent
fees and expenses	55,513	65,334	143,283
Accounting and administration expenses	52,513	59,437	76,019
Audit and tax fees	40,626	51,719	40,626
Registration fees	17,896	27,055	10,068
Reports and statements to shareholders
expenses	15,684	24,962	28,536
Legal fees	4,967	40,990	13,237
Trustees’ fees and expenses	3,601	4,787	9,874
Custodian fees	2,692	3,874	6,990
Other	19,063	22,791	27,476
	818,456	1,170,880	2,111,765
Less expenses waived	(136,242)	(229,803)	(295,200)
Less expenses paid indirectly	(20)	(49)	(68)
Total operating expenses	682,194	941,028	1,816,497
Net Investment Income	2,237,879	3,475,864	6,007,335
Net Realized and Unrealized Gain:
Net realized gain on investments	682,993	538,129	297,584
Net change in unrealized appreciation
(depreciation) of investments	3,130,355	3,306,320	6,384,297
Net Realized and Unrealized Gain	3,813,348	3,844,449	6,681,881
Net Increase in Net Assets Resulting
from Operations	$6,051,227	$7,320,313	$12,689,216

111

Statements of operations

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund
Investment Income:
Interest	$3,903,101	$5,931,679	$16,672,525
Dividends	104	—	—
	3,903,205	5,931,679	16,672,525

Expenses:
Management fees	633,664	987,578	2,482,577
Distribution expenses — Class A	163,169	325,202	905,148
Distribution expenses — Class C	75,347	57,206	158,524
Dividend disbursing and transfer agent
fees and expenses	74,244	101,271	260,864
Accounting and administration expenses	57,363	69,555	111,018
Audit and tax fees	40,626	52,371	40,626
Registration fees	14,085	40,201	19,803
Reports and statements to shareholders
expenses	17,033	31,460	52,929
Legal fees	6,597	44,303	27,293
Trustees’ fees and expenses	4,859	7,240	19,290
Custodian fees	3,393	5,667	14,172
Other	20,432	28,825	34,962
	1,110,812	1,750,879	4,127,206
Less expenses waived	(169,840)	(330,412)	(400,261)
Less expenses paid indirectly	(22)	(122)	(202)
Total operating expenses	940,950	1,420,345	3,726,743
Net Investment Income	2,962,255	4,511,334	12,945,782
Net Realized and Unrealized Gain:
Net realized gain on investments	417,531	272,033	3,678,994
Net change in unrealized appreciation
(depreciation) of investments	3,296,257	5,957,639	14,018,485
Net Realized and Unrealized Gain	3,713,788	6,229,672	17,697,479
Net Increase in Net Assets Resulting
from Operations	$6,676,043	$10,741,006	$30,643,261

See accompanying notes, which are an integral part of the financial statements.

112

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,237,879	$2,279,854
Net realized gain	682,993	142,666
Net change in unrealized appreciation (depreciation)	3,130,355	(1,042,553)
Net increase in net assets resulting from operations	6,051,227	1,379,967

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,730,876)	(1,860,733)
Class C	(38,579)	(63,009)
Institutional Class	(522,100)	(503,085)
	(2,291,555)	(2,426,827)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,099,220	4,040,085
Class C	276,688	475,896
Institutional Class	8,718,668	4,314,261

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,537,728	1,492,624
Class C	37,027	58,762
Institutional Class	506,851	476,431
	17,176,182	10,858,059

113

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,997,493)	$(4,618,457)
Class C	(1,441,218)	(1,028,355)
Institutional Class	(2,932,869)	(3,614,076)
	(10,371,580)	(9,260,888)
Increase in net assets derived from capital share transactions	6,804,602	1,597,171
Net Increase in Net Assets	10,564,274	550,311
Net Assets:
Beginning of year	79,819,417	79,269,106
End of year	$90,383,691	$79,819,417

See accompanying notes, which are an integral part of the financial statements.

114

Statements of changes in net assets
Delaware Tax-Free California Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,475,864	$2,951,871
Net realized gain (loss)	538,129	(75,285)
Net change in unrealized appreciation (depreciation)	3,306,320	(2,508,025)
Net increase in net assets resulting from operations	7,320,313	368,561

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,115,156)	(1,696,888)
Class C	(112,952)	(337,450)
Institutional Class	(1,216,639)	(1,813,306)
	(3,444,747)	(3,847,644)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,832,211	9,654,592
Class C	629,708	600,032
Institutional Class	16,266,239	21,957,497

Net assets from merger:[1]
Class A	34,679,243	—
Institutional Class	1,655,513	—

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,912,654	1,518,859
Class C	110,017	281,331
Institutional Class	853,026	1,276,762
	68,938,611	35,289,073

115

Statements of changes in net assets
Delaware Tax-Free California Fund

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,752,132)	$(8,275,307)
Class C	(3,919,733)	(5,300,634)
Institutional Class	(8,230,770)	(31,647,616)
	(21,902,635)	(45,223,557)
Increase (decrease) in net assets derived from capital share
transactions	47,035,976	(9,934,484)
Net Increase (Decrease) in Net Assets	50,911,542	(13,413,567)
Net Assets:
Beginning of year	84,986,022	98,399,589
End of year	$135,897,564	$84,986,022

[1]	See Note 7 in the Notes to financial statements.

See accompanying notes, which are an integral part of the financial statements.

116

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,007,335	$6,482,950
Net realized gain	297,584	841,092
Net change in unrealized appreciation (depreciation)	6,384,297	(3,462,710)
Net increase in net assets resulting from operations	12,689,216	3,861,332

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,143,610)	(4,770,153)
Class C	(129,827)	(201,810)
Institutional Class	(1,718,272)	(1,499,974)
	(5,991,709)	(6,471,937)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,168,978	13,355,973
Class C	897,711	755,250
Institutional Class	30,007,649	23,852,027

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	3,824,323	4,244,536
Class C	130,352	195,451
Institutional Class	1,584,582	1,381,497
	48,613,595	43,784,734

117

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,435,502)	$(19,822,488)
Class C	(2,612,192)	(3,060,813)
Institutional Class	(9,172,538)	(15,090,632)
	(31,220,232)	(37,973,933)
Increase in net assets derived from capital share transactions	17,393,363	5,810,801
Net Increase in Net Assets	24,090,870	3,200,196

Net Assets:
Beginning of year	223,017,077	219,816,881
End of year	$247,107,947	$223,017,077

See accompanying notes, which are an integral part of the financial statements.

118

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,962,255	$3,013,071
Net realized gain (loss)	417,531	(436,187)
Net change in unrealized appreciation (depreciation)	3,296,257	(1,157,926)
Net increase in net assets resulting from operations	6,676,043	1,418,958

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,641,809)	(1,630,043)
Class C	(135,399)	(231,712)
Institutional Class	(1,164,232)	(1,140,918)
	(2,941,440)	(3,002,673)

Capital Share Transactions:
Proceeds from shares sold:
Class A	11,579,114	11,036,343
Class C	1,980,826	1,110,294
Institutional Class	18,581,380	12,301,476
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,564,179	1,518,853
Class C	134,242	222,405
Institutional Class	1,022,029	1,009,131
	34,861,770	27,198,502

119

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,580,947)	$(6,770,542)
Class C	(4,746,986)	(5,190,934)
Institutional Class	(5,888,406)	(11,622,682)
	(15,216,339)	(23,584,158)
Increase in net assets derived from capital share transactions	19,645,431	3,614,344
Net Increase in Net Assets	23,380,034	2,030,629

Net Assets:
Beginning of year	105,542,720	103,512,091
End of year	$128,922,754	$105,542,720

See accompanying notes, which are an integral part of the financial statements.

120

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,511,334	$2,506,580
Net realized gain	272,033	721,770
Net change in unrealized appreciation (depreciation)	5,957,639	(1,943,082)
Net increase in net assets resulting from operations	10,741,006	1,285,268

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,347,685)	(1,250,944)
Class C	(128,393)	(299,096)
Institutional Class	(1,363,462)	(1,387,966)
	(4,839,540)	(2,938,006)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,493,592	11,463,562
Class C	398,690	553,210
Institutional Class	14,181,292	9,818,570
Net assets from merger:[1]
Class A	119,588,826	—
Institutional Class	2,252,578	—
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	2,783,113	1,098,145
Class C	87,874	204,540
Institutional Class	1,239,511	1,267,893
	148,025,476	24,405,920

121

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,016,082)	$(5,523,695)
Class C	(3,001,127)	(6,950,159)
Institutional Class	(6,544,242)	(11,214,772)
	(24,561,451)	(23,688,626)
Increase in net assets derived from capital share transactions	123,464,025	717,294
Net Increase (Decrease) in Net Assets	129,365,491	(935,444)

Net Assets:
Beginning of year	87,944,794	88,880,238
End of year	$217,310,285	$87,944,794

[1]	See Note 7 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

122

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund

	Year ended
	8/31/21	8/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,945,782	$13,510,292
Net realized gain	3,678,994	1,773,628
Net change in unrealized appreciation (depreciation)	14,018,485	(8,662,514)
Net increase in net assets resulting from operations	30,643,261	6,621,406

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(12,542,265)	(14,779,475)
Class C	(434,719)	(710,638)
Institutional Class	(2,305,167)	(2,147,319)
	(15,282,151)	(17,637,432)

Capital Share Transactions:
Proceeds from shares sold:
Class A	34,561,794	34,845,316
Class C	1,969,889	2,876,652
Institutional Class	20,875,991	14,679,950

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	11,233,439	13,086,822
Class C	422,283	679,779
Institutional Class	2,035,086	1,843,684
	71,098,482	68,012,203

123

Statements of changes in net assets
Delaware Tax-Free Pennsylvania Fund

	Year ended
	8/31/21	8/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(37,976,217)	$(51,146,281)
Class C	(7,917,147)	(8,994,602)
Institutional Class	(8,685,397)	(6,718,565)
	(54,578,761)	(66,859,448)
Increase in net assets derived from capital share transactions	16,519,721	1,152,755
Net Increase (Decrease) in Net Assets	31,880,831	(9,863,271)

Net Assets:
Beginning of year	439,407,668	449,270,939
End of year	$471,288,499	$439,407,668

See accompanying notes, which are an integral part of the financial statements.

124

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.55	$11.70	$11.24	$11.48	$11.83

0.31	0.33	0.37	0.36	0.37
0.55	(0.13)	0.46	(0.24)	(0.35)
0.86	0.20	0.83	0.12	0.02

(0.31)	(0.35)	(0.37)	(0.36)	(0.37)
(0.01)	—	—	—	—
(0.32)	(0.35)	(0.37)	(0.36)	(0.37)

$12.09	$11.55	$11.70	$11.24	$11.48

7.51%	1.79%	7.51%	1.11%	0.24%

$66,710	$62,186	$62,033	$63,327	$66,839
0.84%	0.84%	0.84%	0.84%	0.84%
1.00%	1.01%	1.02%	1.00%	0.97%
2.60%	2.87%	3.29%	3.23%	3.25%
2.44%	2.70%	3.11%	3.07%	3.12%
19%	36%	31%	6%	9%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.58	$11.73	$11.27	$11.51	$11.87

0.22	0.24	0.28	0.28	0.29
0.55	(0.12)	0.46	(0.24)	(0.37)
0.77	0.12	0.74	0.04	(0.08)

(0.22)	(0.27)	(0.28)	(0.28)	(0.28)
(0.01)	—	—	—	—
(0.23)	(0.27)	(0.28)	(0.28)	(0.28)

$12.12	$11.58	$11.73	$11.27	$11.51

6.70%	1.03%	6.70%	0.36%	(0.59% )

$1,527	$2,561	$3,100	$3,122	$5,215
1.59%	1.59%	1.59%	1.59%	1.59%
1.75%	1.76%	1.77%	1.75%	1.72%
1.85%	2.12%	2.54%	2.48%	2.50%
1.69%	1.95%	2.36%	2.32%	2.37%
19%	36%	31%	6%	9%

Financial highlights
Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.55	$11.70	$11.24	$11.48	$11.84

0.34	0.36	0.39	0.39	0.40
0.55	(0.13)	0.46	(0.24)	(0.36)
0.89	0.23	0.85	0.15	0.04

(0.34)	(0.38)	(0.39)	(0.39)	(0.40)
(0.01)	—	—	—	—
(0.35)	(0.38)	(0.39)	(0.39)	(0.40)

$12.09	$11.55	$11.70	$11.24	$11.48

7.78%	2.05%	7.78%	1.36%	0.40%

$22,147	$15,072	$14,136	$10,097	$7,080
0.59%	0.59%	0.59%	0.59%	0.59%
0.75%	0.76%	0.77%	0.75%	0.72%
2.85%	3.12%	3.54%	3.48%	3.50%
2.69%	2.95%	3.36%	3.32%	3.37%
19%	36%	31%	6%	9%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.18	$12.49	$11.98	$12.26	$12.60

0.37	0.38	0.40	0.40	0.41
0.46	(0.20)	0.53	(0.28)	(0.34)
0.83	0.18	0.93	0.12	0.07

(0.37)	(0.38)	(0.40)	(0.40)	(0.41)
—	(0.11)	(0.02)	—	—
(0.37)	(0.49)	(0.42)	(0.40)	(0.41)

$12.64	$12.18	$12.49	$11.98	$12.26

6.88%	1.59%	7.99%	1.00%	0.63%

$86,059	$44,059	$42,203	$53,171	$54,076
0.86%	0.82%	0.82%	0.82%	0.82%
1.06%	1.03%	1.03%	1.02%	1.01%
2.95%	3.17%	3.36%	3.30%	3.36%
2.75%	2.96%	3.15%	3.10%	3.17%
14%	36%	32%	16%	27%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.21	$12.52	$12.00	$12.28	$12.62

0.27	0.29	0.32	0.31	0.32
0.45	(0.20)	0.54	(0.28)	(0.34)
0.72	0.09	0.86	0.03	(0.02)

(0.27)	(0.29)	(0.32)	(0.31)	(0.32)
—	(0.11)	(0.02)	—	—
(0.27)	(0.40)	(0.34)	(0.31)	(0.32)

$12.66	$12.21	$12.52	$12.00	$12.28

5.99%	0.83%	7.26%	0.25%	(0.12% )

$3,843	$6,829	$11,551	$13,015	$16,473
1.61%	1.57%	1.57%	1.57%	1.57%
1.81%	1.78%	1.78%	1.77%	1.76%
2.20%	2.42%	2.61%	2.55%	2.61%
2.00%	2.21%	2.40%	2.35%	2.42%
14%	36%	32%	16%	27%

Financial highlights
Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$12.18	$12.49	$11.98	$12.26	$12.60

0.40	0.41	0.43	0.43	0.44
0.46	(0.20)	0.53	(0.28)	(0.34)
0.86	0.21	0.96	0.15	0.10

(0.40)	(0.41)	(0.43)	(0.43)	(0.44)
—	(0.11)	(0.02)	—	—
(0.40)	(0.52)	(0.45)	(0.43)	(0.44)

$12.64	$12.18	$12.49	$11.98	$12.26

7.14%	1.84%	8.25%	1.26%	0.89%

$45,996	$34,098	$44,646	$32,953	$28,209
0.61%	0.57%	0.57%	0.57%	0.57%
0.81%	0.78%	0.78%	0.77%	0.76%
3.20%	3.42%	3.61%	3.55%	3.61%
3.00%	3.21%	3.40%	3.35%	3.42%
14%	36%	32%	16%	27%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.36	$11.48	$11.04	$11.28	$11.65

0.29	0.33	0.37	0.37	0.39
0.34	(0.12)	0.44	(0.24)	(0.37)
0.63	0.21	0.81	0.13	0.02

(0.29)	(0.33)	(0.37)	(0.37)	(0.39)
(0.29)	(0.33)	(0.37)	(0.37)	(0.39)

$11.70	$11.36	$11.48	$11.04	$11.28

5.64%	1.88%	7.48%	1.22%	0.26%

$164,258	$162,955	$167,136	$164,087	$165,554
0.83%	0.84%	0.84%	0.84%	0.84%
0.96%	0.96%	0.97%	0.97%	0.96%
2.54%	2.91%	3.31%	3.36%	3.48%
2.41%	2.79%	3.18%	3.23%	3.36%
10%	18%	16%	6%	17%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.39	$11.51	$11.07	$11.31	$11.68

0.21	0.24	0.29	0.29	0.31
0.34	(0.12)	0.44	(0.24)	(0.37)
0.55	0.12	0.73	0.05	(0.06)

(0.21)	(0.24)	(0.29)	(0.29)	(0.31)
(0.21)	(0.24)	(0.29)	(0.29)	(0.31)

$11.73	$11.39	$11.51	$11.07	$11.31

4.85%	1.12%	6.67%	0.47%	(0.48% )

$6,758	$8,121	$10,364	$10,923	$15,975
1.58%	1.59%	1.59%	1.59%	1.59%
1.71%	1.71%	1.72%	1.72%	1.71%
1.79%	2.16%	2.56%	2.61%	2.73%
1.66%	2.04%	2.43%	2.48%	2.61%
10%	18%	16%	6%	17%

Financial highlights
Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.36	$11.48	$11.04	$11.28	$11.65

0.32	0.36	0.40	0.40	0.42
0.34	(0.12)	0.44	(0.24)	(0.37)
0.66	0.24	0.84	0.16	0.05

(0.32)	(0.36)	(0.40)	(0.40)	(0.42)
(0.32)	(0.36)	(0.40)	(0.40)	(0.42)

$11.70	$11.36	$11.48	$11.04	$11.28

5.91%	2.14%	7.74%	1.47%	0.51%

$76,092	$51,941	$42,317	$27,433	$19,788
0.58%	0.59%	0.59%	0.59%	0.59%
0.71%	0.71%	0.72%	0.72%	0.71%
2.79%	3.16%	3.56%	3.61%	3.73%
2.66%	3.04%	3.43%	3.48%	3.61%
10%	18%	16%	6%	17%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.52	$11.65	$11.21	$11.49	$11.79

0.30	0.33	0.35	0.34	0.35
0.39	(0.13)	0.44	(0.28)	(0.30)
0.69	0.20	0.79	0.06	0.05

(0.30)	(0.33)	(0.35)	(0.34)	(0.35)
(0.30)	(0.33)	(0.35)	(0.34)	(0.35)

$11.91	$11.52	$11.65	$11.21	$11.49

6.03%	1.77%	7.19%	0.56%	0.47%

$71,345	$60,667	$55,480	$59,425	$67,907
0.86%	0.86%	0.86%	0.86%	0.86%
1.01%	1.02%	1.03%	1.01%	1.00%
2.53%	2.87%	3.11%	3.04%	3.03%
2.38%	2.71%	2.94%	2.89%	2.89%
17%	22%	14%	11%	10%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.51	$11.64	$11.20	$11.48	$11.78

0.21	0.24	0.27	0.26	0.26
0.39	(0.13)	0.44	(0.28)	(0.30)
0.60	0.11	0.71	(0.02)	(0.04)

(0.21)	(0.24)	(0.27)	(0.26)	(0.26)
(0.21)	(0.24)	(0.27)	(0.26)	(0.26)

$11.90	$11.51	$11.64	$11.20	$11.48

5.24%	1.00%	6.40%	(0.19% )	(0.29% )

$6,453	$8,819	$12,875	$17,597	$29,375
1.61%	1.61%	1.61%	1.61%	1.61%
1.76%	1.77%	1.78%	1.76%	1.75%
1.78%	2.12%	2.36%	2.29%	2.28%
1.63%	1.96%	2.19%	2.14%	2.14%
17%	22%	14%	11%	10%

Financial highlights
Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.52	$11.65	$11.21	$11.49	$11.79

0.33	0.36	0.38	0.37	0.37
0.39	(0.13)	0.44	(0.28)	(0.29)
0.72	0.23	0.82	0.09	0.08

(0.33)	(0.36)	(0.38)	(0.37)	(0.38)
(0.33)	(0.36)	(0.38)	(0.37)	(0.38)

$11.91	$11.52	$11.65	$11.21	$11.49

6.29%	2.02%	7.46%	0.82%	0.71%

$51,125	$36,057	$35,157	$21,310	$12,090
0.61%	0.61%	0.61%	0.61%	0.61%
0.76%	0.77%	0.78%	0.76%	0.75%
2.78%	3.12%	3.36%	3.29%	3.28%
2.63%	2.96%	3.19%	3.14%	3.14%
17%	22%	14%	11%	10%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Amount is less than $0.005 per share.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.66	$11.86	$11.33	$11.62	$11.98

0.29	0.33	0.36	0.36	0.35
0.45	(0.14)	0.53	(0.29)	(0.35)
0.74	0.19	0.89	0.07	—[2]

(0.29)	(0.33)	(0.36)	(0.36)	(0.36)
(0.05)	(0.06)	—	—	—
(0.34)	(0.39)	(0.36)	(0.36)	(0.36)

$12.06	$11.66	$11.86	$11.33	$11.62

6.46%	1.68%	8.00%	0.60%	0.05%

$161,593	$42,514	$36,058	$38,139	$40,647
0.83%	0.80%	0.80%	0.80%	0.80%
1.01%	1.05%	1.07%	1.08%	1.03%
2.47%	2.86%	3.12%	3.10%	3.04%
2.29%	2.61%	2.85%	2.82%	2.81%
13%	31%	21%	10%	14%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.63	$11.83	$11.30	$11.59	$11.95

0.21	0.24	0.27	0.27	0.26
0.45	(0.14)	0.53	(0.29)	(0.35)
0.66	0.10	0.80	(0.02)	(0.09)

(0.21)	(0.24)	(0.27)	(0.27)	(0.27)
(0.05)	(0.06)	—	—	—
(0.26)	(0.30)	(0.27)	(0.27)	(0.27)

$12.03	$11.63	$11.83	$11.30	$11.59

5.68%	0.92%	7.20%	(0.16% )	(0.71% )

$4,720	$7,037	$13,459	$14,941	$17,073
1.58%	1.55%	1.55%	1.55%	1.55%
1.76%	1.80%	1.82%	1.83%	1.78%
1.72%	2.11%	2.37%	2.35%	2.29%
1.54%	1.86%	2.10%	2.07%	2.06%
13%	31%	21%	10%	14%

Financial highlights
Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
2	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$11.66	$11.85	$11.33	$11.61	$11.97

0.32	0.36	0.38	0.39	0.38
0.45	(0.13)	0.52	(0.28)	(0.35)
0.77	0.23	0.90	0.11	0.03

(0.32)	(0.36)	(0.38)	(0.39)	(0.39)
(0.05)	(0.06)	—	—	—
(0.37)	(0.42)	(0.38)	(0.39)	(0.39)

$12.06	$11.66	$11.85	$11.33	$11.61

6.73%	2.03%	8.17%	0.93%	0.29%

$50,997	$38,394	$39,363	$32,981	$32,192
0.58%	0.55%	0.55%	0.55%	0.55%
0.76%	0.80%	0.82%	0.83%	0.78%
2.72%	3.11%	3.37%	3.35%	3.29%
2.54%	2.86%	3.10%	3.07%	3.06%
13%	31%	21%	10%	14%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
2	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$8.06	$8.25	$7.93	$8.14	$8.39

0.23	0.25	0.28	0.28	0.28
0.32	(0.11)	0.32	(0.20)	(0.25)
0.55	0.14	0.60	0.08	0.03

(0.23)	(0.25)	(0.28)	(0.28)	(0.28)
(0.04)	(0.08)	—	(0.01)	—
(0.27)	(0.33)	(0.28)	(0.29)	(0.28)

$8.34	$8.06	$8.25	$7.93	$8.14

7.04%	1.72%	7.72%	0.93%	0.48%

$384,915	$364,480	$376,965	$378,038	$399,001
0.83%	0.83%	0.85%	0.88%	0.88%
0.92%	0.92%	0.93%	0.93%	0.94%
2.86%	3.09%	3.49%	3.48%	3.51%
2.77%	3.00%	3.41%	3.43%	3.45%
32%	40%	23%	19%	15%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$8.06	$8.25	$7.93	$8.14	$8.39

0.17	0.19	0.22	0.22	0.22
0.32	(0.11)	0.32	(0.20)	(0.25)
0.49	0.08	0.54	0.02	(0.03)

(0.17)	(0.19)	(0.22)	(0.22)	(0.22)
(0.04)	(0.08)	—	(0.01)	—
(0.21)	(0.27)	(0.22)	(0.23)	(0.22)

$8.34	$8.06	$8.25	$7.93	$8.14

6.24%	0.95%	6.91%	0.16%	(0.27% )

$14,040	$19,009	$25,065	$26,376	$33,298
1.59%	1.59%	1.61%	1.64%	1.64%
1.68%	1.68%	1.69%	1.69%	1.70%
2.10%	2.33%	2.73%	2.72%	2.75%
2.01%	2.24%	2.65%	2.67%	2.69%
32%	40%	23%	19%	15%

Financial highlights
Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Calculated using average shares outstanding.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
8/31/21	8/31/20	8/31/19	8/31/18	8/31/17
$8.05	$8.25	$7.92	$8.13	$8.38

0.25	0.27	0.30	0.30	0.30
0.32	(0.12)	0.33	(0.20)	(0.25)
0.57	0.15	0.63	0.10	0.05

(0.25)	(0.27)	(0.30)	(0.30)	(0.30)
(0.04)	(0.08)	—	(0.01)	—
(0.29)	(0.35)	(0.30)	(0.31)	(0.30)

$8.33	$8.05	$8.25	$7.92	$8.13

7.31%	1.84%	8.12%	1.16%	0.73%

$72,333	$55,919	$47,241	$41,427	$33,373
0.59%	0.59%	0.61%	0.64%	0.64%
0.68%	0.68%	0.69%	0.69%	0.70%
3.10%	3.33%	3.73%	3.72%	3.75%
3.01%	3.24%	3.65%	3.67%	3.69%
32%	40%	23%	19%	15%

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds	August 31, 2021

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each a Fund, or together, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund prior to December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund on or after December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended August 31, 2021, and for all open tax years (years ended August 31, 2018–August 31, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the year ended August 31, 2021, the Funds did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method.

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

1. Significant Accounting Policies (continued)

Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the year ended August 31, 2021 for each Fund.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended August 31, 2021, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax-Free Arizona Fund	$20
Delaware Tax-Free California Fund	49
Delaware Tax-Free Colorado Fund	68
Delaware Tax-Free Idaho Fund	22
Delaware Tax-Free New York Fund	122
Delaware Tax-Free Pennsylvania Fund	202

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware		Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Delaware	Tax-Free	Tax-Free
	Arizona	California	Colorado	Tax-Free	New York	Pennsylvania
	Fund	Fund	Fund	Idaho Fund	Fund	Fund
On the first $500 million	0.5000%	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.4750%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets from September 1, 2020 through August 31, 2021.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Operating expense	Operating expense
	limitation as	limitation as
	a percentage	a percentage
	of average	of average
	daily net assets	daily net assets
	(per annum)	(per annum)
	September 1, 2020-	December 29, 2020-
Fund	December 28, 2020	August 31, 2021
Delaware Tax-Free Arizona Fund	0.59%	0.59%
Delaware Tax-Free California Fund	0.57%	0.57%
Delaware Tax-Free Colorado Fund	0.59%	0.57%
Delaware Tax-Free Idaho Fund	0.61%	0.61%
Delaware Tax-Free New York Fund	0.55%	0.55%
Delaware Tax-Free Pennsylvania Fund	0.59%	0.59%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended August 31, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$6,894
Delaware Tax-Free California Fund	8,231
Delaware Tax-Free Colorado Fund	11,924
Delaware Tax-Free Idaho Fund	7,933
Delaware Tax-Free New York Fund	10,409
Delaware Tax-Free
Pennsylvania Fund	19,413

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended August 31, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$7,300
Delaware Tax-Free California Fund	10,584
Delaware Tax-Free Colorado Fund	19,981
Delaware Tax-Free Idaho Fund	9,910
Delaware Tax-Free New York Fund	15,326
Delaware Tax-Free Pennsylvania Fund	38,868

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended August 31, 2021, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$2,690
Delaware Tax-Free California Fund	7,071
Delaware Tax-Free Colorado Fund	7,311
Delaware Tax-Free Idaho Fund	3,643
Delaware Tax-Free New York Fund	9,191
Delaware Tax-Free
Pennsylvania Fund	14,224

For the year ended August 31, 2021, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax-Free Arizona Fund	$1,421
Delaware Tax-Free California Fund	3,037
Delaware Tax-Free Colorado Fund	11,132
Delaware Tax-Free Idaho Fund	11,309
Delaware Tax-Free New York Fund	4,658
Delaware Tax-Free Pennsylvania Fund	14,162

For the year ended August 31, 2021, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Arizona Fund	$2,500	$800
Delaware Tax-Free California Fund	101	87
Delaware Tax-Free Colorado Fund	6,018	841
Delaware Tax-Free Idaho Fund	2,488	74
Delaware Tax-Free New York Fund	2,269	—
Delaware Tax-Free Pennsylvania Fund	4,657	222

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended August 31, 2021, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/ trustees and/or common officers. At their regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the year ended August 31, 2021, the Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Arizona Fund	$4,017,514	$9,341,835	$306,110
Delaware Tax-Free California Fund	12,019,473	12,905,387	104,013
Delaware Tax-Free Colorado Fund	6,174,915	5,870,021	—
Delaware Tax-Free Idaho Fund	11,958,262	3,906,215	147,049
Delaware Tax-Free New York Fund	6,959,039	2,315,402	(712)
Delaware Tax-Free
Pennsylvania Fund	9,235,737	20,415,634	799,408

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________
*	The aggregate contractual waiver period covering this report is from December 27, 2019 through December 29, 2021.

3. Investments

For the year ended August 31, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Arizona Fund	$22,988,692	$15,495,786
Delaware Tax-Free California Fund	30,982,032	15,986,528
Delaware Tax-Free Colorado Fund	37,726,224	23,345,899
Delaware Tax-Free Idaho Fund	40,481,563	19,270,318
Delaware Tax-Free New York Fund	26,152,372	23,112,733
Delaware Tax-Free Pennsylvania Fund	170,595,671	143,283,871

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximates the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At August 31, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
Fund	investments	of investments	of investments	of investments
Delaware Tax-Free
Arizona Fund	$82,515,141	$7,337,422	$(85,861)	$7,251,561
Delaware Tax-Free
California Fund	125,785,668	11,639,463	(224,477)	11,414,986
Delaware Tax-Free
Colorado Fund	227,908,964	18,024,250	(50,356)	17,973,894
Delaware Tax-Free
Idaho Fund	121,432,567	8,390,126	(120,934)	8,269,192
Delaware Tax-Free New
York Fund	196,256,356	20,872,291	(201,544)	20,670,747
Delaware Tax-Free
Pennsylvania Fund	435,329,338	42,129,932	(2,862,769)	39,267,163

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of August 31, 2021:

Delaware Tax-Free Arizona Fund
Level 2
Securities
Assets:
Municipal Bonds	$88,966,702
Short-Term Investments	800,000
Total Value of Securities	$89,766,702

Delaware Tax-Free California Fund
Level 2
Securities
Assets:
Municipal Bonds	$136,200,654
Short-Term Investments	1,000,000
Total Value of Securities	$137,200,654

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$240,654,397	$240,654,397
Short-Term Investments[1]	828,461	4,400,000	5,228,461
Total Value of Securities	$828,461	$245,054,397	$245,882,858

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$126,699,055	$126,699,055
Short-Term Investments	3,002,704	—	3,002,704
Total Value of Securities	$3,002,704	$126,699,055	$129,701,759

Delaware Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$216,117,103
Short-Term Investments	810,000
Total Value of Securities	$216,927,103

Delaware Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$474,596,501

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Delaware Tax-Free
	Colorado Fund
	Level 1	Level 2	Total
Short-Term Investments	15.85%	84.15%	100.00%

During the year ended August 31, 2021, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the year ended August 31, 2021, there were no Level 3 investments.

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended August 31, 2021 and 2020 were as follows:

	Tax-exempt income	Ordinary income	Long-term capital gains	Total
Year ended August 31, 2021:
Delaware Tax-Free Arizona Fund	$2,225,211	$17,738	$48,606	$2,291,555
Delaware Tax-Free California Fund	3,444,661	86	—	3,444,747
Delaware Tax-Free Colorado Fund	5,990,721	988	—	5,991,709
Delaware Tax-Free Idaho Fund	2,941,289	151	—	2,941,440
Delaware Tax-Free New York Fund	4,474,462	—	365,078	4,839,540
Delaware Tax-Free Pennsylvania Fund	12,345,155	600,806	2,336,190	15,282,151
Year ended August 31, 2020:
Delaware Tax-Free Arizona Fund	2,294,008	132,819	—	2,426,827
Delaware Tax-Free California Fund	2,942,472	328,078	577,094	3,847,644
Delaware Tax-Free Colorado Fund	6,470,990	947	—	6,471,937
Delaware Tax-Free Idaho Fund	3,002,673	—	—	3,002,673
Delaware Tax-Free New York Fund	2,498,126	291,958	147,922	2,938,006
Delaware Tax-Free Pennsylvania Fund	13,525,071	1,397,137	2,715,224	17,637,432

5. Components of Net Assets on a Tax Basis

As of August 31, 2021, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Shares of beneficial interest	$82,566,891	$124,259,775	$230,794,943
Undistributed ordinary
income	107,751	—	—
Undistributed tax-exempt
income	34,542	56,488	394,022
Undistributed long-term
capital gains	437,607	213,032	—
Distributions payable	(14,661)	(46,717)	(41,464)
Capital loss carryforwards	—	—	(2,013,448)
Unrealized appreciation of
investments	7,251,561	11,414,986	17,973,894
Net assets	$90,383,691	$135,897,564	$247,107,947

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund		Delaware Tax-Free Pennsylvania Fund
Shares of beneficial interest	$125,173,618	$197,052,062		$430,653,680
Undistributed ordinary
income	—	—		1,474,618
Undistributed tax-exempt
income	2,259	65,740		—
Undistributed long-term
capital gains	—	53,570		—
Distributions payable	(18,998)	(64,607)		(106,962)
Capital loss carryforwards	(4,503,317)	(467,227	)*	—
Unrealized appreciation of
investments	8,269,192	20,670,747		39,267,163
Net assets	$128,922,754	$217,310,285		$471,288,499

*	A portion of the Fund’s capital loss carryforward is subject to limitation under the Internal Revenue Code and related regulations.

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and tax deferral of losses due to wash sales, as applicable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended August 31, 2021, Delaware Tax-Free New York Fund adjustments were to decrease total distributable earnings and increase paid-in capital in excess of par by $635,917 due to capital loss carryforward from merger. Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free Pennsylvania Fund had no reclassifications.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2021, the Funds utilized capital loss carryforwards as follows:

Delaware Tax-Free Arizona Fund	$86,581
Delaware Tax-Free Colorado Fund	297,584
Delaware Tax-Free Idaho Fund	416,478
Delaware Tax-Free New York Fund	168,690

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

5. Components of Net Assets on a Tax Basis (continued)

At August 31, 2021, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free
Colorado Fund	$2,013,448	$—	$2,013,448
Delaware Tax-Free
Idaho Fund	2,289,541	2,213,776	4,503,317
Delaware Tax-Free
New York Fund	467,227	—	467,227

At August 31, 2021, there were no capital loss carryforwards for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, and Delaware Tax-Free Pennsylvania Fund.

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Year ended		Year ended		Year ended
	8/31/21	8/31/20	8/31/21	8/31/20	8/31/21	8/31/20
Shares sold:
Class A	513,124	349,787	1,023,677	798,154	1,050,651	1,177,515
Class C	23,292	41,794	50,194	48,347	77,408	66,422
Institutional Class	733,558	372,503	1,301,732	1,795,851	2,586,555	2,117,070

Shares from merger:[1]
Class A	—	—	2,796,713	—	—	—
Institutional Class	—	—	133,509	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	129,794	130,770	153,210	125,573	331,105	378,666
Class C	3,131	5,131	8,850	23,216	11,269	17,390
Institutional Class	42,741	41,773	68,426	105,460	137,029	123,322
	1,445,640	941,758	5,536,311	2,896,601	4,194,017	3,880,385

Shares redeemed:
Class A	(505,741)	(400,570)	(780,314)	(685,580)	(1,684,720)	(1,773,322)
Class C	(121,492)	(90,096)	(315,080)	(434,992)	(225,450)	(271,283)
Institutional Class	(248,526)	(318,049)	(663,751)	(2,676,045)	(791,630)	(1,355,362)
	(875,759)	(808,715)	(1,759,145)	(3,796,617)	(2,701,800)	(3,399,967)
Net increase (decrease)	569,881	133,043	3,777,166	(900,016)	1,492,217	480,418

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund		Pennsylvania Fund
	Year ended		Year ended		Year ended
	8/31/21	8/31/20	8/31/21	8/31/20	8/31/21	8/31/20
Shares sold:
Class A	981,935	959,882	627,672	995,411	4,204,401	4,314,169
Class C	169,886	95,887	33,490	47,380	240,336	354,617
Institutional Class	1,578,301	1,075,303	1,191,983	842,455	2,547,206	1,831,656

Shares from merger:[1]
Class A	—	—	10,151,853	—	—	—
Institutional Class	—	—	191,220	—	—	—

Shares issued upon reinvestment of dividends and distributions:
Class A	133,396	133,062	233,817	95,051	1,375,466	1,636,289
Class C	11,485	19,494	7,458	17,739	51,827	84,927
Institutional Class	87,070	88,432	104,568	109,851	249,015	230,937
	2,962,073	2,372,060	12,542,061	2,107,887	8,668,251	8,452,595

Shares redeemed:
Class A	(389,583)	(589,708)	(1,260,818)	(486,526)	(4,647,494)	(6,405,705)
Class C	(405,039)	(455,467)	(253,594)	(598,180)	(967,055)	(1,117,945)
Institutional Class	(501,800)	(1,052,192)	(551,930)	(980,134)	(1,059,421)	(847,916)
	(1,296,422)	(2,097,367)	(2,066,342)	(2,064,840)	(6,673,970)	(8,371,566)
Net increase	1,665,651	274,693	10,475,719	43,047	1,994,281	81,029

[1]	See Note 7.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the previous page and on the “Statements of changes in net assets.” For the years ended August 31, 2021 and 2020, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Arizona Fund
Year ended
8/31/21	—	17,945	—	517	17,475	$212,441
Delaware Tax-Free California Fund
Year ended
8/31/21	41	9,178	—	9,199	41	115,246
8/31/20	41,500	—	—	—	41,591	497,495

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

6. Capital Shares (continued)

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Colorado Fund
Year ended
8/31/21	363	23,555	—	23,639	363	$277,845
8/31/20	14,854	—	—	—	14,879	162,881

Delaware Tax-Free Idaho Fund
Year ended
8/31/21	17,257	39,913	—	30,392	26,800	675,359
8/31/20	975	47	—	47	976	11,445

Delaware Tax-Free New York Fund
Year ended
8/31/21	—	4,465	8,571	13,029	—	156,853
8/31/20	—	689	—	687	—	7,995

Delaware Tax-Free Pennsylvania Fund
Year ended
8/31/21	42,470	104,699	647	89,432	58,557	1,214,761
8/31/20	178,615	34,561	—	27,646	185,745	1,704,166

Delaware Tax-Free Arizona Fund did not have any exchange transactions for the year ended August 31, 2020.

7. Reorganization

On August 12, 2020, the Board approved a proposal to reorganize Delaware Tax-Free California II Fund and Delaware Tax-Free New York II Fund, each a series of Delaware Group Limited-Term Government Funds (the “Acquired Funds”) with and into Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund (the “Acquiring Funds”), (the “Reorganization”) respectively. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Funds were acquired by the Acquiring Funds, and (ii) the Trust, on behalf of the Acquiring Funds, assumed the liabilities of the Acquired Funds, in exchange for shares of the Acquiring Funds. In accordance with the Plan, the Acquired Funds liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Funds to own shares of a Fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Funds. The reorganization was accomplished by a tax-free exchange of shares on December 4, 2020. For financial reporting purposes, assets received and shares issued by the Acquiring Funds were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the merger are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Tax-Free California II		Delaware Tax-Free California
	Fund		Fund
Class A	$34,679,243	2,710,905	2,796,713	$44,625,207	1.0317
Class C	—	—	—	6,281,715	—
Institutional
Class	1,655,513	129,715	133,509	34,207,309	1.0292

	Delaware Tax-Free New York II		Delaware Tax-Free New York
	Fund		Fund
Class A	119,588,826	8,207,503	10,151,853	42,891,574	1.2369
Class C	—	—	—	6,850,309	—
Institutional
Class	2,252,578	154,568	191,220	40,282,693	1.2371

The net assets of the Acquiring Funds before the Reorganization were $85,114,231 and $90,024,576 for Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund, respectively. The net assets of the Acquiring Funds immediately following the Reorganization were $121,448,987 and $211,865,980 for Delaware Tax-Free California Fund and Delaware Tax-Free New York Fund, respectively.

Assuming the Reorganization had been completed on September 1, 2020, the Acquiring Funds’ pro forma results of operations for the year ended August 31, 2021, would have been as follows:

	Delaware Tax-Free California Fund	Delaware Tax-Free New York Fund
Net investment income	$4,467,220	$7,736,030
Net realized gain on
investments	1,105,213	1,210,748
Net change in unrealized
appreciation
(depreciation)	2,876,395	6,857,850
Net increase in net assets
resulting from operations	$8,448,828	$15,804,628

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Acquiring Funds’ Statement of Operations since the Reorganization was consummated on December 4, 2020.

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

8. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, each Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Funds had no amounts outstanding as of August 31, 2021, or at any time during the year then ended.

9. Geographic, Credit, and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

9. Geographic, Credit, and Market Risks (continued)

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent registered public accounting firm

To the Board of Trustees of Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II and Delaware Group® State Tax-Free Income Trust and Shareholders of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, Delaware Tax-Free Colorado Fund and Delaware Tax-Free Pennsylvania Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Tax-Free Arizona Fund (constituting Voyageur Insured Funds), Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund (three of the funds constituting Voyageur Mutual Funds), Delaware Tax-Free Colorado Fund (constituting Voyageur Mutual Funds II) and Delaware Tax-Free Pennsylvania Fund (constituting Delaware Group® State Tax-Free Income Trust) (hereafter collectively referred to as the “Funds”) as of August 31, 2021, the related statements of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2021 and each of the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2021

We have served as the auditor of one or more investment companies in Delaware Funds by Macquarie® since 2010.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® state tax-free funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of each Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended August 31, 2021, the Fund reports distributions paid during the year as follows:

	(A)
	Long-Term	(B)	(C)
	Capital Gains	Ordinary Income	Tax-Exempt	Total
	Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free
Arizona Fund	2.12%	0.77%	97.11%	100.00%
Delaware Tax-Free
California Fund	—	—	100.00%	100.00%
Delaware Tax-Free
Colorado Fund	—	0.02%	99.98%	100.00%
Delaware Tax-Free
Idaho Fund	—	0.01%	99.99%	100.00%
Delaware Tax-Free New
York Fund	7.54%	—	92.46%	100.00%
Delaware Tax-Free
Pennsylvania Fund	15.29%	3.93%	80.78%	100.00%
____________________

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® state tax-free funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Tax-Free Arizona Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year, 3-year, 5-year, and since inception periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free California Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional California municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year, 5-year, and since inception periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Colorado Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year, 3-year, 5-year, and since inception periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Idaho Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year and since inception periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 5-year period was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® state tax-free funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at a meeting held August 10-12, 2021 (continued)

Delaware Tax-Free New York Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional New York municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year, 3-year, 5-year, and since inception periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Pennsylvania Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional Pennsylvania municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year, 3-year, 5-year, and since inception periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group and, for comparative consistency, included 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Tax-Free Arizona Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free California Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered favorably fee waivers in place through December 2021 and various initiatives implemented by Management, such as a negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Colorado Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Delaware Tax-Free Idaho Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2021 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free New York Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2021 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Pennsylvania Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2021 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight services, and custody, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for

Other Fund information (Unaudited)
Delaware Funds by Macquarie® state tax-free funds

Board consideration of Investment Advisory Agreements for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at a meeting held August 10-12, 2021 (continued)

procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed each Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2021, the Funds had each not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if each Fund increases sufficiently in size, then economies of scale may be shared.

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Interested Trustee

Shawn K. Lytle[1]	President,	President and	Global Head of Macquarie	150	Trustee — UBS Relationship
610 Market Street	Chief Executive	Chief Executive	Investment Management[2]		Funds, SMA Relationship Trust,
Philadelphia, PA	Officer,	Officer	(January 2019–Present)		and UBS Funds
19106-2354	and Trustee	since August 2015	Head of Americas of		(May 2010–April 2015)
February 1970		Trustee since	Macquarie Group
		September 2015	(December 2017–Present)
Deputy Global Head of
Macquarie Investment
Management
(2017–2019)
Head of Macquarie Investment
Management Americas
(2015–2017)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Independent Trustees

Jerome D.	Trustee	Since January 2019	Managing Member, Stonebrook	150	None
Abernathy			Capital Management, LLC
610 Market Street			(financial technology: macro
Philadelphia, PA			factors and databases)
19106-2354			(January 1993-Present)
July 1959

Thomas L. Bennett	Chair and Trustee	Trustee since March	Private Investor	150	None
610 Market Street		2005	(March 2004–Present)
Philadelphia, PA		Chair since March
19106-2354		2015
October 1947

Ann D. Borowiec	Trustee	Since March 2015	Chief Executive Officer, Private	150	Director — Banco Santander
610 Market Street			Wealth Management		International
Philadelphia, PA			(2011–2013) and Market		(October 2016–December 2019)
19106-2354			Manager, New Jersey Private		Director — Santander Bank, N.A.
November 1958			Bank (2005–2011) — J.P.		(December 2016–December 2019)
Morgan Chase & Co.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Joseph W. Chow	Trustee	Since January 2013	Private Investor	150	Director and Audit Committee
610 Market Street			(April 2011–Present)		Member — Hercules Technology
Philadelphia, PA					Growth Capital, Inc.
19106-2354					(July 2004–July 2014)
January 1953

John A. Fry	Trustee	Since January 2001	President — Drexel University	150	Director; Compensation
610 Market Street			(August 2010–Present)		Committee and Governance
Philadelphia, PA			President — Franklin & Marshall		Committee Member —
19106-2354			College (July 2002–June 2010)		Community Health Systems
May 1960					(May 2004–Present)
Director — Drexel Morgan & Co.
(2015–2019)
Director, Audit and
Compensation Committee
Member — vTv Therapeutics Inc.
(2017–Present)
Director and Audit Committee
Member — FS Credit Real Estate
Income Trust, Inc.
(2018–Present)
Director — Federal Reserve
Bank of Philadelphia
(January 2020–Present)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Frances A.	Trustee	Since September	Private Investor	150	Trust Manager and Audit
Sevilla-Sacasa		2011	(January 2017–Present)		Committee Chair — Camden
610 Market Street			Chief Executive Officer — Banco		Property Trust
Philadelphia, PA			Itaú International		(August 2011–Present)
19106-2354			(April 2012–December 2016)		Director; Audit
January 1956			Executive Advisor to Dean		and Compensation
			(August 2011–March 2012) and		Committee Member —
			Interim Dean		Callon Petroleum Company
			(January 2011–July 2011) —		(December 2019–Present)
			University of Miami School of		Director — New Senior
			Business Administration		Investment Group Inc.
			President — U.S. Trust, Bank of		(January 2021–Present)
			America Private Wealth		Director; Audit Committee
			Management (Private Banking)		Member — Carrizo Oil & Gas,
			(July 2007-December 2008)		Inc. (March 2018–December
2019)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Thomas K. Whitford	Trustee	Since January 2013	Vice Chairman — PNC Financial	150	Director — HSBC North America
610 Market Street			Services Group (2010–April 2013)		Holdings Inc.
Philadelphia, PA					(December 2013–Present)
19106-2354					Director — HSBC USA Inc.
March 1956					(July 2014–Present)
Director — HSBC Bank USA,
National Association
(July 2014–March 2017)
Director — HSBC Finance
Corporation
(December 2013–April 2018)

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Christianna Wood	Trustee	Since January 2019	Chief Executive Officer and	150	Director; Finance Committee and
610 Market Street			President — Gore Creek Capital,		Audit Committee Member —
Philadelphia, PA			Ltd. (August 2009–Present)		H&R Block Corporation
19106-2354					(July 2008–Present)
August 1959					Director; Investments
Committee, Capital and Finance
Committee, and Audit
Committee Member — Grange
Insurance (2013–Present)
Trustee; Chair of Nominating and
Governance Committee and
Audit Committee Member —
The Merger Fund
(2013–October 2021),
The Merger Fund VL
(2013–October 2021); WCM
Alternatives: Event-Driven Fund
(2013–October 2021), and WCM
Alternatives: Credit Event Fund
(December 2017–October 2021)
Director; Chair of Governance
Committee and Audit Committee
Member — International
Securities Exchange (2010–2016)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Janet L. Yeomans	Trustee	Since April 1999	Vice President and Treasurer	150	Director; Personnel and
610 Market Street			(January 2006–July 2012), Vice		Compensation Committee Chair;
Philadelphia, PA			President — Mergers &		Member of Nominating,
19106-2354			Acquisitions		Investments, and Audit
July 1948			(January 2003–January 2006),		Committees for various periods
			and Vice President and Treasurer		throughout directorship —
			(July 1995–January 2003) — 3M		Okabena Company (2009–2017)
Company
Officers

David F. Connor	Senior Vice President,	Senior Vice President,	David F. Connor has served in	150	None[3]
610 Market Street	General Counsel, and	since May 2013;	various capacities at different
Philadelphia, PA	Secretary	General Counsel	times at Macquarie Investment
19106-2354		since May 2015;	Management.
December 1963		Secretary since
October 2005

Daniel V. Geatens	Senior Vice President	Senior Vice President	Daniel V. Geatens has served in	150	None[3]
610 Market Street	and Treasurer	and Treasurer since	various capacities at different
Philadelphia, PA		October 2007	times at Macquarie Investment
19106-2354			Management.
October 1972

Board of trustees / directors and officers addendum
Delaware Funds by Macquarie®

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Richard Salus	Senior Vice President	Senior Vice President	Richard Salus has served in	150	None
610 Market Street	and Chief Financial	and Chief Financial	various capacities at different
Philadelphia, PA	Officer	Officer since	times at Macquarie Investment
19106-2354		November 2006	Management.
October 1963

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3]	David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds by Macquarie® Philadelphia, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO

Jerome D. Abernathy Managing Member, Stonebrook Capital Management, LLC Jersey City, NJ	Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds by Macquarie® Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Jerome D. Abernathy
John A. Fry
Thomas K. Whitford, Chair
Christianna Wood

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $178,848 for the fiscal year ended August 31, 2021.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $198,720 for the fiscal year ended August 31, 2020.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2021.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $958,376 for the registrant’s fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2020.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $903,282 for the registrant’s fiscal year ended August 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $27,500 for the fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $27,500 for the fiscal year ended August 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2021.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item $0 for the fiscal year ended August 31, 2020.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $9,044,000 and $5,607,000 for the registrant’s fiscal years ended August 31, 2021 and August 31, 2020, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	November 3, 2021

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 3, 2021